UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08764

PACE® Select Advisors Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2011

Item 1.  Schedule of Investments

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—25.78%
Federal Farm Credit Bank
0.230%, due 11/08/11[1]	3,000,000	2,996,358
Federal Home Loan Bank
0.280%, due 05/07/11[2]	3,000,000	3,000,000
0.200%, due 05/13/11[1]	5,000,000	4,999,694
0.500%, due 05/17/11[1]	2,000,000	1,999,583
0.100%, due 05/25/11[1]	5,000,000	4,999,681
0.580%, due 05/27/11	2,000,000	2,000,000
0.300%, due 06/15/11[2]	3,000,000	3,000,000
0.270%, due 06/30/11[2]	4,500,000	4,500,000
0.280%, due 07/12/11[2]	3,500,000	3,500,000
0.270%, due 02/17/12[1]	3,000,000	2,993,453
Federal Home Loan Mortgage Corp.*
0.330%, due 05/02/11[1]	4,000,000	4,000,000
0.300%, due 05/16/11[1]	4,000,000	3,999,533
0.230%, due 08/23/11[1]	5,000,000	4,996,390
Federal National Mortgage Association*
0.090%, due 05/23/11[1]	5,000,000	4,999,737
0.410%, due 07/06/11[1]	4,000,000	3,997,039
0.290%, due 08/08/11[1]	2,000,000	1,998,421
0.210%, due 09/01/11[1]	4,000,000	3,997,153
US Treasury Bills
0.190%, due 05/26/11[1]	4,000,000	3,999,493
0.295%, due 07/28/11[1]	2,000,000	1,998,574
0.155%, due 09/22/11[1]	5,000,000	4,996,922
0.250%, due 03/08/12[1]	2,000,000	1,995,681
US Treasury Notes
0.875%, due 05/31/11	3,000,000	3,001,679
1.000%, due 12/31/11	2,000,000	2,010,137
0.875%, due 02/29/12	3,000,000	3,012,752
1.000%, due 04/30/12	3,000,000	3,018,740
Total US government and agency obligations (cost—$86,011,020)		86,011,020

Bank note—0.90%
Banking-US—0.90%
Bank of America N.A.
0.160%, due 05/11/11 (cost—$3,000,000)	3,000,000	3,000,000

Certificates of deposit—15.66%
Banking-non-US—15.66%
Abbey National Treasury Services PLC
0.381%, due 07/18/11[2]	1,500,000	1,500,000
0.626%, due 07/18/11[2]	3,500,000	3,500,000
Bank of Nova Scotia
0.200%, due 05/02/11[2]	1,500,000	1,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.300%, due 05/03/11	1,000,000	1,000,000
Barclays Bank PLC
0.714%, due 05/17/11[2]	5,000,000	5,000,903
BNP Paribas SA
0.428%, due 07/15/11[2]	1,750,000	1,750,000
Credit Industriel et Commercial
0.290%, due 07/08/11	3,000,000	3,000,028
Lloyds TSB Bank PLC
0.475%, due 07/19/11[2]	3,500,000	3,500,000

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Mitsubishi UFJ Trust & Banking Corp.
0.335%, due 05/09/11	1,000,000	1,000,000
Mizuho Corporate Bank Ltd.
0.260%, due 05/24/11	2,000,000	2,000,000
0.270%, due 05/26/11	3,000,000	3,000,000
National Australia Bank Ltd.
0.291%, due 05/10/11[2]	500,000	500,000
0.301%, due 07/14/11[2]	1,000,000	1,000,000
0.295%, due 07/19/11[2]	750,000	749,928
Natixis
0.320%, due 07/07/11	3,000,000	3,000,027
0.403%, due 07/13/11[2]	1,000,000	1,000,000
Nordea Bank Finland
0.250%, due 06/10/11	4,000,000	4,000,000
Rabobank Nederland N.V.
0.296%, due 05/18/11[2]	1,000,000	1,000,000
0.250%, due 06/10/11	3,000,000	3,000,000
Royal Bank of Canada
0.270%, due 05/02/11[2]	1,500,000	1,500,000
0.285%, due 05/02/11[2]	1,500,000	1,500,000
Royal Bank of Scotland PLC
0.474%, due 07/25/11[2]	3,500,000	3,500,000
Sumitomo Mitsui Banking Corp.
0.300%, due 05/04/11	3,000,000	3,000,000
Westpac Banking Corp.
0.280%, due 05/02/11[2]	1,750,000	1,750,000
Total certificates of deposit (cost—$52,250,886)		52,250,886

Commercial paper[1]—42.59%
Asset backed-banking—1.20%
Atlantis One Funding
0.200%, due 08/01/11	4,000,000	3,997,978

Asset backed-miscellaneous—18.74%
Atlantic Asset Securitization LLC
0.220%, due 05/05/11	7,000,000	6,999,871
0.240%, due 05/19/11	3,000,000	2,999,660
Barton Capital LLC
0.170%, due 05/17/11	4,987,000	4,986,647
Bryant Park Funding LLC
0.190%, due 05/05/11	5,000,000	4,999,921
Chariot Funding LLC
0.160%, due 05/12/11	5,000,000	4,999,778
LMA Americas LLC
0.200%, due 05/09/11	6,000,000	5,999,767
0.260%, due 05/12/11	1,919,000	1,918,861
Market Street Funding LLC
0.190%, due 06/08/11	3,000,000	2,999,414
0.190%, due 06/14/11	2,000,000	1,999,546
Old Line Funding Corp.
0.250%, due 06/20/11	3,000,000	2,998,979
0.200%, due 07/21/11	7,000,000	6,996,889
Regency Markets No. 1 LLC
0.190%, due 05/20/11	3,500,000	3,499,667

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Thunderbay Funding
0.250%, due 06/07/11	3,000,000	2,999,250
0.250%, due 06/15/11	5,116,000	5,114,437
Windmill Funding Corp.
0.160%, due 05/18/11	3,000,000	2,999,787
		62,512,474
Asset backed-securities—3.59%
Argento Variable Funding Co. LLC
0.280%, due 07/07/11	6,000,000	5,996,920
Grampian Funding LLC
0.320%, due 05/03/11	3,000,000	2,999,973
0.310%, due 06/22/11	3,000,000	2,998,683
		11,995,576
Banking-non-US—5.47%
ANZ National International Ltd.
0.330%, due 05/09/11	1,000,000	999,936
Commonwealth Bank of Australia
0.320%, due 05/06/11[2,3]	1,000,000	999,956
Credit Suisse
0.200%, due 07/14/11	3,000,000	2,998,783
Eksportfinans
0.130%, due 05/05/11	6,000,000	5,999,935
Kreditanstalt für Wiederaufbau
0.245%, due 06/10/11	3,000,000	2,999,204
Sumitomo Mitsui Banking Corp.
0.240%, due 06/01/11	3,000,000	2,999,400
Westpac Securities NZ Ltd.
0.341%, due 06/01/11[2,3]	1,250,000	1,250,000
		18,247,214
Banking-US—8.57%
Barclays US Funding Corp.
0.260%, due 06/23/11	3,000,000	2,998,873
BNP Paribas Finance
0.340%, due 05/05/11	3,000,000	2,999,915
Deutsche Bank Financial LLC
0.340%, due 05/18/11	3,100,000	3,099,532
Dexia Delaware LLC
0.230%, due 05/04/11	5,000,000	4,999,936
ING (US) Funding LLC
0.240%, due 08/05/11	3,000,000	2,998,100
JPMorgan Chase & Co.
0.240%, due 07/11/11	1,000,000	999,533
Natixis US Finance Co. LLC
0.360%, due 07/01/11	3,000,000	2,998,200
Societe Generale N.A., Inc.
0.430%, due 06/06/11	1,000,000	999,582
0.420%, due 07/11/11	3,000,000	2,997,550
0.450%, due 10/07/11	3,500,000	3,493,088
		28,584,309

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[1]—(concluded)
Finance-captive automotive—1.50%
Toyota Motor Credit Corp.
0.240%, due 06/03/11	5,000,000	4,998,933

Insurance-life—1.50%
Massachusetts Mutual Life Insurance Co.
0.150%, due 05/12/11	5,000,000	4,999,791

Pharmaceuticals—1.12%
Sanofi-Aventis
0.240%, due 06/16/11	3,750,000	3,748,875

Supranational—0.90%
European Investment Bank
0.250%, due 06/24/11	3,000,000	2,998,896
Total commercial paper (cost—$142,084,046)		142,084,046

Short-term corporate obligations—2.85%
Automotive OEM—1.50%
American Honda Finance Corp.
0.274%, due 05/04/11[2,3]	5,000,000	5,000,003

Banking-non-US—0.45%
Westpac Securities NZ Ltd.
0.386%, due 05/04/11[2,3]	1,500,000	1,500,000

Supranational—0.90%
European Investment Bank
0.160%, due 07/07/11[1]	3,000,000	2,999,120
Total short-term corporate obligations (cost—$9,499,123)		9,499,123

Repurchase agreements—11.66%
Repurchase agreement dated 04/29/11 with Deutsche Bank Securities, 0.030% due 05/02/11, collateralized by $37,396,900 US Treasury Bonds, 4.500% due 05/15/38; (value—$38,760,056); proceeds: $38,000,095	38,000,000	38,000,000
Repurchase agreement dated 04/29/11 with State Street Bank & Trust Co., 0.010% due 05/02/11, collateralized by $884,587 US Treasury Notes, 3.125% due 04/30/17; (value—$934,925); proceeds: $916,001	916,000	916,000
Total repurchase agreements (cost—$38,916,000)		38,916,000
Total investments (cost—$331,761,075)—99.44%		331,761,075
Other assets in excess of liabilities—0.56%		1,874,981
Net assets (applicable to 333,637,724 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		333,636,056

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Rates shown are the discount rates at date of purchase.

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2011 (unaudited)

2	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.62% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

OEM	Original Equipment Manufacturer

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2011.

The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the nine	during the nine		affiliate for the
	Value at	months ended	months ended	Value at	nine months ended
Security description	07/31/10 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)
UBS Private Money Market Fund LLC	—	2,040,000	2,040,000	—	50

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	86,011,020	—	86,011,020
Bank note	—	3,000,000	—	3,000,000
Certificates of deposit	—	52,250,886	—	52,250,886
Commercial paper	—	142,084,046	—	142,084,046
Short-term corporate obligations	—	9,499,123	—	9,499,123
Repurchase agreements	—	38,916,000	—	38,916,000
Total	—	331,761,075	—	331,761,075

Issuer breakdown by country of origin

Percentage of
total investments (%)
United States	72.1
United Kingdom	6.9
Japan	5.4
France	3.8
Australia	2.6
Norway	1.8
Luxembourg	1.8
Canada	1.4
Finland	1.2
Netherlands	1.2
Germany	0.9
Switzerland	0.9
Total	100.0

Weighted average maturity - 50 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2011.

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—27.33%
GNMA
3.500%, due 08/15/39[1]	46,314	44,864
3.500%, due 12/15/40[1]	27,808,098	26,908,370
3.500%, due 01/15/41[1]	1,011,880	979,140
4.000%, due 01/20/41[1]	28,002,778	28,392,818
4.500%, due 06/15/39	931,985	979,031
4.500%, due 08/15/39	1,582,318	1,661,575
4.500%, due 09/15/39	2,821,091	2,962,838
4.500%, due 02/15/40	1,545,486	1,619,518
4.500%, due 03/15/40	694,570	727,841
4.500%, due 04/15/40	1,733,971	1,817,032
4.500%, due 05/15/40	9,615,198	10,086,766
4.500%, due 06/15/40	1,879,615	1,969,652
5.500%, due 06/15/37	41,537	45,286
5.500%, due 07/15/37	104,863	114,329
5.500%, due 12/15/37	66,165	72,138
5.500%, due 02/15/38	25,192	27,466
5.500%, due 07/15/38	111,943	122,013
5.500%, due 08/15/38	54,281	59,164
5.500%, due 10/15/38	4,723,444	5,148,589
5.500%, due 12/15/38	89,437	97,486
5.500%, due 03/15/39	827,544	901,987
5.500%, due 04/15/39	32,585	35,517
5.500%, due 05/15/39	755,838	823,830
5.500%, due 09/15/39	3,453,541	3,764,206
5.500%, due 12/15/39	844,053	919,981
5.500%, due 01/15/40	25,222	27,491
5.500%, due 02/15/40	271,319	295,725
5.500%, due 03/15/40	484,096	527,643
5.500%, due 04/15/40	27,101	29,649
5.500%, due 05/15/40	113,670	123,895
5.500%, due 06/15/40	745,673	812,750
6.000%, due 10/15/31	3,646	4,071
6.000%, due 03/15/34	3,752	4,185
6.000%, due 08/15/34	6,335	7,066
6.000%, due 07/15/36	135,191	150,606
6.500%, due 02/15/29	2,398	2,718
6.500%, due 11/15/34	17,924	20,299
6.500%, due 01/15/36	37,490	42,457
6.500%, due 03/15/36	2,095	2,371
6.500%, due 09/15/36	931,534	1,054,723
6.500%, due 02/15/37	44,063	49,853
6.500%, due 04/15/37	35,310	39,884
6.500%, due 01/15/38	26,925	30,543
6.500%, due 06/15/38	170,818	193,663
6.500%, due 07/15/38	83,167	93,927
6.500%, due 08/15/38	4,512	5,096
6.500%, due 10/15/38	394,196	445,200
6.500%, due 11/15/38	42,227	47,691
6.500%, due 01/15/39	14,859	16,805
7.500%, due 08/15/21	6,060	7,036
7.500%, due 09/15/23	953	1,106
8.000%, due 02/15/23	1,421	1,665
8.250%, due 04/15/19	375,103	426,187
10.500%, due 02/15/19	27,977	28,326
10.500%, due 06/15/19	34,129	38,827
10.500%, due 07/15/19	69,828	76,592
10.500%, due 07/15/20	3,435	3,841
10.500%, due 08/15/20	30,713	33,584
10.500%, due 09/15/20	3,368	3,834
11.500%, due 05/15/19	3,145	3,625

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
GNMA II
9.000%, due 04/20/25	22,900	27,371
9.000%, due 12/20/26	4,199	5,019
9.000%, due 01/20/27	12,680	15,165
9.000%, due 06/20/30	1,533	1,616
9.000%, due 09/20/30	1,295	1,368
9.000%, due 10/20/30	8,429	10,160
9.000%, due 11/20/30	5,829	7,027
GNMA II ARM
2.500%, due 11/20/21	30,615	31,679
2.500%, due 10/20/30	30,238	31,290
2.625%, due 07/20/17	8,105	8,372
2.625%, due 09/20/21	154,778	159,868
2.625%, due 08/20/25	35,361	36,524
2.625%, due 09/20/25	43,341	44,766
2.625%, due 08/20/26	49,638	51,270
2.625%, due 09/20/26	7,295	7,535
2.625%, due 07/20/27	18,433	19,040
2.625%, due 08/20/27	46,933	48,476
2.625%, due 07/20/30	227,865	235,358
2.625%, due 08/20/30	179,989	185,908
3.250%, due 02/20/28	4,146	4,314
3.375%, due 04/20/18	12,972	13,519
3.375%, due 06/20/22	141,468	147,428
3.375%, due 01/20/23	108,243	112,831
3.375%, due 03/20/23	54,462	56,770
3.375%, due 01/20/24	134,015	139,695
3.375%, due 04/20/24	153,657	160,131
3.375%, due 01/20/25	12,699	13,237
3.375%, due 02/20/25	36,619	38,171
3.375%, due 03/20/25	46,793	48,776
3.375%, due 05/20/25	110,391	115,431
3.375%, due 06/20/25	31,590	32,921
3.375%, due 03/20/26	28,060	29,249
3.375%, due 04/20/26	246,078	256,446
3.375%, due 06/20/26	107,103	111,615
3.375%, due 01/20/27	173,283	180,627
3.375%, due 02/20/27	19,235	20,051
3.375%, due 04/20/27	62,836	65,482
3.375%, due 01/20/28	19,516	20,343
3.375%, due 02/20/28	11,423	11,907
3.375%, due 04/20/30	43,304	45,130
3.375%, due 05/20/30	880,664	917,770
3.500%, due 03/20/25	23,256	24,285
4.000%, due 01/20/18	145,157	151,944
4.000%, due 05/20/18	6,600	6,899
4.000%, due 06/20/19	17,338	18,123
4.500%, due 06/20/19	24,832	26,018
GNMA TBA
4.000%, TBA[1]	3,000,000	3,027,657
4.000%, TBA	15,000,000	15,194,535
4.500%, TBA	20,000,000	20,831,240
5.000%, TBA	8,000,000	8,540,000
5.500%, TBA	3,000,000	3,258,282
6.000%, TBA	14,000,000	15,419,684
6.500%, TBA	1,000,000	1,128,438
Total government national mortgage association certificates (cost—$163,805,679)		166,031,132

Federal home loan mortgage corporation certificates*—23.96%
FHLMC
4.000%, due 05/01/39	728,066	726,172
4.000%, due 12/01/40	8,347,769	8,305,176

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates*—(concluded)
4.000%, due 02/01/41	5,271,929	5,245,030
4.000%, due 03/01/41	2,025,173	2,014,840
4.000%, due 04/01/41	574,780	571,367
5.000%, due 10/01/29	1,992,000	2,136,860
5.000%, due 06/01/34	91,947	97,544
5.000%, due 11/01/40	686,042	724,801
5.500%, due 02/01/33	970,191	1,050,205
5.500%, due 12/01/33	11,109,264	11,958,485
5.500%, due 12/01/34	405,714	438,921
5.500%, due 06/01/35	3,983,750	4,304,832
5.500%, due 06/01/36	4,122,421	4,454,680
5.500%, due 03/01/37	737,509	795,568
6.000%, due 07/01/37	304,394	332,934
6.000%, due 11/01/37	17,917,139	19,597,064
7.000%, due 08/01/25	1,130	1,297
7.500%, due 10/01/17	1,863	1,872
8.000%, due 03/01/13	13,521	13,737
9.000%, due 04/01/25	37,448	45,811
9.750%, due 11/01/16	8,642	8,700
11.000%, due 09/01/15	745	780
11.000%, due 10/01/15	294	321
11.000%, due 12/01/15	4,235	4,766
11.000%, due 04/01/19	4,545	5,348
11.000%, due 06/01/19	402	404
11.000%, due 08/01/20	35	36
11.000%, due 09/01/20	1,733	2,026
11.500%, due 01/01/16	2,345	2,383
11.500%, due 01/01/18	7,987	9,334
11.500%, due 05/01/19	2,959	2,975
11.500%, due 06/01/19	18,851	22,519
FHLMC ARM
2.387%, due 01/01/28	70,438	73,582
2.436%, due 11/01/27	172,279	180,649
2.499%, due 04/01/29	283,033	296,709
2.502%, due 07/01/24	249,591	250,822
2.537%, due 10/01/23	145,907	153,502
2.590%, due 12/01/29	143,381	150,819
2.597%, due 11/01/29	571,600	600,428
2.609%, due 07/01/28	195,889	205,770
2.621%, due 06/01/28	490,926	515,354
2.672%, due 11/01/25	325,835	343,100
2.690%, due 01/01/29	294,737	310,455
2.762%, due 10/01/27	388,176	409,293
2.780%, due 10/01/27	378,012	398,820
2.875%, due 01/01/30	36,867	38,719
5.103%, due 10/01/29	15,339	16,172
FHLMC TBA
4.500%, TBA	42,000,000	43,148,448
5.000%, TBA	21,500,000	22,658,979
5.500%, TBA	12,000,000	12,894,372
Total federal home loan mortgage corporation certificates (cost—$143,086,633)		145,522,781

Federal housing administration certificates—0.19%
FHA GMAC
7.400%, due 02/01/21	436,100	431,739
FHA Reilly
6.896%, due 07/01/20	718,239	718,239
Total federal housing administration certificates (cost—$1,155,252)		1,149,978

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—65.14%
FNMA
3.500%, due 10/01/25[1]	2,096,594	2,125,071
3.500%, due 11/01/25[1]	4,579,375	4,641,576
3.500%, due 12/01/25[1]	638,167	646,921
3.500%, due 01/01/26[1]	5,659,803	5,737,300
3.500%, due 02/01/26[1]	3,339,300	3,385,702
3.500%, due 03/01/26[1]	306,811	310,979
3.500%, due 09/01/39[1]	297,484	283,968
3.500%, due 11/01/39[1]	495,545	472,981
3.500%, due 08/01/40[1]	819,059	781,637
3.500%, due 09/01/40[1]	56,086	53,532
3.500%, due 10/01/40[1]	2,249,382	2,146,960
3.500%, due 11/01/40[1]	2,844,426	2,714,909
3.500%, due 12/01/40[1]	13,135,176	12,537,086
3.500%, due 01/01/41[1]	2,192,813	2,092,967
4.000%, due 11/01/13	591,124	610,465
4.000%, due 05/01/14	1,697,665	1,736,657
4.000%, due 05/01/18	249,221	258,813
4.000%, due 03/01/19	264,084	277,826
4.000%, due 06/01/19	289,461	304,524
4.000%, due 04/01/23	16,556	17,216
4.000%, due 03/01/24	3,192,424	3,313,654
4.000%, due 08/01/24	711,647	738,671
4.000%, due 03/01/25	1,132,696	1,176,063
4.000%, due 05/01/25	1,763,751	1,831,279
4.000%, due 05/01/39[1]	558,477	557,024
4.000%, due 09/01/39[1]	920,153	918,046
4.000%, due 09/01/40[1]	199,999	199,353
4.000%, due 10/01/40[1]	4,285,235	4,271,403
4.000%, due 11/01/40[1]	9,665,139	9,633,945
4.000%, due 12/01/40[1]	15,273,586	15,224,294
4.000%, due 01/01/41[1]	37,032,170	36,912,651
4.000%, due 02/01/41[1]	8,018,412	7,991,471
4.000%, due 03/01/41[1]	30,546,733	30,439,245
4.000%, due 04/01/41[1]	11,284,132	11,244,186
4.500%, due 03/01/23[1]	90,499	95,955
4.500%, due 04/01/23[1]	316,208	334,322
4.500%, due 05/01/24[1]	2,208,361	2,333,914
4.500%, due 11/01/24[1]	714,797	755,074
4.500%, due 01/01/25[1]	23,759	25,097
4.500%, due 02/01/25[1]	46,025	48,618
4.500%, due 03/01/25[1]	947,565	1,000,958
4.500%, due 04/01/25[1]	6,228,510	6,579,468
4.500%, due 05/01/25[1]	398,200	420,638
4.500%, due 06/01/25[1]	867,120	915,979
4.500%, due 09/01/25[1]	89,719	94,775
4.500%, due 05/01/38	677,618	699,017
4.500%, due 08/01/38	1,179,200	1,216,438
4.500%, due 02/01/39	620,486	640,080
4.500%, due 04/01/39	1,847,931	1,906,286
4.500%, due 07/01/39	23,753	24,537
4.500%, due 09/01/39	149,798	154,669
4.500%, due 07/01/40	81,584	84,186
5.000%, due 04/01/16	91,258	96,234
5.000%, due 12/01/16	257,990	273,136
5.000%, due 01/01/23	1,982,474	2,118,791
5.000%, due 02/01/23	99,811	106,632
5.000%, due 03/01/23	39,035	41,874
5.000%, due 04/01/23	551,730	589,438
5.000%, due 05/01/23	825,478	887,829
5.000%, due 06/01/23	185,403	198,074
5.000%, due 07/01/23	1,535,941	1,640,916

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(continued)
5.000%, due 09/01/23	2,841,881	3,048,545
5.000%, due 07/01/24	3,776,638	4,044,197
5.000%, due 12/01/33	4,082,472	4,339,276
5.500%, due 12/01/16	61,887	67,190
5.500%, due 01/01/17	135,038	146,609
5.500%, due 06/01/17	86,158	93,340
5.500%, due 09/01/17	53,571	58,195
5.500%, due 11/01/17	91,690	99,604
5.500%, due 01/01/18	592,921	644,840
5.500%, due 02/01/18	187,124	203,276
5.500%, due 07/01/22	493,671	535,715
5.500%, due 02/01/23	69,073	74,956
5.500%, due 02/01/32	34,500	37,427
5.500%, due 11/01/32	713,839	773,492
5.500%, due 12/01/33	6,840	7,407
5.500%, due 04/01/34	337,543	365,708
5.500%, due 11/01/34	1,222,315	1,322,550
5.500%, due 01/01/35	241,802	261,650
5.500%, due 02/01/35	30,932	33,468
5.500%, due 05/01/37	1,947,553	2,107,261
5.500%, due 07/01/37	3,127,537	3,371,303
5.500%, due 01/01/38	10,910,993	11,761,415
5.500%, due 06/01/39	9,767,718	10,568,713
6.000%, due 11/01/21[1]	618,964	677,872
6.000%, due 06/01/22[1]	133,109	145,528
6.000%, due 01/01/23[1]	1,016,583	1,118,416
6.000%, due 03/01/23[1]	2,119,677	2,321,411
6.000%, due 11/01/26[1]	216,521	236,957
6.000%, due 01/01/32[1]	41,662	46,063
6.000%, due 04/01/32[1]	53,713	59,387
6.000%, due 09/01/32[1]	41,811	46,228
6.000%, due 10/01/32[1]	67,109	74,198
6.000%, due 12/01/32[1]	115,892	128,134
6.000%, due 01/01/33[1]	248,269	274,495
6.000%, due 02/01/33[1]	136,868	151,069
6.000%, due 09/01/34[1]	947,612	1,045,695
6.000%, due 04/01/35[1]	4,186	4,601
6.000%, due 05/01/35[1]	540,537	594,239
6.000%, due 06/01/35[1]	127,611	140,253
6.000%, due 07/01/35[1]	585,611	644,076
6.000%, due 08/01/35[1]	296,319	325,676
6.000%, due 09/01/35[1]	90,444	99,660
6.000%, due 01/01/36[1]	266,486	293,138
6.000%, due 09/01/36[1]	359,712	395,687
6.000%, due 10/01/36[1]	707,905	776,491
6.000%, due 11/01/36[1]	9,769	10,727
6.000%, due 01/01/37[1]	507,683	557,104
6.000%, due 03/01/37[1]	225,914	248,230
6.000%, due 04/01/37[1]	275,582	302,627
6.000%, due 07/01/37[1]	149,913	164,625
6.000%, due 08/01/37[1]	613,200	671,461
6.000%, due 09/01/37[1]	2,677,877	2,932,304
6.000%, due 11/01/37[1]	1,709,478	1,871,897
6.000%, due 12/01/37[1]	645,577	706,914
6.000%, due 01/01/38[1]	178,134	195,059
6.000%, due 02/01/38[1]	261,634	286,492
6.000%, due 03/01/38[1]	878,566	961,765
6.000%, due 06/01/38[1]	73,835	80,827
6.000%, due 08/01/38[1]	84,073	92,035
6.000%, due 09/01/38[1]	3,253,016	3,561,070
6.000%, due 10/01/38[1]	4,156,916	4,555,736
6.000%, due 01/01/39[1]	3,145,380	3,456,581

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(concluded)
6.000%, due 10/01/39[1]	82,387	90,215
6.500%, due 09/01/12	1,329	1,461
6.500%, due 12/01/12	3,157	3,404
6.500%, due 01/01/13	732	757
6.500%, due 02/01/13	5,929	6,517
6.500%, due 03/01/13	8,476	9,261
6.500%, due 04/01/13	742	816
6.500%, due 06/01/13	12,620	13,777
6.500%, due 07/01/13	3,137	3,448
6.500%, due 08/01/13	3,541	3,892
6.500%, due 09/01/13	11,026	12,119
6.500%, due 10/01/13	7,812	8,586
6.500%, due 11/01/13	20,836	22,901
6.500%, due 07/01/19	54,496	60,332
6.500%, due 10/01/36	1,700,170	1,915,765
6.500%, due 11/01/36	72,320	81,677
6.500%, due 08/01/37	3,064,440	3,460,935
6.500%, due 11/01/37	3,739,481	4,223,317
7.500%, due 11/01/26	26,600	30,652
8.000%, due 11/01/26	40,506	46,995
9.000%, due 10/01/19	21,932	22,140
9.000%, due 02/01/26	30,091	35,593
10.500%, due 09/01/15	6,742	7,565
10.500%, due 08/01/20	1,083	1,154
10.500%, due 04/01/22	553	619
11.000%, due 10/01/15	1,420	1,443
11.000%, due 02/01/16	1,170	1,178
FNMA ARM
1.514%, due 03/01/44	637,903	651,048
1.736%, due 10/01/26	743,085	763,458
1.750%, due 09/01/15	42,027	42,818
2.329%, due 02/01/26	51,300	53,620
2.352%, due 09/01/26	37,042	38,670
2.519%, due 02/01/30	45,884	48,182
2.645%, due 07/01/30	26,294	27,314
2.782%, due 12/01/27	44,435	46,778
3.098%, due 05/01/30	119,618	125,391
3.958%, due 03/01/25	231,117	242,272
FNMA TBA
3.500%, TBA[1]	3,000,000	3,041,220
4.000%, TBA	8,000,000	8,290,000
4.500%, TBA	45,000,000	46,279,810
5.000%, TBA	45,000,000	47,490,479
5.500%, TBA	10,500,000	11,325,000
6.500%, TBA	3,600,000	4,035,377
Total federal national mortgage association certificates (cost—$388,741,446)		395,660,131

Collateralized mortgage obligations—14.60%
ARM Trust, Series 2005-8, Class 3A21
5.270%, due 11/25/35	2,406,278	1,894,787
Bear Stearns Asset Backed Securities Trust,
Series 2003-AC5, Class A1
5.250%, due 10/25/33[2]	2,592,358	2,585,589
Series 2004-AC3, Class A2
5.500%, due 06/25/34[2]	2,758,360	2,749,751
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-BBA7, Class A2
0.379%, due 03/15/19[3,4]	3,500,000	3,396,449
Chevy Chase Funding LLC, Series 2004-1, Class A1
0.493%, due 01/25/35[3,4]	260,695	201,870

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Chevy Chase Mortgage Funding Corp., Series 2007-2A, Class A1
0.343%, due 05/25/48[3,4]	1,776,439	803,858
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A1
0.423%, due 05/20/46[4]	4,240,079	2,367,541
FHLMC REMIC,*
Series 0023, Class KZ
6.500%, due 11/25/23	67,243	76,164
Series 0159, Class H
4.500%, due 09/15/21	17,723	18,586
Series 1003, Class H
1.000%, due 10/15/20[4]	75,071	75,084
Series 1349, Class PS
7.500%, due 08/15/22	3,519	4,002
Series 1502, Class PX
7.000%, due 04/15/23	504,935	507,649
Series 1534, Class Z
5.000%, due 06/15/23	256,723	256,694
Series 1573, Class PZ
7.000%, due 09/15/23	86,450	97,376
Series 1658, Class GZ
7.000%, due 01/15/24	42,136	45,119
Series 1694, Class Z
6.500%, due 03/15/24	361,530	396,937
Series 1775, Class Z
8.500%, due 03/15/25	8,236	9,511
Series 2411, Class FJ
0.569%, due 12/15/29[4]	60,668	60,407
Series 3312, Class FN
0.439%, due 07/15/36[4]	3,153,955	3,139,734
FNMA REMIC,*
Trust 1987-002, Class Z
11.000%, due 11/25/17	208,530	239,539
Trust 1988-007, Class Z
9.250%, due 04/25/18	196,848	221,062
Trust 1992-129, Class L
6.000%, due 07/25/22	12,009	13,311
Trust 1992-158, Class ZZ
7.750%, due 08/25/22	33,601	38,367
Trust 1993-037, Class PX
7.000%, due 03/25/23	462,561	518,883
Trust 1993-240, Class Z
6.250%, due 12/25/13	1,210	1,269
Trust 1993-250, Class Z
7.000%, due 12/25/23	15,693	16,996
Trust 2004-72, Class F
0.713%, due 09/25/34[4]	3,291,960	3,310,995
Trust 2005-088, Class A
0.363%, due 10/25/35[4]	3,033,783	2,957,766
Trust 2007-4, Class DF
0.658%, due 02/25/37[4]	3,332,044	3,338,570
Trust G92-040, Class ZC
7.000%, due 07/25/22	48,821	54,557
Trust G94-006, Class PJ
8.000%, due 05/17/24	60,015	68,616
GNMA REMIC,
Trust 2000-009, Class FH
0.716%, due 02/16/30[4]	48,811	48,906
Trust 2010-H01, Class FA
1.068%, due 01/20/60[4,5]	5,907,258	5,980,955

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.533%, due 01/25/35[4]	1,180,208	790,483
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 2A1
0.713%, due 06/27/37[3,4]	4,157,462	3,547,233
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-FL1A, Class A1
0.594%, due 07/15/19[3,4]	8,609,410	8,065,240
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
2.220%, due 12/25/34[4]	1,086,064	1,040,187
Mortgage Equity Conversion Asset Trust,
Series 2006-SFG3, Class A
0.800%, due 10/25/41[3,4,5]	1,455,712	1,377,993
Series 2007-FF1, Class A
0.790%, due 02/25/42[3,4,5]	1,669,001	1,602,241
Series 2007-FF3, Class A
0.760%, due 05/25/42[3,4,5]	6,349,770	6,010,764
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.620%, due 03/06/20[4]	4,892,337	4,892,337
RBSSP, Resecuritization Trust Certificate, Series 2009-6, Class 18A1
0.748%, due 02/25/37[3,4]	3,423,448	3,343,811
RiverView HECM Trust, Series 2008-1, Class A1
0.963%, due 09/26/41[3,4,5]	7,335,762	7,121,755
Sequoia Mortgage Trust, Series 5, Class A
0.564%, due 10/19/26[4]	501,050	434,108
Structured ARM Loan, Series 2007-4, Class 1A2
0.433%, due 05/25/37[4]	570,633	362,165
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 11A1
0.423%, due 04/25/36[4]	1,825,437	1,203,182
Series 2007-AR5, Class A2
0.763%, due 09/25/47[4]	10,212,435	3,909,034
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 1A6
2.715%, due 09/25/33[4]	3,887,965	3,812,410
Series 2003-AR9, Class 2A
2.780%, due 09/25/33[4]	939,801	940,576
Wells Fargo Mortgage Backed Securities Trust, Series 2007-14, Class 1A1
6.000%, due 10/25/37	4,853,923	4,709,713
Total collateralized mortgage obligations (cost—$91,557,386)		88,660,132

Asset-backed securities—2.64%
Bank of America Credit Card Trust, Series 2008-A5, Class A5
1.419%, due 12/16/13[4]	2,730,000	2,736,022
Countrywide Asset-Backed Certificates, Series 2005-13, Class 3AV3
0.463%, due 04/25/36[4]	1,167,348	1,038,065

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Cumberland CLO Ltd., Series 2005-2A, Class A
0.562%, due 11/10/19[4,5,7,8]	7,788,424	7,467,648
EMC Mortgage Loan Trust, Series 2003-A, Class A2
0.963%, due 08/25/40[3,4]	312,439	229,504
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 11/01/16[4]	49,900	50,824
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
0.653%, due 08/25/33[4]	460,151	425,282
SLM Student Loan Trust,
Series 2009-D, Class A
3.500%, due 08/17/43[3,4]	1,972,267	1,975,864
Series 2010-A, Class 2A
3.469%, due 05/16/44[4,7,8]	1,973,653	2,066,775
Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A
0.893%, due 01/25/34[4]	57,784	47,174
Total asset-backed securities (cost—$16,249,245)		16,037,158

Stripped mortgage-backed securities—0.55%
FHLMC REMIC,*
Series 0013, Class B
7.000%, due 06/25/23[6,7]	180,673	33,867
Series 2136, Class GD
7.000%, due 03/15/29[6,7]	12,385	2,471
Series 2178, Class PI
7.500%, due 08/15/29[6,7]	71,989	15,893
GNMA REMIC Trust 2011-53
1.438%, due 05/16/51[4,6,7]	50,000,000	3,321,185
Total stripped mortgage-backed securities (cost—$3,606,959)		3,373,416

Short-term US government and agency obligations—0.39%
FNMA
0.800%, due 07/21/11[9]	1,100,000	1,099,902
US Treasury Bills
0.040%, due 09/01/11[9]	1,300,000	1,299,736
Total short-term US government and agency obligations (cost—$2,399,113)		2,399,638

Repurchase agreements—8.29%
Repurchase agreement dated 04/29/11 with Morgan Stanley & Co., 0.040% due 05/02/11, collateralized by $50,007,200 US Treasury Notes, 1.875% due 09/30/17; (value—$48,188,515); proceeds: $47,000,157	47,000,000	47,000,000
Repurchase agreement dated 04/29/11 with State Street Bank & Trust Co., 0.010% due 05/02/11, collateralized by $1,932,062 US Treasury Bills, zero coupon due 05/19/11 and $1,396,390 US Treasury Notes, 3.125% due 04/30/17; (value—$3,407,893); proceeds: $3,341,003	3,341,000	3,341,000
Total repurchase agreements (cost—$50,341,000)		50,341,000
Total investments before investments sold short (cost—$860,942,713)—143.09%		869,175,366

Investments sold short—(24.57)%
FNMA TBA*
3.500%, TBA	(19,300,000)	(18,809,573)

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Investments sold short—(concluded)
4.000%, TBA	(74,000,000)	(73,641,544)
4.500%, TBA	(800,000)	(844,250)
6.000%, TBA	(1,000,000)	(1,093,438)
GNMA TBA
3.500%, TBA	(27,430,000)	(26,495,679)
4.000%, TBA	(28,000,000)	(28,336,868)
Total investments sold short (proceeds—$146,750,581)—(24.57)%		(149,221,352)
Liabilities in excess of other assets—(18.52)%		(112,508,608)
Net assets—100.00%		607,445,406

Aggregate cost for federal income tax purposes before investments sold short was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$14,355,744
Gross unrealized depreciation	(6,123,091)
Net unrealized appreciation	$8,232,653

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Entire amount designated as collateral for investments sold short.
2	Step bond that converts to the noted fixed rate at a designated future date.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 6.20% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2011 and changes periodically.
5	Security is being fair valued by a valuation committee under the direction of the board of trustees.
6

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

7	Illiquid securities representing 2.12% of net assets as of April 30, 2011.
8

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.57% of net assets as of April 30, 2011, are considered illiquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

9	Rates shown are the discount rates at date of purchase.

ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of April 30, 2011.
CLO	Collateralized Loan Obligation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
MLCC	Merrill Lynch Credit Corporation
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

Written options

Written option activity for the nine months ended April 30, 2011 was as follows:

	Number of	Premiums
	contracts	received ($)
Options outstanding at July 31, 2010	558	180,178
Options terminated in closing purchase transactions	(558)	(180,178)
Options outstanding at April 30, 2011	—	—

Swaptions

Swaptions activity for the nine months ended April 30, 2011 was as follows:

Premiums
received ($)
Swaptions outstanding at July 31, 2010	911,875
Swaptions terminated in closing purchase transactions	(911,875)
Swaptions outstanding at April 30, 2011	—

Credit default swaps on credit indices—buy protection10

				Rate type						Unrealized
Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments made ($)	Value ($)	appreciation (depreciation) ($)
Citibank N.A.	USD	3,000	02/17/51	0.350	[11]	—	[12]	(118,721)	120,000	1,279
Morgan Stanley Capital Services, Inc.	USD	2,000	02/17/51	0.350	[11]	—	[12]	(220,019)	80,000	(140,019)
								(338,740)	200,000	(138,740)

10

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

11	Payments are based on the notional amount.
12	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the CMBX.NA.AAA Index.
USD	United States Dollar

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Government national mortgage association certificates	—	166,031,132	—	166,031,132
Federal home loan mortgage corporation certificates	—	145,522,781	—	145,522,781
Federal housing administration certificates	—	—	1,149,978	1,149,978
Federal national mortgage association certificates	—	395,660,131	—	395,660,131
Collateralized mortgage obligations	—	68,168,665	20,491,467	88,660,132
Asset-backed securities	—	8,569,510	7,467,648	16,037,158
Stripped mortgage-backed securities	—	3,373,416	—	3,373,416
Short-term US government and agency obligation	—	2,399,638	—	2,399,638
Repurchase agreements	—	50,341,000	—	50,341,000
Federal national mortgage association and government national mortgage association certificates sold short	—	(149,221,352)	—	(149,221,352)
Swap agreements, net	—	200,000	—	200,000
Total	—	691,044,921	29,109,093	720,154,014

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the nine months ended April 30, 2011:

	Federal housing administration certificates ($)	Collateralized mortgage obligations ($)	Asset- backed security ($)	Total ($)
Beginning balance	1,257,578	16,097,006	—	17,354,584
Purchases	—	7,237,943	7,488,569	14,726,512
Sales	(108,172)	(954,624)	—	(1,062,796)
Accrued discounts/(premiums)	(1,305)	50,334	1,673	50,702
Total realized gain/(loss)	—	—	—	—
Net change in unrealized appreciation/depreciation	1,877	(336,951)	(22,594)	(357,668)
Transfers out of Level 3	—	(1,602,241)	—	(1,602,241)
Ending balance	1,149,978	20,491,467	7,467,648	29,109,093

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2011 was $(323,021).

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2011.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [1]	Value ($)
US government obligations—35.42%
US Treasury Bonds
4.250%, due 11/15/40[2]	7,155,000	6,956,005
4.750%, due 02/15/41	10,230,000	10,808,629
6.250%, due 08/15/23	1,155,000	1,450,427
7.250%, due 08/15/22	1,640,000	2,211,950
7.875%, due 02/15/21	350,000	486,172
8.125%, due 05/15/21	4,265,000	6,025,643
8.125%, due 08/15/21	1,615,000	2,290,272
US Treasury Notes
0.625%, due 07/31/12[2]	1,520,000	1,526,004
1.250%, due 04/15/14	13,890,000	13,988,744
2.250%, due 03/31/16[3]	68,040,000	69,039,507
2.500%, due 04/30/15	1,670,000	1,734,452
2.875%, due 03/31/18	26,130,000	26,497,440
3.625%, due 08/15/19	1,785,000	1,870,205
3.625%, due 02/15/20	920,000	956,585
3.625%, due 02/15/21	14,185,000	14,570,662
Total US government obligations (cost—$158,452,638)		160,412,697

Federal farm credit bank certificate—1.38%
FFCB
2.625%, due 04/17/14 (cost—$5,991,861)	6,000,000	6,257,292

Federal home loan bank certificate—0.51%
FHLB
5.625%, due 06/13/16 (cost—$2,173,057)	2,085,000	2,306,010

Federal home loan mortgage corporation certificates*—2.94%
FHLMC
3.525%, due 09/30/19	10,490,000	10,495,633
5.000%, due 11/13/14	2,500,000	2,804,998
Total federal home loan mortgage corporation certificates (cost—$13,249,090)		13,300,631

Federal national mortgage association certificates*—2.14%
FNMA
1.625%, due 10/26/15	2,275,000	2,246,142
2.375%, due 04/11/16	5,795,000	5,861,822
4.625%, due 05/01/13	845,000	901,808
FNMA TBA
4.000%, TBA	700,000	694,203
Total federal national mortgage association certificates (cost—$9,512,645)		9,703,975

Collateralized mortgage obligations—9.80%
Arkle Master Issuer PLC, Series 2010-2A, Class 1A1
1.714%, due 05/17/60[4,5]	2,015,000	2,020,090
Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4
6.186%, due 06/11/35	1,899,932	1,937,290
Bear Stearns Alternative Loan Trust-A Trust, Series 2004-13, Class A1
0.953%, due 11/25/34[4]	425,181	384,675
Bear Stearns ARM Trust, Series 2004-5, Class 2A
3.235%, due 07/25/34	951,175	883,107
Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4
4.680%, due 08/13/39[4]	2,400,000	2,539,752

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [1]	Value ($)
Collateralized mortgage obligations—(continued)
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3
5.090%, due 07/10/37[4]	688,629	689,728
Countrywide Home Loans, Series 2006-0A5, Class 2A1
0.413%, due 04/25/46[4]	479,861	284,825
CWCapital COBALT, Series 2007-C3, Class A4
6.010%, due 05/15/46[4]	840,000	910,666
Extended Stay America Trust,
Series 2010-ESHA, Class A
2.951%, due 11/05/27[5]	3,557,023	3,544,807
Series 2010-ESHA, Class D
5.498%, due 11/05/27[5]	1,210,000	1,253,073
First Union National Bank Commercial Mortgage Trust, Series 2001-C3, Class A3
6.423%, due 08/15/33	415,789	415,433
FNMA REMIC,*
Trust 2004-36, Class BS
5.500%, due 11/25/30	6,558	6,557
Trust 2005-109, Class PV
6.000%, due 10/25/32	1,164,595	1,283,748
Trust 2006-26, Class QA
5.500%, due 06/25/26	10,655	10,654
Trust 2006-62, Class TA
5.500%, due 06/25/28	88,090	88,975
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A3
4.207%, due 12/10/41	10,153	10,147
GNMA REMIC, Trust Series 2006-3, Class B
5.091%, due 01/16/37[4]	1,560,000	1,665,805
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%, due 12/10/49	1,451,000	1,572,245
Holmes Master Issuer PLC, Series 2010-1A, Class A2
1.678%, due 10/15/54[4,5]	2,390,000	2,395,525
JPMorgan Chase Commercial Mortgage Securities,
Series 2003-ML1A, Class A2
4.767%, due 03/12/39	1,455,000	1,524,610
Series 2004-CB8, Class A1A
4.158%, due 01/12/39[5]	1,992,336	2,068,022
Series 2004-CBX, Class A4
4.529%, due 01/12/37	2,090,000	2,107,701
Series 2006-LDP8, Class A4
5.399%, due 05/15/45	385,000	418,882
Series 2007-CB18, Class A3
5.447%, due 06/12/47	790,000	822,182
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A2
5.875%, due 07/25/36	183,748	180,588
Series 2007-S1, Class 1A2
5.500%, due 03/25/22	144,629	141,340
Morgan Stanley Capital I,
Series 2005-HQ6, Class A4A
4.989%, due 08/13/42	2,980,000	3,224,917
Series 2007-IQ14, Class A4
5.692%, due 04/15/49[4]	2,000,000	2,166,417

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [1]	Value ($)
Collateralized mortgage obligations—(concluded)
Permanent Master Issuer PLC, Series 2006-1, Class 6A1
0.939%, due 04/15/20[4]	GBP	1,466,000	2,395,304
Small Business Administration, Series 2004-P10B, Class 1
4.754%, due 08/10/14		450,458	476,422
Structured ARM Loan Trust,
Series 2004-6, Class 4A1
4.820%, due 06/25/34		2,123,840	1,921,897
Structured Asset Securities Corp., Series 2003-AL1, Class A
Series 2004-13, Class A2
0.513%, due 09/25/34		207,281	155,316
3.357%, due 04/25/31[5]		557,422	536,443
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1
0.333%, due 10/25/46[4]		1,049,089	1,040,977
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A1
5.580%, due 08/15/39[4]		1,210,064	1,219,369
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A3
5.377%, due 10/15/44[4]		193,995	196,923
Series 2006-C28, Class A4
5.572%, due 10/15/48		1,385,000	1,510,546
WaMu Mortgage Pass Through Certificates, Series 2007-0A4, Class 1A
1.076%, due 05/25/47[4]		544,359	377,483
Total collateralized mortgage obligations (cost—$43,491,903)			44,382,441

Asset-backed securities—8.98%
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A2
0.840%, due 06/09/14		2,710,000	2,711,047
Citibank Omni Master Trust,
Series 2009, Class A14
2.969%, due 08/15/18[4,5]		1,080,000	1,144,121
Series 2009-A8, Class A8
2.319%, due 05/16/16[4,5]		2,160,000	2,191,035
Countrywide Asset-Backed Certificates, Series 2006-2, Class 2A2
0.403%, due 06/25/36[4]		816,373	703,447
Credit Acceptance Auto Loan Trust, Series 2010-1, Class A
2.060%, due 04/16/18[5]		1,185,000	1,184,097
Ford Credit Floorplan Master Owner Trust,
Series 2006-4, Class A
0.469%, due 06/15/13[4]		1,185,000	1,183,852
Series 2009-2, Class A
1.769%, due 09/15/14[4]		1,545,000	1,568,823
Lehman XS Trust, Series 2005-6, Class 1A1
0.473%, due 11/25/35[4]		474,383	247,065
Sallie Mae Student Loan Trust,
Series 2005-8, Class A4
1.024%, due 01/25/28[4]		3,300,000	3,236,348
Series 2008-5, Class A2
1.374%, due 10/25/16[4]		3,450,562	3,492,685

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [1]	Value ($)
Asset-backed securities—(concluded)
Series 2008-5, Class A3
1.574%, due 01/25/18[4]	1,100,000	1,130,339
Series 2008-5, Class A4
1.974%, due 07/25/23[4]	2,950,000	3,085,559
Series 2010-C, Class A1
1.869%, due 12/15/17[4,5]	1,032,555	1,040,101
Santander Consumer Acquired Receivables Trust,
Series 2011-W0, Class A2
0.910%, due 11/15/13[5]	3,505,000	3,509,643
Series 2011-W0, Class C
3.190%, due 10/15/15[5]	1,070,000	1,089,354
Santander Drive Auto Receivables Trust,
Series 2010-3, Class A2
0.930%, due 06/17/13	3,380,000	3,384,216
Series 2010-B, Class A2
1.010%, due 07/15/13[5]	3,020,000	3,024,144
Series 2010-B, Class B
2.100%, due 09/15/14[5]	2,490,000	2,518,366
Series 2010-B, Class C
3.020%, due 10/17/16[5]	1,150,000	1,173,529
Series 2011-S1A, Class B
1.480%, due 05/15/17[5]	1,437,777	1,438,818
Series 2011-S1A, Class D
3.100%, due 05/15/17[5]	1,058,242	1,058,559
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730%, due 08/15/36[5]	546,294	538,100
Total asset-backed securities (cost—$40,525,345)		40,653,248

Corporate notes—35.22%
Automotive—0.26%
Daimler Finance N.A. LLC MTN
5.750%, due 09/08/11	1,150,000	1,170,620

Banking-non-US—4.61%
Achmea Hypotheekbank N.V.
3.200%, due 11/03/14[5]	1,605,000	1,678,328
Bank of Nova Scotia
1.650%, due 10/29/15[5]	3,805,000	3,696,181
Canadian Imperial Bank of Commerce
2.750%, due 01/27/16[5]	3,190,000	3,234,577
Credit Suisse AG
5.400%, due 01/14/20	900,000	928,275
DEPFA Asset Covered Securities Bank
4.875%, due 10/28/15[5]	1,300,000	1,260,819
5.500%, due 06/28/11[5]	1,100,000	1,104,358
DnB NOR Boligkreditt
2.100%, due 10/14/15[5]	1,700,000	1,658,365
Eksportfinans A/S
5.500%, due 05/25/16	1,275,000	1,448,204
Eksportfinans ASA
2.000%, due 09/15/15	3,090,000	3,062,477
HSBC Holdings PLC
5.100%, due 04/05/21	1,100,000	1,132,167

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Banking-non-US—(concluded)
Toronto-Dominion Bank
2.200%, due 07/29/15[5]	1,690,000	1,692,358
		20,896,109
Banking-US—2.41%
Bank of America Corp.
5.750%, due 12/01/17	2,775,000	2,993,395
Discover Bank
8.700%, due 11/18/19	1,100,000	1,352,650
JPMorgan Chase Bank N.A.
6.000%, due 07/05/17	1,825,000	2,036,474
6.000%, due 10/01/17	1,450,000	1,617,387
State Street Capital Trust III
5.300%, due 06/16/11[4,6]	1,725,000	1,726,949
Wells Fargo & Co.
3.676%, due 06/15/16[7]	1,161,000	1,193,163
		10,920,018
Beverages—0.78%
Anheuser-Busch InBev Worldwide, Inc.
3.000%, due 10/15/12	3,365,000	3,464,029
5.375%, due 01/15/20	75,000	82,450
		3,546,479
Chemicals—0.36%
CF Industries, Inc.
7.125%, due 05/01/20	1,060,000	1,213,700
The Dow Chemical Co.
4.250%, due 11/15/20	442,000	432,835
		1,646,535
Diversified financial services—1.18%
General Electric Capital Corp.
5.500%, due 01/08/20	1,220,000	1,311,859
General Electric Capital Corp. MTN
0.410%, due 04/10/12[4]	2,850,000	2,853,089
4.375%, due 09/16/20	1,190,000	1,173,721
		5,338,669
Electric-integrated—2.94%
Carolina Power & Light Co.
5.300%, due 01/15/19	975,000	1,075,381
Constellation Energy Group, Inc.
5.150%, due 12/01/20	846,000	870,645
Duke Energy Corp.
3.950%, due 09/15/14	1,845,000	1,951,870
EDP Finance BV
5.375%, due 11/02/12[5]	5,300,000	5,395,209
Florida Power Corp.
4.800%, due 03/01/13	340,000	360,923
Jersey Central Power & Light Co.
5.625%, due 05/01/16	550,000	614,171

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Electric-integrated—(concluded)
Pacificorp
5.500%, due 01/15/19	1,400,000	1,567,674
Progress Energy, Inc.
5.625%, due 01/15/16	1,325,000	1,489,552
		13,325,425
Electronics—0.08%
Jabil Circuit, Inc.
5.625%, due 12/15/20	385,000	385,000

Financial services—5.15%
Citigroup, Inc.
4.587%, due 12/15/15	5,150,000	5,450,029
Credit Suisse AG Guernsey
5.860%, due 05/15/17[4,6]	2,290,000	2,232,750
Goldman Sachs Group, Inc.
3.625%, due 02/07/16	2,025,000	2,039,959
5.250%, due 10/15/13	2,530,000	2,731,165
JPMorgan Chase & Co.
7.900%, due 04/30/18[4,6]	1,850,000	2,032,651
Macquarie Bank Ltd.
6.625%, due 04/07/21[5]	750,000	776,295
Morgan Stanley
4.000%, due 07/24/15	520,000	535,555
4.200%, due 11/20/14	2,180,000	2,271,270
Morgan Stanley MTN
5.625%, due 09/23/19	795,000	826,320
6.250%, due 08/28/17	740,000	818,037
Nomura Holdings, Inc. MTN
4.125%, due 01/19/16	1,030,000	1,041,378
SLM Corp.
3.752%, due 01/31/14[4]	1,700,000	1,719,057
SteelRiver Transmission Co. LLC
4.710%, due 06/30/17[5]	862,449	865,381
		23,339,847
Food products—0.46%
Kraft Foods, Inc.
6.000%, due 02/11/13	575,000	622,571
6.500%, due 08/11/17	1,275,000	1,478,883
		2,101,454
Gaming—0.30%
International Game Technology
7.500%, due 06/15/19	1,175,000	1,351,950

Health care equipment & supplies—0.20%
Boston Scientific Corp.
4.500%, due 01/15/15	117,000	122,717
5.125%, due 01/12/17	623,000	655,422
6.400%, due 06/15/16	100,000	112,027
		890,166

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Insurance—2.13%
Manulife Financial Corp.
3.400%, due 09/17/15	1,000,000	1,021,596
Metropolitan Life Global Funding I
2.875%, due 09/17/12[5]	2,050,000	2,094,444
5.125%, due 04/10/13[5]	1,850,000	1,980,865
5.125%, due 06/10/14[5]	245,000	267,901
Pricoa Global Funding I
5.400%, due 10/18/12[5]	2,175,000	2,305,067
Prudential Financial, Inc. MTN
4.500%, due 11/15/20	575,000	571,779
4.750%, due 09/17/15	360,000	387,088
5.800%, due 06/15/12	975,000	1,020,745
		9,649,485
Media—1.47%
COX Communications, Inc.
7.125%, due 10/01/12	350,000	378,676
DIRECTV Holdings/Financing
3.500%, due 03/01/16	2,300,000	2,335,185
4.600%, due 02/15/21	47,000	46,825
5.875%, due 10/01/19	615,000	676,022
Discovery Communications LLC
3.700%, due 06/01/15	610,000	636,738
Interpublic Group of Cos., Inc.
6.250%, due 11/15/14	561,000	615,697
10.000%, due 07/15/17	1,192,000	1,421,460
News America Holdings, Inc.
8.500%, due 02/23/25	200,000	250,953
9.500%, due 07/15/24	225,000	307,313
		6,668,869
Medical providers—0.63%
Life Technologies Corp.
5.000%, due 01/15/21	1,712,000	1,740,768
6.000%, due 03/01/20	213,000	233,282
WellPoint, Inc.
7.000%, due 02/15/19	750,000	892,473
		2,866,523
Metals & mining—0.47%
Alcoa, Inc.
5.400%, due 04/15/21	750,000	761,526
Codelco, Inc.
3.750%, due 11/04/20[5]	675,000	636,864
Rio Tinto Finance USA Ltd.
3.500%, due 11/02/20	752,000	718,692
		2,117,082
Multi-line insurance—0.42%
American International Group, Inc.
5.450%, due 05/18/17	600,000	629,675
Genworth Financial, Inc.
7.625%, due 09/24/21	325,000	333,797

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Multi-line insurance—(concluded)
MetLife, Inc.
7.717%, due 02/15/19	750,000	917,206
		1,880,678
Oil & gas—2.91%
Anadarko Petroleum Corp.
5.750%, due 06/15/14	600,000	664,709
5.950%, due 09/15/16	1,725,000	1,926,806
6.375%, due 09/15/17	562,000	634,757
7.625%, due 03/15/14	300,000	344,596
BP Capital Markets PLC
3.125%, due 03/10/12	1,690,000	1,725,000
3.200%, due 03/11/16	2,325,000	2,343,881
ENI SpA
4.150%, due 10/01/20[5]	900,000	866,190
KeySpan Gas East Corp.
5.819%, due 04/01/41[5]	1,100,000	1,126,781
Marathon Petroleum Corp.
6.500%, due 03/01/41[5]	329,000	345,507
Nexen, Inc.
6.400%, due 05/15/37	359,000	368,725
7.500%, due 07/30/39	600,000	696,229
Southwestern Energy Co.
7.500%, due 02/01/18	1,894,000	2,152,057
		13,195,238
Oil refining—0.20%
Canadian Natural Resources Ltd.
6.500%, due 02/15/37	620,000	698,430
Valero Energy Corp.
6.125%, due 02/01/20	175,000	193,941
		892,371
Oil services—0.85%
Petrobras International Finance Co.
3.875%, due 01/27/16	1,505,000	1,525,736
5.750%, due 01/20/20	2,120,000	2,202,618
5.875%, due 03/01/18	95,000	101,349
		3,829,703
Paper & forest products—0.73%
Domtar Corp.
7.125%, due 08/15/15	172,000	189,200
Georgia-Pacific LLC
8.250%, due 05/01/16[5]	925,000	1,049,875
International Paper Co.
7.300%, due 11/15/39	460,000	525,266
7.950%, due 06/15/18	1,250,000	1,519,502
		3,283,843
Pipelines—0.80%
El Paso Pipeline Partners Operating Co. LLC
4.100%, due 11/15/15	725,000	748,136
6.500%, due 04/01/20	235,000	262,820
Enterprise Products Operating LLC
3.200%, due 02/01/16	1,525,000	1,538,998

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [1]	Value ($)
Corporate notes—(continued)
Pipelines—(concluded)
5.200%, due 09/01/20		1,000,000	1,054,326
			3,604,280
Real estate investment trusts—0.18%
ERP Operating LP
6.625%, due 03/15/12		780,000	817,677

Retail—0.46%
Macy’s Retail Holdings, Inc.
5.750%, due 07/15/14		547,000	590,760
5.875%, due 01/15/13		192,000	203,520
7.450%, due 07/15/17		1,118,000	1,274,520
			2,068,800
Special purpose entity—1.16%
Capital One Multi-Asset, Series 4-3C
6.625%, due 06/17/14[4]	GBP	350,000	604,254
Crown Castle Towers LLC
6.113%, due 01/15/20[5]		1,805,000	1,953,506
Goldman Sachs Capital II
5.793%, due 06/01/12[4,6]		250,000	215,625
Novus USA Trust, Series 2010-1
1.564%, due 11/18/11[4,5]		2,475,000	2,463,791
			5,237,176
Steel producers/products—0.11%
POSCO
5.250%, due 04/14/21[3,5]		500,000	504,729

Telecommunications—2.64%
Rogers Communications, Inc.
6.250%, due 06/15/13		825,000	910,722
SBA Tower Trust
4.254%, due 04/15/15[5,7]		1,200,000	1,262,846
Telecom Italia Capital SA
6.200%, due 07/18/11		1,750,000	1,769,255
Telefonica Emisiones SAU
5.855%, due 02/04/13		925,000	989,751
5.984%, due 06/20/11		1,500,000	1,510,199
6.421%, due 06/20/16		950,000	1,070,388
Verizon Communications, Inc.
8.750%, due 11/01/18		1,555,000	2,016,547
Verizon New Jersey, Inc.
5.875%, due 01/17/12		2,030,000	2,102,891
Virgin Media Secured Finance PLC
5.500%, due 01/15/21[5]	GBP	190,000	311,019
			11,943,618
Telephone-integrated—0.22%
Qwest Communications International, Inc.
7.125%, due 04/01/18		574,000	625,660
8.000%, due 10/01/15		335,000	367,663
			993,323

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(concluded)
Transportation—0.11%
Asciano Finance Ltd.
5.000%, due 04/07/18[5]	475,000	483,295

Utilities—0.49%
Tennessee Valley Authority
5.250%, due 09/15/39	2,095,000	2,220,928

Wireless telecommunications—0.51%
Vodafone Group PLC
4.150%, due 06/10/14	2,150,000	2,304,671
Total corporate notes (cost—$154,085,589)		159,474,561

Non-US government obligations—1.51%
Israel Government AID Bond
5.500%, due 09/18/23	2,480,000	2,838,305
Japan Finance Corp.
2.000%, due 06/24/11	1,120,000	1,122,334
Russian Foreign Bond
7.500%, due 03/31/30[5,7]	1,894,350	2,211,654
United Mexican States
5.125%, due 01/15/20	630,000	663,705
Total non-US government obligations (cost—$6,691,298)		6,835,998

Repurchase agreement—4.08%
Repurchase agreement dated 04/29/11 with State Street Bank & Trust Co., 0.010% due 05/02/11, collateralized by $10,685,613 US Treasury Bills, zero coupon due 05/19/11 and $7,722,988 US Treasury Notes, 3.125% due 04/30/17; (value—$18,847,965); proceeds: $18,478,015 (cost—$18,478,000)	18,478,000	18,478,000

	Number of shares
Investment of cash collateral from securities loaned—5.02%
Money market fund—5.02%
UBS Private Money Market Fund LLC[8] (cost—$22,732,433)	22,732,433	22,732,433
Total investments (cost—$475,383,859)[9]—107.00%		484,537,286
Liabilities in excess of other assets—(7.00)%		(31,716,466)
Net assets—100.00%		452,820,820

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$10,746,691
Gross unrealized depreciation	(1,593,264)
Net unrealized appreciation	$9,153,427

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	In US Dollars unless otherwise indicated.
2	Partial amount delivered to broker as collateral for futures transactions.
3	Security, or portion thereof, was on loan at April 30, 2011.
4	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2011 and changes periodically.
5

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 16.11% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6	Perpetual bond security. The maturity date reflects the next call date.
7	Step bond that converts to the noted fixed rate at a designated future date.
8

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2011. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the nine	during the nine		affiliate for the
	Value at	months ended	months ended	Value at	nine months ended
Security description	07/31/10 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)
UBS Private Money Market Fund LLC	1,702,277	494,866,508	473,836,352	22,732,433	8,249

9	Includes $22,302,701 of investments in securities on loan, at value.

ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of April 30, 2011.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great Britain Pound
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date.  The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIAA	Teachers Insurance and Annuity Association

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
65	AUD	Australian Treasury Bond 10 Year Futures	June 2011	7,395,326	7,417,414	22,088
365	USD	US Treasury Note 2 Year Futures	June 2011	79,640,341	79,980,625	340,284
62	USD	US Treasury Note 10 Year Futures	June 2011	7,414,689	7,510,719	96,030
				94,450,356	94,908,758	458,402

		Sale contracts		Proceeds ($)
72	USD	Ultra Long-Term US Treasury Bond Futures	June 2011	8,842,926	9,063,000	(220,074)
78	USD	US Treasury Bond 30 Year Futures	June 2011	9,370,211	9,545,250	(175,039)
10	USD	US Treasury Note 5 Year Futures	June 2011	1,175,843	1,184,688	(8,845)
				19,388,980	19,792,938	(403,958)
						54,444

Currency type abbreviations:

AUD	Australian Dollar
USD	United States Dollar

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

Forward foreign currency contract

Counterparty	Contract to deliver		In exchange for		Maturity date	Unrealized depreciation
Citibank N.A.	GBP	3,269,500	USD	5,345,633	07/07/11	(111,042)

Currency type abbreviations:

GBP	Great Britain Pound
USD	United States Dollar

Interest rate swaps

				Rate type
Counterparty	Notional amount (000)		Termination dates	Payments made by the Portfolio (%)	Payments received by the Portfolio (%)		Upfront payments received ($)	Value ($)	Unrealized depreciation ($)
Citibank N.A.	USD	2,800	04/20/21	3.468	0.273	[10]	—	(25,953)	(25,953)
Credit Suisse International	USD	15,300	04/20/16	2.259	0.273	[10]	—	—	—
Credit Suisse International	USD	7,200	04/19/41	4.264	0.273	[10]	—	(121,760)	(121,760)
Goldman Sachs Bank USA	USD	26,200	04/28/13	0.815	0.273	[10]	—	—	—
Goldman Sachs Bank USA	USD	7,200	04/28/16	2.249	0.273	[10]	—	—	—
							—	(147,713)	(147,713)

10	Rate based on 3 Month LIBOR (USD on London Interbank Offered Rate).
LIBOR	London Interbank Offered Rate
USD	United States Dollar

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	160,412,697	—	160,412,697
Federal farm credit bank certificate	—	6,257,292	—	6,257,292
Federal home loan bank certificate	—	2,306,010	—	2,306,010
Federal home loan mortgage corporation certificates	—	13,300,631	—	13,300,631
Federal national mortgage association certificates	—	9,703,975	—	9,703,975
Collateralized mortgage obligations	—	44,382,441	—	44,382,441
Asset-backed securities	—	40,653,248	—	40,653,248
Corporate notes	—	159,474,561	—	159,474,561
Non-US government obligations	—	6,835,998	—	6,835,998
Repurchase agreement	—	18,478,000	—	18,478,000
Investment of cash collateral from securities loaned	—	22,732,433	—	22,732,433
Futures contracts, net	54,444	—	—	54,444
Forward foreign currency contracts, net	—	(111,042)	—	(111,042)
Swap agreements, net	—	(147,713)	—	(147,713)
Total	54,444	484,278,531	—	484,332,975

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of
total investments (%)
United States	86.2
United Kingdom	3.0
Canada	2.5
Netherlands	1.5
Norway	1.3
Cayman Islands	0.8
Spain	0.7
Switzerland	0.7
Israel	0.6
Ireland	0.5
Russian Federation	0.5
Japan	0.4
Australia	0.4
Luxembourg	0.4
Italy	0.2
Mexico	0.1
Chile	0.1
South Korea	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2011.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [1]	Value ($)
US government obligations—21.41%
US Treasury Bonds
8.000%, due 11/15/21[2]	31,200,000	43,967,633
US Treasury Inflation Index Notes (TIPS)
3.000%, due 07/15/12	738,396	789,622
3.375%, due 01/15/12	996,920	1,042,482
US Treasury Notes
2.000%, due 04/30/16	89,600,000	89,704,832
2.875%, due 03/31/18[2]	3,300,000	3,346,405
3.375%, due 11/15/19	5,140,000	5,266,490
3.500%, due 05/15/20[2]	11,100,000	11,392,263
3.625%, due 02/15/20	12,000,000	12,477,192
Total US government obligations (cost—$168,409,308)		167,986,919

Government national mortgage association certificates—0.02%
GNMA
8.000%, due 06/15/17	32,081	35,903
8.000%, due 07/15/17	15,817	18,035
8.000%, due 09/15/17	20,062	22,338
8.000%, due 11/15/17	44,076	49,693
GNMA II ARM
2.125%, due 11/20/23	7,138	7,372
2.625%, due 07/20/25	8,996	9,292
3.375%, due 01/20/26	15,995	16,673
3.375%, due 05/20/26	26,637	27,759
Total government national mortgage association certificates (cost—$167,998)		187,065

Federal home loan mortgage corporation certificates**—0.23%
FHLMC
7.645%, due 05/01/25	1,330,283	1,512,782
FHLMC ARM
5.699%, due 03/01/36	238,213	256,014
Total federal home loan mortgage corporation certificates (cost—$1,573,568)		1,768,796

Federal housing administration certificates—0.01%
FHA GMAC
7.430%, due 06/01/21	42,048	42,048
FHA Reilly
7.430%, due 10/01/20	12,863	12,863
Total federal housing administration certificates (cost—$58,488)		54,911

Federal national mortgage association certificates**—2.72%
FNMA
3.500%, due 12/01/25	1,965,067	1,991,758
3.500%, due 11/01/40	325,126	310,322
3.500%, due 12/01/40	665,373	635,076
5.396%, due 11/01/34	11,467,450	12,286,856
6.000%, due 10/01/36[3]	55,476	60,851
6.000%, due 12/01/37[3]	454,216	497,371
FNMA ARM
1.712%, due 08/01/40	124,419	126,168
2.559%, due 04/01/27	33,640	35,364
2.563%, due 05/01/27	42,756	45,035
3.098%, due 05/01/30	119,618	125,391
5.158%, due 10/01/35	317,883	337,741
5.216%, due 09/01/35	299,190	319,552
5.332%, due 11/01/35	405,259	432,911
5.375%, due 01/01/36	435,722	465,160

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [1]	Value ($)
Federal national mortgage association certificates**—(concluded)
5.513%, due 03/01/36	296,207	317,077
5.529%, due 01/01/36	285,113	303,130
5.573%, due 03/01/36	201,669	216,561
5.579%, due 02/01/36	525,292	562,962
5.610%, due 12/01/35	231,086	247,996
5.650%, due 03/01/36	344,381	369,397
5.726%, due 03/01/36	430,987	463,075
5.860%, due 06/01/36	80,300	86,533
FNMA ARM COFI
3.250%, due 11/01/26	101,558	100,543
FNMA TBA
4.000%, TBA	1,000,000	995,156
Total federal national mortgage association certificates (cost—$20,419,642)		21,331,986

Collateralized mortgage obligations—27.14%
ARM Trust, Series 2005-5, Class 2A1
2.910%, due 09/25/35	431,124	330,990
Banc of America Funding Corp.,
Series 2005-D, Class A1
2.813%, due 05/25/35[4]	3,591,152	3,472,381
Series 2007-3, Class 2A1
5.500%, due 09/25/34	1,098,527	1,087,142
Banc of America Large Loan,
Series 2010-HLTN, Class HLTN
1.969%, due 11/15/15[4,5]	3,238,322	3,093,524
Series 2010-UB5, Class A4A
5.672%, due 02/17/51[4,5]	2,500,000	2,721,513
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 1A3
3.513%, due 07/20/32[4]	6,704	6,466
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A
2.693%, due 10/25/33[4]	47,791	40,797
Series 2004-9, Class 2A1
3.003%, due 09/25/34[4]	1,028,429	803,904
Series 2005-7, Class 22A1
2.935%, due 09/25/35[4]	1,593,002	1,220,100
Series 2006-1, Class 21A2
2.796%, due 02/25/36[4]	1,641,498	756,645
Bear Stearns ARM Trust,
Series 2003-1, Class 5A1
5.532%, due 04/25/33	35,131	34,629
Series 2003-1, Class 6A1
2.726%, due 04/25/33	96,544	94,206
Series 2003-5, Class 2A1
2.749%, due 08/25/33	643,306	633,482
Series 2004-3, Class 1A2
2.953%, due 07/25/34	494,099	424,815
Series 2004-6, Class 2A1
3.099%, due 09/25/34	2,282,787	1,998,463
Series 2004-7, Class 1A1
3.339%, due 10/25/34	641,254	499,207
Series 2004-9, Class 22A1
3.584%, due 11/25/34	67,706	66,613
Series 2005-2, Class A1
2.710%, due 03/25/35	2,132,850	2,040,489
Series 2005-5, Class A2
2.400%, due 08/25/35	3,754,054	3,547,626

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2005-9, Class A1
2.560%, due 10/25/35	1,674,388	1,504,165
Series 2005-10, Class A1
2.851%, due 10/25/35	716,580	707,031
Bear Stearns Commercial Mortgage Securities, Series 2006-BBA7, Class A1
0.329%, due 03/15/19[4,5]	3,596,202	3,545,237
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10
5.500%, due 11/25/35	3,227,000	2,931,255
Series 2007-S6, Class 2A1
5.500%, due 12/25/22	2,888,179	2,909,219
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-4, Class A
5.347%, due 08/25/35[4]	4,490,704	4,428,108
Series 2005-6, Class A2
2.560%, due 08/25/35[4]	248,057	220,269
Series 2005-6, Class A3
2.210%, due 08/25/35[4]	46,151	43,461
Series 2005-11, Class A1A
2.660%, due 12/25/35[4]	1,065,508	969,594
Series 2006-AR1, Class 1A1
2.630%, due 10/25/35[4]	5,549,458	4,687,960
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.250%, due 12/25/33	379,886	390,468
Series 2005-62, Class 2A1
1.306%, due 12/25/35[4]	709,385	440,781
Series 2006-41CB, Class 1A9
6.000%, due 01/25/37	1,597,934	1,212,443
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2003-R4, Class 2A
6.500%, due 01/25/34[4,5]	1,383,907	1,397,726
Series 2004-12, Class 11A1
2.984%, due 08/25/34[4]	781,621	613,222
Series 2004-12, Class 11A2
2.984%, due 08/25/34[4]	502,470	407,580
Series 2004-12, Class 12A1
2.972%, due 08/25/34[4]	189,150	159,651
Series 2005-HYB9, Class 5A1
2.528%, due 02/20/36[4]	477,547	329,101
FHLMC REMIC,**
Series 1278, Class K
7.000%, due 05/15/22	104,004	116,242
Series 1367, Class KA
6.500%, due 09/15/22	2,120	2,361
Series 1502, Class PX
7.000%, due 04/15/23	561,712	564,731
Series 1503, Class PZ
7.000%, due 05/15/23	198,895	199,963
Series 1534, Class Z
5.000%, due 06/15/23	205,378	205,355
Series 1548, Class Z
7.000%, due 07/15/23	149,960	153,018
Series 1562, Class Z
7.000%, due 07/15/23	238,132	268,385
Series 1694, Class Z
6.500%, due 03/15/24	110,149	120,937
Series 2061, Class Z
6.500%, due 06/15/28	403,550	434,917

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2400, Class FQ
0.719%, due 01/15/32[4]	185,396	185,934
Series 2579, Class DZ
5.000%, due 03/15/34	7,119,723	7,397,608
Series 2764, Class LZ
4.500%, due 03/15/34	2,749,175	2,686,959
Series 2764, Class ZG
5.500%, due 03/15/34	5,162,682	5,534,699
Series 2835, Class JZ
5.000%, due 08/15/34	3,449,838	3,701,671
Series 2921, Class PG
5.000%, due 01/15/35	6,200,000	6,510,743
Series 2983, Class TZ
6.000%, due 05/15/35	6,127,155	6,713,614
Series 3149, Class CZ
6.000%, due 05/15/36	8,532,937	9,477,428
Series G23, Class KZ
6.500%, due 11/25/23	152,825	173,099
Series T-054, Class 2A
6.500%, due 02/25/43	1,007,459	1,141,420
Series T-058, Class 2A
6.500%, due 09/25/43	3,836,221	4,307,957
Series T-075, Class A1
0.253%, due 12/25/36[4]	2,248,604	2,234,955
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
2.921%, due 08/25/35[4]	117,943	92,425
FNMA REMIC,**
Series 1991-065, Class Z
6.500%, due 06/25/21	9,188	10,084
Series 1992-040, Class ZC
7.000%, due 07/25/22	24,482	27,358
Series 1992-129, Class L
6.000%, due 07/25/22	11,645	12,908
Series 1993-037, Class PX
7.000%, due 03/25/23	32,071	35,976
Series 1993-060, Class Z
7.000%, due 05/25/23	171,967	193,321
Series 1993-065, Class ZZ
7.000%, due 06/25/13	90,309	93,522
Series 1993-070, Class Z
6.900%, due 05/25/23	27,183	30,518
Series 1993-096, Class PZ
7.000%, due 06/25/23	168,392	189,484
Series 1993-160, Class ZB
6.500%, due 09/25/23	58,818	60,799
Series 1993-163, Class ZB
7.000%, due 09/25/23	15,436	16,709
Series 1994-023, Class PX
6.000%, due 08/25/23	273,832	303,526
Series 1998-066, Class FG
0.513%, due 12/25/28[4]	104,607	104,373
Series 1998-M7, Class Z
6.390%, due 05/25/36	8,039	8,036
Series 1999-W4, Class A9
6.250%, due 02/25/29	867,235	929,341
Series 2000-034, Class F
0.663%, due 10/25/30[4]	14,313	14,308
Series 2002-080, Class A1
6.500%, due 11/25/42	1,874,284	2,051,755
Series 2003-064, Class AH
6.000%, due 07/25/33	10,201,930	11,309,741

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2003-106, Class US
8.756%, due 11/25/23[6,7]	167,545	170,117
Series 2003-W8, Class 2A
7.000%, due 10/25/42	133,990	159,993
Series 2004-T1, Class 1A1
6.000%, due 01/25/44	2,284,200	2,531,893
Series 2004-W8, Class 2A
6.500%, due 06/25/44	2,191,648	2,547,106
Series 2005-024, Class ZE
5.000%, due 04/25/35	1,541,579	1,584,293
Series 2005-116, Class TZ
5.500%, due 01/25/36	7,369,952	7,870,119
Series 2005-120, Class ZU
5.500%, due 01/25/36	8,039,948	8,612,934
Series 2006-065, Class GD
6.000%, due 07/25/26	2,800,000	3,133,420
GNMA REMIC,
Trust Series 2000-009, Class FG
0.816%, due 02/16/30[4]	134,508	134,981
Trust Series 2002-031, Class FW
0.616%, due 06/16/31[4]	137,616	137,575
Trust Series 2003-98, Class Z
6.000%, due 11/20/33	15,587,609	17,293,858
Trust Series 2005-26, Class ZA
5.500%, due 01/20/35	6,702,193	7,075,241
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1
1.143%, due 03/06/20[4,5]	2,014,705	1,992,341
GS Residential Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.794%, due 09/25/35[4]	2,065,865	1,990,614
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A
0.564%, due 01/19/35[4]	135,531	85,467
Series 2005-4, Class 3A1
2.922%, due 07/19/35[4]	714,431	568,482
Housing Security, Inc., Series 1992-8, Class B
3.355%, due 06/25/24[4]	270,479	266,665
Lehman Brothers Mortgage Trust, Series 1991-2, Class A3
8.457%, due 01/20/17[4,8]	298,899	308,009
Residential Accredit Loans, Inc., Series 2006-Q03, Class A1
0.423%, due 04/25/46[4]	2,026,548	839,852
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A6
0.663%, due 12/25/36[4]	1,806,592	745,439
Residential Funding Mortgage Security I,
Series 2004-S2, Class A1
5.250%, due 03/25/34	207,098	208,256
Series 2004-S9, Class 1A23
5.500%, due 12/25/34	2,300,000	2,148,775
Sequoia Mortgage Trust, Series 2005-4, Class 2A1
2.802%, due 04/20/35[4]	2,939,363	2,787,574
Small Business Administration,
Series 1999-20K, Class 1
7.060%, due 11/01/19	323,517	356,597
Series 2000-20K, Class 1
7.220%, due 11/01/20	541,871	599,486

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [1]	Value ($)
Collateralized mortgage obligations—(concluded)
Series 2001-P10B, Class 1
6.344%, due 08/10/11	77,615	78,811
Series 2002-20K, Class 1
5.080%, due 11/01/22	2,516,141	2,688,477
Series 2003-20I, Class 1
5.130%, due 09/01/23	460,353	492,069
Series 2003-20L, Class 1
4.890%, due 12/01/23	1,346,959	1,445,198
Series 2004-P10A, Class 1
4.504%, due 02/10/14	1,401,038	1,466,359
Series 2005-20H, Class 1
5.110%, due 08/01/25	1,638,543	1,755,603
Series 2007-20D, Class 1
5.320%, due 04/01/27	4,725,529	5,081,917
Structured ARM Loan Trust, Series 2004-8, Class 3A
2.602%, due 07/25/34	1,378,070	1,260,263
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1
0.874%, due 09/19/32[4]	439,976	389,929
Series 2006-AR3, Class 11A1
0.423%, due 04/25/36[4]	5,074,715	3,344,846
Structured Asset Securities Corp., Series 2001-SB1, Class A2
3.375%, due 08/25/31	2,048,123	1,892,800
WaMu Mortgage Pass Through Certificates,
Series 2002-AR6, Class A
1.706%, due 06/25/42[4]	60,604	49,719
Series 2005-AR1, Class A1A
0.533%, due 01/25/45[4]	161,829	134,634
Series 2005-AR2, Class 2A1A
0.523%, due 01/25/45[4]	190,260	158,492
Series 2006-AR2, Class 2A1
5.737%, due 03/25/37[4]	2,102,630	1,924,426
Series 2006-AR7, Class 3A
2.969%, due 07/25/46[4]	2,932,204	2,215,667
Series 2006-AR9, Class 1A
1.306%, due 08/25/46[4]	2,030,827	1,334,452
Series 2006-AR9, Class 2A
2.969%, due 08/25/46[4]	1,597,308	1,224,694
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1
4.692%, due 12/25/33[4]	913,320	942,688
Series 2004-CC, Class A1
4.908%, due 01/25/35[4]	375,978	374,263
Series 2006-AR2, Class 2A1
2.767%, due 03/25/36[4]	2,488,445	2,181,737
Series 2006-AR8, Class 1A1
2.811%, due 04/25/36[4]	1,054,822	995,596
Total collateralized mortgage obligations (cost—$206,975,800)		212,968,170

Asset-backed securities—2.60%
Countrywide Asset-Backed Certificates, Series 2007-5, Class 2A1
0.313%, due 09/25/47[4]	530,171	520,357
Credit Suisse Mortgage Capital Certificate 2010-UD1
5.947%, due 12/18/49[4,5]	1,200,000	1,320,330
CSAB Mortgage Backed Trust, Series 2006-1, Class A6A
6.172%, due 06/25/36[9]	734,857	498,978

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [1]	Value ($)
Asset-backed securities—(concluded)
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
1.039%, due 09/15/29[4]		60,720	49,203
EFS Volunteer LLC, Series 2010-1, Class A1
1.124%, due 10/26/26[4,5]		872,586	868,907
Ford Credit Auto Owner Trust, Series 2008-C, Class A3
1.639%, due 06/15/12[4]		521,411	522,071
Landmark V CDO Ltd., Series 2005-1A, Class A1L
0.611%, due 06/01/17[4,5]		2,760,119	2,669,394
Mid-State Trust Series 4, Class A
8.330%, due 04/01/30		290,660	300,363
SLC Student Loan Trust, Series 2008-2, Class A2
0.760%, due 06/15/17[4]		7,211,411	7,213,061
SLM Student Loan Trust, Series 2008-9, Class A
1.774%, due 04/25/23[4]		6,201,300	6,405,189
Total asset-backed securities (cost—$20,312,859)			20,367,853

Corporate notes—30.16%
Airlines—0.99%
American Airlines Pass Through Trust 2009-1A
10.375%, due 07/02/19		2,938,575	3,423,440
Continental Airlines Pass Through Trust 2009-2, Series A
7.250%, due 11/10/19		194,475	208,088
Northwest Airlines, Series 2000-1, Class G
7.150%, due 10/01/19		3,770,384	3,760,958
United Air Lines, 1991 Equipment Trust
10.360%, due 11/27/12[6,10]		231,906	1,276
United Air Lines, 2000 Pass Through Trust, Series 2000-1, Class B
8.030%, due 07/01/116,*		374,682	380,302
			7,774,064
Banking-non-US—6.26%
Banco Mercantil del Norte SA
4.375%, due 07/19/15[5]		1,800,000	1,819,206
Banco Santander Brasil SA
2.409%, due 03/18/14[4,5]		4,200,000	4,222,344
4.250%, due 01/14/16[5]		3,500,000	3,496,360
Banco Votorantim SA
5.250%, due 02/11/16[5]		3,800,000	3,853,574
Barclays Bank PLC
7.434%, due 12/15/17[4,5,11]		1,000,000	1,038,000
Depfa ACS Bank
3.250%, due 02/15/12	EUR	5,500,000	8,107,394
Export-Import Bank of Korea
5.125%, due 06/29/20		400,000	404,120
5.875%, due 01/14/15		2,600,000	2,859,480
ICICI Bank Ltd.
5.000%, due 01/15/16		2,500,000	2,575,175
5.500%, due 03/25/15[5]		3,000,000	3,176,634
6.625%, due 10/03/12[5]		1,000,000	1,060,192

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [1]	Value ($)
Corporate notes—(continued)
Banking-non-US—(concluded)
Intesa Sanpaolo SpA
3.625%, due 08/12/15[5]		3,800,000	3,798,355
LBG Capital No.1 PLC
8.000%, due 06/15/20[4,5,11]		600,000	582,000
8.500%, due 12/17/21[4,5,11]		2,400,000	2,356,702
LBG Capital No.2 PLC,
Series 14
9.334%, due 02/07/20	GBP	200,000	344,092
Series 27
9.125%, due 07/15/20	GBP	3,000,000	5,061,160
Santander US Debt SA Unipersonal
1.107%, due 03/30/12[4,5]		4,300,000	4,284,597
3.724%, due 01/20/15[5]		100,000	99,958
			49,139,343
Banking-US—0.83%
Bank of America Corp.
5.750%, due 12/01/17		3,200,000	3,451,843
CIT Group, Inc.
7.000%, due 05/01/13		1,311,791	1,338,027
7.000%, due 05/01/14[12]		1,300,000	1,324,375
JPMorgan Chase Bank N.A.
0.640%, due 06/13/16[4]		400,000	384,263
			6,498,508
Beverages—0.52%
Pernod-Ricard SA
5.750%, due 04/07/21[6,13]		4,000,000	4,101,032

Chemicals—0.95%
Lyondell Chemical Co.
11.000%, due 05/01/18		6,600,000	7,458,000

Computers—0.52%
Hewlett-Packard Co.
2.250%, due 05/27/11		4,100,000	4,105,998

Diversified financials—3.59%
American Express Co.
6.800%, due 09/01/66[4]		3,800,000	3,971,000
Citigroup Capital XXI
8.300%, due 12/21/57[4]		2,700,000	2,805,300
Goldman Sachs Group, Inc.
0.674%, due 07/22/15[4,12]		300,000	292,744
0.759%, due 03/22/16[4]		1,200,000	1,156,027
0.785%, due 01/12/15[4,12]		1,100,000	1,080,699
3.700%, due 08/01/15		1,700,000	1,742,367
5.150%, due 01/15/14		4,500,000	4,856,198
5.950%, due 01/18/18		3,200,000	3,502,432
Lehman Brothers Holdings, Inc. MTN
5.625%, due 01/24/13[10]		4,500,000	1,158,750
Merrill Lynch & Co. MTN
6.875%, due 04/25/18		6,700,000	7,602,792
			28,168,309

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Diversified operations—0.48%
Sinochem Overseas Capital Co. Ltd.
4.500%, due 11/12/20[5]	1,900,000	1,808,352
6.300%, due 11/12/40[5]	2,000,000	1,942,880
		3,751,232
Electric utilities—0.25%
PSE&G Power LLC
5.000%, due 04/01/14	1,800,000	1,927,789

Electric-generation—0.90%
Korea Hydro & Nuclear Power Co. Ltd.
6.250%, due 06/17/14[5]	6,278,000	6,915,845
6.250%, due 06/17/14	100,000	110,160
		7,026,005
Electric-integrated—1.04%
Centrais Eletricas Brasileiras SA
6.875%, due 07/30/19[5]	200,000	223,000
Puget Energy, Inc.
6.500%, due 12/15/20[5]	7,600,000	7,896,400
		8,119,400
Finance-noncaptive diversified—0.73%
Ford Motor Credit Co. LLC
7.500%, due 08/01/12	200,000	212,211
8.000%, due 06/01/14	800,000	903,282
8.700%, due 10/01/14	4,000,000	4,580,664
		5,696,157
Financial services—4.09%
Ally Financial, Inc.
3.466%, due 02/11/14[4]	1,100,000	1,110,182
3.674%, due 06/20/14[4]	2,900,000	2,926,570
5.375%, due 06/06/11	1,423,000	1,427,001
6.000%, due 12/15/11[12]	3,000,000	3,063,750
6.625%, due 05/15/12	400,000	416,000
Citigroup, Inc.
2.013%, due 05/15/18[4]	900,000	910,118
2.312%, due 08/13/13[4]	1,000,000	1,028,311
4.587%, due 12/15/15	400,000	423,303
8.500%, due 05/22/19	6,400,000	7,974,265
HSBC Finance Corp.
6.676%, due 01/15/21[5]	1,400,000	1,485,889
Morgan Stanley
1.874%, due 01/24/14[4]	1,000,000	1,013,942
7.300%, due 05/13/19	6,370,000	7,304,581
SLM Corp. MTN
5.125%, due 08/27/12	1,400,000	1,450,057
SLM Corp., Series A MTN
5.000%, due 10/01/13	700,000	729,739
5.375%, due 01/15/13	800,000	839,006
		32,102,714
Health care—0.94%
HCA, Inc.
9.250%, due 11/15/16	3,800,000	4,075,500

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [1]	Value ($)
Corporate notes—(continued)
Health care—(concluded)
9.625%, due 11/15/16[14]		3,100,000	3,328,625
			7,404,125
Insurance—3.41%
American International Group, Inc.
8.175%, due 05/15/68[4]		6,400,000	7,168,000
8.250%, due 08/15/18		4,100,000	4,866,630
8.625%, due 05/22/384,#	GBP	1,600,000	2,792,825
American International Group, Inc. MTN
4.000%, due 09/20/11	EUR	1,500,000	2,226,384
Progressive Corp.
6.700%, due 06/15/37[4]		2,800,000	2,961,000
Prudential Financial, Inc. MTN
6.000%, due 12/01/17		6,000,000	6,702,900
			26,717,739
Media—0.20%
Historic TW, Inc.
9.125%, due 01/15/13		1,400,000	1,575,567

Media-cable—0.03%
DISH DBS Corp.
6.375%, due 10/01/11		200,000	203,000

Oil refining—0.04%
Valero Energy Corp.
6.625%, due 06/15/37		300,000	315,561

Oil services—1.54%
BP Capital Markets PLC
3.625%, due 05/08/14		200,000	209,122
BP Capital Markets PLC MTN
2.750%, due 02/27/12		200,000	203,202
Cameron International Corp.
6.375%, due 07/15/18		8,400,000	9,525,777
El Paso Corp.
7.000%, due 06/15/17		1,700,000	1,886,810
TNK-BP Finance SA
7.875%, due 03/13/18		200,000	227,700
			12,052,611
Paper & forest products—0.07%
Celulosa Arauco y Constitucion SA
7.250%, due 07/29/19		500,000	575,245

Paper & packaging—0.41%
Georgia-Pacific LLC
9.500%, due 12/01/11		3,100,000	3,231,750

Retail—0.46%
Macy’s Retail Holdings, Inc.
8.375%, due 07/15/15[9]		3,100,000	3,619,250

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(concluded)
Special purpose entity—0.25%
IPIC GMTN Ltd.
3.125%, due 11/15/15[5]	2,000,000	1,973,904

Steel producers/products—0.18%
CSN Resources SA
6.500%, due 07/21/20[5]	1,000,000	1,062,500
GTL Trade Finance, Inc.
7.250%, due 10/20/17[5]	300,000	339,750
		1,402,250
Tobacco—0.22%
Reynolds American, Inc.
7.250%, due 06/15/37	1,600,000	1,743,307

Wireless telecommunications—1.26%
America Movil SAB de CV
3.625%, due 03/30/15	2,500,000	2,601,625
Cellco Partnership/Verizon Wireless Capital LLC
3.750%, due 05/20/11	7,300,000	7,310,016
		9,911,641
Total corporate notes (cost—$225,051,553)		236,594,501

Loan assignments[4]—2.67%
Airlines—0.37%
United Air Lines, Inc.
2.713%, due 05/25/11	3,000,000	2,922,510

Auto & truck—0.31%
Ford Motor Co., Term Loan B1
2.970%, due 05/17/11	2,433,139	2,434,792

Banking-US—0.39%
CIT Group, Inc. Term Loan 3
6.250%, due 06/14/11	3,000,000	3,045,630

Cable—0.38%
Charter Communications Operating, LLC Extended Term Loan
3.560%, due 06/30/11	2,984,887	2,991,394

Diversified financials—0.36%
First Data Corp. Term Loan B2
2.963%, due 05/24/11	876,768	832,272
Springleaf Finance Corp. Term Loan B
7.250%, due 05/31/11	2,000,000	2,000,720
		2,832,992
Health care—0.79%
Biomet, Inc. Term Loan B
3.211%, due 05/31/11	146,530	146,225
3.213%, due 05/25/11	902,305	900,428
3.308%, due 06/27/11	2,721,860	2,716,198

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [1]	Value ($)
Loan assignments[4]—(concluded)
Health care—(concluded)
Fresenius Medical Care Holdings, Inc. Tranche B Term Loan
1.682%, due 06/30/11		2,405,325	2,397,412
			6,160,263
Paper & packaging—0.07%
Georgia-Pacific Corp. New Term Loan B
2.307%, due 06/30/11		12,454	12,448
2.310%, due 06/10/11		533,428	533,199
			545,647
Total loan assignments (cost—$20,677,891)			20,933,228

Non-US government obligations—4.07%
Emirate of Abu Dhabi
6.750%, due 04/08/19[5]		2,300,000	2,670,875
Government of Norway
6.500%, due 05/15/13	NOK	25,687,000	5,270,770
Notas do Tesouro Nacional, Series F
10.000%, due 01/01/12	BRL	1,356,000	849,201
10.000%, due 01/01/17	BRL	28,400,000	16,236,050
State of Qatar
4.000%, due 01/20/15[5]		4,300,000	4,487,050
5.250%, due 01/20/20[5]		2,100,000	2,215,500
6.400%, due 01/20/40[5]		200,000	214,500
Total non-US government obligations (cost—$29,059,671)			31,943,946

Municipal bonds and notes—2.79%
Education—1.31%
Clark County School District, Limited Tax (Building), Series A
5.000%, due 06/15/19		300,000	326,730
Los Angeles Unified School District Refunding, Series A-1 (NATL-RE Insured)
4.500%, due 07/01/25		3,200,000	3,140,672
4.500%, due 01/01/28		3,800,000	3,567,820
New York City Transitional Finance Authority Building Aid Revenue Fiscal 2008, Series S-1
5.000%, due 01/15/25		100,000	103,971
University of Toledo General Receipts Bonds (Build America Bonds)
6.750%, due 06/01/22		2,000,000	2,152,380
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation) (AGM Insured)
4.980%, due 01/01/21[15]		1,600,000	966,512
			10,258,085

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [1]	Value ($)
Municipal bonds and notes—(concluded)
General obligation—0.35%
California State Build America Bonds
7.500%, due 04/01/34	1,400,000	1,565,564
Cook County Build America Bonds (Recovery Zone Economic Development)
6.360%, due 11/15/33	1,200,000	1,190,028
		2,755,592
Tobacco—0.19%
Buckeye Tobacco Settlement Financing Authority (Asset Backed Series Turbo), Series A-2
5.875%, due 06/01/47	500,000	334,345
Tobacco Settlement Funding Corp., Louisiana, Series 2001-B
5.875%, due 05/15/39	1,075,000	972,219
Tobacco Settlement Funding Corp., Rhode Island, Series A
6.250%, due 06/01/42	200,000	173,448
		1,480,012
Transportation—0.70%
Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds)
6.263%, due 04/01/49	1,500,000	1,539,945
Harris County Metropolitan Transportation Authority (Build America Bonds), Series C
6.875%, due 11/01/38	3,100,000	3,225,116
Port Authority of New York & New Jersey Consolidated (One Hundred Fifty-Eight)
5.859%, due 12/01/24	700,000	743,785
		5,508,846
Utilities—0.24%
Cincinnati Water System Revenue (Build America Bonds), Series B
6.458%, due 12/01/34	100,000	104,772
Metropolitan Water District Southern California (Build America Bonds)
5.906%, due 07/01/25	1,700,000	1,804,992
		1,909,764
Total municipal bonds and notes (cost—$20,964,261)		21,912,299

Number of shares
Preferred stock[16]—0.88%
Commercial banks—0.88%
Wells Fargo & Co. (cost—$3,810,820)	6,400	6,908,672

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [1]	Value ($)
Certificates of deposit—0.48%
Banking-non-US—0.48%
Banco Bradesco SA
1.955%, due 01/24/13[6,17] (cost—$3,800,000)	3,800,000	3,800,000

Short-term US government and agency obligations[18]—9.02%
FHLB
0.001%, due 05/02/11	70,000,000	69,999,998
US Treasury Bills
0.005%, due 06/09/11	61,000	60,999
0.064%, due 09/15/11	560,000	559,848
1.903%, due 07/14/11	111,000	110,994
Total short-term US government and agency obligations (cost—$70,731,755)		70,731,839

Repurchase agreements—6.17%
Repurchase agreement dated 04/29/11 with Morgan Stanley & Co., 0.040% due 05/02/11, collateralized by $47,880,000 US Treasury Notes, 1.875% due 09/30/17; (value—$46,195,094; proceeds: $45,000,150	45,000,000	45,000,000
Repurchase agreement dated 04/29/11 with State Street Bank & Trust Co., 0.010% due 05/02/11, collateralized by $1,982,951 US Treasury Bills, zero coupon due 05/19/11 and $1,433,171 US Treasury Notes, 3.125% due 04/30/17; (value—$3,497,655); proceeds: $3,429,003	3,429,000	3,429,000
Total repurchase agreements (cost—$48,429,000)		48,429,000

	Number of shares
Investment of cash collateral from securities loaned—0.60%
Money market fund—0.60%
UBS Private Money Market Fund LLC[19] (cost—$4,745,745)	4,745,745	4,745,745
Total investments before investments sold short (cost—$845,188,359) [20]—110.97%		870,664,930

	Face amount [1]
Investment sold short—(0.07)%
FNMA TBA**
6.000%, TBA (proceeds—$542,031)—(0.07)%	(500,000)	(546,719)
Liabilities in excess of other assets—(10.90)%		(85,553,638)
Net assets—100.00%		784,564,573

Aggregate cost for federal income tax purposes before investments sold short was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$38,218,146
Gross unrealized depreciation	(12,741,575)
Net unrealized appreciation	$25,476,571

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

*	Non-income producing security.
**

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

#

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At January 31, 2011, the value of this security amounted to 0.36% of net assets.

1	In US Dollars unless otherwise indicated.
2	Partial amount delivered to broker as collateral for futures transactions.
3	Entire amount designated as collateral for investments sold short.
4	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2011 and changes periodically.
5

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 9.79% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6	Illiquid securities representing 1.10% of net assets as of April 30, 2011.
7	Inverse variable rate security. The interest rate shown is the current rate as of April 30, 2011, and changes periodically.
8	Security is being fair valued by a valuation committee under the direction of the board of trustees.
9	Step bond that converts to the noted fixed rate at a designated future date.
10	Bond interest in default.
11	Perpetual bond security. The maturity date reflects the next call date.
12	Security, or portion thereof, was on loan at April 30, 2011.
13

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.52% of net assets as of April 30, 2011, is considered illiquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

14	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
15	Zero coupon bond. The interest rate represents the annualized yield at date of purchase.
16	Non cumulative preferred stock. Convertible until 12/31/49.
17	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.48% of net assets as of April 30, 2011, is considered illiquid and restricted.

Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of net	Value at	percentage of net
Illiquid & restricted security	date	cost ($)	assets (%)	04/30/11 ($)	assets (%)
Banco Bradesco SA	01/19/11	3,800,000	0.48	3,800,000	0.48

18	Rates shown are the discount rates at date of purchase.
19

The table below details the Portfolios’s transaction activity in an affiliated issuer during the nine months ended April 30, 2011. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/10 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)
UBS Private Money Market Fund LLC	196,020	64,055,750	59,506,025	4,745,745	2,714

20	Includes $4,648,007 of investments in securities on loan, at value.

AGM	Assured Guaranty Municipal Corporation
ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of April 30, 2011.
BRL	Brazilian Real
CDO	Collateralized Debt Obligation
COFI	Cost of Funds Index
EUR	Euro

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great Britain Pound
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GS	Goldman Sachs
MTN	Medium Term Note
NATL-RE	National Reinsurance
NOK	Norwegian Krone
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Written Options

Option activity for the nine months ended April 30, 2011 was as follows:

	Notional
	amount	Premiums
	(000) ($)	received ($)
Options outstanding at July 31, 2010	—	—
Options written	6,801	303,789
Options terminated in closing purchase transactions	(6,801)	(303,789)
Options outstanding at April 30, 2011	—	—

Swaptions6

Notional amount (000) ($)	Put options written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized depreciation ($)
60,000	USD 3 Month LIBOR [21] Interest Rate Swap, strike @ 2.250%; underlying interest rate swap terminating 09/26/14	Royal Bank of Scotland PLC	Pay	09/24/12	318,000	(533,988)	(215,988)

21	3 Month LIBOR (USD on London Interbank Offered Rate) at April 30, 2011 was 0.273%.
LIBOR	London Interbank Offered Rate

Currency type abbreviation:

USD	United States Dollar

Swaption activity for the nine months ended April 30, 2011 was as follows:

Premiums
received ($)
Swaptions outstanding at July 31, 2010	707,790
Swaptions written	579,789
Swaptions terminated in closing purchase transactions	(969,579)
Swaptions outstanding at April 30, 2011	318,000

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
64	EUR	3 Month EURIBOR[22] Interest Rate Swap Future	March 2012	23,230,751	23,210,630	(20,121)
125	EUR	3 Month EURIBOR[22] Interest Rate Swap Future	March 2013	45,008,723	45,055,086	46,363
1,560	USD	90 Day Euro Dollar Futures	September 2012	384,316,138	385,456,500	1,140,362
626	USD	90 Day Euro Dollar Futures	December 2012	154,013,215	154,183,800	170,585
				606,568,827	607,906,016	1,337,189

22	3 Month EURIBOR at April 30, 2011 was 1.385%.
EURIBOR	Euro Interbank Offered Rate

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Bank of America N.A.	GBP	5,067,000	USD	8,134,714	06/13/11	(324,657)
Bank of America N.A.	SGD	10,295,834	USD	8,170,000	06/09/11	(241,176)
Barclays Bank PLC	NOK	21,007,529	EUR	2,700,000	05/04/11	(4,803)
Barclays Bank PLC	USD	12,605,137	NOK	72,610,000	05/05/11	1,232,720
Barclays Bank PLC	USD	391,060	SGD	500,000	09/09/11	17,466
Barclays Capital	MYR	11,931,480	USD	3,930,000	08/11/11	(69,363)
Barclays Capital	USD	1,900,000	IDR	17,474,300,000	10/31/11	76,857
Barclays Capital	USD	3,244,896	INR	152,250,530	08/12/11	129,211
Barclays Capital	USD	3,900,000	KRW	4,335,630,000	05/09/11	144,145
Barclays Capital	USD	614,955	MYR	1,900,000	08/11/11	21,914
Citibank N.A.	BRL	28,233,045	USD	16,666,632	06/02/11	(1,252,064)
Citibank N.A.	EUR	10,639,000	USD	15,546,002	07/18/11	(178,681)
Citibank N.A.	MYR	4,779,390	USD	1,611,664	05/11/11	(1,107)
Citibank N.A.	NOK	6,576,000	USD	1,116,537	05/05/11	(136,703)
Citibank N.A.	TWD	2,548,048	USD	88,829	01/11/12	(676)
Citibank N.A.	USD	1,183,035	MYR	3,650,000	08/11/11	40,424
Citibank N.A.	USD	1,602,746	MYR	4,779,390	11/10/11	(11,073)
Citibank N.A.	USD	1,016,561	SGD	1,300,000	09/09/11	45,608
Credit Suisse London Branch	EUR	11,607,000	USD	16,740,196	07/18/11	(415,213)
Deutsche Bank AG London	IDR	34,760,850,000	USD	3,930,000	10/31/11	(2,474)
Deutsche Bank AG London	USD	150,000	BRL	245,585	07/05/11	5,242
Deutsche Bank AG London	USD	10,400,000	CNY	62,712,000	01/28/15	(88,360)
Deutsche Bank AG London	USD	440,642	INR	20,600,000	08/12/11	15,886
Deutsche Bank AG London	USD	1,540,000	MYR	4,779,390	05/11/11	72,772
Deutsche Bank AG London	USD	3,927,797	SGD	5,119,360	06/09/11	254,462
Deutsche Bank AG London	USD	470,459	SGD	600,000	09/09/11	19,773
Deutsche Bank AG London	USD	3,800,000	TWD	108,186,000	01/11/12	202
Goldman Sachs International	KRW	4,278,591,000	USD	3,930,000	05/09/11	(60,941)
Goldman Sachs International	TWD	104,895,000	USD	3,700,000	01/11/12	15,400
HSBC Bank USA	GBP	100,000	USD	165,277	06/13/11	(1,673)
HSBC Bank USA	MXN	318,429	USD	25,582	07/07/11	(1,915)
HSBC Bank USA	USD	1,583,890	EUR	1,100,000	07/18/11	41,935
HSBC Bank USA	USD	360,158	MYR	1,108,385	08/11/11	11,367
HSBC Bank USA	USD	2,080,986	NOK	11,450,000	05/05/11	101,130
JPMorgan Chase Bank	INR	170,892,000	USD	3,760,000	08/12/11	(27,231)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
JPMorgan Chase Bank	JPY	1,232,757,000	USD	14,716,763	07/14/11	(486,074)
JPMorgan Chase Bank	KRW	57,039,000	USD	52,238	05/09/11	(966)
JPMorgan Chase Bank	USD	5,860,000	CNY	34,779,100	04/07/16	(36,817)
JPMorgan Chase Bank	USD	51,941	KRW	57,039,000	08/12/11	936
JPMorgan Chase Bank	USD	194,710	MYR	600,000	08/11/11	6,406
JPMorgan Chase Bank	USD	1,152,202	SGD	1,471,059	09/09/11	49,731
Royal Bank of Scotland PLC	BRL	28,233,045	USD	17,516,469	08/02/11	(240,567)
Royal Bank of Scotland PLC	USD	4,045,468	AUD	3,754,000	05/31/11	54,805
Royal Bank of Scotland PLC	USD	17,739,896	BRL	28,233,045	06/02/11	178,800
Royal Bank of Scotland PLC	USD	1,867,239	IDR	17,514,700,000	10/31/11	114,189
Royal Bank of Scotland PLC	USD	1,016,457	SGD	1,300,000	09/09/11	45,712
						(885,441)

Currency type abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Great Britain Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

Interest rate swaps

				Rate type
Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)	Upfront payments received ($)	Value ($)	Unrealized appreciation ($)
Barclays Bank PLC	AUD	10,700	12/15/20	5.2483	[23]	6.000	121,681	31,619	153,300

23	Rate based on 6 Month LIBOR (AUD on Interbank Offered Rate).
AUD	Australian Dollar
LIBOR	London Interbank Offered Rate

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

Credit default swaps on corporate issues—buy protection 24

	Notional			Rate type						Unrealized
Counterparty	amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments made ($)	Value ($)	appreciation (depreciation) ($)
Barclays Bank PLC	USD	3,100	09/20/15	7.150	[25]	—	[26]	—	(776,425)	(776,425)
Citibank N.A.	USD	300	12/20/13	3.400	[25]	—	[27]	—	(22,511)	(22,511)
Credit Suisse First Boston	USD	1,400	03/20/13	1.450	[25]	—	[28]	—	(32,968)	(32,968)
Deutsche Bank AG	USD	3,200	12/20/17	1.020	[25]	—	[29]	—	80,999	80,999
Deutsche Bank AG	USD	8,400	09/20/18	0.820	[25]	—	[30]	—	120,052	120,052
								—	(630,853)	(630,853)

24

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

25	Payments are made based on the notional amount.
26	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Macy’s Retail Holdings, Inc. bond, 8.375%, due 07/15/15.
27	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Valero Energy Corp. bond, 8.750%, due 06/15/30.
28	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Time Warner, Inc. bond, 9.125%, due 01/15/13
29	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Bank of America Corp. bond, 5.750%, due 12/01/17.
30	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Cameron International Corp. bond, 6.375%, due 07/15/18.
USD	United States Dollar

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

Credit default swaps on corporate and soverign issues—sell protection 31

	Notional			Rate type						Unrealized
Counterparty	amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made) ($)	Value ($)	appreciation (depreciation) ($)	Credit spread[32]
Bank of America N.A.	USD	3,500	06/20/16	—	[33]	1.000	[34]	16,827	(9,109)	7,718	1.05%
Barclays Bank PLC	EUR	300	06/20/12	—	[35]	1.000	[34]	32,958	3,830	36,788	0.25
Barclays Bank PLC	EUR	500	06/20/15	—	[35]	1.000	[34]	75,251	8,808	84,059	0.69
Barclays Bank PLC	USD	3,900	03/20/13	—	[36]	2.030	[34]	—	113,488	113,488	0.50
Barclays Bank PLC	USD	5,500	06/20/16	—	[37]	1.000	[34]	15,937	(14,570)	1,367	1.05
Citibank N.A.	USD	1,800	03/20/14	—	[38]	5.000	[34]	88,920	208,540	297,460	0.94
Citibank N.A.	USD	200	06/20/15	—	[35]	5.000	[34]	(3,642)	34,372	30,730	0.70
Credit Suisse First Boston	USD	1,200	06/20/15	—	[35]	5.000	[34]	(18,409)	206,230	187,821	0.70
Deutsche Bank AG	USD	3,000	03/20/13	—	[36]	2.073	[34]	—	89,749	89,749	0.50
Deutsche Bank AG	USD	800	03/20/15	—	[39]	1.000	[34]	(13,030)	19,439	6,409	0.36
Deutsche Bank AG	USD	700	06/20/15	—	[35]	5.000	[34]	(24,474)	120,301	95,827	0.70
Deutsche Bank AG	USD	900	03/20/16	—	[39]	1.000	[34]	(20,248)	22,448	2,200	0.47
HSBC Bank USA	USD	7,800	09/20/11	—	[40]	1.000	[34]	(12,142)	15,462	3,320	0.51
								137,948	818,988	956,936

31

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

32

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative or other credit event occurring. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

33	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the General Electric Capital Corp. bond, 5.625%, due 09/15/17.
34	Payments received are based on the notional amount.
35	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the BP Capital Markets America bond, 4.200%, due 06/15/18.
36	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the MetLife, Inc. bond, 5.000%, due 06/15/15.
37	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Federal Republic of Brazil bond, 12.250%, due 03/06/30.
38	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the El Paso Corp. bond, 6.875%, due 06/15/14.
39	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with espect to the Australian Government bond, 6.500%, due 05/15/13.
40	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with espect to the Export-Import Bank of Korea bond, 5.250%, due 02/10/14.
EUR	Euro
USD	United States Dollar

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	167,986,919	—	167,986,919
Government national mortgage association certificates	—	187,065	—	187,065
Federal home loan mortgage corporation certificates	—	256,014	1,512,782	1,768,796
Federal housing administration certificates	—	—	54,911	54,911
Federal national mortgage association certificates	—	21,231,443	100,543	21,331,986
Collateralized mortgage obligations	—	212,660,161	308,009	212,968,170
Asset-backed securities	—	20,367,853	—	20,367,853
Corporate notes	—	234,237,799	2,356,702	236,594,501
Loan assignments	—	20,933,228	—	20,933,228
Non-US government obligations	—	31,943,946	—	31,943,946
Municipal bonds and notes	—	21,912,299	—	21,912,299
Preferred stock	6,908,672	—	—	6,908,672
Certificates of deposit		3,800,000		3,800,000
Short-term US government and agency obligations	—	70,731,839	—	70,731,839
Repurchase agreements	—	48,429,000	—	48,429,000
Investment of cash collateral from securities loaned	—	4,745,745	—	4,745,745
Federal national mortgage association certificate sold short	—	(546,719)	—	(546,719)
Swaptions, net	—	(533,988)	—	(533,988)
Futures contracts, net	1,337,189	—	—	1,337,189
Forward foreign currency contracts, net	—	(885,441)	—	(885,441)
Swap agreements, net	—	219,754	—	219,754
Total	8,245,861	857,676,917	4,332,947	870,255,725

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the nine months ended April 30, 2011:

	Federal home loan mortgage corporation certificates ($)	Federal housing administration certificates ($)	Federal national mortgage association certificates ($)	Collateralized mortgage obligation ($)	Corporate note ($)	Total ($)
Beginning balance	1,464,731	57,642	117,773	356,174	—	1,996,320
Sales	(37,050)	(2,887)	(17,404)	(39,420)	—	(96,761)
Accrued discounts/(premiums)	—	(27)	—	—	—	(27)
Total realized gain/(loss)	—	—	—	—	—	—
Net change in unrealized appreciation/depreciation	85,101	183	174	(8,745)	—	76,713
Transfers in to Level 3	—	—	—	—	2,356,702	2,356,702
Ending balance	1,512,782	54,911	100,543	308,009	2,356,702	4,332,947

The change in unrealized appreciation/depreciation relating to the Level 3 investments held April 30, 2011 was $76,713.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments(%)
United States	87.4
Brazil	3.8
South Korea	1.2
United Kingdom	1.1
Ireland	0.9
Qatar	0.8
India	0.8
Norway	0.6
Cayman Islands	0.5
Mexico	0.5
Spain	0.5
France	0.5
British Virgin Islands	0.5
Italy	0.4
United Arab Emirates	0.3
Luxembourg	0.1
Chile	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2011.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—98.80%
Alabama—0.67%
Birmingham Waterworks Board Water Revenue Series A (Assured Guaranty Insured)
5.000%, due 01/01/24	2,005,000	2,103,786

Alaska—2.52%
Alaska Housing Finance Corp. General Housing Series C (NATL-RE Insured)
5.000%, due 12/01/13	1,110,000	1,195,603
Alaska International Airports Revenue Refunding Series A (NATL-RE Insured)
5.500%, due 10/01/15[1]	3,500,000	3,753,330
North Slope Boro Series A (NATL-RE Insured)
5.000%, due 06/30/16	2,000,000	2,306,080
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement Asset-Backed Bonds Series A
4.625%, due 06/01/23	730,000	638,816
		7,893,829
Arizona—1.80%
Arizona State Transportation Board Excise Tax Revenue Maricopa County Regional Area Road Fund
5.000%, due 07/01/15	2,000,000	2,275,960
Pima County Sewer Revenue System (AGM Insured)
5.000%, due 07/01/23	1,500,000	1,599,900
San Manuel Entertainment Series 04-C
4.500%, due 12/01/16[2]	1,800,000	1,756,944
		5,632,804
California—14.70%
California Health Facilities Financing Authority Revenue Sutter Health Series B
5.250%, due 08/15/23	1,500,000	1,559,040
California State
5.000%, due 03/01/17	2,000,000	2,222,920
5.000%, due 08/01/19	3,000,000	3,266,670
5.250%, due 10/01/20	1,000,000	1,119,700
5.500%, due 04/01/21	3,000,000	3,351,420
California State Department of Water Resources Power Supply Revenue Series L
5.000%, due 05/01/14	1,250,000	1,386,675
5.000%, due 05/01/17	1,000,000	1,153,310
California State Economic Recovery Refunding Series A
5.000%, due 07/01/20	3,000,000	3,367,140
California State Refunding
5.000%, due 04/01/18	1,550,000	1,754,646
California Statewide Communities Development Authority Pollution Control Revenue Refunding Southern California Edison Company Series A (Mandatory Put 04/01/13 @ 100) (XL Capital Insured)
4.100%, due 04/01/28[3]	1,000,000	1,045,770

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development Authority Revenue Kaiser Permanente Series A
5.000%, due 04/01/19	3,000,000	3,289,350
California Statewide Communities Development Authority Revenue St. Joseph Series F (AGM Insured)
5.250%, due 07/01/18	1,500,000	1,646,295
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Asset-Backed Senior Series A-1
4.500%, due 06/01/27	2,080,000	1,554,675
Irvine Improvement Bond Act 1915 Assessment District 89-10
0.240%, due 09/02/15[3]	500,000	500,000
Los Angeles Wastewater System Revenue Refunding Series A (NATL-RE-FGIC Insured)
6.000%, due 06/01/22	2,000,000	2,464,280
San Diego Public Facilities Financing Authority Sewer Revenue Senior Series A
5.000%, due 05/15/25	2,500,000	2,635,275
San Francisco City and County Airports Community International Airport Revenue San Francisco International Airport
5.000%, due 05/01/17[1]	3,715,000	3,936,823
Southern California Public Power Authority Power Project Revenue Canyon Power Series A
5.000%, due 07/01/22	2,000,000	2,171,960
Southern California Public Power Authority Revenue Windy Point/Windy Flats Project Series 1
5.000%, due 07/01/23	1,350,000	1,476,036
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue Asset-Backed Bonds Series A-1
4.750%, due 06/01/23	825,000	694,906
Tuolumne Wind Project Authority Revenue Tuolumne Co. Project Series A
5.250%, due 01/01/24	2,590,000	2,745,711
University of California Revenue Series Q
5.250%, due 05/15/23	2,500,000	2,763,200
		46,105,802
Colorado—1.34%
Colorado Health Facilities Authority Revenue Boulder Community Hospital Project Series A
4.000%, due 10/01/18	1,500,000	1,496,820
Denver City & County Airport Revenue Series A
5.500%, due 11/15/19[1]	2,500,000	2,710,900
		4,207,720
District of Columbia—0.34%
Metropolitan Airport Authority System Refunding Series A (NATL-RE-FGIC Insured)
5.750%, due 10/01/14[1]	1,000,000	1,060,770

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Florida—10.27%
Citizens Property Insurance Corp. Refunding Senior Secured High Risk Account Series A (NATL-RE Insured)
5.000%, due 03/01/14	2,000,000	2,105,160
Citizens Property Insurance Corp. Senior Secured High Account Series A-1
5.500%, due 06/01/14	1,000,000	1,071,090
5.500%, due 06/01/17	2,835,000	3,056,498
Citizens Property Insurance Corp. Senior Secured High Risk Series A-1
5.000%, due 06/01/15	1,600,000	1,695,280
Florida Department of Children’s & Family Services Certificates of Participation (Florida Civil Commitment Center) (NATL-RE Insured)
5.000%, due 04/01/14	1,065,000	1,161,606
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Series A
5.000%, due 07/01/15	1,000,000	1,095,310
5.000%, due 07/01/16	1,500,000	1,647,960
Florida State Board of Education Lottery Revenue Refunding
Series C
5.000%, due 07/01/16	1,000,000	1,136,410
Series E
5.000%, due 07/01/19	1,000,000	1,121,240
Florida State Municipal Power Agency Revenue All Requirements Power Series A
5.250%, due 10/01/20	1,555,000	1,683,179
5.250%, due 10/01/21	2,000,000	2,137,660
Lakeland Energy System Revenue Refunding Series B (AGM Insured)
5.000%, due 10/01/17	2,000,000	2,251,060
Miami-Dade County Water & Sewer Revenue Refunding Series C
5.250%, due 10/01/18	2,000,000	2,257,360
Miami-Dade County Water & Sewer Revenue Refunding Systems Series B (AGM Insured)
5.250%, due 10/01/18	2,500,000	2,858,875
Orlando & Orange County Expressway Authority Expressway Revenue Junior Lien (NATL-RE-IBC/FGIC Insured)
8.250%, due 07/01/16	2,595,000	3,252,236
Tampa Solid Waste System Revenue Refunding (AGM Insured)
5.000%, due 10/01/15[1]	1,000,000	1,073,100
Tampa Utilities Tax & Special Revenue Refunding Series B (AMBAC Insured)
5.750%, due 10/01/15	1,000,000	1,146,210
Tampa-Hillsborough County Expressway Authority Revenue (Pre-refunded with State and Local Government Securities to 05/17/11 @ 100) (AMBAC Insured)
5.000%, due 07/01/14	640,000	719,514

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Florida—(concluded)
Tampa-Hillsborough County Expressway Authority Revenue Unrefunded Balance (AMBAC Insured)
5.000%, due 07/01/14	695,000	756,320
		32,226,068
Georgia—1.11%
De Kalb County Water & Sewer Revenue Refunding Series B
5.250%, due 10/01/24	2,000,000	2,101,780

Gwinnett County Development Authority Certificates of Participation, Gwinnett County Public Schools Project (Pre-refunded with State and Local Government Securities to 01/01/14 @ 100) (NATL-RE Insured)

5.250%, due 01/01/20	1,250,000	1,396,763
		3,498,543
Guam—0.32%
Guam Education Financing Foundation Certificates of Participation, Guam Public Schools Project Series A
5.000%, due 10/01/12	1,000,000	1,012,900

Idaho—0.15%
Idaho Housing & Finance Association Single-Family Mortgage
Series G-2, Class III
5.950%, due 07/01/19[1]	390,000	404,461
Subseries D-3
5.150%, due 07/01/13[1]	55,000	55,777
		460,238
Illinois—9.80%
Chicago O’Hare International Airport Revenue Refunding-General-Third Lien- Series B (NATL-RE Insured)
5.250%, due 01/01/18	1,000,000	1,110,820
Chicago (Pre-refunded with State and Local Government Securities to 01/01/14 @ 100) Series A (AGM Insured)
5.000%, due 01/01/34	2,000,000	2,219,940
Chicago Project Series C (NATL-RE Insured)
5.000%, due 01/01/20	1,000,000	1,015,920
Chicago Refunding Series A (AGM Insured)
5.000%, due 01/01/17	2,500,000	2,626,300
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	5,721,673
Illinois Development Finance Authority Revenue DePaul University Series C
5.500%, due 10/01/13	1,000,000	1,079,870

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Development Finance Authority Revenue School District Program School District No. U-46 (AGM Insured)
5.150%, due 01/01/19	2,000,000	2,178,120
Illinois Health Facilities Authority Revenue Evangelical Hospital Series A (Escrowed to Maturity)
6.750%, due 04/15/17	660,000	777,493
Illinois Municipal Electric Agency Power Supply Refunding Series C (NATL-RE-FGIC Insured)
5.000%, due 02/01/16	1,200,000	1,312,368
Illinois State Refunding
5.000%, due 01/01/17	1,000,000	1,062,240
5.000%, due 01/01/22	2,500,000	2,495,725
5.000%, due 01/01/24	1,000,000	985,180
Illinois Toll Highway Authority Toll Highway Revenue Refunding Senior Series A-1
5.000%, due 01/01/25	1,250,000	1,269,250
Railsplitter Tobacco Settlement Authority
5.500%, due 06/01/23	1,365,000	1,317,061
Regional Transportation Authority Series A (AGM Insured)
5.750%, due 06/01/18	3,000,000	3,367,590
Springfield Electric Revenue Senior Lien Electric
5.000%, due 03/01/16	2,000,000	2,208,140
		30,747,690
Indiana—1.67%
Indiana State Finance Authority Environmental Facilities Revenue Refunding Industrial Power & Light Co. Series C
4.900%, due 01/01/16	1,500,000	1,624,005
Indiana University Revenues Student Fees Series S
5.000%, due 08/01/19	1,185,000	1,365,890
Indianapolis Thermal Energy System Refunding (AGM Insured)
5.000%, due 10/01/16	2,000,000	2,247,380
		5,237,275
Iowa—1.11%
Iowa Finance Authority Revenue Revolving Fund (Partially Pre-refunded with US Treasury obligations and State and Local Government Securities to 08/01/12 @ 100)
5.250%, due 02/01/14	3,310,000	3,493,904

Kentucky—1.19%
Louisville & Jefferson County Regional Airport Authority Airport Systems Revenue Series A (Pre-refunded with State and Local Goverment Securities to 07/01/11 @101) (AGM Insured)
5.750%, due 07/01/13[1]	1,505,000	1,531,894

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Kentucky—(concluded)
Pikville Hospital Revenue Refunding & Improvement (Pikville Medical Center)
6.000%, due 03/01/22	2,055,000	2,194,884
		3,726,778
Louisiana—1.77%
Jefferson Parish Home Mortgage Authority Single-Family Mortgage Revenue Series A (GNMA/FNMA and FHA/VA/USDA Mortgages Insured)
5.125%, due 06/01/26[1]	705,000	729,442
Louisiana Public Facilities Authority Revenue Hurricane Recovery Project (AMBAC Insured)
5.000%, due 06/01/15	2,880,000	3,129,610
New Orleans Aviation Board Revenue New Orleans Aviation Series B2 Refunding (AGM Insured)
5.000%, due 01/01/12[1]	1,655,000	1,697,401
		5,556,453
Maryland—0.71%
Maryland State & Local Facilities Lien First Series
5.000%, due 08/01/15	2,000,000	2,229,060

Massachusetts—4.76%
Massachusetts Bay Transportation Authority Massachusetts Sales Tax Revenue
Series A
5.000%, due 07/01/22	2,000,000	2,314,440
Series B
5.250%, due 07/01/21	6,000,000	7,114,980
Massachusetts Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology Series M
5.250%, due 07/01/29	1,000,000	1,161,700
Massachusetts Health & Educational Facilities Authority Revenue Partners Healthcare Systems Series G-5
5.000%, due 07/01/19	1,000,000	1,088,940
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Waste Management Income Project
5.450%, due 06/01/14[1]	2,000,000	2,103,300
Massachusetts State Water Resources Authority Refunding General Series B
5.000%, due 08/01/15	1,000,000	1,147,440
		14,930,800
Michigan—3.75%
Detroit Sewer Disposal Revenue Refunding Senior Lien Series C-1
6.500%, due 07/01/24	2,250,000	2,456,595

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Michigan—(concluded)
Detroit Sewer Disposal Revenue Second Lien Series D-2 (Mandatory Put 01/01/12 @ 100) (NATL-RE Insured)
5.500%, due 07/01/32[3]	2,000,000	2,037,520
Detroit Sewer Disposal Revenue Senior Lien Series A (AGM Insured)
5.250%, due 07/01/19	2,500,000	2,674,500
Michigan State Housing Development Authority Series A
4.550%, due 12/01/14[1]	2,395,000	2,491,039
Wayne County Airport Authority Revenue Refunding Detroit Metropolitan Airport
Series A
5.000%, due 12/01/16[1]	1,500,000	1,570,965
Series D
5.000%, due 12/01/17	510,000	537,637
		11,768,256
Minnesota—0.00%
Moorhead Residential Mortgage (Escrowed to Maturity) (FHA/VA Mortgages Insured)
7.100%, due 08/01/11	10,000	10,147

Missouri—2.31%
Missouri State Health & Educational Facilities Authority Health Facilities Revenue St. Lukes Health Systems Series A (AGM Insured)
5.000%, due 11/15/16	2,000,000	2,184,520
5.000%, due 11/15/17	2,500,000	2,714,100
Missouri State Highways & Transit Commission State Road Revenue Second Lien
5.000%, due 05/01/16	2,000,000	2,334,980
		7,233,600
Nevada—0.54%
Las Vegas Valley Water District Refunding & Improvement Series A
5.000%, due 02/01/17	1,500,000	1,680,675

New Jersey—2.21%
New Jersey Economic Development Authority Revenue Refunding School Facilities Construction Series EE
5.250%, due 09/01/23	1,500,000	1,567,905
New Jersey Economic Development Authority Water Facilities Revenue Refunding American Water Co. Series C
5.100%, due 06/01/23[1]	1,000,000	1,021,840
New Jersey Transportation Trust Fund Authority Transportation System
Series B (AGC-ICC/FGIC Insured)
5.500%, due 12/15/20	1,500,000	1,677,615
Series B (NATL-RE/FGIC Insured)
5.250%, due 12/15/18	2,500,000	2,667,375
		6,934,735

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—6.84%
Metropolitan Transportation Authority Revenue Transportation Series G
5.000%, due 11/15/18	2,500,000	2,766,975
New York City Health & Hospital Corp. Revenue Health System Series A
5.000%, due 02/15/22	3,500,000	3,706,010
New York City Series B
5.000%, due 08/01/17	1,750,000	1,994,230
New York City Transitional Finance Authority Revenue Refunding Future Tax Secured Series A
5.500%, due 11/01/26[3]	2,000,000	2,046,680
New York State Dorm Authority Lease Revenue Series B (Mandatory Put 07/01/13 @ 100) (XL Capital Insured)
5.250%, due 07/01/32[3]	1,500,000	1,627,485
New York State Dorm Authority State Personal Income Tax Revenue Education Series D
5.000%, due 03/15/15	2,500,000	2,839,325
Port Authority of New York & New Jersey (NATL-RE-FGIC Insured)
5.000%, due 10/01/13[1]	6,000,000	6,478,980
		21,459,685
Ohio—1.03%
Kent State University Revenue General Receipts Series B (Assured Guaranty Insured)
5.000%, due 05/01/21	3,000,000	3,218,640

Oregon—0.36%
Oregon State Department of Transportation Highway User Tax Revenue Series A
5.250%, due 11/15/14	1,000,000	1,141,170

Pennsylvania—3.46%
Allegheny County Port Authority Special Revenue Refunding Transportation
5.000%, due 03/01/25	1,000,000	1,034,510
Lancaster Sewer Authority (Escrowed to Maturity)
6.000%, due 04/01/12	10,000	10,415
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding Philadelphia Funding Program
5.000%, due 06/15/17	2,000,000	2,305,220
Pennsylvania State Higher Educational Facilities Authority Revenue University of Pennsylvania Series A
5.000%, due 09/01/17	1,150,000	1,342,476
Pennsylvania Third Series (AGM Insured)
5.000%, due 09/01/15	1,000,000	1,111,020
Philadelphia School District Refunding Series E
5.000%, due 09/01/18	1,000,000	1,083,500

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Philadelphia Water & Wastewater Revenue Refunding Series A
5.000%, due 06/15/15	1,500,000	1,649,940
University of Pittsburgh of the Commonwealth System of Higher Education Capital Project Series B
5.500%, due 09/15/21	2,000,000	2,327,980
		10,865,061
Puerto Rico—4.68%
Puerto Rico Commonwealth Government Development Bank Senior Notes
Series B
5.000%, due 12/01/14	1,500,000	1,595,790
Series C
5.250%, due 01/01/15[1]	1,000,000	1,035,330
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Refunding Series CC
5.000%, due 07/01/13	1,070,000	1,123,072
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue (AGM Insured)
5.500%, due 07/01/25	2,000,000	2,083,980
Puerto Rico Commonwealth Refunding Series A (Mandatory Put 07/01/12 @ 100)
5.000%, due 07/01/30[3]	1,000,000	1,027,970
Puerto Rico Public Buildings Authority Revenue Guaranteed Refunding Government Facilities Series J (Mandatory Put 07/01/12 @ 100) (Commonwealth GTD)
5.000%, due 07/01/28[3]	3,000,000	3,054,900
Puerto Rico Public Finance Corp. Refunding Commonwealth Appropriations Series A (Mandatory Put 02/01/12 @ 100)
5.750%, due 08/01/27[3]	500,000	508,690
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue First Sub-Series A
5.500%, due 08/01/23	4,000,000	4,246,080
		14,675,812
South Carolina—0.73%
Richland County School District No. 002 Series A (SCSDE Insured)
5.000%, due 02/01/21	2,000,000	2,278,120

Tennessee—0.96%
Memphis Electric System Revenue Refunding Sub
5.000%, due 12/01/15	2,625,000	3,014,078

Texas—9.43%
Austin Water & Wastewater Systems Revenue Refunding (NATL-RE Insured)
5.000%, due 11/15/17	2,000,000	2,236,960

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
Dallas-Fort Worth International Airport Revenue Refunding & Improvement Series A (NATL-RE-FGIC Insured)
5.750%, due 11/01/13[1]	2,000,000	2,047,680
Dickinson Independent School District Refunding Schoolhouse (PSF-GTD)
5.000%, due 02/15/23	1,920,000	2,072,736
Fort Worth Independent School District (PSF-GTD)
5.000%, due 02/15/15	2,000,000	2,274,660
Harris County Flood Control District Refunding Contract Series A
5.250%, due 10/01/18	2,000,000	2,380,880
Harris County Hospital District Revenue Refunding Senior Lien Series A (NATL-RE Insured)
5.000%, due 02/15/18	1,675,000	1,811,412
Houston Utilities Systems Revenue Refunding Combined First Lien Series A (AGM Insured)
5.250%, due 11/15/17	2,500,000	2,941,850
Lower Colorado River Authority Refunding LCRA Transmission Services (BHAC Insured)
5.000%, due 05/15/20	1,765,000	1,949,637
North Texas Health Facilities Development Corp. Hospital Revenue United Regional Health Care Systems (AGM Insured)
5.000%, due 09/01/21	1,450,000	1,496,777
5.000%, due 09/01/22	1,400,000	1,433,264
San Antonio Electric & Gas Refunding Series A
5.000%, due 02/01/17	1,295,000	1,502,278
Schertz-Cibolo-Universal City Independent School District School Building Series A (PSF-GTD)
5.000%, due 02/01/14	1,500,000	1,665,645
Texas Municipal Power Agency Revenue (Escrowed to Maturity) (NATL-RE Insured)
6.100%, due 09/01/13[4]	25,000	24,378
Texas Water Development Board Revenue State Revolving Fund Subseries A-1
5.000%, due 07/15/24	1,885,000	2,065,998
Tyler Independent School District School Building
5.000%, due 02/15/18	1,165,000	1,361,372
University of Texas University Revenues Refunding Financing System
Series D (Pre-refunded with State and Local Government Securities to 02/15/17 @ 100)
5.000%, due 08/15/17	1,805,000	2,101,218
Series D Unrefunded Balance
5.000%, due 08/15/17	195,000	226,966
		29,593,711
Utah—0.52%
Riverton Hospital Revenue IHC Health Services, Inc.
5.000%, due 08/15/15	1,200,000	1,344,780

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Utah—(concluded)
Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III
5.700%, due 07/01/15[1]	270,000	275,500
		1,620,280
Virginia—0.57%
Virginia College Building Authority Educational Facilities Revenue 21st Century College & Equipment (Pre-refunded with State and Local Government Securities to 02/01/14 @ 100) Series A
5.000%, due 02/01/21	1,600,000	1,782,768

Washington—7.18%
Energy Northwest Electric Revenue Columbia Station Series A
5.000%, due 07/01/23	2,500,000	2,685,675
Energy Northwest Electric Revenue Refunding Columbia Station Series A
5.000%, due 07/01/21	2,000,000	2,181,720
Energy Northwest Electric Revenue Refunding Project 1 Series A
5.000%, due 07/01/16	1,515,000	1,754,991
Port of Seattle Refunding
5.500%, due 12/01/22[1]	500,000	548,160
Port of Seattle Revenue Refunding Intermediate Lien Series C
5.000%, due 02/01/16[1]	1,000,000	1,085,950
Seattle Municipal Lighting & Power Revenue Refunding & Improvement
Series A
5.000%, due 02/01/22	2,500,000	2,855,500
Series B
5.000%, due 02/01/14	1,000,000	1,107,540
Washington Health Care Facilities Authority Overlake Hospital Medical Center Series A (Assured Guaranty Insured)
5.000%, due 07/01/16	1,000,000	1,084,790
Washington State Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding Series B
7.125%, due 07/01/16	3,000,000	3,771,960
Washington State
Series 93-A (Escrowed to Maturity)
5.750%, due 10/01/12	5,000	5,214
Series A-Various Purpose
5.000%, due 07/01/17	2,130,000	2,482,558
5.000%, due 07/01/20	2,625,000	2,970,476
		22,534,534
Total municipal bonds and notes (cost—$300,595,573)		309,935,692

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Tax-free money market fund—0.02%
State Street Global Advisors Tax Free Money Market Fund (cost—$51,219)	51,219	51,219
Total investments (cost—$300,646,792)—98.82%		309,986,911
Other assets in excess of liabilities—1.18%		3,699,177
Net assets—100.00%		313,686,088

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation		$11,457,641
Gross unrealized depreciation		(2,117,522)
Net unrealized appreciation		$9,340,119

1	Security subject to Alternative Minimum Tax.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.56% of net assets as of April 30, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2011 and changes periodically.
4	Zero coupon bond; interest rate represents annualized yield at date of purchase.

AGC	Associated General Contractors
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTD	Guaranteed
IBC	Insured Bond Certificate
ICC	International Code Council
NATL-RE	National Reinsurance
PSF	Permanent School Fund
SCSDE	South Carolina School District Enhancement
USDA	United States Department of Agriculture
VA	Veterans Administration

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	309,935,692	—	309,935,692
Tax-free money market fund	—	51,219	—	51,219
Total	—	309,986,911	—	309,986,911

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2011.

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [1]	Value ($)
Long-term global debt securities—96.30%
Australia—0.23%
BHP Billiton Finance Ltd.
4.125%, due 05/05/11	EUR	900,000	1,333,169

Austria—0.19%
Sappi Papier Holding GmbH
6.625%, due 04/15/21[2]	USD	1,050,000	1,065,750

British Virgin Islands—0.53%
CNOOC Finance 2011 Ltd.
4.250%, due 01/26/21[2]		3,100,000	3,025,702

Canada—8.16%
Canadian Government Bond
3.750%, due 06/01/19		10,040,000	11,124,382
4.250%, due 06/01/18		17,100,000	19,604,048
5.750%, due 06/01/33		4,460,000	6,145,009
Cards II Trust
3.048%, due 05/15/13		3,100,000	3,322,470
Toronto-Dominion Bank
5.375%, due 05/14/15	EUR	4,000,000	6,414,133
			46,610,042
Cayman Islands—0.07%
UPCB Finance Ltd.
7.625%, due 01/15/20	EUR	250,000	385,099

Denmark—1.26%
Kingdom of Denmark
4.000%, due 11/15/15		11,760,000	2,465,370
5.000%, due 11/15/13		14,180,000	3,020,204
Nykredit Realkredit A/S
4.000%, due 01/01/12		8,613,000	1,735,544
			7,221,118
France—7.69%
BNP Paribas Home Loan Covered Bonds SA
2.200%, due 11/02/15[2]	USD	3,900,000	3,788,140
Caisse d’Amortissement de la Dette Sociale
3.625%, due 04/25/15		10,325,000	15,768,744
Electricite De France
5.375%, due 05/29/20		1,000,000	1,611,811
GDF Suez
2.750%, due 10/18/17		1,800,000	2,518,703
Pernod-Ricard SA
4.875%, due 03/18/16		950,000	1,411,145
Republic of France
4.000%, due 04/25/55		1,250,000	1,814,002
5.750%, due 10/25/32		2,520,000	4,644,721
Sanofi-Aventis
2.625%, due 03/29/16	USD	4,100,000	4,120,627
Societe Generale
4.000%, due 07/07/16		3,750,000	5,690,405

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [1]	Value ($)
Long-term global debt securities—(continued)
France—(concluded)
5.250%, due 03/28/13		1,000,000	1,545,662
6.125%, due 08/20/18		600,000	961,125
			43,875,085
Germany—6.67%
Bayerische Landesbank
4.000%, due 01/16/12		7,340,000	11,050,665
Bundesrepublik Deutschland,
Series 08
4.750%, due 07/04/40		5,330,000	9,313,572
Series 98
5.625%, due 01/04/28		3,600,000	6,573,036
Daimler AG
4.125%, due 01/19/17		1,100,000	1,665,611
Deutsche Bank AG
3.625%, due 03/09/17[3]		2,250,000	3,268,929
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG
5.469%, due 03/15/18[3]		750,000	1,132,091
Kreditanstalt Fuer Wiederaufbau
5.250%, due 07/04/12		550,000	848,780
NRW Bank
3.875%, due 01/27/20		2,300,000	3,460,825
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
8.125%, due 12/01/17		500,000	777,604
			38,091,113
Ireland—0.16%
Smurfit Kappa Acquisitions
7.250%, due 11/15/17		600,000	924,238

Italy—1.87%
Buoni Poliennali Del Tesoro
4.500%, due 02/01/20		7,200,000	10,668,547

Japan—23.50%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850%, due 01/22/15[2]	USD	1,900,000	1,984,596
Development Bank of Japan
1.750%, due 03/17/17		130,000,000	1,693,856
2.300%, due 03/19/26		500,000,000	6,574,770
Government of Japan
0.700%, due 09/20/14		2,733,000,000	34,136,001
1.000%, due 12/20/12		1,640,000,000	20,478,781
2.000%, due 03/20/16		2,906,000,000	38,443,749
2.000%, due 12/20/24		685,000,000	8,857,143
2.200%, due 09/20/26		159,700,000	2,085,979
2.300%, due 06/20/35		1,177,000,000	15,041,702
2.300%, due 12/20/36		380,000,000	4,857,455
			134,154,032

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [1]	Value ($)
Long-term global debt securities—(continued)
Luxembourg—1.83%
Gazprom Via Gaz Capital SA
4.560%, due 12/09/12		3,200,000	4,872,392
8.125%, due 02/04/15		2,000,000	3,382,947
John Deere Bank SA
6.000%, due 06/23/11		1,000,000	1,488,608
Prologis International Funding SA
7.625%, due 10/23/14[4]		450,000	693,178
			10,437,125
Malaysia—0.15%
Malaysia Government Bond, Series 0902
4.378%, due 11/29/19		2,500,000	869,767

Mexico—2.33%
Mexican Bonos
8.500%, due 12/13/18		140,200,000	13,321,198

Netherlands—1.92%
Bank Nederlandse Gemeenten
4.375%, due 01/19/15	GBP	660,000	1,170,507
BMW Finance N.V.
4.000%, due 09/17/14		600,000	910,521
Government of the Netherlands
5.500%, due 01/15/28		1,830,500	3,271,497
ING Bank N.V.
6.125%, due 05/29/23[3]		800,000	1,229,390
Schlumberger Finance BV
2.750%, due 12/01/15		1,400,000	2,029,382
Urenco Finance N.V.
5.375%, due 05/22/15		1,500,000	2,379,790
			10,991,087
Norway—1.03%
DnB NOR Boligkreditt
3.375%, due 01/20/17	EUR	4,000,000	5,884,070

Peru—0.16%
Republic of Peru
6.550%, due 03/14/37	USD	900,000	931,500

Poland—0.26%
Poland Government Bond, Series 1019
5.500%, due 10/25/19		4,050,000	1,469,988

Singapore—1.28%
DBS Bank Ltd.
2.375%, due 09/14/15	USD	950,000	940,405
5.000%, due 11/15/19[2,3]	USD	2,400,000	2,557,736
Oversea-Chinese Banking Corp., Ltd.
4.250%, due 11/18/19[3]	USD	2,300,000	2,392,322

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [1]	Value ($)
Long-term global debt securities—(continued)
Singapore—(concluded)
United Overseas Bank Ltd.
5.375%, due 09/03/19[2,3]	USD	1,300,000	1,393,995
			7,284,458
South Korea—3.78%
Korea Treasury Bond
5.750%, due 09/10/18		21,318,210,000	21,562,753

Spain—3.28%
Spain Government Bond
5.500%, due 04/30/21		12,450,000	18,733,520

Supranational—1.12%
European Investment Bank
6.000%, due 12/07/28	GBP	3,200,000	6,372,606

Sweden—3.28%
Government of Sweden
4.250%, due 03/12/19		14,830,000	2,631,503
Nordea Bank AB
4.000%, due 09/30/16[3]	EUR	1,900,000	2,821,424
Nordea Hypotek AB
3.500%, due 01/18/17	EUR	2,100,000	3,102,751
Skandinaviska Enskilda Banken AB
4.500%, due 04/25/13	EUR	3,880,000	5,953,485
Vattenfall AB
6.250%, due 03/17/21	EUR	2,450,000	4,234,667
			18,743,830
Switzerland—0.72%
Credit Suisse London
5.125%, due 09/18/17	EUR	2,650,000	4,139,469

United Kingdom—14.37%
Abbey National Treasury Services PLC
3.625%, due 10/14/16	EUR	2,000,000	2,864,630
5.750%, due 03/02/26		3,250,000	5,728,010
Anglian Water Services Finance PLC
6.250%, due 06/27/16	EUR	900,000	1,488,254
Aviva PLC
5.250%, due 10/02/23[3]	EUR	1,900,000	2,828,256
Barclays Bank PLC
1.323%, due 01/13/14[3]	USD	2,600,000	2,623,605
4.000%, due 10/07/19	EUR	1,900,000	2,779,638
4.500%, due 03/04/19[3]	EUR	1,450,000	2,115,704
Diageo Finance PLC
6.625%, due 12/05/14	EUR	1,900,000	3,130,117
First Hydro Finance PLC
9.000%, due 07/31/21		700,000	1,391,401
HSBC Bank PLC
1.076%, due 01/17/14[3]	USD	3,000,000	3,021,090

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [1]	Value ($)
Long-term global debt securities—(continued)
United Kingdom—(concluded)
HSBC Holdings PLC
6.250%, due 03/19/18	EUR	4,000,000	6,399,309
Lloyds TSB Bank PLC
5.625%, due 03/05/18[3]	EUR	1,800,000	2,619,830
National Grid Gas PLC
5.125%, due 05/14/13	EUR	1,700,000	2,629,100
Nationwide Building Society
4.375%, due 02/28/22	EUR	3,750,000	5,359,912
Network Rail Infrastructure Finance PLC
4.875%, due 11/27/15		705,000	1,295,804
Royal Bank of Scotland Group PLC
5.250%, due 05/15/13	EUR	1,350,000	2,062,801
Royal Bank of Scotland PLC
4.875%, due 08/25/14[2]	USD	3,000,000	3,172,380
Scottish & Southern Energy PLC
6.125%, due 07/29/13	EUR	900,000	1,420,637
Standard Chartered Bank
3.625%, due 02/03/17[3]	EUR	1,400,000	2,056,254
Standard Chartered PLC
3.625%, due 12/15/15	EUR	4,500,000	6,619,146
United Kingdom Treasury Bonds
4.250%, due 12/07/55		3,770,000	6,487,584
United Kingdom Treasury Inflation Linked Bonds
1.250%, due 11/22/17		7,579,106	13,925,734
			82,019,196
United States—10.33%
BMW US Capital LLC
5.000%, due 05/28/15	EUR	600,000	943,033
Celanese US Holdings LLC
6.625%, due 10/15/18		650,000	684,125
Citigroup, Inc.
1.164%, due 02/15/13[3]		3,000,000	3,017,523
6.000%, due 08/15/17		1,800,000	1,984,534
Daimler Finance N.A. LLC
0.919%, due 03/28/14[2,3]		2,500,000	2,500,848
Ford Motor Credit Co. LLC
5.750%, due 02/01/21		1,200,000	1,226,137
Georgia-Pacific LLC
8.000%, due 01/15/24		500,000	582,500
HSBC Bank USA N.A.
4.875%, due 08/24/20		1,400,000	1,393,578
IBM Corp.
5.700%, due 09/14/17		4,200,000	4,837,615
Johnson & Johnson
4.750%, due 11/06/19	EUR	3,350,000	5,332,622
JPMorgan Chase Bank N.A.
6.000%, due 10/01/17		4,850,000	5,409,879

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [1]	Value ($)
Long-term global debt securities—(concluded)
United States—(concluded)
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.646%, due 07/15/45[2]		700,000	728,333
Pfizer, Inc.
5.750%, due 06/03/21	EUR	3,900,000	6,572,832
Philip Morris International, Inc.
5.650%, due 05/16/18		1,200,000	1,355,747
6.875%, due 03/17/14		1,800,000	2,074,750
PNC Funding Corp.
5.125%, due 02/08/20		2,550,000	2,725,101
Procter & Gamble Co.
4.500%, due 05/12/14	EUR	3,700,000	5,732,358
Roche Holdings, Inc.
6.500%, due 03/04/21	EUR	2,900,000	5,165,502
Teva Pharmaceutical Finance III BV
0.809%, due 03/21/14[3]		1,550,000	1,558,922
US Treasury Notes
3.125%, due 05/15/19		5,050,000	5,121,013
			58,946,952
Uruguay—0.13%
Republica Orient Uruguay
7.625%, due 03/21/36	USD	600,000	723,000
Total long-term global debt securities (cost—$503,484,705)			549,784,414

Repurchase agreement—1.19%
Repurchase agreement dated 04/29/11 with State Street Bank & Trust Co., 0.010% due 05/02/11, collateralized by $3,923,687 US Treasury Bills, zero coupon due 05/19/11 and $2,835,830 US Treasury Notes, 3.125% due 04/30/17; (value—$6,920,849); proceeds: $6,785,006 (cost—$6,785,000)		6,785,000	6,785,000
Total investments (cost—$510,269,705)—97.49%			556,569,414
Other assets in excess of liabilities—2.51%			14,321,317
Net assets—100.00%			570,890,731

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$48,694,370
Gross unrealized depreciation	(2,394,661)
Net unrealized appreciation	$46,299,709

Note: The portfolio of investments is listed by the issuer’s country of incorporation.
1	In local currency unless otherwise indicated.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.54% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2011 and changes periodically.

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

4	Step bond that converts to the noted fixed rate at a designated future date.
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

Futures contracts 5

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation)($)
146	AUD	Australian Bond 10 Year Futures	June 2011	16,682,636	16,700,990	18,354
242	CAD	Canada Government Bond 10 Year Futures	June 2011	30,590,830	31,110,265	519,435
71	EUR	German Euro BOBL Futures	June 2011	12,130,970	12,141,329	10,359
210	EUR	German Euro Bund Futures	June 2011	37,756,219	38,304,207	547,988
99	EUR	German Euro Schatz Futures	June 2011	15,758,415	15,763,759	5,344
				112,919,070	114,020,550	1,101,480

		Sale contracts		Proceeds ($)
24	GBP	United Kingdom Long Gilt 10 Year Futures	June 2011	4,679,594	4,779,079	(99,485)
5	JPY	Japan Government Bond 10 Year Futures	June 2011	8,575,917	8,633,340	(57,423)
12	USD	US Treasury Bond 30 Year Futures	June 2011	1,431,171	1,468,500	(37,329)
148	USD	US Treasury Note 2 Year Futures	June 2011	32,298,394	32,430,500	(132,106)
209	USD	US Treasury Note 5 Year Futures	June 2011	24,479,587	24,759,969	(280,382)
949	USD	US Treasury Note 10 Year Futures	June 2011	112,839,381	114,962,453	(2,123,072)
				184,304,044	187,033,841	(2,729,797)
						(1,628,317)

5	Restricted cash of $6,157,028 has been delivered to broker as initial margin for futures contracts.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Barclays Bank PLC	CAD	317,000	USD	329,913	06/14/11	(4,798)
Barclays Bank PLC	EUR	689,627	USD	994,363	06/14/11	(25,906)
Barclays Bank PLC	KRW	8,564,320,000	USD	7,442,704	06/15/11	(526,236)
Barclays Bank PLC	PLN	8,845,878	USD	3,108,310	06/14/11	(211,084)
Barclays Bank PLC	USD	6,284,811	CAD	6,139,104	06/14/11	197,284
Barclays Bank PLC	USD	5,504,933	EUR	3,789,270	06/14/11	101,103
Barclays Bank PLC	USD	460,000	GBP	282,241	06/14/11	11,197
Barclays Bank PLC	USD	6,546,983	KRW	7,325,729,000	06/15/11	269,472
Barclays Bank PLC	USD	960,000	NZD	1,207,643	06/14/11	14,533
Citibank N.A.	AUD	37,000	USD	38,691	06/14/11	(1,650)
Citibank N.A.	CAD	8,000	USD	8,365	06/14/11	(82)
Citibank N.A.	EUR	137,000	USD	197,549	06/14/11	(5,135)
Citibank N.A.	GBP	3,071,832	USD	5,012,078	06/14/11	(116,285)
Citibank N.A.	JPY	1,684,178,995	USD	20,233,432	06/14/11	(533,024)
Citibank N.A.	USD	239,904	AUD	227,000	06/14/11	7,593
Citibank N.A.	USD	196,148	CAD	187,000	06/14/11	1,300
Citibank N.A.	USD	4,641,221	CNY	30,400,000	06/15/11	60,994
Citibank N.A.	USD	5,302,259	EUR	3,761,651	06/14/11	262,916
Citibank N.A.	USD	541,541	SEK	3,330,000	06/14/11	8,340
Citibank N.A.	USD	1,513,838	SGD	1,909,162	06/14/11	45,860
Credit Suisse London Branch	DKK	14,452,705	USD	2,732,326	06/14/11	(135,633)
Credit Suisse London Branch	EUR	2,983,807	PLN	11,966,559	06/14/11	76,028
Credit Suisse London Branch	EUR	80,753	USD	114,900	06/14/11	(4,570)
Credit Suisse London Branch	GBP	3,309,670	AUD	5,222,725	06/14/11	168,904
Credit Suisse London Branch	JPY	449,997	USD	5,510	06/14/11	(39)
Credit Suisse London Branch	USD	11,027,000	CAD	10,771,835	06/14/11	346,657
Credit Suisse London Branch	USD	18,431,335	NOK	103,550,926	06/14/11	1,257,079
Credit Suisse London Branch	USD	8,008,035	PHP	348,710,000	06/15/11	118,865
Deutsche Bank AG London	CAD	5,000	USD	5,176	06/14/11	(103)
Deutsche Bank AG London	INR	185,400,000	USD	3,997,413	06/15/11	(160,223)
Deutsche Bank AG London	MYR	17,262,000	USD	5,476,523	06/15/11	(334,077)
Deutsche Bank AG London	RUB	112,900,000	USD	3,958,626	06/15/11	(146,729)
Deutsche Bank AG London	USD	4,253,973	AUD	4,193,936	06/14/11	318,672
Deutsche Bank AG London	USD	571,404	CHF	510,000	06/14/11	18,341
Deutsche Bank AG London	USD	1,685,714	CLP	826,000,000	06/15/11	99,170
Deutsche Bank AG London	USD	1,061,555	CNY	6,950,000	06/15/11	13,458

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Deutsche Bank AG London	USD	3,995,690	INR	185,400,000	06/15/11	161,946
Deutsche Bank AG London	USD	5,500,080	MYR	17,262,000	06/15/11	310,520
Deutsche Bank AG London	USD	980,462	PEN	2,760,000	06/15/11	(8,344)
Deutsche Bank AG London	USD	3,707,413	RUB	112,900,000	06/15/11	397,941
JPMorgan Chase Bank	MYR	2,200,000	USD	741,865	06/15/11	1,318
JPMorgan Chase Bank	USD	2,498,659	CNY	16,300,000	06/15/11	22,595
JPMorgan Chase Bank	USD	8,066,498	EUR	5,633,068	06/14/11	267,343
JPMorgan Chase Bank	USD	684,233	JPY	55,366,936	06/14/11	(1,541)
JPMorgan Chase Bank	USD	1,113,258	MXN	13,400,626	06/14/11	46,411
JPMorgan Chase Bank	USD	1,605,910	MYR	5,000,000	06/15/11	77,151
JPMorgan Chase Bank	USD	3,433,836	TWD	102,500,000	06/15/11	146,396
Morgan Stanley & Co. International PLC	USD	6,702,743	CHF	6,152,448	06/14/11	411,710
Morgan Stanley & Co. International PLC	USD	33,318,044	JPY	2,727,166,752	06/14/11	308,779
Morgan Stanley & Co. International PLC	USD	2,893,255	SEK	18,471,409	06/14/11	156,917
Royal Bank of Scotland PLC	CAD	137,999	USD	143,929	06/14/11	(1,781)
Royal Bank of Scotland PLC	EUR	47,000	USD	67,601	06/14/11	(1,933)
Royal Bank of Scotland PLC	USD	4,373,149	EUR	3,029,237	06/14/11	108,455
Royal Bank of Scotland PLC	USD	6,116,661	GBP	3,742,453	06/14/11	131,291
						$3,727,366

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Long-term global debt securities	—	549,784,414	—	549,784,414
Repurchase agreement	—	6,785,000	—	6,785,000
Futures contracts, net	(1,628,317)	—	—	(1,628,317)
Forward foreign currency contracts, net	—	3,727,366	—	3,727,366
Total	(1,628,317)	560,296,780	—	558,668,463

Investments by type of issuer

	Percentage of total investments (%)
	Long-term	Short-term
Government and other public issuers	57.27	—
Repurchase agreement	—	1.22
Banks and other financial institutions	25.89	—
Industrial	15.62	—
	98.78	1.22

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2011.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—86.95%
Aerospace & defense—2.08%
Alliant Techsystems, Inc.
6.750%, due 04/01/16	55,000	56,925
6.875%, due 09/15/20	2,150,000	2,257,500
BE Aerospace, Inc.
6.875%, due 10/01/20	500,000	526,250
8.500%, due 07/01/18	600,000	669,000
Hexcel Corp.
6.750%, due 02/01/15	453,000	464,325
TransDigm, Inc.
7.750%, due 12/15/18[2]	1,600,000	1,724,000
		5,698,000
Airlines—3.04%
American Airlines Pass Through Trust 2001-01,
6.977%, due 05/23/21	356,673	310,305
Class B
7.377%, due 05/23/19	391,438	365,995
Continental Airlines Pass Through Trust 2001-1, Class C
7.033%, due 06/15/11	95,375	95,613
Continental Airlines Pass Through Trust 2003-ERJ1, Series RJ03
7.875%, due 07/02/18	904,651	886,558
Continental Airlines Pass Through Trust 2004-ERJ1, Series RJ04
9.558%, due 09/01/19	806,188	838,436
Continental Airlines Pass Through Trust 2005-ERJ1, Series ERJ1
9.798%, due 04/01/21	1,152,859	1,216,267
Delta Air Lines, Inc.
12.250%, due 03/15/15[2,3]	2,105,000	2,362,862
Delta Air Lines Pass Through Trust 2001-1, Class B
7.711%, due 09/18/11	280,000	284,550
Delta Air Lines Pass Through Trust 2010-1, Class B
6.375%, due 01/02/16	1,200,000	1,179,000
United Air Lines Pass Through Trust 2009-2A
9.750%, due 01/15/17	705,982	803,054
		8,342,640
Auto & truck—1.71%
Ford Holdings, Inc.
9.300%, due 03/01/30	1,145,000	1,429,316
9.375%, due 03/01/20	285,000	338,335
Ford Motor Co.
6.625%, due 10/01/28	1,595,000	1,612,318
General Motors Co.
8.375%, due 07/15/49[4,5,6]	10,190,000	254,750
Navistar International Corp.
8.250%, due 11/01/21	935,000	1,042,525
		4,677,244

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount[1]	Value ($)
Corporate bonds—(continued)
Automotive parts—0.47%
Goodyear Tire & Rubber Co.
8.250%, due 08/15/20[4]		420,000	466,725
10.500%, due 05/15/16		730,000	826,725
			1,293,450
Banking-non-US—2.84%
EGG Banking PLC
7.500%, due 12/09/13[7,8]	GBP	1,560,000	2,542,775
HBOS Capital Funding LP
6.461%, due 11/30/18[7,8]	GBP	1,400,000	2,001,747
HT1 Funding GmbH
6.352%, due 06/30/17[7,8]	EUR	1,600,000	1,966,968
IKB Deutsche Industriebank AG
4.500%, due 07/09/13	EUR	1,000,000	1,266,383
			7,777,873
Banking-US—1.04%
Fifth Third Capital Trust IV
6.500%, due 04/15/37[7]		1,600,000	1,568,000
Wachovia Capital Trust III
5.570%, due 06/06/11[7,8]		750,000	692,850
Wells Fargo & Co., Series K
7.980%, due 06/15/18[7,8]		525,000	577,500
			2,838,350
Beverages—0.45%
Constellation Brands, Inc.
7.250%, due 09/01/16		590,000	643,100
7.250%, due 05/15/17		225,000	245,250
8.375%, due 12/15/14		300,000	341,250
			1,229,600
Broadcast—0.58%
Clear Channel Communications, Inc.
6.875%, due 06/15/18		730,000	527,425
7.250%, due 10/15/27		445,000	285,913
9.000%, due 03/01/21[2]		775,000	788,562
			1,601,900
Building & construction—2.87%
Beazer Homes USA, Inc.
8.125%, due 06/15/16		1,255,000	1,239,312
D.R. Horton, Inc.
5.625%, due 01/15/16		195,000	197,925
6.500%, due 04/15/16		255,000	266,475
K. Hovnanian Enterprises, Inc.
6.500%, due 01/15/14		580,000	535,050
10.625%, due 10/15/16		1,195,000	1,272,675
Meritage Homes Corp.
6.250%, due 03/15/15		550,000	548,625
PERI GmbH
5.625%, due 12/15/11	EUR	335,000	503,727
Pulte Group, Inc.
6.375%, due 05/15/33		567,000	466,358
7.875%, due 06/15/32		1,420,000	1,306,400

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount[1]	Value ($)
Corporate bonds—(continued)
Building & construction—(concluded)
Standard Pacific Corp.
8.375%, due 05/15/18		1,365,000	1,412,775
William Lyon Homes, Inc.
10.750%, due 04/01/13[4]		200,000	118,000
			7,867,322
Building materials—0.44%
Interface, Inc.
7.625%, due 12/01/18		1,130,000	1,210,513

Building products—1.21%
Associated Materials LLC
9.125%, due 11/01/17[2]		1,110,000	1,194,637
USG Corp.
6.300%, due 11/15/16		1,235,000	1,179,425
8.375%, due 10/15/18[2]		210,000	220,500
9.750%, due 01/15/18[3]		690,000	726,225
			3,320,787
Building products-cement—0.99%
Hanson Ltd.
6.125%, due 08/15/16		600,000	629,250
HeidelbergCement Finance BV
7.500%, due 04/03/20	EUR	395,000	620,889
Texas Industries, Inc.
9.250%, due 08/15/20		1,350,000	1,454,625
			2,704,764
Cable—1.55%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, due 01/15/19		1,035,000	1,084,163
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.625%, due 11/15/17[2]		1,405,000	1,506,862
Dish DBS Corp.
6.625%, due 10/01/14		800,000	850,000
7.125%, due 02/01/16		750,000	798,750
			4,239,775
Car rental—1.74%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
2.813%, due 05/15/14[7]		200,000	194,500
8.250%, due 01/15/19		1,425,000	1,514,062
Europcar Groupe SA
4.593%, due 05/15/13[7]	EUR	300,000	439,902
Hertz Corp.
6.750%, due 04/15/19[2]		300,000	306,000
7.375%, due 01/15/21[2]		585,000	614,250
8.875%, due 01/01/14		99,000	101,475
Hertz Holdings Netherlands BV
8.500%, due 07/31/15	EUR	1,000,000	1,588,534
			4,758,723

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount[1]	Value ($)
Corporate bonds—(continued)
Chemicals—2.67%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18		1,380,000	1,497,300
Huntsman International LLC
6.875%, due 11/15/13	EUR	600,000	902,020
7.375%, due 01/01/15[3]		617,000	631,654
7.500%, due 01/01/15	EUR	650,000	982,002
Lyondell Chemical Co.
8.000%, due 11/01/17[2]		1,345,000	1,499,675
Nalco Co.
6.625%, due 01/15/19[2]		880,000	906,400
Rockwood Specialties Group, Inc.
7.625%, due 11/15/14	EUR	270,000	407,909
Vertellus Specialties, Inc.
9.375%, due 10/01/15[2]		470,000	494,675
			7,321,635
Coal—0.75%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.250%, due 12/15/17		1,270,000	1,390,650
8.500%, due 12/15/19		605,000	673,062
			2,063,712
Commercial services—1.29%
Iron Mountain, Inc.
6.750%, due 10/15/18	EUR	495,000	718,506
8.375%, due 08/15/21		500,000	532,500
United Rentals North America, Inc.
9.250%, due 12/15/19		2,015,000	2,276,950
			3,527,956
Computer software & services—0.23%
Sungard Data Systems, Inc.
10.250%, due 08/15/15		600,000	630,000

Consumer products—0.57%
Jarden Corp.
7.500%, due 01/15/20		670,000	715,225
7.500%, due 01/15/20	EUR	550,000	851,291
			1,566,516
Containers & packaging—2.33%
Ball Corp.
7.375%, due 09/01/19		310,000	335,963
IFCO Systems N.V.
10.000%, due 06/30/16	EUR	500,000	859,067
OI European Group BV
6.875%, due 03/31/17	EUR	115,000	174,165
Owens-Brockway Glass Container, Inc.
6.750%, due 12/01/14	EUR	435,000	658,797
7.375%, due 05/15/16		750,000	826,875
Packaging Dynamics Corp.
8.750%, due 02/01/16[2]		1,445,000	1,497,381

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount[1]	Value ($)
Corporate bonds—(continued)
Containers & packaging—(concluded)
Rexam PLC
6.750%, due 06/29/67[7]	EUR	1,406,000	2,043,450
			6,395,698
Diversified capital goods—0.47%
Mueller Water Products, Inc.
7.375%, due 06/01/17		445,000	441,663
8.750%, due 09/01/20		755,000	839,937
			1,281,600
Diversified financial services—4.85%
Ally Financial, Inc.
4.500%, due 02/11/14		260,000	262,600
6.750%, due 12/01/14		765,000	816,546
7.500%, due 09/15/20[2]		1,760,000	1,918,400
8.300%, due 02/12/15		645,000	725,625
Bank of America Corp.
8.000%, due 01/30/18[7,8]		345,000	373,197
Capital One Capital III
7.686%, due 08/15/36		2,000,000	2,060,000
First Data Corp.
8.875%, due 08/15/20[2,4]		1,715,000	1,877,925
GE Capital Trust III
6.500%, due 09/15/67[7]	GBP	1,750,000	2,864,650
Mizuho Capital Investment USD 2 Ltd.
14.950%, due 06/30/14[2,7,8]		1,000,000	1,256,900
Pinafore LLC/Pinafore, Inc.
9.000%, due 10/01/18[2]		1,050,000	1,147,125
			13,302,968
Diversified manufacturing—0.83%
Bombardier, Inc.
7.500%, due 03/15/18[2]		270,000	299,363
7.750%, due 03/15/20[2]		1,770,000	1,971,337
			2,270,700
Diversified operations—0.79%
Icahn Enterprises LP
4.000%, due 08/15/13[7]		900,000	861,300
8.000%, due 01/15/18		1,250,000	1,290,625
			2,151,925
Electric utilities—1.68%
Edison Mission Energy
7.200%, due 05/15/19		150,000	117,375
7.625%, due 05/15/27		65,000	48,263
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.000%, due 12/01/20		2,028,000	2,180,262
NRG Energy, Inc.
8.250%, due 09/01/20		1,835,000	1,931,337
8.500%, due 06/15/19		295,000	314,175
			4,591,412

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount[1]	Value ($)
Corporate bonds—(continued)
Electric-generation—1.24%
Calpine Corp.
7.875%, due 07/31/20[2]		1,415,000	1,524,662
Intergen N.V.
8.500%, due 06/30/17	EUR	205,000	320,336
9.000%, due 06/30/17[2]		400,000	434,000
9.500%, due 06/30/17	GBP	490,000	885,995
Tenaska Alabama Partners LP
7.000%, due 06/30/21[2]		215,734	225,442
			3,390,435
Electric-integrated—0.30%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.500%, due 10/01/20[2,4]		800,000	822,000

Electrical equipment—0.29%
Polypore International, Inc.
7.500%, due 11/15/17[2]		760,000	805,125

Electronics—0.98%
Freescale Semiconductor, Inc.
9.250%, due 04/15/18[2]		1,180,000	1,309,800
10.125%, due 03/15/18[2,4]		570,000	647,663
SGL Carbon SE
2.343%, due 05/15/15[7]	EUR	500,000	726,652
			2,684,115
Finance-captive automotive—1.12%
Ally Credit Canada Ltd.
6.000%, due 05/23/12	EUR	300,000	452,121
FCE Bank PLC
7.125%, due 01/15/13	EUR	800,000	1,251,868
Ford Motor Credit Co. LLC
8.000%, due 12/15/16		1,165,000	1,354,193
			3,058,182
Finance-noncaptive consumer—1.62%
CIT Group, Inc.
7.000%, due 05/01/14[4]		75,505	76,921
7.000%, due 05/01/15		506,342	513,304
7.000%, due 05/01/16		1,309,905	1,319,729
7.000%, due 05/01/17		2,505,744	2,526,103
			4,436,057
Finance-other—1.56%
American General Finance Corp.
3.250%, due 01/16/13	EUR	1,000,000	1,386,142
American General Finance Corp. MTN
6.500%, due 09/15/17		545,000	498,675
Series H
5.375%, due 10/01/12		175,000	175,000
SLM Corp. MTN
8.000%, due 03/25/20		2,000,000	2,214,654
			4,274,471

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount[1]	Value ($)
	Corporate bonds—(continued)
	Financial services—1.68%
	HSBC Finance Capital Trust IX
	5.911%, due 11/30/35[7]	1,450,000	1,411,937
	Northern Rock Asset Management PLC
9.375%, due 10/17/21	GBP	2,000,000	2,873,002
	Springleaf Finance Corp.
	6.900%, due 12/15/17	350,000	328,125
			4,613,064
	Firearms & ammunition—0.15%
	Colt Defense LLC/Colt Finance Corp.
	8.750%, due 11/15/17[2]	500,000	417,500

	Food—0.18%
	Smithfield Foods, Inc.
	10.000%, due 07/15/14	410,000	485,850

	Food-wholesale—0.08%
	Barry Callebaut Services N.V.
6.000%, due 07/13/17	EUR	140,000	213,748

	Gaming—4.63%
	Caesars Entertainment Operating Co., Inc.
	10.000%, due 12/15/18[4]	1,364,000	1,280,455
	10.000%, due 12/15/18	1,345,000	1,262,619
	12.750%, due 04/15/18[2]	370,000	377,400
	Isle of Capri Casinos, Inc.
	7.000%, due 03/01/14[4]	1,380,000	1,383,450
	7.750%, due 03/15/19[2,4]	575,000	586,500
	MGM Resorts International
	5.875%, due 02/27/14[4]	55,000	53,763
	6.625%, due 07/15/15[4]	1,735,000	1,672,106
	7.500%, due 06/01/16	1,485,000	1,440,450
	Mohegan Tribal Gaming Authority
	6.125%, due 02/15/13[4]	1,475,000	1,279,562
	11.500%, due 11/01/17[2,4]	285,000	293,906
	Pinnacle Entertainment, Inc.
	7.500%, due 06/15/15	1,570,000	1,601,400
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
	7.750%, due 08/15/20	1,340,000	1,463,950
			12,695,561
	Health care providers & services—1.21%
	HCA, Inc.
	6.500%, due 02/15/16	3,165,000	3,252,037
	9.250%, due 11/15/16	55,000	58,988
			3,311,025
	Hotels, restaurants & leisure—0.50%
	Royal Caribbean Cruises Ltd.
5.625%, due 01/27/14	EUR	925,000	1,370,064

	Household durables—0.43%
	Libbey Glass, Inc.
	10.000%, due 02/15/15	1,093,000	1,194,103

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount[1]	Value ($)
	Corporate bonds—(continued)
	Insurance—3.06%
	American International Group, Inc.
5.000%, due 04/26/23	GBP	750,000	1,094,936
	Series A2
4.875%, due 03/15/67[7]	EUR	1,500,000	1,832,923
	Series A3
5.750%, due 03/15/67[7]	GBP	600,000	866,911
	Hartford Life, Inc.
	7.650%, due 06/15/27	885,000	950,645
	Liberty Mutual Group, Inc.
	7.800%, due 03/07/37[2]	2,000,000	2,030,000
	Lincoln National Corp.
	7.000%, due 05/17/66[7]	1,555,000	1,607,559
			8,382,974
	Machinery—1.23%
	AGCO Corp.
6.875%, due 04/15/14	EUR	300,000	449,437
	Boart Longyear Management Pty Ltd.
	7.000%, due 04/01/21[2]	1,745,000	1,806,075
	Terex Corp.
	8.000%, due 11/15/17	1,065,000	1,126,238
			3,381,750
	Machinery-agriculture & construction—0.25%
	CNH America LLC
	7.250%, due 01/15/16	625,000	682,813

	Manufacturing-diversified—1.31%
	American Railcar Industries, Inc.
	7.500%, due 03/01/14	1,520,000	1,561,800
	Amsted Industries, Inc.
	8.125%, due 03/15/18[2]	1,110,000	1,187,700
	SPX Corp.
	6.875%, due 09/01/17[2]	390,000	417,300
	7.625%, due 12/15/14	385,000	425,906
			3,592,706
	Media—0.77%
	EN Germany Holdings BV
10.750%, due 11/15/15	EUR	1,000,000	1,538,174
	Lamar Media Corp.
	6.625%, due 08/15/15	285,000	291,413
	Series C
	6.625%, due 08/15/15	105,000	107,231
	Lighthouse International Co. SA
8.000%, due 04/30/14	EUR	275,000	167,000
			2,103,818
	Medical products—0.29%
	Bausch & Lomb, Inc.
	9.875%, due 11/01/15	370,000	398,675

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount[1]	Value ($)
Corporate bonds—(continued)
Medical products—(concluded)
FMC Finance III SA
6.875%, due 07/15/17		365,000	388,269
			786,944
Metals—1.86%
Aleris International, Inc.
6.000%, due 06/01/20[5,6]		13,347	24,242
7.625%, due 02/15/18[2]		1,415,000	1,450,375
Century Aluminum Co.
8.000%, due 05/15/14		1,628,150	1,695,311
Novelis, Inc.
8.375%, due 12/15/17		1,750,000	1,933,750
			5,103,678
Metals & mining—1.79%
Arch Western Finance LLC
6.750%, due 07/01/13[3]		467,000	469,919
FMG Resources August 2006 Pty Ltd.
6.875%, due 02/01/18[2]		525,000	553,875
7.000%, due 11/01/15[2]		965,000	1,018,075
Foundation PA Coal Co.
7.250%, due 08/01/14		1,160,000	1,183,200
Glencore Finance Europe SA
6.500%, due 02/27/19	GBP	500,000	897,304
Massey Energy Co.
6.875%, due 12/15/13		775,000	789,531
			4,911,904
Oil & gas—7.45%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.500%, due 05/20/21		1,420,000	1,469,700
Berry Petroleum Co.
6.750%, due 11/01/20		1,120,000	1,162,000
Chesapeake Energy Corp.
6.250%, due 01/15/17	EUR	515,000	800,932
6.625%, due 08/15/20		645,000	694,987
6.875%, due 08/15/18		645,000	704,662
Compton Petroleum Finance Corp.
10.000%, due 09/15/17		755,300	562,699
Concho Resources, Inc.
7.000%, due 01/15/21		1,635,000	1,724,925
Denbury Resources, Inc.
9.750%, due 03/01/16		200,000	225,500
El Paso Corp.
6.875%, due 06/15/14		1,030,000	1,153,535
Energy Transfer Equity LP
7.500%, due 10/15/20		1,500,000	1,642,500
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21[2]		430,000	421,400
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.625%, due 06/15/20		715,000	775,775

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2]		400,000	420,000
8.000%, due 02/15/20[2]		355,000	380,738
9.000%, due 06/01/16[2]		510,000	532,950
Inergy LP/Inergy Finance Corp.
6.875%, due 08/01/21[2]		960,000	1,017,600
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, due 04/15/20		1,790,000	1,977,950
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.500%, due 08/15/21		925,000	934,250
Precision Drilling Corp.
6.625%, due 11/15/20[2]		855,000	884,925
Swift Energy Co.
7.125%, due 06/01/17		500,000	512,500
8.875%, due 01/15/20		895,000	980,025
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
7.875%, due 10/15/18[2]		730,000	770,150
8.250%, due 07/01/16		630,000	670,950
			20,420,653
Oil refining—0.22%
Tesoro Corp.
6.250%, due 11/01/12		430,000	453,113
6.500%, due 06/01/17		160,000	165,200
			618,313
Oil services—1.92%
Basic Energy Services, Inc.
7.125%, due 04/15/16		1,110,000	1,133,587
Geokinetics Holdings, Inc.
7.500%, due 05/15/15		165,000	168,713
9.750%, due 12/15/14		915,000	901,275
Helix Energy Solutions Group, Inc.
9.500%, due 01/15/16[2]		1,245,000	1,319,700
Hornbeck Offshore Services, Inc.,
8.000%, due 09/01/17		335,000	345,887
Series B
6.125%, due 12/01/14		1,375,000	1,388,750
			5,257,912
Packaging—1.28%
Reynolds Group Issuer
7.750%, due 10/15/16	EUR	1,100,000	1,694,436
8.500%, due 05/15/18[2]		1,765,000	1,817,950
			3,512,386
Paper & forest products—3.03%
Boise Cascade LLC
7.125%, due 10/15/14		1,980,000	1,975,050
Boise Paper Holdings LLC/Boise Co-Issuer Co.
8.000%, due 04/01/20		155,000	168,175
Boise Paper Holdings LLC/Boise Finance Co.
9.000%, due 11/01/17		1,290,000	1,436,738

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount[1]	Value ($)
Corporate bonds—(continued)
Paper & forest products—(concluded)
Domtar Corp.
9.500%, due 08/01/16		250,000	300,000
10.750%, due 06/01/17		1,185,000	1,499,025
Norske Skogindustrier ASA
7.000%, due 06/26/17	EUR	505,000	647,003
7.125%, due 10/15/33[2]		1,850,000	1,327,375
Stora Enso Oyj
7.250%, due 04/15/36[2]		1,000,000	951,250
			8,304,616
Pharmaceuticals—0.32%
Mylan, Inc.
6.000%, due 11/15/18[2]		850,000	870,188

Railroads—0.33%
RailAmerica, Inc.
9.250%, due 07/01/17		824,000	916,700

Real estate investment trusts—0.90%
Host Hotels & Resorts, Inc.
6.000%, due 11/01/20		1,315,000	1,305,138
Prologis International Funding SA
7.625%, due 10/23/14[3]	EUR	750,000	1,155,297
			2,460,435
Retail—0.55%
Neiman Marcus Group, Inc.
9.000%, due 10/15/15[4,9]		1,442,704	1,511,232

Steel—0.45%
RathGibson, Inc.
11.250%, due 02/15/144,6,10,*		335,000	34
US Steel Corp.
7.000%, due 02/01/18		1,170,000	1,227,037
			1,227,071
Support-services—0.21%
KAR Auction Services, Inc.
10.000%, due 05/01/15		12,000	12,630
TUI AG
5.125%, due 12/10/12	EUR	380,000	574,094
			586,724
Telecom-integrated/services—0.50%
Intelsat Luxembourg SA
11.500%, due 02/04/17[9]		1,250,000	1,368,750

Telecommunication services—0.94%
Alcatel-Lucent USA, Inc.
6.450%, due 03/15/29		1,020,000	928,200
CommScope, Inc.
8.250%, due 01/15/19[2]		1,560,000	1,641,900
			2,570,100

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount[1]	Value ($)
Corporate bonds—(concluded)
Telephone-integrated—0.89%
Frontier Communications Corp.
7.000%, due 11/01/25		965,000	911,925
7.050%, due 10/01/46		421,000	352,587
Virgin Media Finance PLC
9.500%, due 08/15/16	EUR	700,000	1,171,590
			2,436,102
Transportation—1.08%
Stena AB
5.875%, due 02/01/19	EUR	650,000	866,473
6.125%, due 02/01/17	EUR	1,500,000	2,099,530
			2,966,003
Transportation services—0.90%
Hapag-Lloyd AG
9.750%, due 10/15/17[2,4]		1,130,000	1,206,275
PHI, Inc.
8.625%, due 10/15/18		1,000,000	1,062,500
Teekay Corp.
8.500%, due 01/15/20		195,000	212,062
			2,480,837
Wireless telecommunication services—1.98%
Crown Castle International Corp.
7.125%, due 11/01/19		1,000,000	1,068,750
9.000%, due 01/15/15		430,000	477,300
MetroPCS Wireless, Inc.
6.625%, due 11/15/20		490,000	490,613
7.875%, due 09/01/18		500,000	538,750
Nextel Communications, Inc.
5.950%, due 03/15/14		1,500,000	1,511,250
ViaSat, Inc.
8.875%, due 09/15/16		1,250,000	1,345,312
			5,431,975
Total corporate bonds (cost—$213,928,448)			238,322,947

Loan assignments[7]—3.98%
Airlines—0.83%
US Airways Group, Inc.
2.713%, due 05/25/11		2,465,278	2,266,355

Broadcast—0.37%
Clear Channel Communication, Inc. Delay Draw Term Loan 2
3.861%, due 05/31/11		1,137,550	1,003,888

Computer software & services—0.66%
Sungard Data Systems, Inc. Tranche B
3.877%, due 06/14/11		80,858	81,302
3.890%, due 06/08/11		188,076	189,108
3.937%, due 05/09/11		1,542,223	1,550,690
			1,821,100

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount[1]	Value ($)
Loan assignments[7]—(concluded)
Defense/aerospace—0.33%
Hawker Beechcraft Acquisition Co. LLC LC Facility Deposits
2.307%, due 06/30/11	60,863	53,522
Hawker Beechcraft Acquisition Co. LLC Term Loan
2.211%, due 05/31/11	712,385	626,457
2.307%, due 06/30/11	271,855	239,064
		919,043
Internet & catalog retail—0.56%
Autotrader.com, Inc. New Term Loan B
4.750%, due 05/18/11	1,526,175	1,537,621

Machinery—0.06%
Manitowoc Co., Inc. Term Loan B
8.000%, due 05/31/11	162,633	162,633

Paper & packaging—0.31%
Georgia-Pacific Corp. New Term Loan B
2.307%, due 06/30/11	19,335	19,327
2.310%, due 06/10/11	828,176	827,819
		847,146
Telecom-integrated/services—0.55%
Intelsat Jackson Holdings S.A. Tranche B Term Loan
5.250%, due 07/12/11	1,500,000	1,513,125

Wireless telecommunication services—0.31%
MetroPCS Wireless, Inc. Extended Term Loan B
4.071%, due 05/03/11	509,820	510,881
4.071%, due 05/31/11	269,185	269,745
MetroPCS Wireless, Inc. Term Loan B
4.071%, due 05/03/11	46,796	46,769
4.071%, due 05/31/11	24,708	24,694
		852,089
Total loan assignments (cost—$10,740,205)		10,923,000

Asset-backed securities—3.18%
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3A
0.283%, due 05/25/37[7]	843,692	761,638
GSAA Home Equity Trust, Series 2006-14, Class A1
0.263%, due 09/25/36[7]	890,248	426,000
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV1
0.343%, due 04/25/37[7]	772,589	588,437
HSI Asset Securitization Corp. Trust, Series 2007-NC1, Class A1
0.313%, due 04/25/37[7]	1,295,775	1,119,210
Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1, Class A2A
0.323%, due 03/25/37[7]	1,922,038	1,376,398
Morgan Stanley Capital, Inc.,
Series 2006-HE6, Class A2B
0.313%, due 09/25/36[7]	911,536	796,720

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [1]	Value ($)
Asset-backed securities—(concluded)
Series 2006-HE8, Class A2B
0.313%, due 10/25/36[7]	349,155	239,033
Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1
5.893%, due 06/25/37[3]	1,481,749	1,107,666
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A2
0.323%, due 01/25/37[7]	1,801,259	1,568,340
Series 2007-OPT1, Class 2A1
0.293%, due 06/25/37[7]	842,778	736,546
Total asset-backed securities (cost—$9,578,451)		8,719,988

Collateralized mortgage obligations—0.53%
Banc of America Mortgage Securities, Series 2005-J, Class 1A1
3.068%, due 11/25/35[7]	881,610	719,793
Countrywide Alternative Loan Trust, Series 2006-OC6, Class 2A1
0.283%, due 07/25/36[7]	167,471	164,253
WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1
5.416%, due 11/25/36[7]	631,701	565,537
Total collateralized mortgage obligations (cost—$1,498,654)		1,449,583

	Number of shares
Common stocks—1.34%
Automobiles—0.60%
General Motors Co. 11,*	11,461	369,816
General Motors Co. 12,*	39,542	1,268,899
		1,638,715
Building products—0.24%
Nortek, Inc.*	1,375	59,139
US Concrete, Inc. 6,*	59,953	583,942
		643,081
Diversified financial services—0.18%
CIT Group, Inc.*	11,794	500,773

Metals—0.32%
Aleris International, Inc. 5,6,*	15,446	880,422
Total common stocks (cost—$3,730,395)		3,662,991

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of warrants	Value ($)
Warrants*—0.70%
Automobiles—0.69%
General Motors Co., strike price $10.00, expires 07/10/16	46,366	1,074,310
General Motors Co., strike price $18.33, expires 07/10/19	46,366	825,322
		1,899,632
Cable—0.01%
Charter Communications, Inc., strike price $46.86, expires 11/30/14	1,818	29,997
Total warrants (cost—$2,070,441)		1,929,629

	Face amount [1]
Repurchase agreement—2.33%
Repurchase agreement dated 04/29/11 with State Street Bank & Trust Co., 0.010% due 05/02/11, collateralized by $3,687,745 US Treasury Bills, zero coupon due 05/19/11 and $2,665,304 US Treasury Notes, 3.125% due 04/30/17; (value—$6,504,680); proceeds: $6,377,005 (cost—$6,377,000)	6,377,000	6,377,000

	Number of shares
Investment of cash collateral from securities loaned—4.31%
Money market fund—4.31%
UBS Private Money Market Fund LLC[13] (cost—$11,806,498)	11,806,498	11,806,498
Total investments (cost—$259,730,092)[14]—103.32%		283,191,636
Liabilities in excess of other assets—(3.32)%		(9,099,186)
Net assets—100.00%		274,092,450

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$26,527,423
Gross unrealized depreciation	(3,065,879)
Net unrealized appreciation	$23,461,544

*	Non-income producing security.
1	In US Dollars unless otherwise indicated.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 18.63% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Step bond that converts to the noted fixed rate at a designated future date.
4	Security, or portion thereof, was on loan at April 30, 2011.
5	Security is being fair valued by a valuation committee under the direction of the board of trustees.
6	Illiquid securities representing 0.64% of net assets as of April 30, 2011.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2011 (unaudited)

7	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2011, and changes periodically.
8	Perpetual bond security. The maturity date reflects the next call date.
9	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
10	Bond interest in default.
11	Security is traded on the Xetra Exchange.
12	Security is traded on the New York Stock Exchange.
13

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2011. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/10 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)
UBS Private Money Market Fund LLC	22,131,690	77,914,534	88,239,726	11,806,498	148,706

14	Includes $11,743,398 of investments in securities on loan, at value.

EUR	Euro
GBP	Great Britain Pound
MTN	Medium Term Note

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized depreciation
JPMorgan Securities, Inc.	EUR	22,780,000	USD	32,960,838	05/26/11	(758,462)
JPMorgan Securities, Inc.	GBP	8,590,000	USD	13,971,188	05/26/11	(373,165)
						$(1,131,627)

EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	238,298,671	24,276	238,322,947
Loan assignments	—	10,923,000	—	10,923,000
Asset-backed securities	—	8,719,988	—	8,719,988
Collateralized mortgage obligations	—	1,449,583	—	1,449,583
Common stocks	2,782,569	—	880,422	3,662,991
Warrants	1,929,629	—	—	1,929,629
Repurchase agreement	—	6,377,000	—	6,377,000
Investment of cash collateral from securities loaned	—	11,806,498	—	11,806,498
Forward foreign currency contracts, net	—	(1,131,627)	—	(1,131,627)
Total	4,712,198	276,443,113	904,698	282,060,009

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the nine months ended April 30, 2011:

	Corporate bond ($)	Asset-backed security ($)	Common stock ($)	Total ($)
Beginning balance	14,375	1,119,456	540,610	1,674,441
Sales	—	(1,195,200)	—	(1,195,200)
Accrued discounts/(premiums)	(62)	16,161	—	16,099
Total realized gain/(loss)	—	38,997	—	38,997
Net change in unrealized appreciation/depreciation	9,929	20,586	339,812	370,327
Transfers into Level 3	34	—	—	34
Ending balance	24,276	—	880,422	904,698

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2011 was $349,741.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2011 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	83.0
United Kingdom	3.7
Netherlands	2.3
Germany	2.2
Canada	2.2
Luxembourg	1.4
Australia	1.2
Sweden	1.0
Jersey	0.7
Norway	0.7
Liberia	0.5
Cayman Islands	0.4
Finland	0.3
France	0.2
Belgium	0.1
Marshall Islands	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2011.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—98.46%
Aerospace & defense—6.51%
Boeing Co.	113,500	9,055,030
General Dynamics Corp.	57,200	4,165,304
Honeywell International, Inc.	415,300	25,428,819
Huntington Ingalls Industries, Inc.1,*	41,279	1,651,160
ITT Corp.	147,200	8,506,688
L-3 Communications Holdings, Inc.	188,979	15,154,226
Northrop Grumman Corp.	247,675	15,754,607
Raytheon Co.	83,600	4,058,780
		83,774,614
Auto components—0.95%
Johnson Controls, Inc.	298,400	12,234,400

Automobiles—0.72%
General Motors Co.*	288,400	9,254,756

Beverages—4.06%
Molson Coors Brewing Co., Class B	227,775	11,104,031
PepsiCo, Inc.	308,800	21,273,232
The Coca-Cola Co.	294,250	19,850,105
		52,227,368
Building products—0.61%
Masco Corp.	587,075	7,878,547

Capital markets—5.00%
Ameriprise Financial, Inc.	70,500	4,375,230
BlackRock, Inc.	42,750	8,376,435
Charles Schwab Corp.	287,500	5,264,125
Franklin Resources, Inc.	76,600	9,890,592
Goldman Sachs Group, Inc.	134,775	20,352,372
Morgan Stanley	295,000	7,714,250
State Street Corp.	181,425	8,445,334
		64,418,338
Chemicals—3.35%
E.I. du Pont de Nemours and Co.	158,800	9,018,252
Monsanto Co.	105,350	7,168,014
PPG Industries, Inc.	96,975	9,180,623
The Dow Chemical Co.	239,500	9,817,105
The Sherwin-Williams Co.	96,350	7,928,642
		43,112,636
Commercial banks—3.65%
BB&T Corp.	349,350	9,404,502
CIT Group, Inc.*	106,200	4,509,252
PNC Financial Services Group, Inc.	145,325	9,059,561

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Commercial banks—(concluded)
Wells Fargo & Co.	826,650	24,063,781
		47,037,096
Computers & peripherals—2.84%
Dell, Inc.*	1,128,325	17,500,321
Hewlett-Packard Co.	472,025	19,055,649
		36,555,970
Diversified consumer services—0.51%
Apollo Group, Inc., Class A*	163,650	6,550,910

Diversified financial services—5.29%
Bank of America Corp.	1,308,200	16,064,696
Citigroup, Inc.*	2,357,564	10,821,219
JPMorgan Chase & Co.	902,293	41,171,629
		68,057,544
Diversified telecommunication services—1.06%
AT&T, Inc.	438,900	13,658,568

Electric utilities—1.76%
American Electric Power Co., Inc.	239,700	8,744,256
Edison International	195,150	7,663,541
Entergy Corp.	89,950	6,271,314
		22,679,111
Electronic equipment, instruments & components—1.86%
Corning, Inc.	218,200	4,569,108
TE Connectivity Ltd.	538,700	19,312,395
		23,881,503
Food & staples retailing—1.77%
CVS Caremark Corp.	251,100	9,099,864
Sysco Corp.	143,500	4,148,585
Wal-Mart Stores, Inc.	172,500	9,484,050
		22,732,499
Food products—0.56%
Archer Daniels Midland Co.	196,350	7,268,877

Health care equipment & supplies—2.43%
Covidien PLC	406,050	22,612,925
Zimmer Holdings, Inc.*	132,725	8,660,306
		31,273,231
Health care providers & services—1.60%
Aetna, Inc.	221,525	9,166,705

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
Laboratory Corp. of America Holdings*	118,150	11,397,930
		20,564,635
Household durables—0.64%
Fortune Brands, Inc.	126,592	8,238,607

Insurance—10.59%
ACE Ltd.	315,828	21,239,433
Aflac, Inc.	308,050	17,309,330
Allstate Corp.	626,600	21,204,144
Axis Capital Holdings Ltd.	330,900	11,700,624
Fidelity National Financial, Inc., Class A	574,275	8,866,806
Hartford Financial Services Group, Inc.	271,325	7,860,285
MetLife, Inc.	596,950	27,931,290
The Travelers Cos., Inc.	75,600	4,783,968
Torchmark Corp.	182,825	12,234,649
Willis Group Holdings PLC	77,175	3,188,871
		136,319,400
IT services—1.26%
Accenture PLC, Class A	115,200	6,581,376
International Business Machines Corp.	56,350	9,612,183
		16,193,559
Machinery—0.40%
Deere & Co.	53,300	5,196,750

Media—5.37%
CBS Corp., Class B	194,500	4,905,290
Comcast Corp., Class A	370,700	9,727,168
Omnicom Group, Inc.	220,325	10,837,787
The Walt Disney Co.	213,500	9,201,850
Time Warner, Inc.	495,300	18,752,058
Viacom, Inc., Class B	307,050	15,708,678
		69,132,831
Multi-utilities—1.42%
Dominion Resources, Inc.	199,700	9,270,074
Sempra Energy	164,100	9,041,910
		18,311,984
Multiline retail—0.65%
J.C. Penney Co., Inc. (Holding Co.)	218,825	8,413,821

Oil, gas & consumable fuels—10.89%
Anadarko Petroleum Corp.	112,800	8,904,432
Apache Corp.	73,402	9,789,625
BP PLC, ADR	281,054	12,967,831
Chevron Corp.	85,100	9,313,344

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Oil, gas & consumable fuels—(concluded)
ConocoPhillips	161,700	12,762,981
EQT Corp.	181,200	9,532,932
Exxon Mobil Corp.	298,287	26,249,256
Marathon Oil Corp.	303,900	16,422,756
Occidental Petroleum Corp.	183,647	20,989,016
Royal Dutch Shell PLC, A Shares, ADR	99,350	7,697,638
Royal Dutch Shell PLC, B Shares, ADR	71,075	5,569,437
		140,199,248
Personal products—0.51%
Avon Products, Inc.	222,730	6,543,807

Pharmaceuticals—11.41%
Abbott Laboratories	190,300	9,903,212
Bristol-Myers Squibb Co.	173,800	4,883,780
Forest Laboratories, Inc.*	378,075	12,536,967
Johnson & Johnson	385,550	25,338,346
Merck & Co., Inc.	603,075	21,680,546
Pfizer, Inc.	1,873,902	39,276,986
Sanofi-Aventis, ADR	617,750	24,413,480
Teva Pharmaceutical Industries Ltd., ADR	194,200	8,880,766
		146,914,083
Road & rail—0.76%
Union Pacific Corp.	95,000	9,829,650

Semiconductors & semiconductor equipment—1.71%
Applied Materials, Inc.	476,350	7,473,932
Intel Corp.	214,700	4,978,893
Texas Instruments, Inc.	270,200	9,600,206
		22,053,031
Software—3.90%
CA, Inc.	522,450	12,847,046
Microsoft Corp.	1,256,652	32,698,085
Oracle Corp.	128,100	4,618,005
		50,163,136
Specialty retail—2.24%
Lowe’s Cos., Inc.	539,250	14,155,312
Staples, Inc.	250,800	5,301,912
The Gap, Inc.	402,700	9,358,748
		28,815,972
Tobacco—0.71%
Philip Morris International, Inc.	132,400	9,193,856

Wireless telecommunication services—1.47%
Vodafone Group PLC, ADR	648,850	18,894,512
Total common stocks (cost—$1,062,805,085)		1,267,574,850

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreement—1.84%
Repurchase agreement dated 04/29/11 with State Street Bank & Trust Co., 0.010% due 05/02/11, collateralized by $13,680,568 US Treasury Bills, zero coupon due 05/19/11 and $9,887,581 US Treasury Notes, 3.125% due 04/30/17, (value—$24,130,659); proceeds: $23,657,020 (cost—$23,657,000)	23,657,000	23,657,000

	Number of shares
Investment of cash collateral from securities loaned—0.01%
Money market fund—0.01%
UBS Private Money Market Fund LLC[2] (cost—$116,153)	116,153	116,153
Total investments (cost—$1,086,578,238)[3]—100.31%		1,291,348,003
Liabilities in excess of other assets—(0.31)%		(3,965,714)
Net assets—100.00%		1,287,382,289

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$236,596,510
Gross unrealized depreciation	(31,826,745)
Net unrealized appreciation	$204,769,765

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2011.
2

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2011. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate
		nine months	nine months		for the nine
	Value at	ended	ended	Value at	months ended
Security description	07/31/10 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)
UBS Private Money Market Fund LLC	9,903,388	39,729,399	49,516,634	116,153	2,028

3	Includes $116,153 of investments in securities on loan, at value plus accrued interest and dividends, if any.
ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,267,574,850	—	—	1,267,574,850
Repurchase agreement	—	23,657,000	—	23,657,000
Investment of cash collateral from securities loaned	—	116,153	—	116,153
Total	1,267,574,850	23,773,153	—	1,291,348,003

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	87.4
United Kingdom	3.5
Switzerland	3.1
Ireland	2.5
France	1.9
Bermuda	0.9
Israel	0.7
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2011.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—97.36%
Aerospace & defense—1.56%
General Dynamics Corp.	50,978	3,712,218
Goodrich Corp.	82,781	7,315,357
Precision Castparts Corp.	49,956	7,719,201
		18,746,776
Air freight & logistics—1.75%
C.H. Robinson Worldwide, Inc.	23,210	1,860,978
Expeditors International of Washington, Inc.	140,900	7,646,643
FedEx Corp.	121,125	11,588,029
		21,095,650
Auto components—0.69%
Johnson Controls, Inc.	202,760	8,313,160

Automobiles—0.82%
Ford Motor Co.*	282,560	4,371,203
Harley-Davidson, Inc.	147,135	5,482,250
		9,853,453
Beverages—1.03%
PepsiCo, Inc.	179,318	12,353,217

Capital markets—2.35%
Ameriprise Financial, Inc.	104,265	6,470,686
Bank of New York Mellon Corp.	241,600	6,996,736
BlackRock, Inc.	38,075	7,460,415
Goldman Sachs Group, Inc.	49,192	7,428,484
		28,356,321
Chemicals—3.47%
Monsanto Co.	260,858	17,748,778
Syngenta AG, ADR	122,200	8,644,428
The Dow Chemical Co.	262,113	10,744,012
The Mosaic Co.	61,835	4,628,968
		41,766,186
Commercial banks—1.14%
PNC Financial Services Group, Inc.	81,854	5,102,778
Wells Fargo & Co.	298,646	8,693,585
		13,796,363
Communications equipment—4.48%
Acme Packet, Inc.*	38,080	3,145,789
F5 Networks, Inc.*	20,710	2,099,165
Juniper Networks, Inc.*	171,615	6,578,003
Polycom, Inc.*	102,100	6,108,643
QUALCOMM, Inc.	634,375	36,057,875
		53,989,475
Computers & peripherals—7.55%
Apple, Inc.1,*	183,134	63,772,753
EMC Corp.*	421,095	11,933,832

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Computers & peripherals—(concluded)
Hewlett-Packard Co.	229,918	9,281,790
NetApp, Inc.*	113,630	5,906,487
		90,894,862
Consumer finance—0.55%
American Express Co.	135,984	6,674,095

Diversified consumer services—0.69%
Apollo Group, Inc., Class A*	206,400	8,262,192

Diversified financial services—2.04%
Citigroup, Inc.*	1,940,499	8,906,890
CME Group, Inc.	25,500	7,542,135
IntercontinentalExchange, Inc.*	67,500	8,123,625
		24,572,650
Electrical equipment—0.28%
AMETEK, Inc.	72,075	3,318,333

Electronic equipment, instruments & components—0.15%
Dolby Laboratories, Inc., Class A*	36,905	1,847,464

Energy equipment & services—2.46%
Ensco PLC, ADR	88,565	5,280,246
Halliburton Co.	222,565	11,235,081
National-Oilwell Varco, Inc.	62,035	4,757,464
Schlumberger Ltd.	93,120	8,357,520
		29,630,311
Food & staples retailing—0.67%
Walgreen Co.	189,100	8,078,352

Food products—1.52%
Green Mountain Coffee Roasters, Inc.*	175,532	11,753,622
Mead Johnson Nutrition Co.	98,069	6,558,855
		18,312,477
Health care equipment & supplies—2.31%
Baxter International, Inc.[1]	116,180	6,610,642
C.R. Bard, Inc.	123,598	13,194,086
Covidien PLC	74,050	4,123,845
Hologic, Inc.*	176,900	3,895,338
		27,823,911
Health care providers & services—1.03%
Medco Health Solutions, Inc.*	208,500	12,370,305

Hotels, restaurants & leisure—3.29%
Chipotle Mexican Grill, Inc.*	11,736	3,131,047
Ctrip.com International Ltd., ADR*	152,900	7,449,288
Las Vegas Sands Corp.*	82,295	3,868,688
MGM Resorts International*	310,660	3,932,956

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Starbucks Corp.	280,083	10,136,204
Wynn Resorts Ltd.	75,381	11,092,314
		39,610,497
Household durables—0.10%
Harman International Industries, Inc.	25,254	1,225,577

Household products—0.49%
Procter & Gamble Co.	90,500	5,873,450

Industrial conglomerates—0.26%
Siemens AG, ADR	21,725	3,170,547

Insurance—1.55%
Berkshire Hathaway, Inc., Class B*	148,315	12,354,639
Hartford Financial Services Group, Inc.	202,045	5,853,244
Progressive Corp.	19,180	420,809
		18,628,692
Internet & catalog retail—3.77%
Amazon.com, Inc.*	58,335	11,462,828
Priceline.com, Inc.*	62,105	33,972,056
		45,434,884
Internet software & services—4.71%
Baidu, Inc., ADR*	113,835	16,906,774
eBay, Inc.*	428,570	14,742,808
Google, Inc., Class A*	18,800	10,229,080
SINA Corp.1,*	44,900	6,050,275
VeriSign, Inc.	238,700	8,822,352
		56,751,289
IT services—5.05%
Accenture PLC, Class A	58,630	3,349,532
Alliance Data Systems Corp.1,*	64,180	6,097,100
Cognizant Technology Solutions Corp., Class A*	58,760	4,871,204
MasterCard, Inc., Class A	43,000	11,863,270
Paychex, Inc.	378,204	12,371,053
Teradata Corp.*	122,900	6,872,568
Visa, Inc., Class A	159,800	12,483,576
Western Union Co.	136,865	2,908,381
		60,816,684
Life sciences tools & services—1.69%
Agilent Technologies, Inc.*	159,360	7,953,658
Thermo Fisher Scientific, Inc.*	207,640	12,456,323
		20,409,981
Machinery—5.26%
Caterpillar, Inc.	47,345	5,464,086
Cummins, Inc.	145,231	17,453,862
Eaton Corp.	307,249	16,447,039

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Illinois Tool Works, Inc.	79,605	4,649,728
Joy Global, Inc.	120,600	12,174,570
PACCAR, Inc.	135,190	7,179,941
		63,369,226
Media—3.95%
News Corp., Class A	1,106,639	19,720,307
Sirius XM Radio, Inc.1,*	1,160,230	2,308,858
The Walt Disney Co.[1]	421,589	18,170,486
Time Warner, Inc.	196,400	7,435,704
		47,635,355
Metals & mining—1.63%
Freeport-McMoRan Copper & Gold, Inc.	269,472	14,829,044
Rio Tinto PLC, ADR	51,500	3,770,315
Walter Energy, Inc.	7,910	1,093,320
		19,692,679
Oil, gas & consumable fuels—5.85%
Anadarko Petroleum Corp.	185,661	14,656,079
CONSOL Energy, Inc.	95,965	5,190,747
EOG Resources, Inc.	237,174	26,779,316
Exxon Mobil Corp.	153,260	13,486,880
Kinder Morgan Inc.*	124,482	3,557,696
Occidental Petroleum Corp.	59,207	6,766,768
		70,437,486
Pharmaceuticals—3.37%
Allergan, Inc.	154,100	12,260,196
Johnson & Johnson	190,861	12,543,385
Novo Nordisk A/S, ADR	66,300	8,445,957
Perrigo Co.	63,800	5,764,968
Teva Pharmaceutical Industries Ltd., ADR	35,965	1,644,679
		40,659,185
Road & rail—1.07%
J.B. Hunt Transport Services, Inc.	26,230	1,250,647
Union Pacific Corp.	112,224	11,611,817
		12,862,464
Semiconductors & semiconductor equipment—3.38%
Altera Corp.	355,575	17,316,503
Analog Devices, Inc.	169,975	6,851,692
Broadcom Corp., Class A*	180,575	6,352,629
Skyworks Solutions, Inc.*	138,190	4,347,457
Texas Instruments, Inc.	165,570	5,882,702
		40,750,983
Software—8.30%
Adobe Systems, Inc.*	250,500	8,404,275
BMC Software, Inc.*	119,635	6,009,266

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Software—(concluded)
Citrix Systems, Inc.*	129,105	10,888,716
Intuit, Inc.*	197,800	10,989,768
Microsoft Corp.	494,385	12,863,898
Oracle Corp.	1,252,949	45,168,811
Rovi Corp.*	54,245	2,634,137
Salesforce.com, Inc.*	6,130	849,618
VMware, Inc., Class A*	22,505	2,147,652
		99,956,141
Specialty retail—2.82%
Abercrombie & Fitch Co., Class A	83,790	5,932,332
Lowe’s Cos., Inc.	706,495	18,545,494
Staples, Inc.	449,120	9,494,397
		33,972,223
Textiles, apparel & luxury goods—2.34%
Coach, Inc.	101,270	6,056,959
Fossil, Inc.*	45,470	4,355,117
Lululemon Athletica, Inc.1,*	42,417	4,242,972
Nike, Inc., Class B	84,700	6,972,504
Polo Ralph Lauren Corp.	50,140	6,556,808
		28,184,360
Wireless telecommunication services—1.94%
American Tower Corp., Class A*	221,521	11,587,764
Crown Castle International Corp.*	273,700	11,730,782
		23,318,546
Total common stocks (cost—$893,471,423)		1,172,815,802

	Face amount ($)
Repurchase agreement—3.16%
Repurchase agreement dated 04/29/11 with State Street Bank & Trust Co., 0.010% due 05/02/11, collateralized by $22,020,065 US Treasury Bills, zero coupon due 05/19/11 and $15,914,923 US Treasury Notes, 3.125% due 04/30/17; (value—$38,840,395); proceeds: $38,078,032 (cost—$38,078,000)	38,078,000	38,078,000

	Number of shares
Investment of cash collateral from securities loaned—1.33%
Money market fund—1.33%
UBS Private Money Market Fund LLC[2] (cost—$16,078,486)	16,078,486	16,078,486
Total investments (cost—$947,627,909)[3]—101.85%		1,226,972,288
Liabilities in excess of other assets—(1.85)%		(22,332,991)
Net assets—100.00%		1,204,639,297

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$283,854,111
Gross unrealized depreciation	(4,509,732)
Net unrealized appreciation	$279,344,379

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2011.
2

The table below details the Portfolio’s transaction activity in an affiliated issuer for the nine months ended April 30, 2011. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/10 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)
UBS Private Money Market Fund LLC	8,858,229	209,478,990	202,258,733	16,078,486	30,929

3	Includes $15,950,148 of investments in securities on loan, at market value plus accrued interest and dividends, if any.
ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,172,815,802	—	—	1,172,815,802
Repurchase agreement	—	38,078,000	—	38,078,000
Investment of cash collateral from securities loaned	—	16,078,486	—	16,078,486
Total	1,172,815,802	54,156,486	—	1,226,972,288

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	93.7
Cayman Islands	2.5
United Kingdom	0.7
Switzerland	0.7
Denmark	0.7
Curacao	0.7
Ireland	0.6
Germany	0.3
Israel	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual to shareholders dated January 31, 2011.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—97.75%
Aerospace & defense—0.31%
Triumph Group, Inc.	16,975	1,461,887

Air freight & logistics—1.11%
Atlas Air Worldwide Holdings, Inc.*	33,300	2,294,703
Forward Air Corp.	86,500	2,908,130
		5,202,833
Auto components—1.28%
Cooper Tire & Rubber Co.	109,430	2,952,421
Lear Corp.	60,050	3,070,957
		6,023,378
Automobiles—0.73%
Harley-Davidson, Inc.	25,525	951,062
Thor Industries, Inc.	80,500	2,496,305
		3,447,367
Beverages—0.81%
Constellation Brands, Inc., Class A*	71,950	1,610,961
Dr. Pepper Snapple Group, Inc.	56,370	2,209,704
		3,820,665
Building products—0.29%
Owens Corning, Inc.*	36,475	1,380,214

Capital markets—2.43%
Invesco Ltd.	34,500	858,015
Knight Capital Group, Inc., Class A*	258,970	3,553,068
Raymond James Financial, Inc.	187,150	7,018,125
		11,429,208
Chemicals—0.88%
Eastman Chemical Co.	8,025	860,681
Huntsman Corp.	83,575	1,742,539
Innophos Holdings, Inc.	17,500	810,950
PolyOne Corp.	49,175	712,054
		4,126,224
Commercial banks—10.39%
Associated Banc-Corp	196,500	2,868,900
Bank of Hawaii Corp.	78,825	3,845,872
Cathay General Bancorp	227,500	3,878,875
CVB Financial Corp.[1]	345,000	3,360,300
Fifth Third Bancorp	364,040	4,830,811
First Horizon National Corp.	385,544	4,221,707
First Midwest Bancorp, Inc.	323,720	4,240,732
Fulton Financial Corp.	114,000	1,331,520
Glacier Bancorp, Inc.	179,000	2,690,370
Huntington Bancshares, Inc.	453,250	3,077,567
IBERIABANK Corp.	39,950	2,397,399
KeyCorp	389,300	3,375,231

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Commercial banks—(concluded)
Prosperity Bancshares, Inc.	50,900	2,333,765
Wintrust Financial Corp.[1]	90,020	3,032,774
Zions Bancorporation	136,500	3,337,425
		48,823,248
Commercial services & supplies—4.89%
Avery Dennison Corp.	139,615	5,827,530
Copart, Inc.*	60,000	2,722,200
KAR Auction Services, Inc.*	122,500	2,388,750
Republic Services, Inc.	136,710	4,322,770
Schawk, Inc.	121,000	2,282,060
Sykes Enterprises, Inc.*	71,260	1,427,338
United Stationers, Inc.	55,875	4,026,353
		22,997,001
Communications equipment—1.25%
Brocade Communications Systems, Inc.*	523,000	3,268,750
Plantronics, Inc.	71,000	2,631,970
		5,900,720
Computers & peripherals—1.41%
Avid Technology, Inc.*	151,950	2,823,231
Electronics for Imaging, Inc.*	212,000	3,807,520
		6,630,751
Construction & engineering—1.36%
Dycom Industries, Inc.*	87,100	1,294,306
KBR, Inc.	71,375	2,738,659
Pike Electric Corp.*	231,500	2,352,040
		6,385,005
Consumer finance—1.30%
Discover Financial Services	126,975	3,154,059
EZCORP, Inc., Class A*	45,210	1,423,663
SLM Corp.*	91,725	1,521,718
		6,099,440
Containers & packaging—2.83%
Ball Corp.	64,210	2,395,675
Boise, Inc.	129,100	1,267,762
Greif, Inc., Class A	41,705	2,589,880
Owens-Illinois, Inc.*	116,380	3,452,995
Rock-Tenn Co., Class A1	51,830	3,579,898
		13,286,210
Diversified consumer services—1.45%
Coinstar, Inc.1,*	101,240	5,464,935
Weight Watchers International, Inc.	17,300	1,345,075
		6,810,010
Diversified telecommunication services—1.95%
General Communication, Inc., Class A*	148,000	1,702,000

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Diversified telecommunication services—(concluded)
Premiere Global Services, Inc.*	205,265	1,623,646
tw telecom, Inc.*	270,980	5,836,909
		9,162,555
Electric utilities—0.54%
Westar Energy, Inc.	93,500	2,544,135

Electrical equipment—0.22%
Brady Corp., Class A	27,750	1,046,453

Electronic equipment, instruments & components—2.84%
Ingenico S.A., ADR*	85,950	845,748
Ingram Micro, Inc., Class A*	172,360	3,228,303
Jabil Circuit, Inc.	178,500	3,541,440
Plexus Corp.*	77,720	2,836,003
SYNNEX Corp.*	85,850	2,878,550
		13,330,044
Energy equipment & services—3.43%
McDermott International, Inc.*	55,800	1,288,422
Oceaneering International, Inc.*	27,500	2,404,050
Oil States International, Inc.*	26,300	2,183,163
Superior Energy Services, Inc.*	70,825	2,721,096
TETRA Technologies, Inc.*	155,000	2,289,350
Tidewater, Inc.	87,735	5,221,110
		16,107,191
Food products—3.41%
Brooklyn Creative Bakeries, Inc.2,*	4,955	1,239
Flowers Foods, Inc.	78,500	2,398,960
Fresh Del Monte Produce, Inc.	158,160	4,287,718
Hain Celestial Group, Inc.*	46,350	1,576,363
J&J Snack Foods Corp.	34,000	1,727,880
Ralcorp Holdings, Inc.*	54,000	4,201,200
Smithfield Foods, Inc.*	78,500	1,849,460
		16,042,820
Gas utilities—0.60%
Energen Corp.	26,125	1,698,386
Questar Corp.	63,250	1,111,303
		2,809,689
Health care equipment & supplies—1.38%
ICU Medical, Inc.*	7,100	320,281
Sirona Dental Systems, Inc.*	24,200	1,381,094
STERIS Corp.	96,000	3,459,840
The Cooper Cos., Inc.	17,825	1,335,093
		6,496,308
Health care providers & services—3.44%
Amedisys, Inc.1,*	102,500	3,415,300

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
AmerisourceBergen Corp.	45,950	1,867,408
AMN Healthcare Services, Inc.*	289,500	2,498,385
Chemed Corp.	31,000	2,158,530
Health Management Associates, Inc., Class A*	307,800	3,471,984
Health Net, Inc.*	82,300	2,740,590
		16,152,197
Hotels, restaurants & leisure—2.48%
Brinker International, Inc.	32,725	788,345
CEC Entertainment, Inc.	55,500	2,099,565
P.F. Chang’s China Bistro, Inc.	61,000	2,446,100
Papa John’s International, Inc.*	84,000	2,525,040
Sonic Corp.*	110,210	1,236,556
Summit Hotel Properties, Inc.*	101,400	1,148,862
Wyndham Worldwide Corp.	41,125	1,423,337
		11,667,805
Household durables—2.38%
American Greetings Corp., Class A	235,880	5,802,648
Ethan Allen Interiors, Inc.	95,000	2,288,550
MDC Holdings, Inc.	106,500	3,108,735
		11,199,933
Insurance—4.92%
Brown & Brown, Inc.	124,115	3,208,373
HCC Insurance Holdings, Inc.	98,425	3,202,749
Horace Mann Educators Corp.	146,500	2,619,420
Lincoln National Corp.	114,900	3,588,327
Selective Insurance Group, Inc.	189,000	3,333,960
StanCorp Financial Group, Inc.	72,200	3,111,820
Unum Group	52,125	1,380,270
XL Group PLC	109,150	2,665,443
		23,110,362
Internet software & services—0.90%
DealerTrack Holdings, Inc.*	107,700	2,418,942
ValueClick, Inc.*	107,700	1,803,975
		4,222,917
IT services—0.14%
VeriFone Systems, Inc.*	12,200	668,804

Life sciences tools & services—2.55%
Bio-Rad Laboratories, Inc., Class A*	26,300	3,290,656
Charles River Laboratories International, Inc.*	85,000	3,586,150
Covance, Inc.*	81,500	5,101,900
		11,978,706
Machinery—5.44%
Briggs & Stratton Corp.	130,125	3,069,649
Kennametal, Inc.	107,425	4,535,484

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Manitowoc Co., Inc.	70,975	1,574,935
Meritor, Inc.*	86,345	1,485,997
Pentair, Inc.	70,200	2,819,232
Timken Co.	37,200	2,097,708
Trimas Corp.*	100,215	2,325,990
Trinity Industries, Inc.	94,000	3,402,800
Wabtec Corp.	35,500	2,533,990
Watts Water Technologies, Inc., Class A	45,000	1,741,500
		25,587,285
Media—0.64%
John Wiley & Sons, Inc., Class A	59,375	3,023,969

Metals & mining—1.24%
Noranda Aluminum Holding Corp.*	185,625	3,153,769
Walter Energy, Inc.	19,400	2,681,468
		5,835,237
Multi-utilities—1.16%
CMS Energy Corp.	124,000	2,455,200
NiSource, Inc.	153,800	2,991,410
		5,446,610
Multiline retail—0.80%
99 Cents Only Stores*	73,440	1,480,550
Macy’s, Inc.	94,425	2,257,702
		3,738,252
Oil, gas & consumable fuels—2.24%
Comstock Resources, Inc.*	66,965	2,146,898
Denbury Resources, Inc.*	120,425	2,717,992
Rex Energy Corp.*	122,900	1,576,807
SM Energy Co.	29,850	2,264,421
Western Refining, Inc.1,*	107,800	1,828,288
		10,534,406
Paper & forest products—0.87%
Glatfelter	151,000	2,053,600
MeadWestvaco Corp.	60,525	2,039,087
		4,092,687
Personal products—0.22%
Nu Skin Enterprises, Inc., Class A	32,550	1,044,530

Professional services—2.10%
FTI Consulting, Inc.*	44,000	1,755,600
Heidrick & Struggles International, Inc.	66,900	1,565,460
Kelly Services, Inc., Class A*	22,135	423,000
Resources Connection, Inc.	209,500	3,098,505
School Specialty, Inc.*	198,500	2,939,785

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Professional services—(concluded)
SFN Group, Inc.*	10,175	107,143
		9,889,493
Real estate investment trusts—2.56%
BioMed Realty Trust, Inc.	164,500	3,263,680
CBL & Associates Properties, Inc.	126,400	2,347,248
DiamondRock Hospitality Co.	144,200	1,736,168
DuPont Fabros Technology, Inc.[1]	45,675	1,117,210
Home Properties, Inc.	56,100	3,556,740
		12,021,046
Road & rail—2.66%
Con-way, Inc.	139,470	5,428,172
Hertz Global Holdings, Inc.*	50,400	867,384
Landstar System, Inc.	79,000	3,744,600
Ryder System, Inc.	45,950	2,458,325
		12,498,481
Semiconductors & semiconductor equipment—4.87%
Atmel Corp.*	194,425	2,974,702
ATMI, Inc.*	105,000	2,090,550
Brooks Automation, Inc.*	86,800	1,061,564
Entegris, Inc.*	615,000	5,307,450
Entropic Communications, Inc.1,*	105,550	924,618
Fairchild Semiconductor International, Inc.*	55,675	1,167,505
NVIDIA Corp.*	151,620	3,032,400
ON Semiconductor Corp.*	437,260	4,595,603
Varian Semiconductor Equipment Associates, Inc.*	41,500	1,740,095
		22,894,487
Software—0.93%
Cadence Design Systems, Inc.*	111,375	1,156,073
Progress Software Corp.*	108,750	3,224,437
		4,380,510
Specialty retail—3.78%
Aeropostale, Inc.*	92,500	2,361,525
Chico’s FAS, Inc.	191,111	2,795,954
Group 1 Automotive, Inc.	43,000	1,850,720
Jos. A. Bank Clothiers, Inc.1,*	61,000	3,197,620
OfficeMax, Inc.*	332,000	3,306,720
Signet Jewelers Ltd.*	58,900	2,576,875
Williams-Sonoma, Inc.	38,850	1,686,478
		17,775,892
Textiles, apparel & luxury goods—2.26%
Carter’s, Inc.*	82,000	2,535,440
Phillips-Van Heusen Corp.	37,450	2,636,854
The Jones Group Inc.	192,500	2,623,775

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Textiles, apparel & luxury goods—(concluded)
Volcom, Inc.[1]	142,500	2,811,525
		10,607,594
Thrifts & mortgage finance—0.66%
First Niagara Financial Group, Inc.	216,000	3,110,400

Trading companies & distributors—0.24%
Applied Industrial Technologies, Inc.	31,950	1,126,557

Water utilities—0.86%
American Water Works Co., Inc.	137,600	4,042,688

Wireless telecommunication services—0.32%
MetroPCS Communications, Inc.*	90,000	1,514,700
Total common stocks (cost—$369,809,299)		459,528,904

	Face amount ($)
Repurchase agreement—3.67%
Repurchase agreement dated 04/29/11 with State Street Bank & Trust Co., 0.010% due 05/02/11, collateralized by $9,973,740 US Treasury Bills, zero coupon due 05/19/11 and $7,208,484 US Treasury Notes, 3.125% due 04/30/17; (value—$17,592,318); proceeds: $17,247,014 (cost—$17,247,000)	17,247,000	17,247,000

	Number of shares
Investment of cash collateral from securities loaned—3.92%
Money market fund—3.92%
UBS Private Money Market Fund LLC[3] (cost—$18,451,940)	18,451,940	18,451,940
Total investments (cost—$405,508,239)[4]—105.34%		495,227,844
Liabilities in excess of other assets—(5.34)%		(25,107,224)
Net assets—100.00%		470,120,620

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$96,628,761
Gross unrealized depreciation	(6,909,156)
Net unrealized appreciation	$89,719,605

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2011.
2	Illiquid security representing 0.00% of net assets as of April 30, 2011.
3

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2011. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/10 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)
UBS Private Money Market Fund LLC	11,194,599	147,112,966	139,855,625	18,451,940	57,765

4	Includes $18,229,056 of investments in securities on loan, at value plus accrued interest and dividends, if any.
ADR	American Depositary Receipt

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as April 30, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	459,527,665	1,239	—	459,528,904
Repurchase agreement	—	17,247,000	—	17,247,000
Investment of cash collateral from securities loaned	—	18,451,940	—	18,451,940
Total	459,527,665	35,700,179	—	495,227,844

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	97.4
Cayman Islands	0.9
Bermuda	0.7
Ireland	0.5
Panama	0.3
France	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Porfolio’s semiannual report to shareholders dated January 31, 2011.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—97.88%
Aerospace & defense—1.67%
BE Aerospace, Inc.*	47,292	1,824,998
HEICO Corp.[1]	37,441	1,803,171
TransDigm Group, Inc.*	37,007	3,082,683
Triumph Group, Inc.	20,675	1,780,531
		8,491,383
Air freight & logistics—1.48%
Atlas Air Worldwide Holdings, Inc.*	42,416	2,922,887
Forward Air Corp.	35,400	1,190,148
Hub Group, Inc., Class A*	85,502	3,444,020
		7,557,055
Auto components—2.00%
Gentex Corp.	278,768	8,739,377
Tenneco, Inc.*	31,136	1,438,794
		10,178,171
Biotechnology—3.37%
Alexion Pharmaceuticals, Inc.*	30,610	2,965,803
Ardea Biosciences, Inc.*	69,710	1,976,278
Cepheid, Inc.*	166,605	5,383,008
Dendreon Corp.*	38,700	1,680,741
Human Genome Sciences, Inc.*	71,260	2,100,032
Onyx Pharmaceuticals, Inc.*	41,130	1,545,254
Pharmasset, Inc.*	15,000	1,522,050
		17,173,166
Capital markets—3.09%
Affiliated Managers Group, Inc.*	60,252	6,572,288
Financial Engines, Inc.*	20,810	591,628
Knight Capital Group, Inc., Class A*	166,940	2,290,417
Lazard Ltd., Class A	53,215	2,181,815
MF Global Holdings Ltd.*	278,160	2,339,325
Stifel Financial Corp.*	39,120	1,787,002
		15,762,475
Chemicals—2.23%
Albemarle Corp.	43,649	3,079,437
FMC Corp.	30,630	2,704,016
Intrepid Potash, Inc.1,*	50,050	1,714,713
Landec Corp.*	98,300	636,984
Solutia, Inc.*	122,960	3,239,996
		11,375,146
Commercial banks—0.47%
Hancock Holding Co.[1]	72,870	2,379,934

Commercial services & supplies—2.88%
Cenveo, Inc.*	229,460	1,486,901
Clean Harbors, Inc.*	20,280	1,997,580
EnerNOC, Inc.1,*	36,214	648,593
Higher One Holdings, Inc.1,*	63,344	892,517

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Commercial services & supplies—(concluded)
Innerworkings, Inc.1,*	140,700	1,262,079
Mobile Mini, Inc.*	43,900	1,093,549
Ritchie Brothers Auctioneers, Inc.[1]	110,193	3,445,735
Rollins, Inc.	183,900	3,856,383
		14,683,337
Communications equipment—3.09%
Acme Packet, Inc.*	45,935	3,794,690
Brocade Communications Systems, Inc.*	340,260	2,126,625
Digi International, Inc.*	153,100	1,808,111
Finisar Corp.*	47,202	1,325,904
JDS Uniphase Corp.*	87,660	1,826,835
Riverbed Technology, Inc.*	138,655	4,872,337
		15,754,502
Computers & peripherals—0.38%
Stratasys, Inc.*	35,875	1,931,869

Construction & engineering—0.37%
Foster Wheeler AG*	53,110	1,889,123

Distributors—0.51%
LKQ Corp.*	102,600	2,587,572

Diversified consumer services—1.54%
Capella Education Co.1,*	18,324	908,870
Coinstar, Inc.1,*	40,450	2,183,491
Grand Canyon Education, Inc.*	61,455	888,639
Sotheby’s	65,676	3,317,952
Universal Technical Institute, Inc.	29,900	540,293
		7,839,245
Diversified financial services—1.28%
Portfolio Recovery Associates, Inc.*	72,475	6,541,593

Electrical equipment—2.96%
AMETEK, Inc.	123,102	5,667,616
Polypore International, Inc.*	28,896	1,784,906
Roper Industries, Inc.	65,169	5,636,467
Woodward Governor Co.	54,070	2,003,293
		15,092,282
Electronic equipment, instruments & components—1.43%
Coherent, Inc.*	11,193	699,674
Echelon Corp.1,*	128,321	1,220,333
FARO Technologies, Inc.*	34,200	1,476,414
Napco Security Systems, Inc.*	56,250	123,750
National Instruments Corp.	124,350	3,772,779
		7,292,950
Energy equipment & services—2.97%
CARBO Ceramics, Inc.[1]	22,903	3,686,009
ION Geophysical Corp.*	233,730	2,954,347

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Energy equipment & services—(concluded)
Lufkin Industries, Inc.	27,105	2,502,605
OYO Geospace Corp.*	21,905	2,043,298
Rowan Cos., Inc.*	94,374	3,935,396
		15,121,655
Food & staples retailing—0.75%
The Fresh Market, Inc.*	25,245	1,055,746
United Natural Foods, Inc.*	64,353	2,747,229
		3,802,975
Food products—1.83%
Diamond Foods, Inc.[1]	34,950	2,292,720
Green Mountain Coffee Roasters, Inc.*	104,886	7,023,167
		9,315,887
Health care equipment & supplies—5.87%
Abaxis, Inc.*	55,513	1,612,653
AngioDynamics, Inc.*	109,400	1,783,220
DexCom, Inc.*	162,132	2,699,498
Insulet Corp.1,*	48,480	1,041,835
Masimo Corp.	127,044	4,419,861
Neogen Corp.*	65,000	2,723,500
ResMed, Inc.*	48,950	1,561,015
Sirona Dental Systems, Inc.*	34,169	1,950,025
The Cooper Cos., Inc.	57,551	4,310,570
Thoratec Corp.*	73,770	2,264,739
Zoll Medical Corp.*	98,041	5,556,964
		29,923,880
Health care providers & services—5.41%
Air Methods Corp.*	30,072	2,033,469
Bio-Reference Laboratories, Inc.*	55,500	1,399,155
Catalyst Health Solutions, Inc.*	75,196	4,478,674
Chemed Corp.	52,200	3,634,686
Health Net, Inc.*	44,200	1,471,860
HMS Holdings Corp.*	34,892	2,746,349
IPC The Hospitalist Co.*	91,995	4,770,861
Lincare Holdings, Inc.	46,490	1,460,716
Magellan Health Services, Inc.*	55,420	2,882,948
MEDNAX, Inc.*	38,400	2,723,328
		27,602,046
Health care technology—2.46%
Allscripts Healthcare Solutions, Inc.*	205,390	4,424,101
athenahealth, Inc.1,*	68,539	3,168,558
Quality Systems, Inc.[1]	16,700	1,498,324
SXC Health Solutions Corp.*	63,031	3,476,790
		12,567,773
Hotels, restaurants & leisure—2.32%
Cheesecake Factory, Inc.*	73,600	2,165,312
Chipotle Mexican Grill, Inc.*	9,284	2,476,878

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
P.F. Chang’s China Bistro, Inc.	34,860	1,397,886
Penn National Gaming, Inc.*	60,440	2,418,205
Wyndham Worldwide Corp.	97,910	3,388,665
		11,846,946
Household durables—0.46%
Harman International Industries, Inc.	28,505	1,383,348
Tempur-Pedic International, Inc.*	15,587	978,552
		2,361,900
Internet & catalog retail—1.03%
Shutterfly, Inc.*	85,657	5,273,045

Internet software & services—4.24%
Constant Contact, Inc.1,*	71,238	1,974,005
DealerTrack Holdings, Inc.*	66,100	1,484,606
Dice Holdings, Inc.*	72,622	1,331,161
Intralinks Holdings, Inc.*	36,855	1,170,515
LogMeIn, Inc.*	47,520	2,046,686
Monster Worldwide, Inc.*	129,580	2,126,408
OpenTable, Inc.1,*	13,216	1,470,809
QuinStreet, Inc.1,*	98,541	1,781,621
Rackspace Hosting, Inc.*	52,140	2,408,347
SAVVIS, Inc.*	87,390	3,439,670
WebMD Health Corp.1,*	41,255	2,387,427
		21,621,255
IT services—3.29%
Cass Information Systems, Inc.	33,600	1,341,312
Echo Global Logistics, Inc.1,*	62,558	870,182
Forrester Research, Inc.	44,600	1,762,146
Gartner, Inc.*	57,660	2,474,191
MAXIMUS, Inc.	29,700	2,375,703
Syntel, Inc.	21,152	1,156,591
Telvent GIT SA1,*	35,300	1,086,887
Teradata Corp.*	55,140	3,083,429
VeriFone Systems, Inc.*	48,054	2,634,320
		16,784,761
Life sciences tools & services—1.08%
Bruker Corp.*	95,010	1,875,497
MEDTOX Scientific, Inc.	29,900	477,802
PerkinElmer, Inc.	43,054	1,217,137
Techne Corp.	25,000	1,942,750
		5,513,186
Machinery—4.16%
Astec Industries, Inc.*	39,377	1,527,040
CLARCOR, Inc.	47,115	2,129,127
Gardner Denver, Inc.	28,601	2,471,412
Graco, Inc.	42,286	2,115,569
Joy Global, Inc.	19,473	1,965,799

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Kennametal, Inc.	45,860	1,936,209
Manitowoc Co., Inc.	94,940	2,106,719
Robbins & Myers, Inc.	54,886	2,385,894
Wabash National Corp*	204,700	2,257,841
WABCO Holdings, Inc.*	31,280	2,310,028
		21,205,638
Media—0.47%
Cinemark Holdings, Inc.	118,570	2,410,528

Metals & mining—0.49%
Schnitzer Steel Industries, Inc.	40,460	2,511,352

Multiline retail—0.39%
Saks, Inc.1,*	164,820	1,971,247

Oil, gas & consumable fuels—2.45%
Brigham Exploration Co.*	67,548	2,264,884
Forest Oil Corp.*	54,170	1,945,245
Northern Oil and Gas, Inc.1,*	58,194	1,382,689
Oasis Petroleum, Inc.*	47,671	1,464,930
Plains Exploration & Production Co.*	84,275	3,205,821
Whiting Petroleum Corp.*	32,228	2,239,846
		12,503,415
Personal products—0.10%
USANA Health Sciences, Inc.*	13,400	499,820

Professional services—1.91%
51job, Inc., ADR*	16,928	947,799
Acacia Research*	74,800	3,075,028
CoStar Group, Inc.*	21,600	1,469,232
Equifax, Inc.	49,730	1,866,367
Korn/Ferry International*	48,800	1,010,648
Resources Connection, Inc.	93,800	1,387,302
		9,756,376
Real estate investment trusts—0.38%
UDR, Inc.	75,220	1,947,446

Real estate management & development—0.57%
CB Richard Ellis Group, Inc., Class A*	109,219	2,917,239

Road & rail—1.11%
Kansas City Southern*	44,305	2,574,563
Knight Transportation, Inc.	129,090	2,324,911
Zipcar, Inc.1,*	29,202	753,120
		5,652,594
Semiconductors & semiconductor equipment—6.24%
Atmel Corp.*	400,558	6,128,537
Cabot Microelectronics Corp.*	43,561	2,127,955
Cavium Networks, Inc.1,*	62,050	2,930,001

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Cypress Semiconductor Corp.*	107,800	2,345,728
Entropic Communications, Inc.1,*	426,459	3,735,781
Netlogic Microsystems, Inc.*	88,833	3,831,367
Power Integrations, Inc.	51,300	2,069,442
Semtech Corp.*	113,700	3,191,559
Skyworks Solutions, Inc.*	65,251	2,052,797
Teradyne, Inc.*	76,950	1,238,895
Volterra Semiconductor Corp.*	82,170	2,160,249
		31,812,311
Software—9.74%
ANSYS, Inc.*	21,708	1,200,235
BroadSoft, Inc.*	17,454	793,284
CommVault Systems, Inc.*	59,380	2,338,978
Concur Technologies, Inc.*	20,400	1,180,548
Guidance Software, Inc.*	72,300	577,677
Informatica Corp.*	69,889	3,914,483
MICROS Systems, Inc.*	40,582	2,111,076
Motricity, Inc.1,*	20,603	275,256
NetSuite, Inc.*	106,112	3,672,536
Nuance Communications, Inc.*	77,040	1,594,728
QLIK Technologies, Inc.*	70,027	2,245,066
RealD, Inc.1,*	139,994	4,071,026
Rovi Corp.*	68,191	3,311,355
Sourcefire, Inc.*	62,400	1,661,088
SS&C Technologies Holdings, Inc.*	100,220	2,044,488
SuccessFactors, Inc.*	52,370	1,815,668
Synchronoss Technologies, Inc.*	86,806	2,800,362
Taleo Corp., Class A*	55,200	2,002,104
TIBCO Software, Inc.*	103,510	3,104,265
Ultimate Software Group, Inc.*	104,734	5,865,104
VanceInfo Technologies, Inc., ADR*	38,271	1,230,795
Verint Systems, Inc.*	53,900	1,844,997
		49,655,119
Specialty retail—3.56%
Abercrombie & Fitch Co., Class A	76,314	5,403,031
Chico’s FAS, Inc.	164,240	2,402,831
GameStop Corp., Class A1,*	86,030	2,209,250
Guess?, Inc.	41,330	1,776,777
Tractor Supply Co.	28,418	1,758,222
Ulta Salon, Cosmetics & Fragrance, Inc.*	39,435	2,097,548
Vitamin Shoppe, Inc.*	63,571	2,480,540
		18,128,199
Textiles, apparel & luxury goods—3.03%
Fossil, Inc.*	50,489	4,835,836
Lululemon Athletica, Inc.1,*	31,553	3,156,247
Steven Madden Ltd.*	28,216	1,499,680
Under Armour, Inc., Class A1,*	35,126	2,404,726

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Textiles, apparel & luxury goods—(concluded)
Vera Bradley, Inc.*	72,887	3,545,224
		15,441,713
Thrifts & mortgage finance—0.37%
BankUnited, Inc.[1]	66,720	1,874,165

Trading companies & distributors—1.98%
Beacon Roofing Supply, Inc.*	95,300	2,127,096
Kaman Corp.	42,385	1,576,722
United Rentals, Inc.*	78,310	2,303,880
WESCO International, Inc.*	66,383	4,112,427
		10,120,125
Wireless telecommunication services—0.47%
SBA Communications Corp., Class A*	62,682	2,421,406
Total common stocks (cost—$347,898,747)		499,093,805

Investment companies—0.27%
iShares Russell 2000 Growth Index Fund[1]	4,897	483,677
iShares Russell Midcap Growth Index Fund[1]	14,261	899,584
Total investment companies (cost—$1,305,526)		1,383,261

Face amount ($)
Repurchase agreement—1.76%
Repurchase agreement dated 04/29/11 with State Street Bank & Trust Co., 0.010% due 05/01/11, collateralized by $5,184,934 US Treasury Bills, zero coupon due 05/19/11 and $3,747,392 US Treasury Notes, 3.125% due 04/30/17; (value—$9,145,517); proceeds: $8,966,007 (cost—$8,966,000)	8,966,000	8,966,000

	Number of shares
Investment of cash collateral from securities loaned—9.29%
Money market fund—9.29%
UBS Private Money Market Fund LLC[2] (cost—$47,387,729)	47,387,729	47,387,729
Total investments (cost—$405,558,002)[3]—109.20%		556,830,795
Liabilities in excess of other assets—(9.20)%		(46,916,567)
Net assets—100.00%		509,914,228

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$159,152,909
Gross unrealized depreciation	(7,880,116)
Net unrealized appreciation	$151,272,793

*	Non-income producing security.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

1	Security, or portion thereof, was on loan at April 30, 2011.

2

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2011. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the nine	during the nine		affiliate for the nine
	Value at	months ended	months ended	Value at	months ended
Security description	07/31/10 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)
UBS Private Money Market Fund LLC	49,573,183	206,038,597	208,224,051	47,387,729	280,399

3	Includes $46,235,564 of investments in securities on loan, at value plus accrued interest and dividends, if any.
ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as April 30, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	499,093,805	—	—	499,093,805
Investment companies	1,383,261	—	—	1,383,261
Repurchase agreement	—	8,966,000	—	8,966,000
Investment of cash collateral from securities loaned	—	47,387,729	—	47,387,729
Total	500,477,066	56,353,729	—	556,830,795

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	97.5
Canada	1.2
Bermuda	0.4
Cayman Islands	0.4
Switzerland	0.3
Spain	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer the Portfolio’s semiannual report to shareholders dated January 31, 2011.

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2011

Common stocks
Aerospace & defense	0.36%
Airlines	0.06
Auto components	1.10
Automobiles	2.47
Beverages	1.78
Biotechnology	0.03
Building products	0.87
Capital markets	1.48
Chemicals	1.86
Commercial banks	10.16
Commercial services & supplies	0.13
Communications equipment	0.48
Computers & peripherals	0.74
Construction & engineering	0.89
Construction materials	0.19
Containers & packaging	0.46
Distributors	0.03
Diversified consumer services	0.07
Diversified financial services	1.71
Diversified telecommunication services	5.63
Electric utilities	1.87
Electrical equipment	2.28
Electronic equipment, instruments & components	0.63
Energy equipment & services	1.08
Food & staples retailing	3.65
Food products	2.22
Gas utilities	0.59
Health care equipment & supplies	0.25
Health care providers & services	0.40
Hotels, restaurants & leisure	2.55
Household durables	1.21
Household products	0.35
Independent power producers & energy traders	0.13
Industrial conglomerates	2.52
Insurance	4.73
IT services	0.24
Machinery	0.73
Marine	0.14
Media	2.16
Metals & mining	4.44
Multiline retail	0.30
Multi-utilities	1.48
Office electronics	0.93
Oil, gas & consumable fuels	9.43
Paper & forest products	0.36
Personal products	1.17
Pharmaceuticals	8.81
Professional services	0.62
Real estate investment trusts	0.14
Real estate management & development	1.56
Road & rail	0.22
Semiconductors & semiconductor equipment	2.01
Software	0.20
Specialty retail	0.30
Textiles, apparel & luxury goods	1.05
Tobacco	0.94
Trading companies & distributors	1.17
Transportation infrastructure	0.46
Water utilities	0.04
Wireless telecommunication services	3.14
Total common stocks	97.00

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2011

Preferred stocks
Automobiles	0.43
Household products	0.52
Total preferred stocks	0.95

Rights
Construction & engineering	0.00 [1]

Repurchase agreement	1.88

Investment of cash collateral from securities loaned	5.08
Liabilities in excess of other assets	(4.91)
Net assets	100.00%

1  Represents less than 0.005% of net assets as of April 30, 2011.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—97.00%
Australia—5.10%
Amcor Ltd.	579,437	4,445,844
AMP Ltd.	151,019	907,114
Australia & New Zealand Banking Group Ltd.	62,183	1,651,486
BHP Billiton Ltd.	66,103	3,320,634
BlueScope Steel Ltd.	94,252	178,726
Commonwealth Bank of Australia	19,924	1,172,956
Foster’s Group Ltd.	197,157	1,214,503
Incitec Pivot Ltd.	1,099,226	4,530,277
Leighton Holdings Ltd.[1]	108,292	2,882,007
Macquarie Group Ltd.	19,706	759,447
National Australia Bank Ltd.	27,415	813,742
Newcrest Mining Ltd.	107,105	4,866,136
QBE Insurance Group Ltd.	319,027	6,542,612
Rio Tinto Ltd.	11,885	1,070,961
Stockland	89,910	372,520
Telstra Corp. Ltd.	2,158,652	6,885,343
Wesfarmers Ltd.	117,221	4,278,579
Westfield Group	61,013	603,224
Westpac Banking Corp.	63,136	1,719,011
Woodside Petroleum Ltd.	15,695	805,114
Total Australia common stocks		49,020,236

Austria—0.15%
Erste Group Bank AG	20,777	1,050,004
Intercell AG*	28,000	253,395
Palfinger AG	3,573	148,180
Total Austria common stocks		1,451,579

Belgium—0.64%
Ageas STRIP VVPR2,*	151,262	448
Anheuser-Busch InBev N.V.[1]	7,817	498,439
KBC GROEP N.V.1,*	51,551	2,101,283
Nyrstar	54,019	745,696
Nyrstar, STRIP VVPR*	31,388	186
Solvay SA	19,261	2,778,384
Total Belgium common stocks		6,124,436

Bermuda—0.59%
Esprit Holdings Ltd.	76,718	319,072
Huabao International Holdings Ltd.	806,000	1,195,573
Jardine Matheson Holdings Ltd.	71,600	3,436,800
Li & Fung Ltd.	60,000	306,712
Yue Yuen Industrial Holdings Ltd.	121,500	420,058
Total Bermuda common stocks		5,678,215

Brazil—0.45%
Tim Participacoes SA, ADR	92,200	4,349,996

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—0.44%
First Quantum Minerals Ltd.	20,140	2,870,027
Kinross Gold Corp.	88,142	1,397,379
Total Canada common stocks		4,267,406

Cayman Islands—0.44%
China Resources Land Ltd.	562,000	969,683
Hengan International Group Co. Ltd.	118,500	924,655
Mindray Medical International Ltd., ADR[1]	88,100	2,354,913
Total Cayman Islands common stocks		4,249,251

China—0.24%
China Merchants Bank Co. Ltd., Class H	628,500	1,618,542
ZTE Corp., Class H	183,600	660,759
Total China common stocks		2,279,301

Denmark—0.40%
Carlsberg A/S, Class B	20,156	2,393,853
Danske Bank A/S*	29,746	714,835
Novo-Nordisk A/S, Class B	5,843	738,629
Total Denmark common stocks		3,847,317

Finland—0.86%
Fortum Oyj	106,701	3,676,015
Nokia Oyj	62,388	574,765
Nokian Renkaat Oyj[1]	12,236	634,318
Stora Enso Oyj, R Shares	163,926	1,975,170
UPM-Kymmene Oyj	51,449	1,054,659
Wartsila Oyj	8,082	317,701
Total Finland common stocks		8,232,628

France—11.96%
Alcatel-Lucent*	66,020	425,660
Arkema SA	5,100	531,414
Atos Origin SA*	14,901	918,248
BNP Paribas	124,423	9,846,569
Carrefour SA	146,474	6,944,569
Cie de Saint-Gobain	71,697	4,952,358
Credit Agricole SA	31,296	521,020
France Telecom SA	326,095	7,648,236
GDF Suez[1]	61,223	2,505,048
GDF Suez, STRIP VVPR2,*	23,226	34
Imerys SA	8,236	638,117
L’Oreal SA	26,709	3,386,735
Lafarge SA	12,803	905,965
Pernod Ricard SA	29,020	2,916,825
PPR	15,816	2,828,674
Safran SA1	79,951	3,102,589
Sanofi-Aventis SA	276,621	21,878,900
Schneider Electric SA1	60,919	10,764,461

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Societe Generale	54,523	3,646,975
Sodexo	31,165	2,428,480
Suez Environnement Co.	80,855	1,863,441
Technip SA1	40,449	4,562,825
Total SA	180,008	11,523,268
Vinci SA	85,039	5,680,594
Vivendi SA	143,944	4,516,699
Total France common stocks		114,937,704

Germany—7.91%
Adidas AG	85,187	6,341,542
Aixtron AG1	109,184	4,657,475
Allianz SE1	24,392	3,840,429
BASF SE	20,989	2,157,498
Bayer AG1	68,519	6,023,249
Bayerische Motoren Werke (BMW) AG	9,535	899,197
Brenntag AG*	7,130	876,530
Continental AG*	3,349	336,164
Daimler AG	115,692	8,943,133
Deutsche Bank AG	21,513	1,405,202
Deutsche Telekom AG	465,122	7,726,188
E.ON AG1	31,843	1,088,551
Fresenius Medical Care AG & Co. KGaA	45,800	3,599,414
Hamburger Hafen and Logistik AG (HHLA)[1]	13,299	645,104
HeidelbergCement AG	3,408	260,616
Infineon Technologies AG	223,633	2,538,578
Lanxess AG	28,533	2,617,264
MAN SE*	6,676	930,377
RWE AG	83,997	5,480,978
SAP AG	6,715	432,648
Siemens AG	104,521	15,205,565
Total Germany common stocks		76,005,702

Guernsey—0.05%
Resolution Ltd.	101,431	512,850

Hong Kong—2.49%
AIA Group Ltd.*	1,371,200	4,617,013
China Merchants Holdings International Co. Ltd.	762,000	3,507,677
China Overseas Land & Investment Ltd.	690,000	1,327,359
Hang Lung Properties Ltd.	317,000	1,412,290
Hang Seng Bank Ltd.	30,300	473,642
Henderson Land Development Co. Ltd.	527,500	3,610,060
Hutchison Whampoa Ltd.	190,000	2,170,031
Link REIT	109,500	344,732
SJM Holdings Ltd.	1,836,700	3,958,971

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
Sun Hung Kai Properties Ltd.	160,000	2,499,018
Total Hong Kong common stocks		23,920,793

India—0.08%
Infosys Technologies Ltd., ADR	11,700	762,606

Indonesia—0.09%
PT Perusahaan Gas Negara	1,875,500	875,993

Ireland—0.07%
Paddy Power PLC	13,213	645,433

Isle of Man—0.09%
Genting Singapore PLC*	473,000	838,536

Israel—0.26%
Teva Pharmaceutical Industries Ltd., ADR	54,581	2,495,989

Italy—2.60%
Enel SpA	615,795	4,390,776
ENI SpA	293,243	7,839,781
Fiat Industrial SpA*	12,830	190,602
Fiat SpA	12,830	136,918
Intesa Sanpaolo SpA EURO 52	1,994,873	6,624,452
Snam Rete Gas SpA	640,155	3,982,296
UniCredito Italiano SpA	709,252	1,825,784
Total Italy common stocks		24,990,609

Japan—17.56%
Ajinomoto Co., Inc.	42,000	462,381
Amada Co. Ltd.	69,000	550,367
Asahi Kasei Corp.[1]	83,000	566,874
Astellas Pharma, Inc.	206,800	7,877,852
Benesse Corp.	17,200	714,590
Bridgestone Corp.	249,300	5,439,943
Canon, Inc.	180,900	8,474,635
Capcom Co. Ltd.[1]	18,700	345,575
Dai-ichi Life Insurance Co. Ltd.	3,594	5,901,754
Daikin Industries Ltd.	35,995	1,138,669
Daito Trust Construction Co. Ltd.	4,700	373,729
Daiwa House Industry Co. Ltd.	27,000	323,874
DIC Corp.	192,000	456,833
East Japan Railway Co.	37,900	2,090,890
Electric Power Development Co. Ltd.	17,700	463,912
Elpida Memory, Inc.1,*	33,000	489,009
FUJIFILM Holdings Corp.	87,900	2,719,953
Fujitsu Ltd.	268,900	1,528,236
Hisamitsu Pharmaceutical Co., Inc.	11,400	473,624
Hokuhoku Financial Group, Inc.	182,000	345,534

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Honda Motor Co. Ltd.	12,200	479,788
Inpex Corp.	580	4,404,611
Japan Tobacco, Inc.	785	3,038,772
JFE Holdings, Inc.	87,600	2,382,366
JX Holdings, Inc.	436,200	3,022,183
Kao Corp.	279,300	6,969,157
Kawasaki Kisen Kaisha Ltd.[1]	142,000	472,662
KDDI Corp.	1,016	6,738,680
Kirin Holdings Co. Ltd.	345,900	4,810,149
Marubeni Corp.	62,000	447,907
Minebea Co. Ltd.[1]	95,000	510,633
Mitsubishi Electric Corp.	333,900	3,667,693
Mitsubishi Heavy Industries Ltd.	396,000	1,879,554
Mitsubishi Logistics Corp.	28,000	308,944
Mitsubishi UFJ Financial Group, Inc. (MUFG)	1,042,800	4,975,203
Mitsui & Co. Ltd.	421,900	7,448,201
Mitsui Fudosan Co. Ltd.	193,700	3,307,335
Mitsui Mining & Smelting Co. Ltd.	132,000	468,668
Mizuho Financial Group, Inc.	535,400	844,865
NGK Spark Plug Co. Ltd.	34,000	471,553
Nintendo Co. Ltd.	1,800	425,396
Nippon Express Co. Ltd.	300	1,187
Nippon Sheet Glass Co. Ltd.	691,300	2,028,347
Nippon Telegraph & Telephone Corp. (NTT)	23,300	1,075,738
Nippon Yusen Kabushiki Kaisha	76,000	279,209
Nishi-Nippon City Bank Ltd.[1]	177,000	497,516
Nissan Motor Co. Ltd.	330,000	3,148,863
Nitori Co. Ltd.	7,050	607,526
Nitto Denko Corp.	13,500	716,483
Nomura Real Estate Holdings, Inc.	22,600	345,485
Nomura Research Institute Ltd.	13,200	282,828
NTT DoCoMo, Inc.	2,699	4,967,771
ORIX Corp.[1]	13,270	1,294,036
Otsuka Corp.	5,700	356,272
Otsuka Holdings Co. Ltd.	17,800	476,627
Panasonic Corp.	19,400	238,688
Ricoh Co. Ltd.[1]	39,000	427,911
Sapporo Hokuyo Holdings, Inc.	77,300	341,163
Secom Co. Ltd.	10,800	534,574
Seiko Epson Corp.[1]	19,900	346,162
Sekisui House Ltd.	360,200	3,450,353
Seven & I Holdings Co. Ltd.	298,500	7,444,560
Shin-Etsu Chemical Co. Ltd.	17,300	895,765
Softbank Corp.	16,500	689,577
Sony Corp.	144,900	4,037,157
Sumitomo Chemical Co. Ltd.	75,000	397,584
Sumitomo Corp.	119,600	1,632,216
Sumitomo Heavy Industries Ltd.	52,000	338,482
Sumitomo Mitsui Financial Group, Inc.	94,432	2,904,615

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Sundrug Co. Ltd.[1]	17,900	505,344
Suzuken Co. Ltd.	10,900	270,770
Suzuki Motor Corp.	143,700	3,397,850
Takashimaya Co. Ltd.	700	4,772
Takeda Pharmaceutical Co. Ltd.	157,100	7,592,085
The Bank of Yokohama Ltd.[1]	689,500	3,400,111
Tokio Marine Holdings, Inc.	204,900	5,681,071
Tokyo Gas Co. Ltd.	193,000	854,182
Toshiba Corp.	122,000	642,224
TOTO Ltd.[1]	35,000	272,268
Toyota Motor Corp.	168,607	6,713,932
Trend Micro, Inc.	26,500	751,729
Ube Industries Ltd.	202,000	640,005
Yamada Denki Co. Ltd.	5,980	414,320
Total Japan common stocks		168,709,912

Jersey—1.53%
Experian PLC	441,135	5,942,693
Petrofac Ltd.	209,685	5,288,734
Shire Ltd.	95,105	2,938,885
Wolseley PLC*	14,299	517,812
Total Jersey common stocks		14,688,124

Luxembourg—0.69%
APERAM[1]	1,420	59,784
ArcelorMittal	28,404	1,045,034
SES SA	210,725	5,533,805
Total Luxembourg common stocks		6,638,623

Netherlands—4.96%
Aegon N.V.*	60,690	481,906
ASML Holding N.V.	30,853	1,277,485
Gemalto N.V.	88,798	4,551,359
Heineken N.V.[1]	87,800	5,255,768
ING Groep N.V.*	1,150,949	15,172,082
Koninklijke Ahold N.V.	503,507	7,069,149
Koninklijke Philips Electronics N.V.	43,322	1,284,611
Koninklijke (Royal) KPN N.V.	218,908	3,474,185
Reed Elsevier N.V.[1]	338,393	4,434,212
Unilever N.V.	140,655	4,629,119
Total Netherlands common stocks		47,629,876

New Zealand—0.16%
Telecom Corp. of New Zealand Ltd.	866,373	1,524,919

Norway—0.84%
DnB NOR ASA[1]	440,148	7,155,991
Norske Skogindustrier ASA*	157,762	448,034
Petroleum Geo-Services ASA*	22,397	353,675

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Norway—(concluded)
Sevan Marine ASA1,*	217,644	153,819
Total Norway common stocks		8,111,519

Russia—0.49%
Gazprom OAO, ADR	277,410	4,732,615

Singapore—1.73%
CapitaLand Ltd.	212,000	588,865
Keppel Corp. Ltd.	52,800	513,312
Keppel Land Ltd.[1]	82,000	279,351
Oversea-Chinese Banking Corp. Ltd.	567,000	4,423,716
Singapore Airlines Ltd.	48,740	560,647
Singapore Telecommunications Ltd.	2,113,320	5,384,189
United Overseas Bank Ltd.	307,062	4,921,822
Total Singapore common stocks		16,671,902

South Africa—0.62%
Gold Fields Ltd., ADR	156,800	2,797,312
Harmony Gold Mining Co. Ltd.	210,288	3,175,941
Total South Africa common stocks		5,973,253

South Korea—0.59%
Samsung Electronics Co. Ltd.	2,193	1,827,415
Samsung Electronics Co. Ltd., GDR[3]	9,327	3,875,368
Total South Korea common stocks		5,702,783

Spain—3.78%
Banco Bilbao Vizcaya Argentaria SA	240,634	3,086,555
Banco Santander SA1	344,374	4,397,820
Iberdrola SA	948,575	8,809,237
Industria de Diseno Textil SA (Inditex)	9,636	864,049
Repsol YPF SA	16,029	572,404
Telefonica SA	692,956	18,628,649
Total Spain common stocks		36,358,714

Sweden—0.61%
Atlas Copco AB, A Shares	30,755	902,935
Intrum Justitia AB	21,508	325,693
Loomis AB, B Shares[1]	25,003	397,237
Nordea Bank AB	55,052	628,195
Tele2 AB, B Shares	27,396	687,796
Telefonaktiebolaget LM Ericsson, B Shares	191,917	2,914,113
Total Sweden common stocks		5,855,969

Switzerland—5.33%
ABB Ltd.*	269,921	7,451,692
Clariant AG*	20,059	416,253
Compagnie Financiere Richemont SA, A Shares	41,366	2,673,248
Credit Suisse Group	215,613	9,798,551

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
Georg Fischer AG*	967	631,624
Kuehne & Nagel International AG	3,469	554,238
Nestle SA	42,862	2,660,913
Novartis AG	279,361	16,584,032
Roche Holding AG	11,503	1,865,747
Zurich Financial Services AG*	30,390	8,537,306
Total Switzerland common stocks		51,173,604

Taiwan—0.65%
HON HAI Precision Industry Co. Ltd., GDR	212,000	1,619,680
Taiwan Semiconductor Manufacturing Co. Ltd.	707,000	1,807,092
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	212,090	2,863,215
Total Taiwan common stocks		6,289,987

United Kingdom—22.55%
Aegis Group PLC	159,334	372,601
Afren PLC*	197,723	528,096
Anglo American PLC	77,225	4,025,219
AstraZeneca PLC	38,226	1,909,139
Barclays PLC	1,866,362	8,800,639
BG Group PLC	420,109	10,761,014
BHP Billiton PLC	12,222	515,377
BP PLC	1,445,681	11,169,625
British American Tobacco PLC	125,907	5,491,161
BT Group PLC	313,304	1,024,675
Burberry Group PLC	30,711	664,311
Cairn Energy PLC*	623,936	4,709,663
Centrica PLC	641,912	3,440,746
Compass Group PLC	1,267,772	12,377,505
Cookson Group PLC*	135,503	1,619,444
Domino’s Pizza UK & IRL PLC	78,736	608,659
GKN PLC	992,441	3,696,724
GlaxoSmithKline PLC	631,261	13,765,540
HSBC Holdings PLC[4]	34,266	371,725
HSBC Holdings PLC[5]	1,008,988	11,045,868
IMI PLC	32,817	598,589
Imperial Tobacco Group PLC	13,600	478,642
Intercontinental Hotels Group PLC	164,621	3,604,918
International Power PLC	150,304	830,005
ITV PLC*	601,082	763,555
J Sainsbury PLC	59,295	344,968
Kingfisher PLC	156,926	719,523
Lloyds Banking Group PLC*	3,021,373	2,990,199
Man Group PLC	550,926	2,297,837
Meggitt PLC	59,998	359,781
National Grid PLC	94,029	964,357
Pearson PLC	268,671	5,165,395
Pennon Group PLC	33,682	371,039

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Persimmon PLC	455,130	3,672,653
Petropavlovsk PLC	21,965	327,635
Premier Farnell PLC	358,599	1,710,104
Prudential PLC	656,323	8,474,314
Reckitt Benckiser Group PLC	60,274	3,346,559
Rio Tinto PLC	73,777	5,372,976
Royal Dutch Shell PLC, A Shares[5]	74,988	2,909,075
Royal Dutch Shell PLC, A Shares[6]	416,293	16,080,731
Royal Dutch Shell PLC, B Shares[5]	254,917	9,908,379
Salamander Energy PLC*	63,449	320,914
SIG PLC*	126,823	296,151
Standard Chartered PLC	99,170	2,748,110
Tate & Lyle PLC	310,783	3,080,955
Taylor Wimpey PLC*	362,138	235,366
Tesco PLC	1,254,837	8,458,475
Tullow Oil PLC	57,274	1,370,917
Unilever PLC	324,837	10,537,125
Vodafone Group PLC	4,676,041	13,403,031
Xstrata PLC	315,943	8,029,493
Total United Kingdom common stocks		216,669,502
Total common stocks (cost—$818,676,067)		932,217,882

Preferred stocks—0.95%
Germany—0.95%
Henkel AG & Co. KGaA Vorzug	73,237	4,987,680
Volkswagen AG1,*	21,173	4,170,932
Total preferred stocks (cost—$7,558,921)		9,158,612

Number of rights
Rights*—0.00%
Australia—0.00%
Leighton Holdings Ltd. expires 05/06/11 (cost—$0)	14,733	28,745

Face amount ($)
Repurchase agreement—1.88%
Repurchase agreement dated 04/29/11 with State Street Bank & Trust Co., 0.010% due 05/02/11, collateralized by $10,413,817 US Treasury Bills, zero coupon due 05/19/11 and $7,526,549 US Treasury Notes, 3.125% due 04/30/17; (value—$18,368,555); proceeds: $18,008,015 (cost—$18,008,000)	18,008,000	18,008,000

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—5.08%
Money market fund—5.08%
UBS Private Money Market Fund LLC[7] (cost—$48,785,457)	48,785,457	48,785,457
Total investments (cost—$893,028,445)[8]—104.91%		1,008,198,696
Liabilities in excess of other assets—(4.91)%		(47,187,333)
Net assets—100.00%		961,011,363

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$142,252,497
Gross unrealized depreciation	(27,082,246)
Net unrealized appreciation	$115,170,251

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2011.
2	Illiquid securities representing 0.00% of net assets as of April 30, 2011.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.40% of net assets as of April 30, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Security is traded on the Hong Kong Exchange.
5	Security is traded on the London Exchange.
6	Security is traded on the Netherlands Exchange.
7

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2011. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/10 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)
UBS Private Money Market Fund LLC	37,141,889	402,828,581	391,185,013	48,785,457	439,148

8	Includes $46,516,717 of investments in securities on loan, at value.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
STRIP	Separate Trading of Registered Interest and Principal of Securities
VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

Futures contracts9

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
3	AUD	ASX SPI 200 Index Futures	June 2011	399,392	394,623	(4,769)
39	EUR	DJ Euro Stoxx 50 Index Futures	June 2011	1,641,501	1,705,146	63,645
8	GBP	FTSE 100 Index Futures	June 2011	778,583	805,020	26,437
5	JPY	TOPIX Index Futures	June 2011	527,537	525,943	(1,594)
				3,347,013	3,430,732	83,719

9	Restricted cash of $433,000 and foreign cash of $43,533 delivered to broker as initial margin for futures contracts.

Currency type abbreviations:
AUD	Australian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

Forward foreign currency contracts

						Unrealized
	Contracts to		In			appreciation
	deliver		exchange for		Maturity dates	(depreciation) ($)
Barclays Bank PLC	EUR	647,772	USD	948,672	06/15/11	(9,648)
Barclays Bank PLC	HKD	5,609,411	AUD	705,929	06/15/11	47,153
Barclays Bank PLC	HKD	6,384,209	EUR	570,000	06/15/11	21,056
Barclays Bank PLC	JPY	37,699,570	USD	461,610	06/15/11	(3,240)
Barclays Bank PLC	USD	463,085	GBP	278,072	06/15/11	1,145
Barclays Bank PLC	USD	858,374	JPY	72,606,628	06/15/11	36,893
Barclays Bank PLC	USD	5,698,828	SEK	36,687,461	06/15/11	359,026
Barclays Bank PLC	USD	1,105,959	SGD	1,400,057	06/15/11	37,824
BNP Paribas SA	EUR	13,805,231	USD	18,994,742	06/15/11	(1,428,854)
BNP Paribas SA	USD	10,473,376	CHF	9,777,536	06/15/11	833,058
BNP Paribas SA	USD	465,402	EUR	322,482	06/15/11	11,682
BNP Paribas SA	USD	834,829	JPY	70,593,725	06/15/11	35,618
Citibank N.A.	EUR	275,000	USD	395,488	06/15/11	(11,350)
Citibank N.A.	USD	463,135	EUR	321,298	06/15/11	12,197
Citibank N.A.	USD	356,726	GBP	219,263	06/15/11	9,324
Credit Suisse London Branch	GBP	5,774,917	USD	9,218,616	06/15/11	(422,366)
Credit Suisse London Branch	USD	1,098,034	AUD	1,099,573	06/15/11	100,677
Goldman Sachs International	CHF	1,031,638	USD	1,133,967	07/12/11	(59,163)
Goldman Sachs International	USD	866,192	GBP	530,065	07/12/11	18,405
Goldman Sachs International	USD	791,031	HKD	6,139,983	07/12/11	(106)
HSBC Bank PLC	EUR	1,137,332	USD	1,688,530	06/15/11	5,949
HSBC Bank PLC	HKD	22,236,262	USD	2,855,681	06/15/11	(8,075)
HSBC Bank PLC	JPY	74,850,251	USD	912,217	06/15/11	(10,715)
HSBC Bank PLC	USD	13,668,811	AUD	13,783,295	06/15/11	1,357,188
HSBC Bank PLC	USD	1,015,419	GBP	631,120	07/12/11	37,823
HSBC Bank PLC	USD	6,477,431	JPY	534,362,710	06/15/11	111,464
HSBC Bank PLC	USD	1,209,025	SGD	1,539,615	06/15/11	48,771
Royal Bank of Canada	EUR	1,032,703	USD	1,471,110	07/12/11	(55,528)
Royal Bank of Canada	GBP	3,398,628	USD	5,539,355	07/12/11	(132,432)
Royal Bank of Canada	JPY	54,681,564	USD	643,220	07/12/11	(31,126)
Royal Bank of Canada	USD	2,338,612	AUD	2,258,832	07/12/11	115,426
Royal Bank of Canada	USD	2,804,467	CHF	2,571,402	07/12/11	169,461
Royal Bank of Canada	USD	340,688	HKD	2,646,315	07/12/11	198
Royal Bank of Canada	USD	1,682,872	SEK	10,721,636	07/12/11	84,838
State Street Bank & Trust Co.	AUD	11,386,500	USD	12,102,939	07/29/11	(240,810)
Toronto Dominion Bank	CAD	3,249,832	USD	3,324,773	06/15/11	(106,544)
Toronto Dominion Bank	JPY	73,037,343	USD	902,743	06/15/11	2,165
Toronto Dominion Bank	USD	435,995	EUR	305,440	06/15/11	15,877
Toronto Dominion Bank	USD	550,480	JPY	45,423,958	06/15/11	9,615
Westpac Banking Corp.	CHF	1,133,614	USD	1,255,694	06/15/11	(55,182)
Westpac Banking Corp.	GBP	386,722	EUR	447,016	06/15/11	15,703
Westpac Banking Corp.	HKD	6,467,120	GBP	514,849	06/15/11	26,633
Westpac Banking Corp.	JPY	116,660,219	EUR	1,037,248	06/15/11	96,050
Westpac Banking Corp.	SEK	6,582,889	USD	1,071,720	06/15/11	(15,250)
Westpac Banking Corp.	USD	2,070,490	EUR	1,487,001	06/15/11	129,394
Westpac Banking Corp.	USD	948,165	EUR	655,546	07/12/11	20,925
Westpac Banking Corp.	USD	366,654	GBP	225,083	06/15/11	9,113
Westpac Banking Corp.	USD	296,725	HKD	2,305,193	05/03/11	97
Westpac Banking Corp.	USD	345,275	JPY	27,999,294	06/15/11	(33)
						1,190,326

Currency type abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	932,217,400	482	—	932,217,882
Preferred stocks	9,158,612	—	—	9,158,612
Rights	—	28,745	—	28,745
Repurchase agreement	—	18,008,000	—	18,008,000
Investment of cash collateral from securities loaned	—	48,785,457	—	48,785,457
Futures contracts, net	83,719	—	—	83,719
Forward foreign currency contracts, net	—	1,190,326	—	1,190,326
Total	941,459,731	68,013,010	—	1,009,472,741

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2011.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2011

Common stocks
Aerospace & defense	0.21%
Airlines	0.19
Auto components	0.60
Automobiles	1.94
Beverages	0.98
Building products	0.23
Capital markets	0.18
Chemicals	1.80
Commercial banks	16.50
Communications equipment	1.21
Computers & peripherals	0.69
Construction & engineering	0.82
Construction materials	1.24
Consumer finance	0.38
Diversified financial services	1.34
Diversified telecommunication services	1.96
Electric utilities	1.55
Electronic equipment, instruments & components	2.22
Food & staples retailing	2.02
Food products	3.76
Gas utilities	1.23
Health care equipment & supplies	0.18
Hotels, restaurants & leisure	0.96
Household durables	1.24
Household products	0.49
Independent power producers & energy traders	1.25
Industrial conglomerates	0.60
Insurance	1.88
Internet & catalog retail	0.14
Internet software & services	1.68
IT services	1.70
Machinery	1.35
Marine	0.61
Media	1.53
Metals & mining	4.60
Multiline retail	0.09
Oil, gas & consumable fuels	12.69
Paper & forest products	0.29
Personal products	1.84
Pharmaceuticals	0.26
Real estate management & development	1.06
Road & rail	0.16
Semiconductors & semiconductor equipment	4.07
Specialty retail	0.41
Textiles, apparel & luxury goods	0.61
Tobacco	1.23
Transportation infrastructure	2.51
Water utilities	0.55
Wireless telecommunication services	5.76
Total common stocks	90.79

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2011

Preferred stocks
Automobiles	0.20
Beverages	1.20
Commercial banks	1.50
Food & staples retailing	0.07
Independent power producers & energy traders	0.23
Metals & mining	1.31
Oil, gas & consumable fuels	0.92
Semiconductors & semiconductor equipment	0.32
Total preferred stocks	5.75

Investment company	0.71

Rights
Commercial banks	0.01

Warrants
Commercial banks	0.68
Industrial conglomerates	0.30
IT services	0.24
Real estate management & development	0.19
Total warrants	1.41

Repurchase agreement	0.75

Investment of cash collateral from securities loaned	1.30
Liabilities in excess of other assets	(0.72)
Net assets	100.00%

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—90.79%
Bermuda—2.14%
Bunge Ltd.	20,000	1,508,800
China Gas Holdings Ltd.	1,838,000	719,462
China Yurun Food Group Ltd.	211,000	772,953
Credicorp Ltd.	23,711	2,288,586
Pacific Basin Shipping Ltd.	1,699,000	1,052,270
Texwinca Holdings Ltd.	616,000	694,822
Total Bermuda common stocks		7,036,893

Brazil—10.82%
AES Tiete SA	4,400	65,642
All America Latina Logistica (ALL)	65,700	542,906
B2W Companhia Global do Varejo (B2W Varejo)	23,840	327,323
B2W Companhia Global do Varejo-RCP (B2W Varejo)*	9,998	140,005
Banco Bradesco SA, ADR	26,700	540,141
Banco do Brasil SA	54,400	1,002,451
Banco Santander Brasil SA	77,900	896,256
Banco Santander Brasil SA, ADS	76,700	890,487
Braskem SA, ADR*	27,800	829,274
BRF - Brasil Foods SA, ADR	39,500	818,045
Centrais Eletricas Brasileiras SA, ADR	55,600	823,992
Cielo SA	227,640	2,105,366
Companhia de Concessoes Rodoviarias (CCR)	111,200	3,463,514
Companhia de Saneamento de Minas Gerais—Copasa MG	81,600	1,488,635
Companhia Siderurgica Nacional SA (CSN), ADR	82,200	1,309,446
CPFL Energia SA	49,500	1,432,265
CPFL Energia SA, ADR[1]	4,524	400,103
Cyrela Brazil Realty SA	45,600	478,551
Embraer SA, ADR	21,736	705,985
Fibria Celulose SA, ADR*	58,800	949,620
Gerdau SA	64,300	626,978
Gerdau SA, ADR	46,700	564,136
Gol Linhas Aereas Inteligentes SA, ADR*	42,900	611,325
Hypermarcas SA*	73,700	988,476
Magazine Luiza SA*	13,800	140,351
Natura Cosmeticos SA	15,100	425,203
OGX Petroleo e Gas Participacoes SA*	56,300	604,441
PDG Realty SA Empreendimentos e Participacoes	105,200	617,879
Petroleo Brasileiro SA—Petrobras, ADR	91,700	3,423,161
Redecard SA	114,800	1,660,120
Santos Brasil Participacoes SA	69,000	1,322,368
Tractebel Energia SA	62,000	1,086,143
Vale SA, ADR	104,747	3,498,550

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Brazil—(concluded)
Vivo Participacoes SA, ADR	20,200	844,562
Total Brazil common stocks		35,623,700

British Virgin Islands—0.01%
Arcos Dorados Holdings, Inc., Class A*	1,800	39,654

Canada—0.45%
Methanex Corp.	32,600	1,053,991
Pacific Rubiales Energy Corp.	13,787	418,936
Total Canada common stocks		1,472,927

Cayman Islands—4.79%
Baidu, Inc., ADR*	13,614	2,021,951
Belle International Holdings Ltd.	689,000	1,344,953
Chaoda Modern Agriculture Holdings Ltd.	1,038,000	645,555
China Dongxiang Group Co.	2,268,000	791,409
China Mengniu Dairy Co. Ltd.	97,000	297,885
Evergrande Real Estate Group Ltd.	1,005,100	715,687
Hengan International Group Co. Ltd.	151,500	1,182,154
Kingboard Laminates Holdings Ltd.	1,039,000	920,434
MStar Semiconductor, Inc.*	31,000	257,084
SINA Corp.*	10,000	1,347,500
Stella International Holdings Ltd.	225,500	512,193
Tingyi (Cayman Islands) Holding Corp.	820,000	2,175,052
TPK Holding Co. Ltd.*	40,000	1,195,593
Want Want China Holdings Ltd.	1,622,000	1,455,701
Xinao Gas Holdings Ltd.	262,000	897,370
Total Cayman Islands common stocks		15,760,521

Chile—1.02%
Banco Santander Chile, ADR	11,354	1,039,913
Enersis SA, ADR	93,400	1,995,024
Inversiones Aguas Metropolitanas SA (IAM), ADR[2]	10,100	331,140
Total Chile common stocks		3,366,077

China—8.54%
Anhui Conch Cement Co. Ltd., Class H	288,000	1,359,112
Bank of China Ltd., Class H	1,266,000	699,326
Bank of Communications Co. Ltd., Class H	762,000	807,502
China Bluechemical Ltd., Class H	918,000	747,048
China Construction Bank Corp.	4,580,100	4,328,722
China Petroleum and Chemical Corp. (Sinopec), ADR	6,900	695,313
China Shenhua Energy Co. Ltd., Class H	685,000	3,197,328
China Shipping Development Co. Ltd., Class H	914,000	961,517
China Telecom Corp. Ltd., Class H	1,206,000	695,687
China Vanke Co. Ltd., Class B	626,569	887,463
Dongfeng Motor Group Co. Ltd., Class H	120,000	187,272
Great Wall Motor Co. Ltd., Class H	447,000	801,190

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—(concluded)
Huadian Power International Co., Class H	2,667,000	573,493
Industrial & Commercial Bank of China Ltd., Class H	8,648,376	7,316,250
Jiangsu Expressway Co. Ltd., Class H	1,000,000	1,059,713
PetroChina Co. Ltd., ADR	6,000	873,480
Ping An Insurance (Group) Co. of China Ltd., Class H	101,500	1,103,708
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	220,000	603,380
Tsingtao Brewery Co. Ltd., Class H	142,000	754,225
Weichai Power Co. Ltd., Class H	68,000	464,059
Total China common stocks		28,115,788

Colombia—0.15%
Bancolombia SA, ADR	7,600	503,500

Egypt—0.08%
Egyptian Co. for Mobile Services (MobiNil)	11,300	270,976

Guernsey—0.12%
Etalon Group Ltd., GDR2,*	58,700	410,900

Hong Kong—4.64%
Beijing Enterprises Holdings Ltd.	187,000	993,240
China Merchants Holdings International Co. Ltd.	316,000	1,454,627
China Mobile Ltd.	345,500	3,176,398
China Mobile Ltd., ADR	44,900	2,069,441
China Power International Development Ltd.	2,685,000	618,851
China Resources Power Holdings Co. Ltd.	954,000	1,756,601
China Unicom (Hong Kong) Ltd.	274,000	557,438
CNOOC Ltd.	1,496,000	3,690,759
CNOOC Ltd., ADR	3,900	972,855
Total Hong Kong common stocks		15,290,210

Hungary—0.76%
Magyar Telekom Telecommunications PLC	147,600	503,407
OTP Bank PLC*	56,448	2,001,220
Total Hungary common stocks		2,504,627

India—3.27%
Axis Bank Ltd.	58,702	1,708,153
HCL Technologies Ltd.	79,581	938,089
HDFC Bank Ltd., ADR	8,653	1,489,181
ICICI Bank Ltd., ADR	8,400	423,360
Infosys Technologies Ltd., ADR	13,784	898,441
Reliance Industries Ltd., GDR[2]	33,835	1,488,402
Rural Electrification Corp. Ltd.	323,756	1,747,104
Tata Motors Ltd.	36,466	1,020,083

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
India—(concluded)
Tata Motors Ltd., ADR	38,947	1,068,706
Total India common stocks		10,781,519

Indonesia—3.22%
Indo Tambangraya Megah PT	114,500	625,712
PT Astra International Tbk	309,500	2,029,242
PT Bank Rakyat Indonesia (Persero) Tbk	1,293,000	973,826
PT Indofood Sukses Makmur Tbk	1,435,000	929,968
PT Perusahaan Gas Negara	5,205,500	2,431,341
PT Tambang Batubara Bukit Asam Tbk	478,500	1,245,977
PT United Tractors Tbk	494,500	1,342,495
PT XL Axiata Tbk*	1,286,000	1,021,112
Total Indonesia common stocks		10,599,673

Israel—0.30%
Israel Chemicals Ltd.	55,309	975,199

Kazakhstan—0.30%
KazMunaiGas Exploration Production, GDR[3]	17,717	401,290
KazMunaiGas Exploration Production, GDR[4]	26,604	602,581
Total Kazakhstan common stocks		1,003,871

Malaysia—1.82%
CIMB Group Holdings Berhad	359,000	992,644
Genting Berhad	243,500	953,612
Genting Malaysia Berhad	402,000	499,446
Hong Leong Bank Berhad[5]	138,000	484,537
KLCC Property Holdings Bhd	529,000	587,579
Malayan Banking Berhad	164,138	484,878
Maxis Berhad	598,300	1,084,697
UEM Land Holdings Bhd*	988,600	897,817
Total Malaysia common stocks		5,985,210

Mexico—5.08%
America Movil SA de C.V., ADR, Series L	31,620	1,808,664
Cemex SAB de C.V., ADR*	162,552	1,410,951
Compartamos SAB de C.V.*	674,300	1,256,438
Corporacion GEO SAB de C.V., Series B*	297,800	878,781
Empresas ICA SAB de C.V., ADR*	54,000	532,980
Fomento Economico Mexicano SAB de C.V., ADR	10,600	666,740
Grupo Aeroportuario del Pacifico SA de C.V., ADR	22,800	950,988
Grupo Financiero Banorte SAB de C.V., Series O	268,600	1,341,635
Grupo Mexico SAB de C.V., Series B	570,100	1,974,008
Grupo Televisa SA, ADR*	71,300	1,691,236
Industrias CH S.A., Series B*	260,600	1,032,738
Kimberly-Clark de Mexico SA de C.V., Series A	78,000	481,076
Mexichem SA de C.V.	148,900	565,892

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Mexico—(concluded)
Wal-Mart de Mexico SAB de C.V., Series V	678,500	2,121,841
Total Mexico common stocks		16,713,968

Papua New Guinea—0.25%
Oil Search Ltd.	106,129	820,112

Peru—0.18%
Cia de Minas Buenaventura SA, ADR	14,100	587,547

Philippines—0.48%
Philippine Long Distance Telephone Co., ADR	27,500	1,594,725

Poland—1.32%
Bank Pekao SA	6,378	418,040
Cyfrowy Polsat SA	178,564	1,091,684
Polska Grupa Energetyczna SA	49,635	447,794
Polski Koncern Naftowy Orlen SA*	29,826	621,305
Powszechna Kasa Oszczednosci Bank Polski SA	42,636	733,968
Powszechny Zaklad Ubezpieczen SA	7,340	1,031,311
Total Poland common stocks		4,344,102

Qatar—0.42%
Industries Qatar QSC*	23,960	969,177
Qatar National Bank	10,984	411,725
Total Qatar common stocks		1,380,902

Russia—6.23%
Gazprom, ADR	344,296	5,873,690
LUKOIL, ADR	54,864	3,824,021
Magnit OJSC, GDR[2]	37,454	997,823
Mining and Metallurgical Co. Norilsk Nickel, ADR[3]	20,291	560,032
Mining and Metallurgical Co. Norilsk Nickel, ADR[4]	26,950	743,820
Mobile TeleSystems, ADR	10,700	226,305
Pharmstandard, GDR*	33,805	870,479
Rosneft Oil Co., GDR	178,075	1,589,319
Sberbank	1,284,300	4,694,116
VTB Bank OJSC, GDR[6]	85,628	554,013
VTB Bank OJSC,GDR[7]	90,300	584,241
Total Russia common stocks		20,517,859

South Africa—6.59%
ABSA Group Ltd.	29,711	615,264
African Bank Investments Ltd.	342,220	1,996,500
Anglo Platinum Ltd.	9,652	980,637
ArcelorMittal South Africa Ltd.	55,281	756,167
Aveng Ltd.	85,150	452,274
Clicks Group Ltd.	21,449	143,429
Impala Platinum Holdings Ltd.	19,533	610,031
MTN Group Ltd.	105,939	2,355,832

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Africa—(concluded)
Murray & Roberts Holdings Ltd.	118,754	455,842
Naspers Ltd., N Shares	37,676	2,266,873
Pretoria Portland Cement Co. Ltd.	146,581	558,191
Sasol Ltd.	79,197	4,572,074
Sasol Ltd., ADR	16,300	942,466
Shoprite Holdings Ltd.	63,223	996,737
Standard Bank Group Ltd.	80,520	1,263,667
Tiger Brands Ltd.	46,951	1,376,705
Vodacom Group Ltd.	110,713	1,354,189
Total South Africa common stocks		21,696,878

South Korea—11.58%
Dongbu Insurance Co. Ltd.	22,600	1,075,538
Hana Financial Group, Inc.	30,360	1,286,189
Honam Petrochemical Corp.	4,984	1,757,992
Hyundai Mipo Dockyard Co. Ltd.	3,196	566,640
Hyundai Mobis	5,888	1,972,465
Hyundai Motor Co.	9,077	2,087,884
Industrial Bank of Korea (IBK)	79,800	1,530,248
Kangwon Land, Inc.	73,100	1,660,976
KB Financial Group, Inc.	29,352	1,574,899
KB Financial Group, Inc., ADR	31,600	1,683,964
KCC Corp.	2,241	758,048
KT Corp., ADR	48,700	988,610
KT&G Corp.	68,439	4,048,927
LG Display Co. Ltd., ADR	35,000	623,700
LG Electronics, Inc.	14,475	1,391,242
LG Household & Health Care Ltd.	2,801	1,126,516
Lotte Chilsung Beverage Co. Ltd.	1,682	1,801,835
Lotte Confectionery Co. Ltd.	665	985,415
POSCO, ADR	7,400	816,220
Samsung Electronics Co. Ltd.	4,511	3,758,991
Samsung Engineering Co. Ltd.	5,684	1,259,693
Samsung Fire & Marine Insurance Co. Ltd.	5,546	1,190,295
Samsung Life Insurance Co. Ltd.	14,998	1,358,938
SK Telecom Co. Ltd.	22	3,336
SK Telecom Co. Ltd., ADR	148,275	2,814,259
Total South Korea common stocks		38,122,820

Taiwan—7.75%
Advanced Semiconductor Engineering, Inc.	344,000	399,993
Advanced Semiconductor Engineering, Inc., ADR	92,575	546,193
Asustek Computer, Inc., GDR	6,105	274,995
Cathay Financial Holding Co. Ltd.	262,000	437,299
Chunghwa Telecom Co. Ltd.	223,817	711,969
Chunghwa Telecom Co. Ltd., ADR	62,634	1,976,103
Compal Electronics, Inc.	546,000	618,667
Far EasTone Telecommunications Co. Ltd.	210,530	319,414
Fubon Financial Holding Co. Ltd.	447,000	655,551

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Taiwan—(concluded)
HON HAI Precision Industry Co. Ltd.	829,000	3,140,755
HON HAI Precision Industry Co. Ltd., GDR	185,783	1,419,382
HTC Corp.	88,000	3,994,623
Lite-On Technology Corp.	388,222	491,403
MediaTek, Inc.	125,652	1,388,650
President Chain Store Corp.	250,680	1,374,261
Quanta Computer, Inc.	232,000	457,706
Taiwan Semiconductor Manufacturing Co. Ltd.	1,421,156	3,632,474
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	129,425	1,747,237
United Microelectronics Corp.	1,808,000	937,507
Wistron Corp.	234,000	420,797
Yuanta Financial Holding Co. Ltd.	838,000	582,300
Total Taiwan common stocks		25,527,279

Thailand—3.02%
Bangkok Bank Public Co. Ltd.	212,800	1,211,926
CP ALL Public Co. Ltd.[5]	809,000	1,172,169
Kasikornbank Public Co. Ltd., NVDR	282,400	1,196,771
Kasikornbank Public Co. Ltd., PLC	550,300	2,396,617
PTT Public Co. Ltd.[5]	254,200	3,193,467
Siam Cement Public Co. Ltd., NVDR	60,700	762,563
Total Thailand common stocks		9,933,513

Turkey—2.77%
Asya Katilim Bankasi A.S.	288,500	570,930
Ford Otomotiv Sanayi A.S.	79,090	803,380
Tofas Turk Otomobil Fabrikasi A.S.	84,551	485,849
Tupras-Turkiye Petrol Rafinerileri A.S.	65,263	2,119,653
Turkcell Iletisim Hizmetleri A.S. (Turkcell)	98,760	583,080
Turkcell Iletisim Hizmetleri A.S. (Turkcell), ADR	30,700	454,360
Turkiye Garanti Bankasi A.S.	366,600	1,899,282
Turkiye Is Bankasi (Isbank), Class C	214,962	760,352
Turkiye Sise ve Cam Fabrikalari A.S.*	297,991	732,733
Turkiye Vakiflar Bankasi T.A.O., Class D	274,178	728,257
Total Turkey common stocks		9,137,876

United Kingdom—0.33%
Anglo American PLC, ADR	41,600	1,084,512

United States—2.36%
Archer-Daniels-Midland Co.	38,300	1,417,866
Avon Products, Inc.	118,000	3,466,840
MEMC Electronic Materials, Inc.*	61,700	729,911

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Yahoo!, Inc.*	121,000	2,147,750
Total United States common stocks		7,762,367
Total common stocks (cost—$264,976,398)		298,965,705

Preferred stocks—5.75%
Brazil—5.23%
AES Tiete SA	44,700	741,591
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	5,300	240,938
Companhia de Bebidas das Americas (AmBev), ADR	121,804	3,968,374
Confab Industrial SA	197,372	552,019
Itau Unibanco Holding SA	66,200	1,561,162
Itau Unibanco Holdings SA, ADR	61,400	1,458,250
Itausa-Investimentos Itau SA	248,198	1,916,861
Petroleo Brasileiro SA, ADR	185,900	3,025,070
Usinas Siderurgicas de Minas Gerais SA (Usiminas), Class A	70,700	725,785
Vale SA, ADR	101,100	3,022,890
Total Brazil preferred stocks		17,212,940

South Korea—0.52%
Hyundai Motor Co.	8,373	671,934
Samsung Electronics Co. Ltd.	1,772	1,041,720
Total South Korea preferred stocks		1,713,654
Total preferred stocks (cost—$15,527,323)		18,926,594

Investment company—0.71%
United States—0.71%
WisdomTree India Earnings Fund (cost—$2,259,331)	93,566	2,329,793

	Number of rights
Rights*—0.01%
Qatar—0.01%
Qatar National Bank, expires 05/08/11 (cost—$0)	2,746	27,524

	Number of warrants
Warrants*—1.41%
India—0.92%
Bank of Baroda (Citigroup Global Markets Holdings), expires 10/24/12	23,450	480,842

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of warrants	Value ($)
Warrants—(concluded)
India—(concluded)
Central Bank of India (Citigroup Global Markets Holdings), expires 10/24/12[5]	227,420	688,628
Corporation Bank (Citigroup Global Markets Holdings), expires 10/24/12	36,400	474,874
HCL Technologies Ltd. (Citigroup Global Markets Holdings), expires 10/24/12	67,950	796,374
Indian Bank (Citigroup Global Markets Holdings), expires 10/24/12	108,375	587,501
Total India common stocks		3,028,219

Qatar—0.30%
Industries Qatar (Citigroup Global Markets Holdings), expires 03/25/18	25,250	1,015,808

United Arab Emirates—0.19%
Aldar Properties (Citigroup Global Markets Holdings), expires 07/18/13	1,504,000	621,152
Total warrants (cost—$4,763,956)		4,665,179

	Face amount ($)
Repurchase agreement—0.75%
Repurchase agreement dated 04/29/11 with State Street Bank & Trust Co., 0.010% due 05/02/11, collateralized by $1,433,577 US Treasury Bills, zero coupon due 05/19/11 and $1,036,113 US Treasury Notes, 3.125% due 04/30/17; (value—$2,528,634); proceeds: $2,479,002 (cost—$2,479,000)	2,479,000	2,479,000

	Number of shares
Investment of cash collateral from securities loaned—1.30%
Money market fund—1.30%
UBS Private Money Market Fund LLC[8] (cost—$4,283,535)	4,283,535	4,283,535
Total investments (cost—$294,289,543)[9]—100.72%		331,677,330
Liabilities in excess of other assets—(0.72)%		(2,386,999)
Net assets—100.00%		329,290,331

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$45,047,663
Gross unrealized depreciation	(7,659,876)
Net unrealized appreciation	$37,387,787

*	Non-income producing security.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2011 (unaudited)

1	Security, or portion thereof, was on loan at April 30, 2011.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.98% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Security is traded on the over-the-counter (“OTC”) Market.
4	Security is traded on the Turquoise Exchange.
5	Security is being fair valued by a valuation committee under the direction of the board of trustees.
6	Security is traded on the Euroclear/Clearstream exchange.
7	Security is traded on the Crest exchange.
8

The table below details the Portfolio’s transaction activity in an affiliated issuer for the nine months ended April 30, 2011. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/10 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)
UBS Private Money Market Fund LLC	7,322,675	57,837,308	60,876,448	4,283,535	15,930

9	Includes $232,774 of investments in securities on loan, at value plus accrued interest and dividends, if any.
ADR	American Depositary Receipt
ADS	American Depositary Shares
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
RCP	Receipt

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	290,159,492	8,806,213	—	298,965,705
Preferred stocks	18,926,594	—	—	18,926,594
Investment company	2,329,793	—	—	2,329,793
Rights	—	27,524	—	27,524
Warrants	4,665,179	—	—	4,665,179
Repurchase agreement	—	2,479,000	—	2,479,000
Investment of cash collateral from securities loaned	—	4,283,535	—	4,283,535
Total	316,081,058	15,596,272	—	331,677,330

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2011.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2011

Common stocks
Apartments	8.52%
Building-residential/commercial	0.88
Diversified	20.87
Diversified operations	1.80
Health care	3.70
Hotels & motels	2.69
Office property	9.34
Real estate management/serivce	5.52
Real estate operations/development	19.37
Regional malls	8.40
Retirement/aged care	0.70
Shopping centers	11.32
Storage	2.72
Storage/warehousing	0.25
Warehouse/industrial	1.52
Total common stocks	97.60

Repurchase agreement	2.00

Investment of cash collateral from securities loaned	5.83
Liabilities in excess of other assets	(5.43)
Net assets	100.00%

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—97.60%
Australia—9.38%
CFS Retail Property Trust	168,908	331,401
Charter Hall Group	61,561	166,668
Dexus Property Group	934,387	901,279
Goodman Group	1,395,614	1,086,110
GPT Group	278,810	965,707
Mirvac Group	492,415	685,464
Stockland	357,872	1,482,755
Westfield Group	291,057	2,877,627
Westfield Retail Trust	496,097	1,440,995
Total Australia common stocks		9,938,006

Austria—0.15%
Conwert Immobilien Invest SE*	9,218	162,064

Bermuda—3.18%
Great Eagle Holdings Ltd.	44,000	156,369
Hongkong Land Holdings Ltd.	309,499	2,318,147
Kerry Properties Ltd.	168,567	898,590
Total Bermuda common stocks		3,373,106

Brazil—0.13%
Sonae Sierra Brasil SA	8,800	133,689

Canada—3.67%
Boardwalk Real Estate Investment Trust	9,270	472,244
Brookfield Asset Management, Inc., Class A1	5,400	181,548
Brookfield Properties Corp.	41,100	812,958
Calloway Real Estate Investment Trust	29,700	785,701
Canadian Real Estate Investment Trust	3,500	123,923
Cominar Real Estate Investment Trust[2]	2,500	60,086
Cominar Real Estate Investment Trust[3,4,5]	5,731	137,740
H&R Real Estate Investment Trust	11,200	259,240
Primaris Retail Real Estate Investment Trust	5,600	123,110
RioCan Real Estate Investment Trust[3,4,5]	2,200	58,944
RioCan Real Estate Investment Trust[2]	32,600	873,445
Total Canada common stocks		3,888,939

Cayman Islands—1.36%
China Resources Land Ltd.	270,051	465,950
Evergrande Real Estate Group Ltd.	350,380	249,490
Longfor Properties	225,000	358,668
New World China Land Ltd.	366,233	131,568
Shimao Property Holdings Ltd.	173,000	235,233
Total Cayman Islands common stocks		1,440,909

China—0.13%
Guangzhou R&F Properties Co. Ltd., Class H	105,032	143,086

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—5.72%
Accor SA	6,120	271,939
Fonciere des Regions	1,448	164,284
ICADE	6,100	782,523
Klepierre	15,931	654,559
Mercialys SA	7,403	320,177
Nexity	6,380	346,805
Societe Immobiliere de Location pour l’Industrie et le Commerce (Silic)	1,760	263,941
Unibail Rodamco[1]	13,924	3,257,487
Total France common stocks		6,061,715

Germany—0.47%
GSW Immobilien AG*	12,250	394,634
IVG Immobilien AG*	12,700	107,164
Total Germany common stocks		501,798

Hong Kong—8.56%
Champion Real Estate Investment Trust	268,847	155,778
Cheung Kong (Holdings) Ltd.	14,000	220,286
China Overseas Land & Investment Ltd.	310,000	596,350
Franshion Properties China Ltd.	712,000	221,863
Hang Lung Properties Ltd.	109,000	485,614
Hysan Development Co. Ltd.	42,000	196,041
Link REIT	252,300	794,300
Sino Land Co. Ltd.	201,710	354,786
Sun Hung Kai Properties Ltd.	265,116	4,140,811
Wharf (Holdings) Ltd.	261,011	1,908,955
Total Hong Kong common stocks		9,074,784

Italy—0.15%
Beni Stabili SpA*	142,579	161,342

Japan—10.09%
Advance Residence Investment Corp.	63	131,569
AEON Mall Co. Ltd.[1]	17,158	407,824
Frontier Real Estate Investment Corp.	33	305,122
Japan Real Estate Investment Corp.	55	544,474
Japan Retail Fund Investment Corp.	284	458,307
Kenedix Realty Investment Corp.	77	327,023
Mitsubishi Estate Co. Ltd.	184,302	3,199,127
Mitsui Fudosan Co. Ltd.	154,139	2,631,850
Nippon Accommodations Fund, Inc.	27	197,719
Nippon Building Fund, Inc.[1]	37	371,756
Nomura Real Estate Holdings, Inc.	9,000	137,583
Sumitomo Realty & Development Co. Ltd.	78,574	1,608,968

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
United Urban Investment Corp.[1]	300	375,763
Total Japan common stocks		10,697,085

Jersey—0.09%
Atrium European Real Estate Ltd.	13,709	93,810

Luxembourg—0.15%
GAGFAH SA	17,686	160,579

Netherlands—1.12%
Corio N.V.[1]	10,909	772,508
Eurocommercial Properties N.V.	5,563	285,915
Wereldhave N.V.	1,180	123,304
Total Netherlands common stocks		1,181,727

Singapore—4.37%
Ascendas Real Estate Investment Trust (A-REIT)	77,000	127,699
CapitaCommercial Trust[1]	472,000	555,271
Capitaland Ltd.	572,880	1,591,268
CapitaMall Trust[1]	79,300	122,444
CapitaMalls Asia Ltd.[1]	323,429	467,685
City Developments Ltd.	12,800	123,812
Global Logistic Properties Ltd.*	576,175	908,474
Keppel Land Ltd.[1]	50,000	170,336
Mapletree Commercial Trust*	71,547	51,437
Suntec Real Estate Investment Trust[1]	409,797	508,878
Total Singapore common stocks		4,627,304

Sweden—0.50%
Castellum AB	13,133	203,653
Hufvudstaden AB, Class A	25,329	324,868
Total Sweden common stocks		528,521

Switzerland—0.53%
PSP Swiss Property AG*	3,279	298,332
Swiss Prime Site AG*	3,136	261,575
Total Switzerland common stocks		559,907

United Kingdom—5.57%
Big Yellow Group PLC	29,904	166,034
British Land Co. PLC	111,618	1,119,579
Capital & Counties Properties PLC	5,900	16,576
Derwent London PLC	31,471	941,485
Grainger PLC	33,241	63,853
Great Portland Estates PLC	86,017	605,030
Hammerson PLC	75,684	594,295
Land Securities Group PLC	117,169	1,536,349
Safestore Holdings PLC	102,441	263,513
Segro PLC	22,444	121,878

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
Shaftesbury PLC	24,704	211,686
Songbird Estates PLC*	67,047	170,228
St. Modwen Properties PLC	33,668	95,378
Total United Kingdom common stocks		5,905,884

United States—42.28%
Alexandria Real Estate Equities, Inc.	7,800	640,770
AMB Property Corp.	17,000	618,800
Apartment Investment & Management Co., Class A	24,000	647,040
AvalonBay Communities, Inc.	15,383	1,947,642
Boston Properties, Inc.	28,042	2,931,230
Brandywine Realty Trust	52,283	663,994
BRE Properties, Inc.	13,100	664,432
Brookdale Senior Living, Inc.*	27,182	740,438
Camden Property Trust	12,520	785,630
CBL & Associates Properties, Inc.	30,100	558,957
Developers Diversified Realty Corp.	43,200	636,768
Digital Realty Trust, Inc.[1]	14,647	883,800
Douglas Emmett, Inc.	23,200	482,792
Equity One, Inc.[1]	19,308	382,684
Equity Residential	35,200	2,102,144
Essex Property Trust, Inc.	6,300	853,524
Federal Realty Investment Trust	7,100	621,676
Forest City Enterprises, Inc., Class A*	12,800	245,888
General Growth Properties, Inc.	59,596	995,253
HCP, Inc.	27,300	1,081,626
Health Care REIT, Inc.	23,200	1,247,464
Highwoods Properties, Inc.	25,500	940,950
Host Hotels & Resorts, Inc.	80,383	1,430,014
Kimco Realty Corp.	23,000	449,420
Lennar Corp., Class A	20,400	387,396
Liberty Property Trust	33,500	1,178,195
Nationwide Health Properties, Inc.	15,900	696,420
OMEGA Healthcare Investors, Inc.[1]	22,700	521,192
Pebblebrook Hotel Trust	10,000	214,500
Pennsylvania Real Estate Investment Trust	30,800	486,332
ProLogis	60,700	988,803
Public Storage, Inc.	23,177	2,718,894
Regency Centers Corp.	13,700	644,722
Simon Property Group, Inc.	44,422	5,088,096
SL Green Realty Corp.	18,300	1,510,299
Starwood Hotels & Resorts Worldwide, Inc.	13,700	816,109
Tanger Factory Outlet Centers, Inc.	11,700	323,271
Taubman Centers, Inc.	8,700	505,905
The Macerich Co.	23,926	1,263,771
Toll Brothers, Inc.*	25,800	542,058
UDR, Inc.	47,465	1,228,869
Ventas, Inc.	6,800	380,324
Vornado Realty Trust	20,491	1,981,070

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Weingarten Realty Investors	29,174	770,485
Total United States common stocks		44,799,647
Total common stocks (cost—$84,075,520)		103,433,902

Face amount ($)
Repurchase agreement—2.00%
Repurchase agreement dated 04/29/11 with State Street Bank & Trust Co., 0.010% due 05/02/11, collateralized by $1,224,237 US Treasury Bills, zero coupon due 05/19/11 and $884,813 US Treasury Notes, 3.125% due 04/30/17; (value—$2,159,386); proceeds: $2,117,002 (cost—$2,117,000)	2,117,000	2,117,000

	Number of shares
Investment of cash collateral from securities loaned—5.83%
Money market fund—5.83%
UBS Private Money Market Fund LLC[6] (cost—$6,174,897)	6,174,897	6,174,897
Total investments (cost—$92,367,417)[7]—105.43%		111,725,799
Liabilities in excess of other assets—(5.43)%		(5,755,594)
Net assets—100.00%		105,970,205

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$19,922,834
Gross unrealized depreciation	(564,452)
Net unrealized appreciation	$19,358,382

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2011.
2	Security is traded on the Toronto Stock Exchange.
3	Security is being fair valued by a valuation committee under the direction of the board of trustees.
4	Security is traded on the over-the-counter (“OTC”) Market.
5

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.19% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2011. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/10 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)	04/30/11 ($)
UBS Private Money Market Fund LLC	4,402,048	44,854,669	43,081,820	6,174,897	20,310

7	Includes $5,934,284 of investments in securities on loan, at value plus accrued interest and dividends, if any.
REIT	Real Estate Investment Trust

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	103,237,218	196,684	—	103,433,902
Repurchase agreement	—	2,117,000	—	2,117,000
Investment of cash collateral from securities loaned	—	6,174,897	—	6,174,897
Total	103,237,218	8,488,581	—	111,725,799

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2011.

PACE Select Advisors Trust

PACE Alternative Strategies Investment

Industry diversification - (unaudited)

As a percentage of net assets as of April 30, 2011

Common stocks
Aerospace & defense	0.37%
Air freight & logistics	0.13
Airlines	0.27
Auto components	0.20
Automobiles	0.58
Beverages	0.67
Biotechnology	0.75
Building products	0.05
Capital markets	0.38
Chemicals	1.65
Commercial banks	1.31
Commercial services & supplies	0.23
Communications equipment	0.68
Computers & peripherals	0.33
Construction & engineering	0.05
Construction materials	0.09
Containers & packaging	0.34
Distributors	0.05
Diversified consumer services	0.14
Diversified financial services	0.22
Diversified Telecommunication Services	0.33
Electric utilities	0.13
Electrical equipment	0.44
Electronic equipment, instruments & components	0.52
Energy equipment & services	0.32
Food & staples retailing	1.15
Food products	0.84
Gas utilities	0.02
Health care equipment & supplies	0.08
Health care providers & services	0.48
Hotels, restaurants & leisure	0.92
Household durables	0.08
Independent power producers & energy traders	0.06
Industrial conglomerates	0.57
Insurance	0.44
Internet & catalog retail	0.42
Internet software & services	0.90
IT services	0.33
Leisure equipment & products	0.47
Life sciences tools & services	0.09
Machinery	1.16
Marine	0.01
Media	1.39
Metals & mining	3.30
Multiline retail	0.31
Multi-utilities	0.04
Oil, gas & consumable fuels	5.08
Paper & forest products	0.16
Personal products	0.02
Pharmaceuticals	1.45
Professional services	0.10
Real estate investment trusts	0.79
Real estate management & development	0.41
Road & rail	0.52
Semiconductors & Semiconductor Equipment	1.67
Software	1.04
Specialty retail	0.59
Textiles, apparel & luxury goods	0.35
Thrifts & mortgage finance	0.11
Tobacco	0.41
Trading companies & distributors	0.14
Transportation infrastructure	0.03
Wireless telecommunication services	0.50
Total common stocks	36.66

Preferred stock
Chemicals	0.01
Household products	0.14
0.15

Investment companies	1.15

PACE Select Advisors Trust

PACE Alternative Strategies Investment

Industry diversification - (unaudited)

As a percentage of net assets as of April 30, 2011

Warrants	0.09

US government obligations	5.07

Federal home loan mortgage corporation certificates	0.33

Federal national mortgage association certificates	1.62

Collateralized mortgage obligations	3.33

Asset-backed securities	3.48

Corporate notes
Advertising	0.04
Aerospace & defense	0.02
Agriculture	0.06
Auto manufacturers	0.15
Auto parts & equipment	0.09
Banking non-US	2.62
Banking US	0.50
Beverages	0.13
Building materials	0.15
Cable	0.33
Chemicals	0.12
Commercial services	0.22
Cosmetics/personal care	0.02
Diversified banking institution	0.87
Diversified financial services	0.98
Diversified operations	0.04
Electrical equipment	0.03
Electric-generation	0.03
Electric-integrated	0.65
Energy-alternate sources	0.03
Engineering & construction	0.06
Entertainment	0.02
Food-misc/diversified	0.05
Food-retail	0.07
Gas-distribution	0.07
Healthcare-products	0.16
Healthcare-services	0.18
Home furnishing	0.02
Household products/wares	0.09
Independent power producer	0.05
Insurance	0.61
Investment companies	0.26
Machine tools & related products	0.01
Machinery-diversified	0.05
Mining	0.16
Miscellaneous manufacturing	0.02
Money center banks	0.45
Mortgage banks	0.51
Multimedia	0.06
Oil & gas	0.51
Packaging & contrainers	0.09
Paper & forest products	0.07
Pipelines	0.37
Publishing-books	0.01
Publishing-periodicals	0.03
Real estate	0.40
Retail-discount	0.02
Retail-major department store	0.04
Retail-restaurants	0.04
Savings & loans	0.08
Software	0.04
Steel-producers	0.10
Telecommunications	0.83
Transportation	0.02
Water	0.12
Total corporate notes	12.61

PACE Select Advisors Trust

PACE Alternative Strategies Investment

Industry diversification - (unaudited)

As a percentage of net assets as of April 30, 2011

Municipal bonds and notes	0.56

Non-US government obligations	1.10

Time deposits	3.74

Certificates of deposit	2.15

Short-term US government obligations	16.42

Repurchase agreements	12.53

Options

PACE Select Advisors Trust

PACE Alternative Strategies Investment

Industry diversification - (unaudited)

As a percentage of net assets as of April 30, 2011

Call options purchased	0.22
Put options purchased	0.16
Total options	0.38

Investments sold short
Common stocks
Biotechnology	(0.14)
Building products	(0.07)
Capital markets	(0.48)
Commercial banks	(0.25)
Communications equipment	(0.20)
Construction & engineering	(0.08)
Construction materials	(0.36)
Electric utilities	(0.33)
Electrical equipment	(0.05)
Insurance	(0.68)
Marine	(0.03)
Metals & mining	(0.71)
Multi-utilities	(0.22)
Oil, gas & consumable fuels	(0.35)
Paper & forest products	(0.04)
Real estate management & development	(0.21)
Semiconductors & semiconductor equipment	(0.11)
Total common stocks	(4.31)
Total investments sold short	(4.31)
Other assets in excess of liabilities	2.80
Net assets	99.86%

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—36.66%
Australia—0.99%
Asciano Ltd.	11,544	20,878
Caltex Australia Ltd.	18,464	287,183
CFS Retail Property Trust	835,990	1,640,227
Energy Resources of Australia Ltd.	32,816	196,034
Incitec Pivot Ltd.	57,618	237,463
Lynas Corp. Ltd.*	210,659	482,588
Macquarie Group Ltd.	12,578	484,742
National Australia Bank Ltd.	23,916	709,884
Paladin Energy Ltd.*	47,253	170,920
Rio Tinto Ltd.	1,333	120,117
TABCORP Holdings Ltd.	72,042	602,504
Woodside Petroleum Ltd.	11,333	581,354
Total Australia common stocks		5,533,894

Bermuda—0.41%
Aquarius Platinum Ltd.	25,492	146,562
Arch Capital Group Ltd.*	5,100	530,400
Asian Citrus Holdings Ltd.	79,202	90,152
Cheung Kong Infrastructure Holdings Ltd.	40,000	194,946
China Green (Holdings) Ltd.	74,851	63,996
China Yurun Food Group Ltd.	24,350	89,201
Cosan Ltd., Class A	6,348	79,033
Cosco Pacific Ltd.	33,000	68,326
Digital China Holdings Ltd.	11,000	21,387
GOME Electrical Appliances Holdings Ltd.*	999,000	358,888
Huabao International Holdings Ltd.	37,000	54,884
Lazard Ltd., Class A	8,625	353,625
Shangri-La Asia Ltd.	53,444	148,986
Sinofert Holdings Ltd.*	96,974	40,457
Trinity Ltd.	16,000	17,306
Total Bermuda common stocks		2,258,149

Brazil—0.18%
Anhanguera Educacional Participacoes SA	17,000	378,210
Brasil Foods SA	6,134	122,937
Cosan SA Industria e Comercio	6,453	99,264
JBS SA	8,147	27,809
SLC Agricola SA	8,222	103,481
Vale SA, ADR	8,270	276,218
Total Brazil common stocks		1,007,919

Canada—3.33%
Agrium, Inc.[1]	2,561	232,132
Agrium, Inc.[2]	4,500	406,935
Athabasca Oil Sands Corp.*	45,300	737,804
Barrick Gold Corp.[1]	33,400	1,705,742
Barrick Gold Corp.[2]	15,378	784,432
Cameco Corp.	14,517	427,961
Canadian National Railway Co.	468	36,301

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
Canadian Natural Resources Ltd.	21,412	1,006,408
Cenovus Energy, Inc.	14,430	554,842
CGI Group, Inc., Class A*	6,000	131,269
Empire Co. Ltd.	7,700	437,024
First Quantum Minerals Ltd.	601	85,645
Franco-Nevada Corp.	200	7,931
Genworth MI Canada, Inc.	21,900	599,955
George Weston Ltd.	31,100	2,228,261
Gildan Activewear, Inc.	2,800	104,288
Goldcorp, Inc.	24,861	1,387,990
IAMGOLD Corp.	22,300	462,725
Industrial Alliance Insurance & Financial Services, Inc.	6,600	283,629
Ivanhoe Mines Ltd.*	12,782	335,911
Kinross Gold Corp.	51,428	814,619
Magna International, Inc.	1,700	87,358
Pacific Rubiales Energy Corp.	41,710	1,267,413
Platinum Group Metals Ltd.*	26,351	54,866
Potash Corp. of Saskatchewan, Inc.	12,913	729,482
Quadra FNX Mining Ltd.*	24,947	409,477
Research In Motion Ltd. (RIM)*	15,800	769,669
Silver Wheaton Corp.	9,900	402,138
Sino-Forest Corp.*	18,555	461,056
Teck Resources Ltd., Class B	2,052	111,541
Uranium One, Inc.	70,023	291,593
Yellow Media, Inc.	233,900	1,176,731
Total Canada common stocks		18,533,128

Cayman Islands—0.81%
3SBio, Inc., ADR*	1,200	21,588
Alibaba.com Ltd.	56,786	100,758
ASM Pacific Technology Ltd.	78,249	1,051,884
AutoNavi Holdings Ltd., ADR*	2,200	39,622
Baidu, Inc., ADR*	5,212	774,086
Belle International Holdings Ltd.	73,000	142,499
China High Speed Transmission Equipment Group Co. Ltd.	13,000	17,208
China Kanghui Holdings, Inc., ADR*	1,500	28,800
China Modern Dairy Holdings Ltd.*	77,489	24,146
China ZhengTong Auto Services Holdings Ltd.*	3,000	3,395
Ctrip.com International Ltd., ADR*	2,220	108,158
Daphne International Holdings Ltd.	40,000	32,036
Global Education & Technology Group Ltd., ADR*	3,500	21,945
Goodbaby International Holdings Ltd.*	40,000	26,422
Hengan International Group Co. Ltd.	12,700	99,098
Hengdeli Holdings Ltd.	448,000	268,238
Home Inns & Hotels Management, Inc., ADR*	400	17,292
Intime Department Store Group Co. Ltd.	30,000	46,818

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
Lijun International Pharmaceutical (Holding) Co. Ltd.	149,000	37,028
Minth Group Ltd.	26,000	39,973
NetEase.com, Inc., ADR*	6,250	308,000
Parkson Retail Group Ltd.	60,315	92,574
PCD Stores Group Ltd.	94,000	25,176
Simcere Pharmaceutical Group, ADR*	4,800	60,912
Sun King Power Electronics Group Ltd.*	6,000	1,252
TAL Education Group, ADR*	1,200	15,300
Tencent Holdings Ltd.	20,186	574,422
The United Laboratories International Holdings Ltd.	146,500	246,737
Towngas China Co. Ltd.*	34,000	17,949
Trauson Holdings Co. Ltd.*	38,000	16,147
Wynn Macau Ltd.	56,000	199,375
Xinao Gas Holdings Ltd.	20,000	68,502
Yingli Green Energy Holding Co. Ltd., ADR*	16	200
Total Cayman Islands common stocks		4,527,540

Chile—0.32%
Banco Santander Chile, ADR	1,905	174,479
CAP SA	4,019	216,028
Centros Comerciales Sudamericanos SA	27,691	218,004
Empresa Nacional de Electricidad SA	79,755	150,694
Empresas CMPC SA	2,738	151,644
Empresas COPEC SA	7,790	151,063
Enersis SA, ADR	6,231	133,094
Lan Airlines SA, ADR	6,302	176,078
S.A.C.I. Falabella	19,269	210,287
Sociedad Quimica y Minera de Chile SA, ADR	3,435	209,638
Total Chile common stocks		1,791,009

China—0.44%
Angang Steel Co. Ltd., Class H	31,500	40,438
Anhui Conch Cement Co. Ltd., Class H	91,050	429,677
Bank of China Ltd., Class H	75,000	41,429
BYD Co. Ltd., Class H*	14,202	51,386
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd., Class H*	4,200	11,140
China Construction Bank Corp., Class H	359,110	339,400
China Merchants Bank Co. Ltd., Class H	24,055	61,948
China National Building Material Co. Ltd., Class H	4,432	9,336
China Shenhua Energy Co. Ltd., Class H	43,000	200,708
China Shipping Development Co. Ltd., Class H	6,000	6,312
China Suntien Green Energy Corp., Class H*	7,000	2,154
China Telecom Corp. Ltd., Class H	148,000	85,375
Chongqing Machinery & Electric Co. Ltd., Class H	92,000	32,932
Industrial & Commercial Bank of China, Class H	103,020	87,152
PetroChina Co. Ltd., Class H	56,000	80,471

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—(concluded)
Ping An Insurance (Group) Co. of China Ltd., Class H	10,910	118,635
Shandong Weigao Group Medical Polymer Co. Ltd., Class H*	59,006	161,832
Shenzhen Expressway Co. Ltd., Class H	104,000	69,367
Sinopec Shanghai Petrochemical Co. Ltd., Class H	66,000	31,954
Sinopharm Group Co., Class H	5,600	19,397
Weichai Power Co. Ltd., Class H	22,000	150,137
Wumart Stores, Inc.*	2,407	5,424
Zhuzhou CSR Times Electric Co. Ltd., Class H	8,000	31,676
Zijin Mining Group Co. Ltd.	50,000	39,337
ZTE Corp., Class H	97,131	349,565
Total China common stocks		2,457,182

Colombia—0.05%
Almacenes Exito SA	3,645	56,055
Bancolombia SA, ADR	587	38,889
Cementos Argos SA	5,949	35,989
Ecopetrol SA, ADR	710	31,148
Grupo de Inversiones Suramericana	3,104	64,477
Interconexion Electrica SA	5,376	38,115
Inversiones Argos SA	3,500	36,530
Total Colombia common stocks		301,203

Denmark—0.27%
AP Moller - Maersk A/S, Class B	1	10,129
Pandora A/S	33,300	1,499,958
Total Denmark common stocks		1,510,087

Finland—0.04%
Orion Oyj, Class B	8,679	215,705

France—0.83%
Aeroports de Paris (ADP)	342	32,774
Air Liquide SA	4,147	613,496
Alcatel-Lucent, ADR*	28,800	188,352
Casino Guichard-Perrachon SA	6,521	686,435
CFAO	4,540	182,568
Compagnie de Saint-Gobain	499	34,468
Iliad SA	2,227	286,279
PagesJaunes Groupe	5,426	56,570
Safran SA	16,158	627,029
Societe Generale	8,443	564,742
Sodexho	9,440	735,596
Vallourec SA	4,852	605,035

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Vinci SA	545	36,406
Total France common stocks		4,649,750

Germany—0.67%
Asian Bamboo AG	1,019	51,316
Bayerische Motoren Werke (BMW) AG	6,435	606,852
Deutsche Lufthansa AG*	14,122	320,445
Deutsche Post AG*	1,865	36,905
K+S AG	4,575	370,187
Linde AG	3,377	608,224
Metro AG	6,959	510,780
Siemens AG	5,599	814,535
Symrise AG	13,121	432,799
Total Germany common stocks		3,752,043

Greece—0.04%
Largo Ltd., Class A	9,545	21,206
Largo Ltd., Class B	85,907	190,862
Total Greece common stocks		212,068

Hong Kong—0.97%
Beijing Enterprises Holdings Ltd.	20,500	108,885
BOC Hong Kong (Holdings) Ltd.	113,000	355,023
Cathay Pacific Airways Ltd.	379,000	945,761
China Agri-Industries Holdings Ltd.	198,143	226,048
China Mobile Ltd.	18,500	170,082
China Overseas Land & Investment Ltd.	31,422	60,447
China Resources Enterprise Ltd.	16,000	64,484
China Unicom (Hong Kong) Ltd.	33,000	67,137
CNOOC Ltd.	135,000	333,057
Hang Lung Properties Ltd.	25,671	114,369
Hong Kong Exchanges & Clearing Ltd.	11,248	256,642
Hutchison Whampoa Ltd.	2,317	26,463
Lenovo Group Ltd.	62,000	36,084
Link REIT	696,500	2,192,747
PCCW Ltd.	704,000	279,198
Swire Pacific Ltd., Class A	500	7,636
Wheelock & Co. Ltd.	41,000	168,936
Total Hong Kong common stocks		5,412,999

India—0.07%
Infosys Technologies Ltd., ADR	2,000	130,360
Jain Irrigation Systems Ltd.	3,329	13,771
JSW Steel Ltd.	3,211	68,857
Sterlite Industries (India) Ltd.	20,753	85,307

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
India—(concluded)
Tata Steel Ltd.	5,672	79,086
Total India common stocks		377,381

Indonesia—0.08%
PT Astra International Tbk	22,000	144,243
PT Bumi Resources Tbk	503,500	201,365
PT United Tractors Tbk	34,000	92,305
Total Indonesia common stocks		437,913

Ireland—0.20%
Ingersoll-Rand PLC	5,782	291,991
Warner Chilcott PLC, Class A3	36,400	839,020
Total Ireland common stocks		1,131,011

Isle of Man—0.04%
Genting Singapore PLC*	138,000	244,647

Israel—0.03%
Israel Chemicals Ltd.	10,143	178,840

Italy—0.38%
Eni SpA	58,566	1,565,748
Fiat Industrial SpA*	6,603	98,094
Prysmian SpA	18,317	432,184
Total Italy common stocks		2,096,026

Japan—3.29%
Alfresa Holdings Corp.	5,500	193,041
Amada Co. Ltd.	45,000	358,935
Central Japan Railway Co.	185	1,393,515
Cosmo Oil Co. Ltd.	106,000	346,298
Daito Trust Construction Co. Ltd.	17,100	1,359,736
DeNA Co. Ltd.	9,300	346,822
Denso Corp.	15,700	523,753
Fuji Heavy Industries Ltd.	194,000	1,439,783
Gree, Inc.	52,700	1,071,997
Hankyu Hanshin Holdings, Inc.	5,761	25,426
Idemitsu Kosan Co. Ltd.	11,500	1,345,435
Inpex Corp.	70	531,591
Japan Tobacco, Inc.	107	414,202
JX Holdings, Inc.	107,000	741,343
Komatsu Ltd.	1,217	42,610
Kubota Corp.	38,000	360,722
Mitsubishi Chemical Holdings Corp.	195,000	1,314,985
Mitsubishi Corp.	1,185	31,833
Mitsubishi Electric Corp.	1,817	19,959
Mizuho Securities Co. Ltd.*	1,000	2,527
Mizuho Trust & Banking Co. Ltd.	4,000	3,353
Murata Manufacturing Co. Ltd.	7,400	533,687

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Nippon Yusen Kabushiki Kaisha	4,920	18,075
Nishi-Nippon City Bank Ltd.	40,000	112,433
Nomura Research Institute Ltd.	16,800	359,963
Oracle Corp. Japan	23,100	998,157
Sega Sammy Holdings, Inc.	70,700	1,220,243
Sekisui House Ltd.	46,000	440,634
Softbank Corp.	8,000	334,340
Sumitomo Metal Mining Co. Ltd.	4,484	79,437
Sumitomo Mitsui Financial Group, Inc.	12,700	390,637
Suzuken Co. Ltd.	13,500	335,357
TonenGeneral Sekiyu KK	132,000	1,633,828
Toyota Tsusho Corp.	1,586	26,220
Total Japan common stocks		18,350,877

Jersey—0.12%
Shire PLC	22,484	694,789

Luxembourg—0.39%
ArcelorMittal	4,034	148,418
Evraz Group SA, GDR*	2,252	76,343
Millicom International Cellular SA, SDR	17,759	1,923,601
Total Luxembourg common stocks		2,148,362

Malaysia—0.05%
UEM Land Holdings Bhd*	318,300	289,071

Mauritius—0.03%
Golden Agri-Resources Ltd.	342,000	185,801

Mexico—0.02%
Grupo Mexico SAB de CV, Series B	28,564	98,905

Netherlands—0.09%
ASML Holding N.V.	11,051	457,573
Koninklijke Philips Electronics N.V.	994	29,474
Total Netherlands common stocks		487,047

Netherlands Antilles—0.13%
Schlumberger Ltd.	7,953	713,782

Norway—0.10%
DnB NOR ASA	26,985	438,726
Statoil ASA	4,417	129,228
Total Norway common stocks		567,954

Philippines—0.23%
Aboitiz Power Corp.	109,182	80,465
Alliance Global Group, Inc.	392,111	108,630

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Philippines—(concluded)
Ayala Corp.	6,543	59,760
Ayala Land, Inc.	322,569	123,874
Banco de Oro Unibank, Inc.	72,258	91,652
Bank of the Philippine Islands	42,161	57,908
Energy Development Corp.	720,709	113,637
Globe Telecom, Inc.	452	9,502
Jollibee Foods Corp.	20,840	46,003
Manila Electric Co.	12,890	73,769
Metropolitan Bank & Trust Co.*	86,564	138,814
Philippine Long Distance Telephone Co.	1,820	105,688
Philippine Long Distance Telephone Co., ADR	2,241	129,955
SM Investments Corp.	6,045	81,758
SM Prime Holdings, Inc.	217,487	60,963
Total Philippines common stocks		1,282,378

Poland—0.02%
KGHM Polska Miedz SA	1,164	85,633

Portugal—0.12%
Galp Energia, SGPS SA, B Shares	30,594	684,473

Russia—0.77%
Gazprom, ADR	114,970	1,961,388
LUKOIL, ADR	11,900	829,430
Mining and Metallurgical Co. Norilsk Nickel, ADR	22,326	616,197
Novolipetsk Steel (NLMK), GDR	2,029	77,427
Rosneft Oil Co., GDR*	46,000	410,550
Uralkali, GDR	5,270	221,182
VTB Bank OJSC, GDR	27,500	177,925
Total Russia common stocks		4,294,099

Singapore—0.54%
Ascendas Real Estate Investment Trust (A-REIT)	266,000	441,142
Avago Technologies Ltd.[3]	50,600	1,693,076
City Developments Ltd.	13,000	125,747
DBS Group Holdings Ltd.	36,000	440,570
First Resources Ltd.	58,310	65,739
Jardine Cycle & Carriage Ltd.	3,000	90,388
Wilmar International Ltd.	34,586	148,906
Total Singapore common stocks		3,005,568

South Africa—0.24%
Anglo American Platinum Ltd.	2,493	253,287
AngloGold Ashanti Ltd., ADR	16,684	850,550
Kumba Iron Ore Ltd.	1,921	140,460

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Africa—(concluded)
Northam Platinum Ltd.	9,938	65,547
Total South Africa common stocks		1,309,844

South Korea—0.43%
Hyundai Heavy Industries Co. Ltd.	576	287,557
Hyundai Motor Co.	1,854	426,455
Samsung Electronics Co. Ltd.	1,027	855,793
Samsung Heavy Industries Co. Ltd.	18,600	841,786
Total South Korea common stocks		2,411,591

Spain—0.01%
ACS, Actividades de Contruccion y Servicios SA	681	34,259
Iberdrola Renovables SA	1,587	7,266
Total Spain common stocks		41,525

Sweden—0.24%
Assa Abloy AB, B Shares*	7,494	224,977
Hexagon AB, B Shares	6,335	164,601
Sandvik AB	1,600	33,947
Skanska AB, B Shares	10,766	231,268
SKF AB, B Shares	7,116	224,581
Swedbank AB, A Shares	23,132	438,717
Total Sweden common stocks		1,318,091

Switzerland—0.61%
ABB Ltd.*	1,463	40,389
Adecco SA	551	39,334
Geberit AG	181	42,373
Lonza Group AG*	5,676	487,545
Nestle SA	1,517	94,177
Swiss Reinsurance Co. Ltd.*	9,554	569,374
Syngenta AG	995	352,104
Syngenta AG, ADR	1,200	84,888
TE Connectivity Ltd.	34,100	1,222,485
Temenos Group AG*	13,650	453,685
Total Switzerland common stocks		3,386,354

Taiwan—0.26%
Asustek Computer, Inc.	356	3,207
Delta Electronics, Inc.	53,997	241,340
Delta Electronics, Inc., GDR	18,690	417,675
HON HAI Precision Industry Co. Ltd.	39,707	150,434
HTC Corp.	8,149	369,911
MediaTek, Inc.	4,989	55,136
Synnex Technology International Corp.	9,290	23,713
Taiwan Semiconductor Manufacturing Co. Ltd.	69,640	178,000
Total Taiwan common stocks		1,439,416

Turkey—0.20%
Akbank T.A.S.	18,652	96,878

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Turkey—(concluded)
Anadolu Efes Biracilik ve Malt Sanayii AS	4,269	65,677
Arcelik AS	4,630	26,301
BIM Birlesik Magazalar AS	727	25,333
Coca-Cola Icecek AS	248	3,734
Enka Insaat ve Sanayi AS	7,404	32,420
Eregli Demir ve Celik Fabrikalari TAS (Erdemir)*	22,302	65,711
Haci Omer Sabanci Holding AS	16,628	88,989
Koc Holding AS	15,533	83,537
Tupras-Turkiye Petrol Rafinerileri AS	2,558	83,080
Turk Hava Yollari Anonim Ortakligi (THY)*	23,443	69,204
Turk Telekomunikasyon AS	12,801	66,656
Turkcell Iletisim Hizmet AS (Turkcell), ADR	6,040	89,392
Turkiye Garanti Bankasi AS	38,789	200,958
Turkiye Halk Bankasi AS, Class C	4,327	37,410
Turkiye Is Bankasi (Isbank)	24,158	85,450
Yapi ve Kredi Bankasi AS*	3,166	9,970
Total Turkey common stocks		1,130,700

United Kingdom—3.06%
Aberdeen Asset Management PLC	100,801	385,574
Anglo American PLC	3,059	159,445
Antofagasta PLC	4,100	93,618
ARM Holdings PLC	105,539	1,093,861
AstraZeneca PLC	44,233	2,209,149
BG Group PLC	33,672	862,502
BHP Billiton PLC	22,206	936,382
Centrica PLC	42,792	229,372
Chemring Group PLC	37,364	418,153
Cookson Group PLC*	37,537	448,618
Croda International PLC	18,474	580,440
Ensco PLC, ADR	6,600	393,492
Eurasian Natural Resources Corp. PLC	5,900	89,829
Fresnillo PLC	8,296	227,397
GKN PLC	116,773	434,965
Investec PLC	14,509	116,644
Jazztel PLC*	70,710	432,544
Kazakhmys PLC	3,469	79,905
Michael Page International PLC	56,855	524,222
Pearson PLC	30,703	590,288
Rexam PLC	287,748	1,877,379
Rio Tinto PLC	6,271	456,700
Rolls-Royce Group PLC*	27,981	299,825
Rolls-Royce Group PLC, C Shares*	2,686,176	4,487
Royal Dutch Shell PLC, A Shares	10,952	424,871
Schroders PLC	2,827	89,625
Telecity Group PLC*	31,194	273,811
Tesco PLC	67,330	453,851
The Weir Group PLC	18,391	591,041
Tullow Oil PLC	24,305	581,767

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
Vedanta Resources PLC	11,929	463,270
William Morrison Supermarkets PLC	161,869	797,074
Xstrata PLC	17,009	432,273
Total United Kingdom common stocks		17,052,374

United States—15.56%
3M Co.	1,533	149,023
ACCO Brands Corp.*	51,600	501,036
Acme Packet, Inc.*	3,900	322,179
Acuity Brands, Inc.	11,371	668,615
AGCO Corp.*	1,256	72,320
Alleghany Corp.*	715	235,242
Allegheny Technologies, Inc.	4,400	316,800
Alpha Natural Resources, Inc.*	11,200	651,504
Altera Corp.	14,164	689,787
Amazon.com, Inc.*	5,300	1,041,450
American International Group, Inc.3,*	12,100	376,915
AmerisourceBergen Corp.[3]	53,000	2,153,920
AMETEK, Inc.	4,900	225,596
Anadarko Petroleum Corp.	6,691	528,188
Apple, Inc.*	3,254	1,133,140
Arbitron, Inc.	28,550	1,104,314
Archer-Daniels-Midland Co.	6,828	252,773
AsiaInfo-Linkage, Inc.*	700	13,230
Belden, Inc.	23,000	874,690
Berkshire Hathaway, Inc., Class B*	3,700	308,210
Biogen Idec, Inc.3,*	23,700	2,307,195
BMC Software, Inc.*	4,500	226,035
Carlisle Cos., Inc.	21,000	1,040,340
CarMax, Inc.*	6,800	235,960
Caterpillar, Inc.	1,806	208,430
Celgene Corp.*	7,182	422,876
Cephalon, Inc.3,*	18,700	1,436,160
CF Industries Holdings, Inc.	6,542	926,020
Charles Schwab Corp.	29,377	537,893
Chevron Corp.[3]	24,900	2,725,056
Chipotle Mexican Grill, Inc.3,*	3,500	933,765
Citigroup, Inc.*	162,795	747,229
Citrix Systems, Inc.*	8,573	723,047
Cliffs Natural Resources, Inc.	2,300	215,556
Coca-Cola Enterprises, Inc.[3]	45,200	1,284,132
ConocoPhillips[3]	3,000	236,790
CSX Corp.	9,194	723,476
Cummins, Inc.	3,800	456,684
Darden Restaurants, Inc.[3]	23,700	1,113,189
Deere & Co.[3]	6,790	662,025
Deltic Timber Corp.	3,799	257,572
Denbury Resources, Inc.*	8,400	189,588
Diebold, Inc.	6,300	212,940

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Discovery Communications, Inc., Class A3,*	24,200	1,071,092
Dolby Laboratories, Inc., Class A*	5,363	268,472
Dollar General Corp.3,*	4,800	156,432
Dr. Pepper Snapple Group, Inc.[3]	48,900	1,916,880
eBay, Inc.*	10,700	368,080
Eli Lilly & Co.[3]	65,900	2,438,959
EMC Corp.*	16,700	473,278
Emerson Electric Co.	2,004	121,763
Endo Pharmaceuticals Holdings, Inc.*	2,800	109,648
EOG Resources, Inc.	8,500	959,735
Exelon Corp.	7,322	308,622
Exxon Mobil Corp.	5,700	501,600
F5 Networks, Inc.3,*	3,100	314,216
FedEx Corp.	5,748	549,911
Fiserv, Inc.*	14,000	858,340
Flowserve Corp.	470	59,511
FMC Technologies, Inc.*	6,600	306,768
Forest Laboratories, Inc.3,*	18,700	620,092
Freeport-McMoRan Copper & Gold, Inc.	2,538	139,666
Frontier Communications Corp.	33,479	276,871
GATX Corp.	17,678	747,249
General Electric Co.	6,074	124,213
General Mills, Inc.	2,722	105,015
General Motors Co.*	17,566	563,693
Goldman Sachs Group, Inc.	1,073	162,034
Google, Inc., Class A*	1,128	613,745
Green Mountain Coffee Roasters, Inc.*	10,400	696,384
Hansen Natural Corp.*	6,623	438,111
Honeywell International, Inc.	2,574	157,606
Intel Corp.[3]	70,800	1,641,852
Interpublic Group of Cos., Inc.	18,300	215,025
Intrepid Potash, Inc.*	1,193	40,872
Intuitive Surgical, Inc.*	700	244,790
Joy Global, Inc.	4,600	464,370
KeyCorp[3]	100,000	867,000
L-3 Communications Holdings, Inc.	588	47,152
Lam Research Corp.*	4,200	202,902
Liberty Global, Inc., Series C*	21,800	967,702
Limited Brands, Inc.[3]	42,400	1,745,184
Lockheed Martin Corp.	828	65,619
Lorillard, Inc.[3]	17,400	1,853,100
Lululemon Athletica, Inc.*	3,000	300,090
Macy’s, Inc.[3]	50,800	1,214,628
Marathon Oil Corp.[3]	17,300	934,892
Mattel, Inc.	51,200	1,368,064
Maxim Integrated Products, Inc.	37,300	1,019,782
Mead Johnson Nutrition Co., Class A	6,753	451,641
Microsoft Corp.[3]	96,500	2,510,930
Molycorp, Inc.*	6,524	478,209

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Monsanto Co.	12,534	852,813
Netflix, Inc.3,*	4,200	977,214
Newmont Mining Corp.[3]	40,313	2,362,745
News Corp., Class A	28,096	500,671
Occidental Petroleum Corp.	8,462	967,122
ON Semiconductor Corp.*	36,436	382,942
OpenTable, Inc.*	2,652	295,141
Pall Corp.	4,700	274,668
Peabody Energy Corp.	7,100	474,422
Penn National Gaming, Inc.*	13,301	532,173
Pfizer, Inc.	29,637	621,192
PNC Financial Services Group, Inc.	5,044	314,443
Polycom, Inc.*	13,861	829,304
Precision Castparts Corp.	379	58,563
ProLogis[3]	1,200	19,548
QUALCOMM, Inc.	11,277	640,985
Ralcorp Holdings, Inc.*	9,500	739,100
Raytheon Co.	2,014	97,780
RealD, Inc.*	7,911	230,052
Safeway, Inc.[3]	34,000	826,540
Salesforce.com, Inc.*	3,100	429,660
Sara Lee Corp.[3]	4,100	78,720
SEACOR Holdings, Inc.	3,850	380,496
Sirius XM Radio, Inc.*	148,900	296,311
Snyders-Lance, Inc.	4,500	88,875
Sohu.com, Inc.*	6,223	658,144
Sotheby’s	7,558	381,830
Southern Copper Corp.	2,909	108,971
Teradata Corp.*	5,900	329,928
The Boeing Co.	1,536	122,542
The Mosaic Co.	5,716	427,900
The Walt Disney Co.	13,065	563,101
Time Warner Cable, Inc.	5,971	466,514
Timken Co.	1,800	101,502
Tyson Foods, Inc., Class A3	40,251	800,995
Union Pacific Corp.	7,235	748,605
United Parcel Service, Inc., Class B	1,699	127,374
United Technologies Corp.	1,722	154,257
Urban Outfitters, Inc.*	16,071	505,594
Valero Energy Corp.[3]	43,800	1,239,540
Verizon Communications, Inc.[3]	9,300	351,354
Virgin Media, Inc.	23,688	716,799
Walter Energy, Inc.	6,918	956,206
Waste Management, Inc.[3]	20,400	804,984
Websense, Inc.*	7,300	188,267
Wells Fargo & Co.	35,279	1,026,972
Weyerhaeuser Co.	3,896	89,647
Whiting Petroleum Corp.*	5,700	396,150
Wynn Resorts Ltd.	2,900	426,735

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Zep, Inc.	12,200	231,800
Total United States common stocks		86,699,871
Total common stocks (cost—$181,781,566)		204,306,999

Preferred stocks—0.15%
Brazil—0.01%
Vale Fertilizantes SA	4,143	43,031

Germany—0.14%
Henkel AG & Co. KGaA	11,487	782,302
Total preferred stocks (cost—$767,865)		825,333

Investment companies—1.15%
United States—1.15%
Consumer Discretionary Select Sector SPDR Fund	13,877	563,128
Health Care Select Sector SPDR Fund	54,977	1,939,039
iShares MSCI South Korea Index Fund	39,635	2,733,626
Market Vectors Gold Miners ETF	18,899	1,174,762
Total investment companies (cost—$5,861,156)		6,410,555

Number of warrants
Warrants*—0.09%
United Kingdom—0.09%
Credit Suisse International, expires 08/10/11 (cost—$540,692)	145,000	524,175

	Face amount [4]
US government obligations—5.07%
US Treasury Inflation Index Bonds (TIPS)
1.750%, due 01/15/28	2,049,047	2,141,414
2.125%, due 02/15/40	1,095,413	1,192,460
2.375%, due 01/15/25	1,819,514	2,084,623
3.875%, due 04/15/29	2,382,420	3,262,612
US Treasury Inflation Index Notes (TIPS)
0.500%, due 04/15/15	612,624	647,132
0.625%, due 04/15/13	1,046,870	1,100,767
1.375%, due 07/15/18	4,114,741	4,463,531
1.625%, due 01/15/15	2,897,075	3,187,460
2.375%, due 01/15/17	2,633,352	3,023,623
3.000%, due 07/15/12	2,424,400	2,592,593
3.375%, due 01/15/12	124,615	130,310
US Treasury Notes
2.000%, due 04/30/16	3,900,000	3,904,563
2.125%, due 02/29/16	500,000	505,235
Total US government obligations (cost—$27,634,936)		28,236,323

Federal home loan mortgage corporation certificates**—0.33%
FHLMC
4.500%, due 05/01/23	18,574	19,597
5.000%, due 11/01/16	7,697	8,218

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [4]	Value ($)
Federal home loan mortgage corporation certificates**—(concluded)
5.000%, due 01/01/17	15,552	16,643
5.000%, due 02/01/17	37,554	40,273
5.000%, due 03/01/17	28,086	30,177
5.000%, due 04/01/17	64,938	70,022
5.000%, due 09/01/17	183,550	197,873
5.000%, due 10/01/17	402,548	433,580
5.000%, due 11/01/17	313,736	337,048
5.000%, due 12/01/17	87,649	94,515
5.000%, due 01/01/18	38,802	41,835
5.000%, due 02/01/18	129,437	139,449
5.000%, due 03/01/18	67,640	72,923
5.000%, due 04/01/18	53,978	58,192
5.000%, due 05/01/18	21,693	23,383
5.000%, due 06/01/18	21,447	23,115
5.000%, due 07/01/18	54,869	59,134
5.000%, due 08/01/18	20,374	21,961
5.000%, due 10/01/18	8,692	9,368
5.000%, due 11/01/18	14,504	15,631
5.500%, due 01/01/20	123,882	135,059
Total federal home loan mortgage corporation certificates (cost—$1,814,859)		1,847,996

Federal national mortgage association certificates**—1.62%
FNMA
2.800%, due 03/01/18	299,533	293,841
3.375%, due 11/01/20	299,637	291,337
3.416%, due 10/01/20	199,765	194,997
3.631%, due 12/01/20	99,887	98,729
4.000%, due 12/01/40	67,497	67,279
4.250%, due 01/01/21	298,971	307,084
4.270%, due 01/01/21	298,990	307,462
4.290%, due 02/01/21	199,539	205,208
4.301%, due 01/01/21	299,716	309,163
5.000%, due 09/01/17	24,844	26,728
5.000%, due 10/01/17	220,463	237,184
5.000%, due 12/01/17	1,165,034	1,253,397
5.000%, due 01/01/18	558,500	600,859
5.000%, due 02/01/18	591,574	636,442
5.000%, due 03/01/18	370,504	398,605
5.000%, due 04/01/18	561,470	603,314
5.000%, due 05/01/18	44,338	47,701
5.000%, due 06/01/18	43,865	47,192
5.000%, due 01/01/20	12,818	13,782
6.000%, due 03/01/32	149	165
6.000%, due 05/01/33	5,247	5,802
6.000%, due 12/01/33	3,536	3,903
6.000%, due 08/01/35	505	555
FNMA ARM
2.683%, due 11/01/34	817,151	861,403
2.711%, due 04/01/37	1,899,826	1,994,548
FNMA TBA
3.840%, TBA	210,000	214,397
Total federal national mortgage association certificates (cost—$8,852,532)		9,021,077

Collateralized mortgage obligations—3.33%
American Home Mortgage Assets,
Series 2006-3, Class 1A1
1.276%, due 10/25/46[5]	634,956	410,001
Series 2006-3, Class 2A11
1.246%, due 10/25/46[5]	681,742	412,287

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [4]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2006-4, Class 1A11
0.403%, due 10/25/46[5]	1,097,667	620,479
Series 2007-1, Class A1
1.006%, due 02/25/47[5]	665,747	329,709
American Home Mortgage Investment Trust,
Series 2004-3, Class 1A
0.583%, due 10/25/34[5]	25,015	23,609
Series 2005-4, Class 1A1
0.503%, due 11/25/45[5]	828,922	549,196
Arkle Master Issuer PLC, Series 2010-2A, Class 1A1
1.714%, due 05/17/60[5,6]	500,000	501,263
Banc of America Funding Corp., Series 2007-D, Class 1A5
0.493%, due 06/20/47[5]	600,000	323,189
BCAP LLC Trust, Series 2006-RR1, Class CF
0.853%, due 11/25/36[5]	3,743	3,710
Citimortgage Alternative Loan Trust, Series 2006-A7, Class 1A12
6.000%, due 12/25/36	955,088	701,911
Countrywide Alternative Loan Trust,
Series 2005-61, Class 1A1
0.473%, due 12/25/35[5]	946,291	701,457
Series 2006-23CB, Class 1A6
6.000%, due 08/25/36	259,879	192,871
Series 2006-5T2, Class A3
6.000%, due 04/25/36	733,618	589,703
Countrywide Home Loan Mortgage Pass Through Trust. Series 2007-14, Class A19
6.000%, due 09/25/37	586,471	560,144
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 4A1
6.500%, due 10/25/21	907,825	708,062
Downey Savings & Loan Association Mortgage Loan Trust,
Series 2004-AR2, Class A2A
0.604%, due 11/19/44[5]	1,063,150	766,218
Series 2006-AR2, Class 2A1A
0.414%, due 11/19/37[5]	515,927	350,338
FHLMC Multifamily Structured Pass Through Certificates, Series K011, Class A2**
4.084%, due 11/25/20[5]	400,000	407,408
FHLMC REMIC, Seres 2882, Class UL**
4.500%, due 02/15/19	2,681,625	2,809,727
FNMA REMIC, Series 2009-70, Class AL**
5.000%, due 08/25/19	1,417,161	1,527,260
Greenpoint Mortgage Funding Trust, Series 2007-AR3, Class A1
0.433%, due 06/25/37[5]	532,064	356,538
Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A
0.553%, due 06/20/35[5]	518,881	427,745
Holmes Master Issuer PLC, Series 2010-1A, Class A2
1.678%, due 10/15/54[5,6]	100,000	100,231
Lehman Mortgage Trust, Series 2006-8, Class 2A1
0.633%, due 12/25/36[5]	1,210,770	634,910

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [4]	Value ($)
Collateralized mortgage obligations—(concluded)
NCUA Guaranteed Notes,
Series 2011-R4, Class 1A
0.586%, due 03/06/20[5]		489,234	489,234
Series 2011-R5, Class 1A
0.590%, due 04/06/20[5]		500,000	500,000
Series 2011-R6, Class 1A
0.593%, due 05/07/20[5]		500,000	500,000
Permanent Master Issuer PLC, Series 2011-1A, Class 1A3
2.617%, due 07/15/42[5,7]	EUR	400,000	592,613
Residential Accredit Loans, Inc., Series 2007-QH9, Class A1
6.469%, due 11/25/37[5]		499,784	254,855
Residential Asset Securitization Trust, Series 2007-A2, Class 1A3
6.000%, due 04/25/37		777,082	629,578
Sequoia Mortgage Trust, Series 2004-10, Class A3A
0.765%, due 11/20/34[5]		101,439	92,769
WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 1A
1.116%, due 07/25/47[5]		775,482	505,959
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1
6.000%, due 06/25/37		1,140,799	980,860
Total collateralized mortgage obligations (cost—$20,539,332)			18,553,834

Asset-backed securities—3.48%
Access Group, Inc.,
Series 2002-1, Class A2
0.488%, due 09/25/25[5]		418,724	417,815
Series 2003-1, Class A2
0.568%, due 12/27/16[5]		466,055	465,290
Ally Master Owner Trust, Series 2010-1, Class A
1.969%, due 01/15/15[5,6]		800,000	815,467
Bank of America Auto Trust, Series 2009-2A, Class A3
2.130%, due 09/15/13[7,8]		826,150	832,175
BMW Floorplan Master Owner Trust, Series 2009-1A, Class A
1.369%, due 09/15/14[5,7,8]		500,000	504,766
Brazos Higher Education Authority, Inc.,
Series 2004-I, Class A2
0.468%, due 06/27/22[5]		723,163	716,966
Series 2005-1, Class 1A2
0.388%, due 12/26/18[5]		701,500	694,366
Series 2005-2, Class A9
0.408%, due 12/26/17[5]		838,036	834,220
Series 2005-3, Class A14
0.418%, due 09/25/23[5]		382,842	378,853
Brazos Student Loan Finance Corp., Series 2010-1, Class A1
1.208%, due 06/25/35[5]		860,480	857,255
College Loan Corp. Trust,
Series 2004-1, Class A3
0.434%, due 04/25/21[5]		839,987	839,159
Series 2005-1, Class A2
0.374%, due 07/25/24[5]		1,000,000	993,202

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [4]	Value ($)
Asset-backed securities—(continued)
Series 2005-2, Class A2
0.388%, due 10/15/21[5]	221,987	220,890
Collegiate Funding Services Education Loan Trust, Series 2003-A, Class A2
0.609%, due 09/28/20[5]	122,781	122,824
Education Funding Capital Trust,
Series 2003-3, Class A3
0.580%, due 03/16/20[5]	504,063	503,842
Series 2004-1, Class A2
0.470%, due 12/15/22[5]	473,034	470,026
Ford Credit Floorplan Master Owner Trust,
Series 2009-2, Class A
1.769%, due 09/15/14[5]	500,000	507,710
Series 2010-1, Class A
1.869%, due 12/15/14[5,6]	1,400,000	1,426,818
GCO Education Loan Funding Trust, Series 2005-1, Class A3L
0.392%, due 11/25/20[5]	716,702	714,610
GMAC Mortgage Corp. Loan Trust,
Series 2007-HE3, Class 1A1
7.000%, due 09/25/37	44,570	33,627
Series 2007-HE3, Class 2A1
7.000%, due 09/25/37	85,727	62,987
Household Home Equity Loan Trust, Series 2007-3, Class APT
1.413%, due 11/20/36[5]	266,870	242,539
Nelnet Student Loan Corp., Series 2004-2A, Class A3
0.412%, due 11/25/15[5]	90,518	90,482
Northstar Education Finance, Inc.,
Series 2004-1, Class A3
0.443%, due 04/28/17[5]	197,500	197,026
Series 2004-2, Class A1
0.393%, due 04/28/16[5]	613,322	594,303
SLM Student Loan Trust,
Series 2004-9, Class A4
0.404%, due 04/25/17[5]	196,582	196,405
Series 2006, Class A3
0.314%, due 10/25/16[5]	169,745	169,663
Series 2007-1, Class A3
0.304%, due 07/25/18[5]	1,436,657	1,431,233
Series 2007-2, Class A2
0.274%, due 07/25/17[5]	382,607	379,685
Series 2008-6, Class A1
0.674%, due 10/27/14[5]	87,368	87,419
Student Loan Consolidation Center, Series 2011-1, Class A
1.433%, due 10/25/27[5,7,8]	297,019	297,019
Suntrust Student Loan Trust, Series 2006-1A, Class A2
0.373%, due 07/28/20[5,6]	496,148	494,231
US Education Loan Trust LLC, Series 2006-1, Class A2
0.441%, due 03/01/25[5,6]	419,766	418,487
Wachovia Student Loan Trust, Series 2005-1, Class A4
0.384%, due 07/27/20[5]	1,000,000	993,506

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [4]	Value ($)
Asset-backed securities—(concluded)
World Financial Network Credit Card Master Trust,
Series 2006-A, Class A
0.349%, due 02/15/17[5,6]		1,000,000	983,867
Series 2009-B, Class A
3.790%, due 05/15/16		400,000	413,114
Total asset-backed securities (cost—$19,441,285)			19,401,847

Corporate notes—12.75%
Australia—0.24%
Australia & New Zealand Banking Group Ltd.
3.750%, due 03/10/17	EUR	80,000	116,844
5.125%, due 09/10/19	EUR	60,000	89,951
FMG Resources August 2006 Pty Ltd.
6.875%, due 02/01/18[6]		125,000	131,875
QBE Insurance Group Ltd.
9.750%, due 03/14/14[7,8]		105,000	122,539
Santos Finance Ltd.
8.250%, due 09/22/70[5]	EUR	50,000	76,464
Westpac Banking Corp.
1.900%, due 12/14/12[6]		800,000	815,442
Total Australia corporate notes			1,353,115

Austria—0.02%
PE Paper Escrow GmbH
12.000%, due 08/01/14[6]		100,000	115,500

Belgium—0.06%
Anheuser-Busch InBev SA
6.570%, due 02/27/14	EUR	150,000	242,763
Fortis Bank SA/N.V.
4.625%, due 10/27/14[5,9]	EUR	50,000	67,022
Total Belgium corporate notes			309,785

Bermuda—0.06%
Digicel Ltd.
8.250%, due 09/01/17[6]		125,000	132,500
Weatherford International Ltd.
9.625%, due 03/01/19		155,000	201,016
Total Bermuda corporate notes			333,516

Canada—0.85%
Bank of Montreal
2.625%, due 01/25/16[6]		750,000	756,309
Bank of Nova Scotia
1.450%, due 07/26/13[6]		1,000,000	1,006,509
Caisse Centrale Desjardins du Quebec
2.550%, due 03/24/16[6]		400,000	400,103
Canadian Imperial Bank of Commerce
2.000%, due 02/04/13[6]		600,000	611,926
2.600%, due 07/02/15[6]		200,000	203,441
2.750%, due 01/27/16[6]		600,000	608,384
National Bank of Canada
1.650%, due 01/30/14[6]		250,000	252,244

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [4]	Value ($)
Corporate notes—(continued)
Canada—(concluded)
Nexen, Inc.
7.500%, due 07/30/39		125,000	145,048
Teck Resources Ltd.
10.750%, due 05/15/19		225,000	287,730
TransCanada PipeLines Ltd.
6.350%, due 05/15/67[5]		450,000	458,360
Total Canada corporate notes			4,730,054

Cayman Islands—0.16%
Hutch Whampoa Finance 09 Ltd.
4.750%, due 11/14/16	EUR	50,000	76,013
MUFG Capital Finance 4 Ltd.
5.271%, due 01/25/17[5,9]	EUR	60,000	81,093
Resona Preferred Global Securities Cayman Ltd.
7.191%, due 07/30/15[5,6,9]		425,000	426,252
Thames Water Utilities Ltd.
3.250%, due 11/09/16	EUR	50,000	72,036
Transocean, Inc.
4.950%, due 11/15/15		75,000	80,249
UPCB Finance III Ltd.
6.625%, due 07/01/20[6]		150,000	147,563
Total Cayman Islands corporate notes			883,206

Czech Republic—0.03%
CEZ AS
4.500%, due 06/29/20	EUR	100,000	147,731

Denmark—0.41%
AP Moller - Maersk A/S
4.375%, due 11/24/17	EUR	60,000	87,303
Carlsberg Breweries A/S
6.000%, due 05/28/14	EUR	50,000	79,464
Danske Bank A/S
4.100%, due 03/16/18[5]	EUR	60,000	84,563
4.750%, due 06/04/14	EUR	100,000	153,424
Dong Energy A/S
4.875%, due 05/07/14	EUR	80,000	124,010
7.750%, due 06/01/10[5]	EUR	25,000	39,760
FIH Erhvervsbank A/S
2.000%, due 06/12/13[6]		1,400,000	1,427,825
TDC A/S
3.500%, due 02/23/15	EUR	100,000	147,663
4.375%, due 02/23/18	EUR	100,000	149,535
Total Denmark corporate notes			2,293,547

France—1.01%
Alstom SA
4.000%, due 09/23/14	EUR	100,000	150,803
Areva SA
3.875%, due 09/23/16	EUR	100,000	145,000

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [4]	Value ($)
Corporate notes—(continued)
France—(continued)
Arkema
4.000%, due 10/25/17	EUR	100,000	144,976
ASF
7.375%, due 03/20/19	EUR	50,000	89,713
AXA SA
4.500%, due 01/23/15	EUR	50,000	76,553
5.250%, due 04/16/40[5]	EUR	100,000	135,915
Bouygues SA
3.641%, due 10/29/19	EUR	100,000	141,921
Carrefour SA
3.875%, due 04/25/21	EUR	50,000	70,404
Casino Guichard-Perrachon SA
4.379%, due 02/08/17	EUR	200,000	298,557
Cie de Financement Foncier
1.625%, due 07/23/12[6]		1,300,000	1,313,095
2.250%, due 03/07/14[6]		100,000	100,681
CNP Assurances
6.875%, due 09/30/41[5]	EUR	100,000	149,854
Credit Agricole SA
3.900%, due 04/19/21	EUR	100,000	132,922
Electricite de France
6.250%, due 01/25/21	EUR	100,000	171,737
France Telecom
3.375%, due 09/16/22	EUR	50,000	67,471
5.250%, due 05/22/14	EUR	120,000	189,104
8.125%, due 01/28/33	EUR	50,000	98,867
GDF Suez
3.500%, due 10/18/22	EUR	100,000	137,690
Lafarge SA
7.625%, due 05/27/14[10]	EUR	110,000	182,491
Lagardere SCA
4.875%, due 10/06/14	EUR	50,000	75,190
Legrand SA
4.375%, due 03/21/18	EUR	100,000	149,211
PPR
3.750%, due 04/08/15	EUR	170,000	252,806
RCI Banque SA
2.875%, due 07/23/12	EUR	140,000	207,164
3.250%, due 01/17/14	EUR	30,000	43,980
4.000%, due 01/25/16	EUR	50,000	72,678
Societe Generale
3.750%, due 08/21/14	EUR	150,000	224,540
4.750%, due 03/02/21	EUR	100,000	147,822
9.375%, due 09/04/19[5,9]	EUR	50,000	80,223
Suez Environnement
4.125%, due 06/24/22	EUR	50,000	73,118
4.820%, due 09/12/15[5,9]	EUR	50,000	72,206
Unibail-Rodamco SE
3.375%, due 03/11/15	EUR	90,000	132,324
Veolia Environnement
5.250%, due 04/24/14	EUR	160,000	250,796

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [4]	Value ($)
Corporate notes—(continued)
France—(concluded)
Vivendi SA
4.250%, due 12/01/16	EUR	50,000	74,721
Total France corporate notes			5,654,533

Germany—0.18%
Commerzbank AG
3.875%, due 03/22/17	EUR	120,000	172,531
Metro AG
4.250%, due 02/22/17	EUR	100,000	150,401
MunichRe
5.767%, due 06/12/17[5,9]	EUR	100,000	137,377
RWE AG
4.625%, due 09/28/15[5,9]	EUR	75,000	106,365
Thyssenkrupp AG
8.000%, due 06/18/14	EUR	100,000	166,742
Volkswagen Bank GmbH
3.125%, due 04/11/14	EUR	100,000	148,337
Volkswagen Leasing GmbH
2.750%, due 07/13/15	EUR	100,000	144,208
Total Germany corporate notes			1,025,961

Ireland—0.28%
Ardagh Glass Finance PLC
9.250%, due 07/01/16	EUR	50,000	81,093
Banesto Financial Product PLC
4.000%, due 05/08/12	EUR	60,000	89,241
Bank of Ireland
2.750%, due 03/02/12[7,8]		180,000	170,792
4.625%, due 04/08/13	EUR	20,000	26,068
Bord Gais Eireann
5.750%, due 06/16/14	EUR	50,000	71,993
GE Capital Euro Funding
2.875%, due 09/17/15	EUR	40,000	57,668
3.750%, due 04/04/16	EUR	100,000	147,508
5.250%, due 01/31/13	EUR	200,000	308,648
6.000%, due 01/15/19	EUR	150,000	242,480
LeasePlan Finance N.V.
3.750%, due 03/18/13	EUR	60,000	89,105
Smurfit Kappa Acquisitions
7.250%, due 11/15/17	EUR	60,000	92,424
Vimpel Communications
7.748%, due 02/02/21[6]		200,000	211,000
Total Ireland corporate notes			1,588,020

Italy—0.36%
Assicurazioni Generali SpA MTN
5.125%, due 09/16/24	EUR	50,000	74,972
Atlantia SpA
5.625%, due 05/06/16	EUR	110,000	175,998

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [4]	Value ($)
Corporate notes—(continued)
Italy—(concluded)
Banco Popolare SC
4.000%, due 04/06/13	EUR	100,000	147,986
6.000%, due 11/05/20	EUR	70,000	100,628
Enel SpA
5.250%, due 01/14/15	EUR	230,000	361,421
ENI SpA
3.500%, due 01/29/18	EUR	50,000	72,052
Intesa Sanpaolo SpA
3.375%, due 01/19/15	EUR	150,000	218,633
5.750%, due 05/28/18[5]	EUR	150,000	226,927
8.375%, due 10/14/19[5,9]	EUR	50,000	75,539
Telecom Italia SpA
6.750%, due 03/21/13	EUR	80,000	126,302
8.250%, due 03/21/16	EUR	60,000	103,854
UniCredit SpA
5.250%, due 04/30/23	EUR	100,000	152,650
6.125%, due 04/19/21	EUR	130,000	193,266
Total Italy corporate notes			2,030,228

Jersey—0.07%
ASIF III Jersey Ltd.
4.750%, due 09/11/13	EUR	50,000	75,777
BAA Funding Ltd.
3.975%, due 02/15/12	EUR	90,000	134,519
4.125%, due 10/12/16	EUR	50,000	73,022
HSBC Capital Funding LP
5.130%, due 03/29/16[5,9]	EUR	60,000	84,870
Total Jersey corporate notes			368,188

Luxembourg—0.34%
ArcelorMittal
6.125%, due 06/01/18		225,000	243,439
8.250%, due 06/03/13	EUR	50,000	81,497
9.375%, due 06/03/16	EUR	50,000	90,104
Covidien International Finance SA
4.200%, due 06/15/20		150,000	151,160
Fiat Finance & Trade Ltd. SA
9.000%, due 07/30/12	EUR	60,000	94,286
Fiat Industrial Finance Europe SA
6.250%, due 03/09/18	EUR	100,000	148,245
Finmeccanica Finance
5.750%, due 12/12/18	EUR	60,000	94,894
FMC Finance VII SA
5.250%, due 02/15/21	EUR	60,000	84,870
Gazprom (Gaz Capital SA)
8.125%, due 02/04/15	EUR	50,000	84,574
9.250%, due 04/23/19		250,000	311,563
Intelsat Subsidiary Holding Co. SA
8.875%, due 01/15/15		50,000	51,479
Telecom Italia Capital SA
7.200%, due 07/18/36		300,000	308,130

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [4]	Value ($)
Corporate notes—(continued)
Luxembourg—(concluded)
Wind Acquisition Finance SA
7.375%, due 02/15/18	EUR	100,000	156,261
Total Luxembourg corporate notes			1,900,502

Mexico—0.33%
America Movil SAB de C.V.
3.750%, due 06/28/17	EUR	100,000	146,983
BBVA Bancomer SA Texas
7.250%, due 04/22/20[6]		325,000	334,113
Cemex SAB de C.V.
5.301%, due 09/30/15[5,6]		540,000	535,322
Geo Maquinaria
9.625%, due 05/02/21[7,8]		200,000	201,168
Petroleos Mexicanos
8.000%, due 05/03/19		510,000	614,550
Total Mexico corporate notes			1,832,136

Netherlands—0.98%
ABN Amro Bank N.V.
6.375%, due 04/27/21	EUR	100,000	148,771
Allianz Finance II BV
4.750%, due 07/22/19	EUR	50,000	77,460
5.750%, due 07/08/41[5]	EUR	100,000	145,553
6.125%, due 05/31/22[5]	EUR	100,000	150,680
BAT Holdings BV
4.375%, due 09/15/14	EUR	60,000	91,956
BMW Finance N.V.
4.000%, due 09/17/14	EUR	100,000	151,753
8.875%, due 09/19/13	EUR	100,000	167,928
Conti-Gummi Finance BV
7.500%, due 09/15/17	EUR	50,000	78,131
Daimler International Finance BV
7.875%, due 01/16/14	EUR	170,000	282,476
Deutsche Telekom International Finance BV
3.125%, due 04/11/16[6]		275,000	278,139
4.375%, due 06/02/14	EUR	110,000	169,396
6.000%, due 01/20/17	EUR	100,000	164,783
E.On International Finance BV
4.875%, due 01/28/14	EUR	40,000	62,262
EDP Finance BV
5.500%, due 02/18/14	EUR	80,000	119,515
ELM BV (Swiss Reinsurance Co.)
5.252%, due 05/25/16[5,9]	EUR	50,000	65,911
Elsevier Finance (ELM BV)
6.500%, due 04/02/13	EUR	50,000	78,912
Eureko BV
7.375%, due 06/16/14	EUR	50,000	80,833
HeidelbergCement Finance BV
8.000%, due 01/31/17	EUR	90,000	147,434
ING Bank N.V.
2.500%, due 01/14/16[6]		400,000	389,324

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [4]	Value ($)
Corporate notes—(continued)
Netherlands—(concluded)
3.375%, due 03/03/15	EUR	120,000	176,218
4.000%, due 03/15/16[7,8]		275,000	279,428
4.625%, due 03/15/19[5]	EUR	60,000	89,086
KBC IFIMA N.V.
3.875%, due 03/31/15	EUR	90,000	130,219
Koninklijke KPN N.V.
4.750%, due 01/17/17	EUR	120,000	185,009
LeasePlan Corp. N.V.
3.000%, due 05/07/12[6]		700,000	717,594
3.875%, due 09/16/15	EUR	50,000	73,046
Linde Finance BV
7.375%, due 07/14/66[5]	EUR	60,000	98,645
Metro Finance BV
9.375%, due 11/28/13	EUR	50,000	85,184
OI European Group BV
6.750%, due 09/15/20	EUR	100,000	149,781
Rabobank Nederland
8.375%, due 07/26/16[5,9]		110,000	117,755
RWE Finance BV
4.625%, due 07/23/14	EUR	100,000	155,017
Schlumberger Finance BV
2.750%, due 12/01/15	EUR	50,000	72,478
SNS Bank N.V.
3.625%, due 07/18/13	EUR	10,000	14,602
Telefonica Europe BV
5.875%, due 02/14/33	EUR	50,000	75,859
Ziggo Bond Co.
8.000%, due 05/15/18	EUR	60,000	93,424
Ziggo Finance BV
6.125%, due 11/15/17	EUR	50,000	74,798
Total Netherlands corporate notes			5,439,360

New Zealand—0.28%
ANZ National (International) Ltd.
3.250%, due 04/02/12[6]		1,200,000	1,230,437
Westpac Securities NZ Ltd.
3.875%, due 03/20/17	EUR	220,000	316,094
Total New Zealand corporate notes			1,546,531

Norway—0.42%
DnB NOR Bank ASA
4.375%, due 02/24/21	EUR	110,000	159,961
DnB NOR Boligkreditt
2.100%, due 10/14/15[6]		400,000	390,203
2.900%, due 03/29/16[6]		800,000	804,177
Nordea Eiendomskreditt AS
1.875%, due 04/07/14[6]		200,000	201,182

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [4]	Value ($)
Corporate notes—(continued)
Norway—(concluded)
Sparebanken 1 Boligkreditt
1.250%, due 10/25/13[6]		800,000	796,645
Total Norway corporate notes			2,352,168

Spain—0.29%
Banco Bilbao Vizcaya Argentaria SA
4.250%, due 03/30/15	EUR	100,000	147,194
BBVA Senior Finance SA
3.250%, due 04/23/15	EUR	100,000	140,768
Gas Natural Capital
4.125%, due 01/26/18	EUR	100,000	139,958
Iberdrola Finanzas SAU
3.875%, due 02/10/14	EUR	100,000	149,382
4.625%, due 04/07/17	EUR	100,000	149,125
4.875%, due 03/04/14	EUR	100,000	153,447
Santander International Debt SA
3.500%, due 08/12/14	EUR	100,000	144,574
Santander Issuances
5.435%, due 10/24/17[5]	EUR	150,000	219,090
Telefonica Emisiones SAU
3.661%, due 09/18/17	EUR	50,000	70,991
4.375%, due 02/02/16	EUR	100,000	150,091
5.580%, due 06/12/13	EUR	100,000	155,851
Total Spain corporate notes			1,620,471

Sweden—0.40%
Akzo Nobel Sweden Finance AB
7.750%, due 01/31/14[10]	EUR	100,000	165,397
Nordea Bank AB
3.750%, due 02/24/17	EUR	90,000	131,283
6.250%, due 09/10/18[5]	EUR	100,000	155,035
Sandvik AB
6.875%, due 02/25/14	EUR	50,000	80,986
Skandinaviska Enskilda Banken AB
2.500%, due 09/01/15	EUR	100,000	140,593
4.375%, due 05/29/12	EUR	60,000	90,609
9.250%, due 03/13/15[5,9]	EUR	100,000	159,714
Stadshypotek AB
1.450%, due 09/30/13[6]		400,000	400,819
Svenska Handelsbanken AB
4.875%, due 03/25/14	EUR	90,000	140,108
Swedbank AB
2.800%, due 02/10/12[6]		100,000	101,834
Swedbank Hypotek AB
0.759%, due 03/28/14[5,6]		200,000	199,952
2.950%, due 03/28/16[7,8]		300,000	301,245
TeliaSonera AB
3.875%, due 10/01/25	EUR	50,000	66,215

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [4]	Value ($)
Corporate notes—(continued)
Sweden—(concluded)
Volvo Treasury AB
9.875%, due 02/27/14	EUR	60,000	103,856
Total Sweden corporate notes			2,237,646

Switzerland—0.06%
Credit Suisse London
4.750%, due 08/05/19	EUR	80,000	121,314
Transocean, Inc.
6.500%, due 11/15/20		200,000	224,504
Total Switzerland corporate notes			345,818

United Arab Emirates—0.03%
Dolphin Energy Ltd.
5.888%, due 06/15/19[6]		156,893	168,425

United Kingdom—1.35%
Abbey National Treasury Services PLC
2.875%, due 04/25/14		100,000	100,739
4.000%, due 04/27/16		225,000	227,277
Anglian Water Services Financing PLC
4.625%, due 10/07/13	EUR	80,000	123,023
Anglo American Capital PLC
4.375%, due 12/02/16	EUR	60,000	91,024
Aviva PLC
5.250%, due 10/02/23[5]	EUR	60,000	89,313
5.700%, due 09/29/15[5,9]	EUR	40,000	53,765
Bank of Scotland PLC
5.000%, due 11/21/11[6]		800,000	816,298
5.250%, due 02/21/17[6]		200,000	209,646
Barclays Bank PLC
5.250%, due 05/27/14	EUR	150,000	232,634
6.000%, due 01/23/18	EUR	60,000	90,441
BP Capital Markets PLC
3.100%, due 10/07/14	EUR	80,000	117,996
3.200%, due 03/11/16		100,000	100,812
3.875%, due 03/10/15		125,000	131,106
4.500%, due 10/01/20		75,000	75,587
Brambles Finance PLC
4.625%, due 04/20/18	EUR	100,000	150,185
British Telecommunications PLC
6.125%, due 07/11/14	EUR	50,000	80,152
Experian Finance PLC
4.750%, due 02/04/20	EUR	50,000	75,310
Hammerson PLC
4.875%, due 06/19/15	EUR	110,000	167,627
HSBC Bank PLC
3.125%, due 11/15/17	EUR	150,000	211,329
3.750%, due 11/30/16	EUR	100,000	148,144
HSBC Holdings PLC
6.000%, due 06/10/19	EUR	65,000	102,670
6.500%, due 09/15/37		250,000	260,192
Imperial Tobacco Finance PLC
7.250%, due 09/15/14	EUR	150,000	247,666

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [4]	Value ($)
Corporate notes—(continued)
United Kingdom—(concluded)
LBG Capital No.2 PLC, Series 22
15.000%, due 12/21/19	EUR	50,000	102,199
Legal & General Group PLC
4.000%, due 06/08/25[5]	EUR	50,000	69,170
Lloyds TSB Bank PLC
4.500%, due 09/15/14	EUR	100,000	149,116
6.250%, due 04/15/14	EUR	160,000	250,667
6.500%, due 03/24/20	EUR	90,000	130,738
Mondi Finance Ltd.
5.750%, due 04/03/17	EUR	60,000	91,474
National Grid PLC
6.500%, due 04/22/14	EUR	100,000	161,512
Nationwide Building Society
3.750%, due 01/20/15	EUR	50,000	72,550
6.750%, due 07/22/20	EUR	60,000	90,379
PPL WEM Holdings PLC
3.900%, due 05/01/16[7,8]		350,000	355,477
Rexam PLC
4.375%, due 03/15/13	EUR	110,000	166,111
Royal Bank of Scotland Group PLC
4.875%, due 08/25/14[6]		400,000	422,984
Royal Bank of Scotland PLC
4.875%, due 01/20/17	EUR	170,000	249,931
6.000%, due 05/10/13	EUR	90,000	136,306
SABMiller PLC
4.500%, due 01/20/15	EUR	50,000	76,480
Scottish & Southern Energy PLC
5.025%, due 10/01/15[5,9]	EUR	50,000	72,947
6.125%, due 07/29/13	EUR	80,000	126,279
Standard Chartered PLC
5.750%, due 04/30/14	EUR	100,000	158,149
United Utilities Water PLC
4.250%, due 01/24/20	EUR	50,000	73,299
Virgin Media Finance PLC
9.500%, due 08/15/16		250,000	286,563
Vodafone Group PLC
4.750%, due 06/14/16	EUR	80,000	124,721
WPP Finance (UK)
8.000%, due 09/15/14		200,000	235,304
Total United Kingdom corporate notes			7,505,292

United States—4.54%
ACCO Brands Corp.
10.625%, due 03/15/15		125,000	140,938
Alcoa, Inc.
5.400%, due 04/15/21		100,000	101,537
Allison Transmission, Inc.
11.250%, due 11/01/15[6,11]		125,000	138,425
Ally Financial, Inc.
6.875%, due 09/15/11		750,000	761,727

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [4]	Value ($)
Corporate notes—(continued)
United States—(continued)
Anadarko Petroleum Corp.
6.375%, due 09/15/17		200,000	225,892
Anheuser-Busch InBev Worldwide, Inc.
7.750%, due 01/15/19		250,000	313,464
ANZ Capital Trust II
5.360%, due 12/15/13[6,9]		325,000	330,687
Arizona Public Service Co.
8.750%, due 03/01/19		300,000	382,213
Ashtead Capital, Inc.
9.000%, due 08/15/16[6]		100,000	105,500
AT&T, Inc.
2.950%, due 05/15/16		50,000	50,244
Bank of America Corp.
4.000%, due 03/28/18[5]	EUR	50,000	69,286
4.750%, due 04/03/17	EUR	100,000	147,280
5.125%, due 09/26/14	EUR	100,000	153,179
5.875%, due 01/05/21		75,000	79,997
Bank of America Corp. MTN
3.625%, due 03/17/16		175,000	175,889
BB&T Corp. MTN
3.200%, due 03/15/16		250,000	252,044
BNP Paribas Capital Trust III
6.625%, due 10/23/11[5,9]	EUR	100,000	148,115
Boston Scientific Corp.
4.500%, due 01/15/15		125,000	131,108
7.000%, due 11/15/35[10]		125,000	134,378
Capital One Bank USA N.A.
8.800%, due 07/15/19		250,000	320,172
Capital One Capital III
7.686%, due 08/15/36		100,000	103,000
Case New Holland, Inc.
7.750%, due 09/01/13		125,000	136,094
Charter Communications Operating LLC/Charter Communications Operating Capital
8.000%, due 04/30/12[6,10]		125,000	131,250
10.875%, due 09/15/14[6,10]		100,000	111,750
CHS/Community Health Systems
8.875%, due 07/15/15		250,000	255,625
CIT Group, Inc.
7.000%, due 05/01/13		196,769	200,704
Citigroup Capital XXI
8.300%, due 12/21/77[5]		260,000	270,140
Citigroup, Inc.
4.000%, due 11/26/15	EUR	100,000	146,553
4.750%, due 05/31/17[5]	EUR	90,000	128,454
5.375%, due 08/09/20		275,000	287,569
7.375%, due 06/16/14	EUR	230,000	374,874
Comcast Holdings Corp.
10.625%, due 07/15/12		250,000	277,713
CommScope, Inc.
8.250%, due 01/15/19[6]		150,000	157,875

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [4]	Value ($)
Corporate notes—(continued)
United States—(continued)
COX Communications, Inc.
6.250%, due 06/01/18[6]		375,000	423,953
Darden Restaurants, Inc.
5.625%, due 10/15/12		225,000	238,178
DCP Midstream LLC
9.750%, due 03/15/19[6]		125,000	162,283
Developers Diversified Realty Corp.
7.500%, due 04/01/17		200,000	229,782
9.625%, due 03/15/16		100,000	122,876
DIRECTV Holdings LLC/DIRECTV Financing Co. Ltd.
7.625%, due 05/15/16		500,000	551,250
DISH DBS Corp.
7.125%, due 02/01/16		250,000	266,250
DJO Finance LLC/DJO Finance Corp.
10.875%, due 11/15/14		275,000	299,406
Dow Chemical Co.
7.600%, due 05/15/14		250,000	290,213
Duke Realty LP
6.750%, due 03/15/20		175,000	197,981
Energy Transfer Partners LP
5.950%, due 02/01/15		350,000	387,877
Enterprise Products Operating LLC
8.375%, due 08/01/66[5]		200,000	217,250
Fidelity National Information Services, Inc.
7.875%, due 07/15/20		150,000	165,750
First Niagara Financial Group, Inc.
6.750%, due 03/19/20		150,000	165,039
Fiserv, Inc.
6.125%, due 11/20/12		69,000	74,024
Ford Motor Co.
7.450%, due 07/16/31		125,000	142,545
Freeport-McMoRan Copper & Gold, Inc.
8.375%, due 04/01/17		250,000	275,625
Frontier Communications Corp.
6.250%, due 01/15/13		200,000	210,500
GE Capital Trust I
6.375%, due 11/15/67[5]		100,000	103,750
GE Capital Trust II
5.500%, due 09/15/67[5]	EUR	50,000	69,614
General Electric Capital Corp.
6.375%, due 11/15/67[5]		150,000	155,813
Goodyear Tire & Rubber Co.
10.500%, due 05/15/16		250,000	283,125
HCA, Inc.
7.875%, due 02/15/20		125,000	136,094
9.250%, due 11/15/16		125,000	134,063
HCP, Inc.
5.375%, due 02/01/21		275,000	285,850

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [4]	Value ($)
Corporate notes—(continued)
United States—(continued)
Hospira, Inc.
5.600%, due 09/15/40		100,000	96,369
HSBC Bank USA N.A.
4.875%, due 08/24/20		250,000	248,853
6.000%, due 08/15/40[5]	BRL	490,000	641,816
HSBC Finance Corp.
3.750%, due 11/04/15	EUR	100,000	147,800
HVB Funding Trust VIII
7.055%, due 03/28/12[5,9]	EUR	55,000	81,056
International Paper Co.
7.950%, due 06/15/18		75,000	91,170
Iron Mountain, Inc.
6.625%, due 01/01/16		125,000	125,156
JP Morgan Chase & Co.
6.125%, due 04/01/14	EUR	200,000	318,200
JP Morgan Chase Bank N.A.
4.625%, due 05/31/17[5]	EUR	150,000	221,554
JP Morgan Chase Capital XX, Series T
6.550%, due 09/29/36		150,000	154,337
Kraft Foods, Inc.
6.250%, due 03/20/15	EUR	50,000	80,961
6.500%, due 02/09/40		175,000	195,199
Liberty Property LP
4.750%, due 10/01/20		200,000	199,607
Merrill Lynch & Co., Inc.
4.625%, due 09/14/18	EUR	50,000	68,342
4.875%, due 05/30/14	EUR	100,000	152,685
MetLife Capital Trust X
9.250%, due 04/08/38[6]		300,000	375,000
MetLife Global Funding I
4.625%, due 05/16/17	EUR	50,000	75,601
Morgan Stanley
4.000%, due 11/17/15	EUR	255,000	371,976
4.500%, due 02/23/16	EUR	100,000	146,856
5.500%, due 07/24/20		100,000	102,157
Morgan Stanley MTN
6.625%, due 04/01/18		150,000	167,457
Nevada Power Co.
6.500%, due 05/15/18		375,000	433,273
News America, Inc.
6.150%, due 02/15/41[6]		250,000	254,729
Nielsen Finance LLC/Nielsen Finance Co.
11.500%, due 05/01/16		125,000	147,813
Northwestern Mutual Life Insurance
6.063%, due 03/30/40[6]		325,000	349,388
NRG Energy, Inc.
7.375%, due 02/01/16		250,000	259,375
Pemex Project Funding Master Trust
6.375%, due 08/05/16	EUR	80,000	127,675
Plastipak Holdings, Inc.
8.500%, due 12/15/15[6]		75,000	78,750

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [4]	Value ($)
Corporate notes—(continued)
United States—(continued)
PNC Bank N.A.
6.875%, due 04/01/18		200,000	234,343
Pokagon Gaming Authority
10.375%, due 06/15/14[6]		125,000	128,906
Progress Energy, Inc.
7.050%, due 03/15/19		300,000	360,591
ProLogis
1.875%, due 11/15/37		175,000	173,250
Prudential Financial, Inc.
3.875%, due 01/14/15		400,000	418,306
Prudential Financial, Inc. MTN
6.000%, due 12/01/17		250,000	279,287
Puget Sound Energy, Inc., Series A
6.974%, due 06/01/67[5]		150,000	150,386
Qwest Corp.
8.375%, due 05/01/16		200,000	237,500
Regions Bank
7.500%, due 05/15/18		250,000	269,806
Rensselaer Polytechnic Institute
5.600%, due 09/01/20		375,000	397,601
Reynolds Group Issuance/Reynold
6.875%, due 02/15/21[6]		250,000	257,813
7.750%, due 10/15/16[10]	EUR	60,000	92,424
Roche Holdings, Inc.
6.500%, due 03/04/21	EUR	260,000	463,114
Rock-Tenn Co.
5.625%, due 03/15/13		25,000	25,813
RSC Equipment Rental, Inc./RSC Holdings III LLC
8.250%, due 02/01/21		125,000	131,875
10.000%, due 07/15/17[6]		125,000	143,125
Santander Holdings USA, Inc.
4.625%, due 04/19/16		110,000	113,537
Simon Property Group LP
10.350%, due 04/01/19		500,000	695,626
SLM Corp.
3.125%, due 09/17/12	EUR	50,000	72,714
6.250%, due 01/25/16		175,000	185,560
Sprint Capital Corp.
8.375%, due 03/15/12		125,000	132,031
SunTrust Banks, Inc.
3.600%, due 04/15/16		175,000	177,256
Swiss Re Treasury (US)
7.000%, due 05/19/14	EUR	50,000	81,585
Tennessee Gas Pipeline
8.000%, due 02/01/16		225,000	271,213
8.375%, due 06/15/32		350,000	440,419
The Procter & Gamble Co.
4.875%, due 05/11/27	EUR	75,000	114,237
Toyota Motor Credit Corp.
6.625%, due 02/03/16	EUR	20,000	33,485

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [4]	Value ($)
Corporate notes—(concluded)
United States—(concluded)
Transatlantic Holdings, Inc.
8.000%, due 11/30/39		175,000	190,295
Wachovia Corp.
4.375%, due 08/01/16	EUR	300,000	451,886
4.375%, due 11/27/18	EUR	50,000	72,316
Wal-Mart Stores, Inc.
4.875%, due 09/21/29	EUR	60,000	90,689
Whirlpool Corp.
8.600%, due 05/01/14		100,000	116,832
Williams Partners LP
5.250%, due 03/15/20		100,000	106,351
Zurich Finance (USA), Inc.
5.750%, due 10/02/23[5]	EUR	80,000	123,506
Total United States corporate notes			25,279,600
Total corporate notes (cost—$66,431,086)			71,061,333

Municipal bonds and notes—0.56%
United States—0.56%
California (Build America Bonds)
7.500%, due 04/01/34		325,000	363,434
7.550%, due 04/01/39		225,000	255,235
7.625%, due 03/01/40		375,000	427,976
Connecticut State Health & Educational Facility Authority Revenue (Yale University), Series Z-1
5.000%, due 07/01/42		75,000	76,259
Dallas Area Rapid Transit Sales Tax Revenue Senior Lien
5.250%, due 12/01/48		100,000	101,268
Illinois (Build America Bonds)
7.350%, due 07/01/35		225,000	241,457
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project), Series A
5.000%, due 10/01/44		75,000	75,386
Pennsylvania Higher Education Assistance Agency Student Loan Revenue, Series 2, Class A-1
0.883%, due 04/25/19[5]		425,864	426,174
South Carolina Student Loan Corp. Education Loan Revenue, Series A-1
0.411%, due 12/03/18[5]		1,200,000	1,187,386
Total municipal bonds and notes (cost—$2,981,982)			3,154,575

Non-US government obligations—1.10%
Argentina—0.10%
Argentina Government Bond
0.037%, due 12/15/35[12]	EUR	2,680,000	565,651

Australia—0.33%
Australia Government Bond
4.000%, due 08/20/15	AUD	1,000,000	1,867,381

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

		Face amount [4]	Value ($)
Non-US government obligations—(concluded)
Germany—0.06%
Bundesobligation, Series 156
2.500%, due 02/27/15	EUR	70,000	104,335
Bundesrepublik Deutschland
6.250%, due 01/04/24	EUR	120,000	227,867
Total Germany			332,202

Ireland—0.12%
Ireland Government Bond
4.400%, due 06/18/19	EUR	330,000	327,531
4.600%, due 04/18/16	EUR	80,000	86,895
5.900%, due 10/18/19	EUR	210,000	227,060
Total Ireland			641,486

Malaysia—0.40%
Bank Negara Malaysia Monetary Notes
2.668%, due 07/14/11[13]	MYR	2,650,000	889,453
Malaysia Government Bond
3.434%, due 08/15/14	MYR	3,950,000	1,336,956
Total Malaysia			2,226,409

Qatar—0.09%
State of Qatar
5.250%, due 01/20/20[6]		470,000	495,850
Total non-US government obligations (cost—$5,781,252)			6,128,979

Time deposits—3.74%
BNP Paribas
0.090%, due 05/03/11		3,805,419	3,805,419
Danske Bank
0.050%, due 05/03/11		3,440,386	3,440,386
ING Bank N.V.
0.070%, due 05/03/11		3,830,415	3,830,415
Rabobank Nederland N.V.
0.050%, due 05/03/11		6,119,797	6,119,797

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

	Face amount [4]	Value ($)
Time deposits—(concluded)
Societe Generale, Cayman Islands
0.110%, due 05/02/11	3,628,443	3,628,443
Total time deposits (cost—$20,824,460)		20,824,460

Certificates of deposit—2.15%
Banking-non-US—2.15%
Dexia Bank Belgium SA
0.500%, due 05/23/11	4,000,000	4,000,000
KBC Bank N.V.
0.470%, due 07/11/11	4,000,000	4,000,000
UniCredit SpA London
0.550%, due 06/10/11	4,000,000	4,000,000
Total certificates of deposit (cost—$12,000,000)		12,000,000

Short-term US government obligations[14]—16.42%
US Treasury Bills
0.163%, due 06/16/11[3]	52,353,000	52,352,215
0.115%, due 08/18/11	31,150,000	31,144,673
0.163%, due 09/22/11[3]	8,000,000	7,997,392
Total short-term US government obligations (cost—$91,477,044)		91,494,280

Repurchase agreement—12.53%
Repurchase agreement dated 04/29/11 with State Street Bank & Trust Co., 0.010% due 05/02/11, collateralized by $40,374,360 US Treasury Bills, zero coupon due 05/19/11 and $29,180,423 US Treasury Notes, 3.125% due 04/30/17; (value—$71,214,872); proceeds: $69,817,058 (cost—$69,817,000)	69,817,000	69,817,000

	Number of contracts/Notional amount
Options—0.38%
Call options purchased—0.22%
CBOE SPX Volitility Index, strike @ $30, expires 05/18/11	205	2,050
GBP Call/EUR Put, strike @ EUR 1.33, expires 11/07/11	7,800,000	11,517
GBP Call/ZAR Put, strike @ ZAR 13.7, expires 10/19/11	3,700,000	26,774
S&P 500 Index, strike @ 1,325, expires 05/21/11	131	575,745
S&P 500 Index, strike @ 1,475, expires 05/21/11	47	470
S&P 500 Index, strike @ 1,475, expires 06/18/11	134	7,370
S&P 500 Index, strike @ 1,500, expires 07/16/11	140	8,400
USD Call/JPY Put, strike @ $86, expires 12/10/15	1,000,000	62,871
USD Call/JPY Put, strike @ $94, expires 08/15/13	11,700,000	320,229

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of contracts/Notional amount	Value ($)
Options—(concluded)
Call options purchased—(concluded)
3 month EURIBOR[15] Interest Rate Swap, strike @ 2.600%, expires 11/01/13 (counterparty: Royal Bank of Scotland PLC; pay floating rate); underlying swap terminates 05/11/18	19,150,000	177,343
3 month EURIBOR[15] Interest Rate Swap, strike @ 2.600%, expires 09/12/13 (counterparty: Royal Bank of Scotland PLC; pay floating rate); underlying swap terminates 11/12/18	2,500,000	23,642
Total call options purchased		1,216,411

Put options purchased—0.16%
GBP Put/EUR Call, strike @ EUR 1.19, expires 11/07/11	7,800,000	816,187
S&P 500 Index, strike @ 1,050, expires 07/16/11	280	39,200
S&P 500 Index, strike @ 1,075, expires 07/16/11	280	56,000
Total put options purchased		911,387
Total options (cost—$2,771,208)		2,127,798
Total investments before investments sold short (cost—$539,318,255)—101.51%		565,736,564

	Number of shares
Investments sold short—(4.31)%
Common stocks—(4.31)%
Australia—(0.07)%
Paladin Energy Ltd.	(109,625)	(396,528)

Austria—(0.03)%
Raiffeisen Bank International AG	(2,500)	(137,840)

Belgium—(0.21)%
Ageas	(384,109)	(1,165,723)

Canada—(0.43)%
Ivanhoe Mines Ltd.	(42,795)	(1,122,173)
Manulife Financial Corp.	(26,800)	(481,247)
Progress Energy Resources Corp.	(43,200)	(590,824)
Sino-Forest Corp.	(8,100)	(201,269)
Total Canada common stocks		(2,395,513)

Denmark—(0.02)%
Vestas Wind Systems A/S	(3,795)	(134,763)

Finland—(0.20)%
Outokumpu Oyj	(67,942)	(1,131,107)

France—(0.25)%
Alstom SA	(2,643)	(175,750)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
France—(concluded)
Suez Environnement Co.	(52,579)	(1,211,772)
		(1,387,522)

Germany—(0.14)%
Salzgitter AG	(9,795)	(769,062)

Ireland—(0.07)%
James Hardie Industries SE-CDI	(61,543)	(397,998)

Japan—(1.40)%
Advantest Corp.	(25,800)	(507,953)
Daiwa Securities Group, Inc.	(252,000)	(1,081,132)
Kawasaki Kisen Kaisha Ltd.	(46,000)	(153,116)
Mitsui Fudosan Co. Ltd.	(1,000)	(17,074)
NKSJ Holdings, Inc.	(185,000)	(1,181,409)
Nomura Holdings, Inc.	(226,200)	(1,148,917)
SBI Holdings, Inc.	(4,029)	(431,137)
Senshu Ikeda Holdings, Inc.	(371,900)	(550,182)
Shinsei Bank Ltd.	(612,000)	(731,850)
Sumco Corp.	(4,400)	(83,970)
T&D Holdings, Inc.	(40,300)	(989,180)
Tokyo Steel Manufacturing Co. Ltd.	(87,500)	(941,718)
Total Japan common stocks		(7,817,638)

Spain—(0.33)%
Acciona SA	(15,773)	(1,834,866)

Switzerland—(0.08)%
Foster Wheeler AG	(12,100)	(430,397)

United States—(1.08)%
Alpha Natural Resources, Inc.	(16,300)	(948,171)
CB Richard Ellis Group, Inc., Class A	(43,300)	(1,156,543)
Human Genome Sciences, Inc.	(27,400)	(807,478)
Masco Corp.	(29,400)	(394,548)
Motorola Mobility Holdings, Inc.	(42,800)	(1,115,368)
Vulcan Materials Co.	(35,200)	(1,591,040)
Total United States common stocks		(6,013,148)
Total investments sold short (proceeds—$23,734,710)—(4.31)%		(24,012,105)
Other assets in excess of liabilities—2.80%		15,593,416
Net assets—100.00%		557,317,875

Aggregate cost for federal income tax purposes before investments sold short was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$33,242,161
Gross unrealized depreciation	(6,823,852)
Net unrealized appreciation	$26,418,309

*	Non-income producing security.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

**

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Security is traded on the Toronto Stock Exchange.
2	Security is traded on the New York Stock Exchange.
3	Security, or portion thereof, pledged as collateral for investments sold short, written options or futures.
4	In US Dollars unless otherwise indicated.
5	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2011 and changes periodically.
6

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.49% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

7	Illiquid securities representing 0.64% of net assets as of April 30, 2011.
8

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.54% of net assets as of April 30, 2011, are considered illiquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

9	Perpetual bond security. The maturity date reflects the next call date.
10	Step bond that converts to the noted fixed rate at a designated future date.
11	Payment-in-kind security for which part of the income earned may be paid as additional principal.
12	GDP-linked bond.
13	Zero coupon bond. The interest rate represents annualized yield at date of purchase.
14	Rates shown are the discount rates at date of purchase.
15	3 Month EURIBOR at April 30, 2011 was 1.385%.
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of April 30, 2011.
AUD	Australian Dollar
BRL	Brazilian Real
CDI	Certificado de Depsito Interbancio
ETF	Exchange Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great Britain Pound
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
MYR	Malaysian Ringgit
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

SDR	Special Drawing Rights
SPDR	Standard & Poor’s Depository Receipts
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

USD	United States Dollar
ZAR	South African Rand

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

Written options

					Unrealized
Number of		Expiration	Premiums	Current	appreciation
contracts	Call options written	dates	received ($)	value ($)	(depreciation) ($)
134	S&P 500 Index, strike @ 1,375	06/18/11	173,921	(242,540)	(68,619)
140	S&P 500 Index, strike @ 1,400	07/16/11	180,308	(217,700)	(37,392)
			354,229	(460,240)	(106,011)

	Put options written
280	S&P 500 Index, strike @ 1,275	07/16/11	622,416	(396,200)	226,216
			976,645	(856,440)	120,205

Written option activity for the nine months ended April 30, 2011 was as follows:

	Number of	Premiums
	contracts	received ($)
Options outstanding at July 31, 2010	224	269,063
Options written	4,695	8,491,841
Options terminated in closing purchase transactions	(4,057)	(7,725,587)
Options expired prior to exercise	(308)	(58,672)
Options outstanding at April 30, 2011	554	976,645

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

Swaptions and foreign exchange written options

				Pay/receive				Unrealized
Notional amount				floating	Expiration	Premiums	Current	appreciation
(000)		Call options written	Counterparty	rate	dates	received ($)	value ($)	(depreciation) ($)
EUR	1,000	3 Month EURIBOR[15] Interest Rate Swap, strike @ 2.70%; terminating 11/12/23	Royal Bank of Scotland PLC	Receive	09/12/13	14,536	(11,537)	2,999
GBP	7,800	GBP Call/EUR Put, strike @ EUR 1.333	BNP Paribas	n/a	11/07/11	90,594	(11,517)	79,077
GBP	3,700	GBP Call/ZAR Put, strike @ ZAR 13.7	Royal Bank of Scotland PLC	n/a	10/19/11	91,477	(26,773)	64,704
USD	3,300	3 Month USD LIBOR[16] Interest Rate Swap, strike @ 3.117%; terminating 05/16/18	Deutsche Bank AG	Receive	05/12/11	23,595	(1,115)	22,480
USD	2,500	3 Month USD LIBOR[16] Interest Rate Swap, strike @ 3.480%; terminating 06/01/21	Bank of America NA	Receive	05/27/11	23,250	(13,465)	9,785
						243,452	(64,407)	179,045

		Put options written
EUR	10,200	3 Month EURIBOR[15] Interest Rate Swap, strike @ 2.70%; terminating 05/11/23	Royal Bank of Scotland PLC	Receive	11/01/13	389,299	(112,597)	276,702
GBP	7,800	GBP Put/EUR Call, strike @ EUR 1.19	BNP Paribas	n/a	11/07/11	470,464	(816,187)	(345,723)
USD	3,300	3 Month USD LIBOR[16] Interest Rate Swap, strike @ 3.117%; terminating 05/16/18	Deutsche Bank AG	Receive	05/12/11	23,595	(65,528)	(41,933)
USD	2,500	3 Month USD LIBOR[16] Interest Rate Swap, strike @ 3.487%; terminating 06/01/21	Bank of America NA	Receive	05/27/11	23,250	(28,695)	(5,445)
USD	1,000	USD Put/JPY Call, strike @ JPY 68	Royal Bank of Scotland PLC	n/a	12/10/15	84,275	(86,369)	(2,094)
USD	11,700	USD Put/JPY Call, strike @ JPY 75	Royal Bank of Scotland PLC	n/a	08/15/13	592,605	(719,768)	(127,163)
						1,583,488	(1,829,144)	(245,656)
						1,826,940	(1,893,551)	(66,611)

16	3 Month LIBOR at April 30, 2011 was 0.273%.
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
n/a	Not applicable

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar
ZAR	South African Rand

Swaption and foreign exchange written option activity for the nine months ended April 30, 2011 was as follows:

Premiums
received ($)
Swaption and foreign exchange options outstanding at July 31, 2010	—
Swaption and foreign exchange options written	3,267,048
Swaption and foreign exchange options terminated in closing purchase transactions	(1,414,546)
Swaptions and foreign exchange written options expired prior to exercise	(25,562)
Swaption and foreign exchange options outstanding at April 30, 2011	1,826,940

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

Futures contracts17

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
1	AUD	Australian Treausury Bond 3 Year Futures	June 2011	111,902	112,112	210
342	AUD	Australian Treausury Bond 10 Year Futures	June 2011	38,665,107	39,027,011	361,904
19	CAD	S&P TSE 60 Index Futures	June 2011	3,174,943	3,191,463	16,520
8	EUR	AEX Index Futures	May 2011	861,120	848,738	(12,382)
9	EUR	DAX Index Futures	June 2011	2,320,389	2,513,423	193,034
129	EUR	DJ Euro Stoxx 50 Index Futures	June 2011	5,198,346	5,640,099	441,753
27	EUR	FTSE MIB Index Futures	June 2011	4,221,715	4,421,514	199,799
2	EUR	German Euro BOBL Futures	June 2011	340,284	341,940	1,656
349	EUR	German Euro Bund Futures	June 2011	62,922,215	63,645,087	722,872
2	EUR	German Euro Buxl Futures	June 2011	303,848	307,699	3,851
12	EUR	IBEX 35 Index Futures	May 2011	1,897,084	1,909,928	12,844
59	GBP	FTSE 100 Index Futures	June 2011	5,810,292	5,937,021	126,729
1	GBP	FTSE 250 Index Futures	June 2011	191,859	199,529	7,670
23	HKD	Hang Seng Index Futures	May 2011	3,556,903	3,476,975	(79,928)
3	JPY	Japan Government Bond 10 Year Futures	June 2011	5,141,521	5,178,087	36,566
19	JPY	Japan Government Bond 10 Year Mini Futures	June 2011	3,277,317	3,279,924	2,607
20	JPY	NIKKEI 225 Index Futures	June 2011	2,815,526	2,922,603	107,077
65	JPY	TOPIX Index Futures	June 2011	7,278,050	6,837,257	(440,793)
58	KRW	KOSPI 200 Index Futures	June 2011	7,168,049	7,872,060	704,011
34	USD	90 Day Euro Dollar Futures	June 2011	8,472,286	8,474,925	2,639
408	USD	90 Day Euro Dollar Futures	September 2011	101,540,356	101,637,900	97,544
10	USD	90 Day Euro Dollar Futures	December 2011	2,485,841	2,488,500	2,659
10	USD	90 Day Euro Dollar Futures	March 2012	2,479,704	2,484,625	4,921
19	USD	NIKKEI 225 Index Futures	June 2011	990,451	944,775	(45,676)
50	USD	Russell 2000 Mini Index Futures	June 2011	4,212,904	4,319,500	106,596
265	USD	S&P 500 E-Mini Index Futures	June 2011	17,392,306	18,016,025	623,719
165	USD	Ultra Long-Term US Treasury Bond Futures	June 2011	20,229,297	20,769,375	540,078
17	USD	US Treasury Note 2 Year Futures	June 2011	3,708,896	3,725,128	16,232
483	USD	US Treasury Note 10 Year Futures	June 2011	57,336,620	58,510,922	1,174,302
				374,105,131	379,034,145	4,929,014

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

		Sale contracts		Proceeds ($)
50	AUD	ASX SPI 200 Index Futures	June 2011	6,374,190	6,577,047	(202,857)
454	AUD	Australian Treausury Bond 10 Year Futures	June 2011	51,663,897	51,807,787	(143,890)
158	CAD	Canadian Government Bond 10 Year Futures	June 2011	20,086,107	20,248,512	(162,405)
10	CAD	S&P TSE 60 Index Futures	June 2011	1,672,120	1,679,718	(7,598)
12	CHF	Swiss Market Index Futures	June 2011	839,514	901,192	(61,678)
23	EUR	CAC 40 Index Futures	May 2011	1,358,103	1,383,339	(25,236)
67	EUR	DJ Euro Stoxx 50 Index Futures	June 2011	2,852,586	2,929,354	(76,768)
540	EUR	DJ Euro Stoxx Banks Futures	June 2011	6,973,637	6,833,760	139,877
5	EUR	German Euro Bund Futures	June 2011	895,817	911,821	(16,004)
307	GBP	United Kingdom Long Gilt 10 Year Futures	June 2011	59,749,929	61,017,184	(1,267,255)
15	HKD	Hang Seng Index Futures	May 2011	2,301,045	2,267,592	33,453
22	JPY	Japan Government Bond 10 Year Futures	June 2011	37,695,130	37,972,644	(277,514)
34	JPY	TOPIX Index Futures	June 2011	3,937,007	3,576,411	360,596
88	SEK	OMX 30 Index Futures	May 2011	1,655,791	1,690,679	(34,888)
13	SGD	MSCI Singapore Index Futures SGX	May 2011	793,356	788,349	5,007
277	USD	90 Day Euro Dollar Futures	September 2011	68,169,405	68,443,238	(273,833)
1	USD	90 Day Euro Dollar Futures	June 2012	247,110	247,850	(740)
1	USD	90 Day Euro Dollar Futures	September 2012	246,135	247,088	(953)
4	USD	90 Day Euro Dollar Futures	December 2012	979,814	985,200	(5,386)
114	USD	90 Day Euro Dollar Futures	March 2013	27,874,373	27,999,825	(125,452)
4	USD	90 Day Euro Dollar Futures	June 2013	974,239	979,800	(5,561)
4	USD	90 Day Euro Dollar Futures	September 2013	971,676	977,150	(5,474)
4	USD	90 Day Euro Dollar Futures	December 2013	968,914	974,500	(5,586)
4	USD	90 Day Euro Dollar Futures	March 2014	966,764	972,200	(5,436)
3	USD	90 Day Euro Dollar Futures	June 2014	724,266	727,425	(3,159)
3	USD	90 Day Euro Dollar Futures	September 2014	722,729	725,738	(3,009)
3	USD	90 Day Euro Dollar Futures	December 2014	721,129	724,050	(2,921)
3	USD	90 Day Euro Dollar Futures	March 2015	719,754	722,588	(2,834)
1	USD	90 Day Euro Dollar Futures	June 2015	239,672	240,388	(716)
1	USD	90 Day Euro Dollar Futures	September 2015	239,285	239,938	(653)
1	USD	90 Day Euro Dollar Futures	December 2015	238,897	239,513	(616)
1	USD	90 Day Euro Dollar Futures	March 2016	238,610	239,163	(553)
28	USD	MSCI Taiwan Index Futures	May 2011	896,945	895,720	1,225
161	USD	Russell 2000 Mini Index Futures	June 2011	12,904,172	13,908,790	(1,004,618)
130	USD	S&P 500 E-Mini Index Futures	June 2011	8,420,280	8,838,050	(417,770)
19	USD	Ultra Long-Term US Treasury Bond Futures	June 2011	2,355,159	2,391,625	(36,466)
34	USD	US Treasury Note 2 Year Futures	June 2011	7,446,006	7,450,250	(4,244)
204	USD	US Treasury Note 5 Year Futures	June 2011	23,986,720	24,167,625	(180,905)
347	USD	US Treasury Note 10 Year Futures	June 2011	41,325,075	42,035,797	(710,722)
37	USD	US Treasury Bond 30 Year Futures	June 2011	4,490,749	4,527,875	(37,126)
				405,916,107	410,486,775	(4,570,668)
						358,346

17                      Restricted cash of $4,497,451 has been delivered to borker as initial margin for futures contracts.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Bank of America N.A.	AUD	2,585,000	USD	2,730,621	06/15/11	(87,444)
Bank of America N.A.	BRL	526,000	USD	332,406	07/20/11	805
Bank of America N.A.	CAD	645,000	USD	655,757	06/15/11	(25,263)
Bank of America N.A.	CHF	560,000	USD	635,894	06/15/11	(11,672)
Bank of America N.A.	EUR	235,000	USD	329,380	06/15/11	(18,281)
Bank of America N.A.	NOK	3,390,000	USD	634,119	06/15/11	(10,391)
Bank of America N.A.	NZD	590,000	USD	434,270	06/15/11	(41,811)
Bank of America N.A.	SEK	5,330,000	USD	857,161	06/15/11	(22,932)
Bank of America N.A.	USD	107,363	AUD	105,000	06/15/11	7,104
Bank of America N.A.	USD	1,114,972	BRL	1,765,000	07/20/11	(2,280)
Bank of America N.A.	USD	107,860	CAD	105,000	06/15/11	3,003
Bank of America N.A.	USD	215,689	CHF	200,000	06/15/11	15,584
Bank of America N.A.	USD	106,161	NZD	140,000	06/15/11	6,808
Bank of America N.A.	USD	224,731	NZD	282,000	07/20/11	2,280
Bank of America N.A.	USD	327,018	SEK	2,080,000	06/15/11	16,432
Bank of America N.A.	USD	658,390	SGD	835,000	06/15/11	23,767
Barclays Bank PLC	AUD	7,179,000	USD	7,486,154	07/20/11	(305,298)
Barclays Bank PLC	CHF	205,000	USD	224,159	06/15/11	(12,896)
Barclays Bank PLC	EUR	478,000	MXN	8,148,131	07/26/11	(3,936)
Barclays Bank PLC	EUR	137,643	USD	201,316	06/09/11	(2,348)
Barclays Bank PLC	GBP	140,000	USD	224,760	06/15/11	(8,964)
Barclays Bank PLC	GBP	926,000	USD	1,530,456	07/20/11	(14,723)
Barclays Bank PLC	JPY	28,700,000	USD	351,990	06/15/11	(1,892)
Barclays Bank PLC	NOK	4,310,000	USD	760,972	06/15/11	(58,449)
Barclays Bank PLC	NZD	438,000	USD	350,453	07/20/11	(2,140)
Barclays Bank PLC	SEK	2,780,000	USD	434,995	06/15/11	(24,040)
Barclays Bank PLC	SGD	378,000	USD	302,923	07/20/11	(5,894)
Barclays Bank PLC	TWD	9,826,000	USD	333,820	06/23/11	(9,436)
Barclays Bank PLC	USD	1,747,470	AUD	1,669,000	07/20/11	63,915
Barclays Bank PLC	USD	219,926	CAD	215,000	06/15/11	7,080
Barclays Bank PLC	USD	223,305	EUR	160,091	06/09/11	13,573
Barclays Bank PLC	USD	4,818,219	EUR	3,454,000	06/17/11	291,386
Barclays Bank PLC	USD	1,589,239	GBP	965,000	06/15/11	21,788
Barclays Bank PLC	USD	4,135,772	GBP	2,578,000	06/17/11	167,975
Barclays Bank PLC	USD	2,682,000	MXN	31,206,947	06/24/11	16,083
Barclays Bank PLC	USD	324,572	NOK	1,830,000	06/15/11	23,350
Barclays Bank PLC	USD	108,980	SEK	690,000	06/15/11	4,953

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Barclays Bank PLC	USD	959,242	SGD	1,185,000	06/15/11	8,849
Barclays Bank PLC	USD	675,567	SGD	843,000	07/20/11	13,144
Barclays Bank PLC	USD	1,370,748	TWD	39,396,000	06/23/11	5,491
Barclays Bank PLC	USD	1,344,517	ZAR	9,495,785	05/26/11	97,516
Barclays Capital, Inc.	CHF	230,000	USD	242,766	05/10/11	(23,141)
Barclays Capital, Inc.	CHF	1,600,000	USD	1,676,184	05/16/11	(173,670)
Barclays Capital, Inc.	CZK	37,383,600	PLN	6,000,000	05/19/11	(32,744)
Barclays Capital, Inc.	DKK	1,200,000	USD	218,983	05/16/11	(19,283)
Barclays Capital, Inc.	EUR	697,936	USD	950,000	05/10/11	(83,549)
Barclays Capital, Inc.	EUR	4,585,754	USD	6,159,043	05/20/11	(629,977)
Barclays Capital, Inc.	EUR	1,105,795	USD	1,500,000	06/21/11	(135,659)
Barclays Capital, Inc.	GBP	2,800,000	USD	4,507,966	05/11/11	(168,603)
Barclays Capital, Inc.	NOK	1,000,000	USD	172,873	05/16/11	(17,585)
Barclays Capital, Inc.	SGD	450,000	USD	353,876	05/16/11	(13,754)
Barclays Capital, Inc.	ZAR	9,495,785	USD	1,300,000	05/26/11	(142,033)
BNP Paribas SA	AUD	3,503,865	USD	3,522,979	05/16/11	(311,317)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
BNP Paribas SA	CAD	2,300,000	USD	2,324,902	05/16/11	(105,237)
BNP Paribas SA	CHF	395,000	USD	436,299	06/15/11	(20,467)
BNP Paribas SA	EUR	4,700,000	USD	6,391,201	05/16/11	(567,720)
BNP Paribas SA	EUR	978,145	USD	1,383,841	06/09/11	(63,471)
BNP Paribas SA	EUR	925,000	USD	1,330,234	06/15/11	(38,221)
BNP Paribas SA	EUR	766,000	USD	1,107,242	07/20/11	(24,854)
BNP Paribas SA	GBP	970,000	USD	1,595,912	06/15/11	(23,462)
BNP Paribas SA	HKD	3,900,000	USD	501,658	05/16/11	(537)
BNP Paribas SA	JPY	385,000,000	USD	4,692,124	05/16/11	(54,424)
BNP Paribas SA	JPY	281,587,000	USD	3,391,082	07/20/11	(81,689)
BNP Paribas SA	NOK	1,220,000	USD	217,353	06/15/11	(14,595)
BNP Paribas SA	NZD	1,390,000	USD	1,114,724	06/15/11	(6,890)
BNP Paribas SA	SEK	4,300,000	USD	665,930	05/16/11	(45,216)
BNP Paribas SA	SEK	1,390,000	USD	218,558	06/15/11	(10,960)
BNP Paribas SA	SGD	555,000	USD	438,302	06/15/11	(15,108)
BNP Paribas SA	USD	994,229	AUD	955,000	06/15/11	46,874
BNP Paribas SA	USD	1,203,218	CAD	1,170,000	06/15/11	32,119
BNP Paribas SA	USD	319,175	CHF	285,000	06/15/11	10,390
BNP Paribas SA	USD	706,629	EUR	500,000	05/16/11	33,682
BNP Paribas SA	USD	1,369,987	EUR	964,788	06/09/11	57,561
BNP Paribas SA	USD	430,000	GBP	267,481	05/11/11	16,748
BNP Paribas SA	USD	442,052	GBP	270,000	06/15/11	8,702
BNP Paribas SA	USD	802,815	JPY	65,000,000	05/16/11	(1,450)
BNP Paribas SA	USD	2,072,520	JPY	170,900,000	06/15/11	34,742
BNP Paribas SA	USD	960,371	NOK	5,260,000	06/15/11	39,664
BNP Paribas SA	USD	1,061,943	NZD	1,345,000	06/15/11	23,359
BNP Paribas SA	USD	1,131,551	SEK	7,083,000	07/20/11	35,669
Brown Brothers Harriman & Co.	AUD	440,000	USD	431,094	06/15/11	(48,576)
Brown Brothers Harriman & Co.	CAD	320,000	USD	324,794	06/15/11	(13,076)
Brown Brothers Harriman & Co.	CHF	295,000	USD	319,226	06/15/11	(21,903)
Brown Brothers Harriman & Co.	MXN	61,523,000	USD	5,294,412	07/20/11	(11,933)
Brown Brothers Harriman & Co.	SGD	695,000	USD	542,164	06/15/11	(25,620)
Brown Brothers Harriman & Co.	USD	1,084,322	BRL	1,736,000	07/20/11	10,087
Brown Brothers Harriman & Co.	USD	436,979	JPY	35,300,000	06/15/11	(1,716)
Brown Brothers Harriman & Co.	USD	1,309,359	MXN	15,416,000	07/20/11	20,267
Brown Brothers Harriman & Co.	USD	210,807	NZD	290,000	06/15/11	23,199
Citibank N.A.	AUD	777,000	USD	805,768	07/20/11	(37,519)
Citibank N.A.	EUR	4,152,000	USD	5,975,164	07/20/11	(161,210)
Citibank N.A.	GBP	2,040,000	USD	3,349,049	06/15/11	(56,645)
Citibank N.A.	JPY	247,700,000	USD	3,031,312	06/15/11	(22,923)
Citibank N.A.	NOK	12,110,000	USD	2,198,772	06/15/11	(103,592)
Citibank N.A.	NZD	1,205,000	USD	969,124	06/15/11	(3,211)
Citibank N.A.	NZD	439,000	USD	351,294	07/20/11	(2,104)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Citibank N.A.	SEK	13,940,000	USD	2,201,895	06/15/11	(99,885)
Citibank N.A.	USD	722,458	AUD	680,000	06/15/11	18,851
Citibank N.A.	USD	290,385	AUD	273,000	07/20/11	5,905
Citibank N.A.	USD	956,566	CAD	910,000	06/15/11	4,253
Citibank N.A.	USD	513,557	EUR	357,000	07/20/11	14,065
Citibank N.A.	USD	637,793	JPY	53,000,000	06/15/11	15,717
Citibank N.A.	USD	1,680,343	MXN	19,965,000	07/20/11	41,633
Citibank N.A.	USD	1,496,128	NOK	8,240,000	06/15/11	70,468
Citibank N.A.	USD	5,303,769	NOK	28,979,000	07/20/11	193,784
Citibank N.A.	USD	2,993,802	NZD	3,815,000	06/15/11	84,585
Citibank N.A.	USD	544,823	SEK	3,411,000	07/20/11	17,282
Credit Suisse London Branch	CAD	2,305,000	USD	2,402,869	06/15/11	(30,852)
Credit Suisse London Branch	CHF	205,000	USD	219,970	06/15/11	(17,086)
Credit Suisse London Branch	EUR	740,000	USD	1,062,430	06/15/11	(32,333)
Credit Suisse London Branch	GBP	405,000	USD	649,786	06/15/11	(26,344)
Credit Suisse London Branch	NOK	590,000	USD	103,771	06/15/11	(8,400)
Credit Suisse London Branch	NZD	438,000	USD	350,501	07/20/11	(2,092)
Credit Suisse London Branch	SEK	15,110,000	USD	2,455,493	06/15/11	(39,478)
Credit Suisse London Branch	TWD	23,187,000	USD	799,552	06/23/11	(10,450)
Credit Suisse London Branch	USD	290,496	AUD	273,000	07/20/11	5,794
Credit Suisse London Branch	USD	1,495,889	CAD	1,435,000	06/15/11	19,248
Credit Suisse London Branch	USD	1,286,101	CHF	1,160,000	06/15/11	55,286
Credit Suisse London Branch	USD	253,544	PLN	677,000	07/20/11	(388)
Credit Suisse London Branch	USD	835,224	TWD	24,518,000	06/23/11	21,274
Deutsche Bank AG London	AUD	905,000	USD	942,664	06/15/11	(43,931)
Deutsche Bank AG London	CAD	450,000	USD	468,367	06/15/11	(6,763)
Deutsche Bank AG London	CHF	140,000	USD	155,921	06/15/11	(5,971)
Deutsche Bank AG London	CNY	4,250,000	USD	660,194	03/30/12	(11,377)
Deutsche Bank AG London	EUR	40,000	USD	57,677	06/15/11	(1,499)
Deutsche Bank AG London	NZD	860,000	USD	650,142	06/15/11	(43,806)
Deutsche Bank AG London	SEK	5,620,000	USD	930,147	06/15/11	2,169
Deutsche Bank AG London	USD	3,077,645	AUD	2,920,000	06/15/11	105,623

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Deutsche Bank AG London	USD	662,940	CHF	575,000	06/15/11	1,972
Deutsche Bank AG London	USD	162,535	CHF	146,000	07/20/11	6,325
Deutsche Bank AG London	USD	1,438,846	CNY	9,223,000	03/30/12	18,544
Deutsche Bank AG London	USD	6,657,710	EUR	4,615,000	06/15/11	169,767
Deutsche Bank AG London	USD	789,436	GBP	475,000	06/15/11	3,557
Deutsche Bank AG London	USD	948,437	NOK	4,980,000	06/15/11	(1,635)
Deutsche Bank AG London	USD	319,211	SEK	2,000,000	06/15/11	11,030
Deutsche Bank AG London	USD	318,651	SGD	400,000	06/15/11	8,131
Goldman Sachs International	AUD	320,000	USD	328,192	06/15/11	(20,659)
Goldman Sachs International	AUD	776,000	USD	804,437	07/20/11	(37,765)
Goldman Sachs International	CAD	110,000	USD	111,122	06/15/11	(5,021)
Goldman Sachs International	GBP	135,000	USD	216,421	06/15/11	(8,956)
Goldman Sachs International	NZD	160,000	USD	114,150	06/15/11	(14,956)
Goldman Sachs International	NZD	1,087,000	USD	867,882	07/20/11	(7,161)
Goldman Sachs International	USD	697,104	AUD	655,000	07/20/11	13,776
Goldman Sachs International	USD	365,296	EUR	247,000	07/20/11	(247)
Goldman Sachs International	USD	54,833	HKD	426,189	05/03/11	44
Goldman Sachs International	USD	637,955	JPY	54,200,000	06/15/11	30,352
Goldman Sachs International	USD	420,154	NOK	2,290,000	06/15/11	15,223
Goldman Sachs International	USD	116,417	NZD	148,000	07/20/11	2,724
Goldman Sachs International	USD	636,269	SEK	3,970,000	06/15/11	19,260
Goldman Sachs International	USD	219,195	SGD	280,000	06/15/11	9,552
HSBC Bank USA	CAD	1,830,000	USD	1,923,360	06/15/11	(8,835)
HSBC Bank USA	CAD	467,000	USD	485,434	07/20/11	(7,219)
HSBC Bank USA	CHF	1,410,000	USD	1,598,186	06/15/11	(32,293)
HSBC Bank USA	EUR	440,000	USD	639,397	06/15/11	(11,543)
HSBC Bank USA	JPY	44,100,000	USD	539,165	06/15/11	(4,605)
HSBC Bank USA	NOK	3,670,000	USD	656,856	06/15/11	(40,888)
HSBC Bank USA	NZD	160,000	USD	122,112	06/15/11	(6,995)
HSBC Bank USA	SGD	395,000	USD	320,374	06/15/11	(2,324)
HSBC Bank USA	USD	315,930	AUD	295,000	06/15/11	5,667
HSBC Bank USA	USD	706,720	BRL	1,141,000	07/20/11	12,589

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
HSBC Bank USA	USD	3,867,400	CAD	3,718,000	07/20/11	54,835
HSBC Bank USA	USD	220,779	CHF	205,000	06/15/11	16,276
HSBC Bank USA	USD	105,255	GBP	65,000	06/15/11	3,260
HSBC Bank USA	USD	1,928,657	NOK	10,370,000	06/15/11	42,897
HSBC Bank USA	USD	71,312	PLN	197,000	07/20/11	2,353
HSBC Bank USA	USD	4,174,142	SEK	25,784,000	06/15/11	83,326
HSBC Bank USA	USD	477,812	SGD	595,000	06/15/11	8,276
HSBC Bank USA	USD	700,880	TRY	1,083,000	07/20/11	1,890
HSBC Bank USA	USD	371,617	ZAR	2,573,000	07/20/11	16,060
JPMorgan Chase Bank	AUD	1,784,000	NZD	2,381,019	06/15/11	(23,562)
JPMorgan Chase Bank	AUD	8,552,000	USD	8,530,680	06/15/11	(792,370)
JPMorgan Chase Bank	AUD	776,000	USD	804,906	07/20/11	(37,296)
JPMorgan Chase Bank	BRL	882,000	USD	536,398	07/14/11	(20,235)
JPMorgan Chase Bank	CAD	1,329,751	AUD	1,373,000	06/15/11	92,781
JPMorgan Chase Bank	CAD	3,950,796	EUR	2,837,000	06/15/11	25,660
JPMorgan Chase Bank	CAD	296,000	JPY	24,531,000	06/15/11	(10,053)
JPMorgan Chase Bank	CAD	4,545,921	USD	4,701,000	06/15/11	(98,785)
JPMorgan Chase Bank	CHF	1,237,126	AUD	1,325,000	06/15/11	13,889
JPMorgan Chase Bank	CHF	1,030,367	CAD	1,097,887	06/15/11	(32,286)
JPMorgan Chase Bank	CHF	5,518,910	EUR	4,267,000	06/15/11	(69,251)
JPMorgan Chase Bank	CHF	1,230,874	GBP	835,000	06/15/11	(29,346)
JPMorgan Chase Bank	CHF	7,732,322	USD	8,279,845	06/15/11	(661,569)
JPMorgan Chase Bank	CHF	1,432,000	USD	1,602,812	07/20/11	(53,401)
JPMorgan Chase Bank	CNY	21,782,000	USD	3,343,405	09/14/11	(47,994)
JPMorgan Chase Bank	CNY	10,503,000	USD	1,610,841	03/30/12	(48,810)
JPMorgan Chase Bank	EUR	435,000	AUD	601,896	06/15/11	12,620
JPMorgan Chase Bank	EUR	2,137,000	CAD	2,935,047	06/15/11	(62,546)
JPMorgan Chase Bank	EUR	5,834,000	CHF	7,471,505	06/15/11	8,935
JPMorgan Chase Bank	EUR	5,087,000	GBP	4,430,021	06/15/11	(130,025)
JPMorgan Chase Bank	EUR	2,177,000	JPY	258,022,274	06/15/11	(39,163)
JPMorgan Chase Bank	EUR	1,217,709	NOK	9,592,925	06/15/11	22,325

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
JPMorgan Chase Bank	EUR	968,000	NZD	1,829,036	06/15/11	43,811
JPMorgan Chase Bank	EUR	1,552,000	SEK	13,804,944	06/15/11	(16,564)
JPMorgan Chase Bank	EUR	2,937,530	USD	4,171,422	05/12/11	(178,426)
JPMorgan Chase Bank	EUR	13,403,792	USD	19,188,973	06/15/11	(640,729)
JPMorgan Chase Bank	EUR	638,000	USD	914,851	07/20/11	(28,070)
JPMorgan Chase Bank	GBP	239,000	CAD	376,953	06/15/11	(997)
JPMorgan Chase Bank	GBP	3,988,406	EUR	4,583,000	06/15/11	121,659
JPMorgan Chase Bank	GBP	387,000	JPY	53,460,180	06/15/11	13,104
JPMorgan Chase Bank	GBP	1,196,462	USD	1,935,827	05/16/11	(62,382)
JPMorgan Chase Bank	GBP	2,869,370	USD	4,656,718	06/15/11	(133,574)
JPMorgan Chase Bank	JPY	57,276,050	AUD	650,000	06/15/11	2,369
JPMorgan Chase Bank	JPY	99,211,200	CAD	1,200,000	06/15/11	43,701
JPMorgan Chase Bank	JPY	114,003,778	EUR	974,000	06/15/11	35,235
JPMorgan Chase Bank	JPY	64,423,345	NOK	4,393,000	06/15/11	40,837
JPMorgan Chase Bank	JPY	57,352,608	NZD	873,000	06/15/11	(2,741)
JPMorgan Chase Bank	JPY	115,360,770	SEK	8,570,000	06/15/11	(7,359)
JPMorgan Chase Bank	JPY	68,490,560	USD	835,883	06/03/11	(8,581)
JPMorgan Chase Bank	JPY	938,020,824	USD	11,378,775	06/15/11	(187,378)
JPMorgan Chase Bank	NOK	6,981,030	EUR	890,368	06/15/11	(10,020)
JPMorgan Chase Bank	NOK	13,953,000	JPY	203,201,655	06/15/11	(147,203)
JPMorgan Chase Bank	NOK	30,270,138	USD	5,540,558	06/15/11	(214,427)
JPMorgan Chase Bank	NOK	1,720,000	USD	311,095	07/20/11	(15,203)
JPMorgan Chase Bank	NZD	1,762,469	AUD	1,311,000	06/15/11	7,034
JPMorgan Chase Bank	NZD	2,655,474	EUR	1,366,000	06/15/11	(121,872)
JPMorgan Chase Bank	NZD	1,662,000	JPY	104,254,614	06/15/11	(55,596)
JPMorgan Chase Bank	NZD	11,732,000	USD	8,817,805	06/15/11	(648,942)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
JPMorgan Chase Bank	NZD	449,000	USD	359,137	07/20/11	(2,311)
JPMorgan Chase Bank	SEK	13,109,844	EUR	1,456,000	06/15/11	(10,684)
JPMorgan Chase Bank	SEK	21,384,386	USD	3,382,000	06/15/11	(149,002)
JPMorgan Chase Bank	SEK	2,549,000	USD	404,225	07/20/11	(15,829)
JPMorgan Chase Bank	SGD	2,630,000	USD	2,132,727	06/15/11	(15,865)
JPMorgan Chase Bank	USD	7,347,074	AUD	7,239,143	06/15/11	544,752
JPMorgan Chase Bank	USD	348,016	AUD	327,000	07/20/11	6,881
JPMorgan Chase Bank	USD	22,208	CAD	21,109	05/04/11	101
JPMorgan Chase Bank	USD	5,851,285	CAD	5,754,541	06/15/11	224,613
JPMorgan Chase Bank	USD	8,596,000	CHF	7,895,123	06/15/11	533,671
JPMorgan Chase Bank	USD	4,736,511	CNY	31,317,000	09/14/11	139,463
JPMorgan Chase Bank	USD	2,195,912	CNY	14,504,000	03/30/12	95,964
JPMorgan Chase Bank	USD	2,336,584	CNY	14,856,000	12/07/12	33,861
JPMorgan Chase Bank	USD	3,178,458	EUR	2,226,535	05/12/11	118,560
JPMorgan Chase Bank	USD	23,460,843	EUR	16,481,000	06/15/11	921,312
JPMorgan Chase Bank	USD	1,566,750	GBP	974,370	05/16/11	60,543
JPMorgan Chase Bank	USD	6,165,413	GBP	3,773,000	06/15/11	133,452
JPMorgan Chase Bank	USD	287,960	JPY	23,594,831	06/03/11	2,956
JPMorgan Chase Bank	USD	4,111,214	JPY	337,839,000	06/09/11	54,336
JPMorgan Chase Bank	USD	5,073,000	JPY	412,273,059	06/15/11	10,484
JPMorgan Chase Bank	USD	646,944	KRW	706,625,000	06/09/11	10,821
JPMorgan Chase Bank	USD	10,303,853	NOK	56,373,259	06/15/11	413,881
JPMorgan Chase Bank	USD	12,990,495	NZD	17,198,061	06/15/11	886,907
JPMorgan Chase Bank	USD	329,624	NZD	422,000	07/20/11	10,089
JPMorgan Chase Bank	USD	5,120,298	SEK	32,231,487	06/15/11	201,783

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
JPMorgan Chase Bank	USD	564,192	SEK	3,535,000	07/20/11	18,347
JPMorgan Chase Bank	USD	1,076,342	SGD	1,340,000	06/15/11	18,377
Morgan Stanley & Co., Inc.	NZD	5,037,000	USD	3,966,697	06/15/11	(97,742)
Morgan Stanley & Co., Inc.	USD	749,177	NZD	941,000	06/15/11	10,131
Morgan Stanley & Co., Inc.	USD	7,627,702	SEK	47,889,000	07/20/11	264,007
Morgan Stanley Capital Services, Inc.	AUD	38,188,577	USD	38,340,299	06/15/11	(3,291,367)
Morgan Stanley Capital Services, Inc.	CAD	11,085,750	USD	11,392,340	06/15/11	(312,486)
Morgan Stanley Capital Services, Inc.	CHF	20,975,125	USD	23,089,626	06/15/11	(1,165,347)
Morgan Stanley Capital Services, Inc.	EUR	12,214,420	USD	17,220,469	06/15/11	(849,665)
Morgan Stanley Capital Services, Inc.	GBP	1,670,120	USD	2,716,083	06/15/11	(72,112)
Morgan Stanley Capital Services, Inc.	JPY	1,906,471,693	USD	23,151,468	06/15/11	(356,053)
Morgan Stanley Capital Services, Inc.	NZD	12,082,251	USD	8,983,892	06/15/11	(765,478)
Morgan Stanley Capital Services, Inc.	SEK	91,511,200	USD	14,359,893	06/15/11	(750,487)
Morgan Stanley Capital Services, Inc.	USD	5,264,790	AUD	5,191,195	06/15/11	394,444
Morgan Stanley Capital Services, Inc.	USD	7,864,903	CAD	7,706,656	06/15/11	272,125
Morgan Stanley Capital Services, Inc.	USD	13,899,650	CHF	12,710,831	06/15/11	798,755
Morgan Stanley Capital Services, Inc.	USD	18,513,135	EUR	13,104,210	06/15/11	873,363
Morgan Stanley Capital Services, Inc.	USD	37,629,925	GBP	23,182,874	06/15/11	1,072,910
Morgan Stanley Capital Services, Inc.	USD	13,964,808	JPY	1,145,970,221	06/15/11	165,441
Morgan Stanley Capital Services, Inc.	USD	26,305,932	NZD	34,011,489	06/15/11	1,138,505

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Morgan Stanley Capital Services, Inc.	USD	33,668,384	SEK	214,316,195	06/15/11	1,719,625
Royal Bank of Canada	BRL	1,733,000	USD	1,086,861	07/20/11	(5,657)
Royal Bank of Canada	CAD	1,220,000	USD	1,275,310	06/15/11	(12,820)
Royal Bank of Canada	CHF	195,000	USD	215,460	06/15/11	(10,032)
Royal Bank of Canada	EUR	220,000	USD	320,500	06/15/11	(4,970)
Royal Bank of Canada	JPY	17,600,000	USD	217,261	06/15/11	246
Royal Bank of Canada	NZD	1,603,000	USD	1,272,862	06/15/11	(20,625)
Royal Bank of Canada	SGD	195,000	USD	156,716	06/15/11	(2,590)
Royal Bank of Canada	USD	2,555,980	CAD	2,445,000	06/15/11	25,560
Royal Bank of Canada	USD	2,947,209	CAD	2,861,000	06/16/11	73,488
Royal Bank of Canada	USD	1,264,399	CAD	1,214,000	07/20/11	16,288
Royal Bank of Canada	USD	2,467,234	CHF	2,180,000	06/15/11	53,650
Royal Bank of Canada	USD	562,510	EUR	390,000	06/15/11	14,459
Royal Bank of Canada	USD	481,183	GBP	295,000	06/15/11	11,307
Royal Bank of Canada	USD	4,481,899	KRW	4,901,584,000	07/20/11	68,467
Royal Bank of Scotland PLC	AUD	615,000	USD	643,075	06/15/11	(27,374)
Royal Bank of Scotland PLC	AUD	157,000	USD	167,608	07/20/11	(2,785)
Royal Bank of Scotland PLC	CAD	550,000	USD	554,888	05/10/11	(26,311)
Royal Bank of Scotland PLC	CZK	37,038,000	PLN	6,000,000	05/17/11	(11,200)
Royal Bank of Scotland PLC	CZK	36,639,000	PLN	6,000,000	07/18/11	1,573
Royal Bank of Scotland PLC	EUR	2,162,427	USD	2,948,048	05/18/11	(253,513)
Royal Bank of Scotland PLC	EUR	2,162,661	USD	2,933,046	05/19/11	(268,772)
Royal Bank of Scotland PLC	EUR	19,248,850	USD	26,629,779	06/09/11	(1,851,781)
Royal Bank of Scotland PLC	EUR	4,585,790	USD	6,402,537	06/24/11	(380,074)
Royal Bank of Scotland PLC	EUR	150,000	USD	213,131	07/11/11	(8,620)
Royal Bank of Scotland PLC	GBP	201,830	USD	328,830	06/08/11	(8,148)
Royal Bank of Scotland PLC	GBP	139,921	USD	225,536	07/11/11	(7,975)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Royal Bank of Scotland PLC	GBP	1,216,000	USD	2,003,665	07/20/11	(25,425)
Royal Bank of Scotland PLC	JPY	107,200,000	USD	1,287,275	06/15/11	(34,542)
Royal Bank of Scotland PLC	JPY	50,000,000	USD	596,148	07/11/11	(20,460)
Royal Bank of Scotland PLC	NZD	324,000	USD	259,152	07/20/11	(1,670)
Royal Bank of Scotland PLC	SEK	1,380,000	USD	217,422	06/15/11	(10,444)
Royal Bank of Scotland PLC	SGD	800,000	USD	640,742	06/15/11	(12,822)
Royal Bank of Scotland PLC	USD	348,082	AUD	327,000	07/20/11	6,815
Royal Bank of Scotland PLC	USD	306,854	CAD	295,000	06/15/11	4,620
Royal Bank of Scotland PLC	USD	427,264	CHF	390,000	06/15/11	23,720
Royal Bank of Scotland PLC	USD	500,000	EUR	352,389	05/16/11	21,754
Royal Bank of Scotland PLC	USD	767,541	EUR	550,915	06/09/11	47,620
Royal Bank of Scotland PLC	USD	967,248	GBP	595,000	06/15/11	26,080
Royal Bank of Scotland PLC	USD	5,357,063	GBP	3,285,000	07/20/11	124,484
Royal Bank of Scotland PLC	USD	3,500,000	MXN	40,905,550	06/24/11	36,603
Royal Bank of Scotland PLC	USD	954,041	NZD	1,210,000	06/15/11	22,328
Royal Bank of Scotland PLC	USD	220,610	SEK	1,420,000	06/15/11	13,861
Standard Chartered Bank	AUD	295,000	USD	313,602	06/15/11	(7,995)
Standard Chartered Bank	CHF	1,990,000	USD	2,232,819	06/15/11	(68,354)
Standard Chartered Bank	GBP	135,000	USD	216,532	06/15/11	(8,845)
Standard Chartered Bank	USD	218,737	AUD	215,000	06/15/11	15,648
Standard Chartered Bank	USD	218,015	NZD	290,000	06/15/11	15,991
State Street Bank & Trust Co.	USD	956,752	EUR	655,000	06/15/11	12,262
Westpac Banking Corp.	AUD	2,465,000	USD	2,600,219	06/15/11	(87,026)
Westpac Banking Corp.	CAD	215,000	USD	218,606	06/15/11	(8,401)
Westpac Banking Corp.	CHF	430,000	USD	480,135	06/15/11	(17,103)
Westpac Banking Corp.	EUR	540,000	USD	766,912	06/15/11	(31,970)
Westpac Banking Corp.	NZD	2,610,000	USD	2,075,531	06/15/11	(30,522)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Westpac Banking Corp.	SEK	2,000,000	USD	319,157	06/15/11	(11,084)
Westpac Banking Corp.	SGD	280,000	USD	219,946	06/15/11	(8,801)
Westpac Banking Corp.	USD	1,614,339	AUD	1,580,000	06/15/11	108,114
Westpac Banking Corp.	USD	1,276,810	CAD	1,215,000	06/15/11	6,040
Westpac Banking Corp.	USD	1,271,201	GBP	780,000	06/15/11	30,976
Westpac Banking Corp.	USD	1,597,007	JPY	131,900,000	06/15/11	29,370
Westpac Banking Corp.	USD	217,700	NOK	1,220,000	06/15/11	14,248
Westpac Banking Corp.	USD	3,427,960	NZD	4,390,000	06/15/11	114,405
Westpac Banking Corp.	USD	218,342	SEK	1,380,000	06/15/11	9,524
Westpac Banking Corp.	USD	106,528	SGD	135,000	06/15/11	3,761
						$(5,352,132)

Currency type abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zolty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

Interest rate swaps

				Rate type
Counterparty	Notional amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Bank of America NA	USD	11,500	11/05/14	1.626		0.273	[18]	—	140,807	140,807
Bank of America NA	USD	10,000	11/23/14	2.116		0.273	[18]	—	37,663	37,663
Bank of America NA	USD	1,300	06/15/16	0.273	[18]	1.750		39,650	(30,823)	8,827
Bank of America NA	USD	9,600	11/05/17	0.273	[18]	2.755		—	(263,028)	(263,028)
Bank of America NA	USD	8,900	11/23/19	0.273	[18]	3.587		—	(106,207)	(106,207)
Bank of America NA	USD	2,600	11/05/22	3.575		0.273	[18]	—	114,146	114,146
Bank of America NA	USD	3,200	11/23/27	4.206		0.273	[18]	—	67,298	67,298
Barclays Bank PLC	SEK	175,000	02/23/13	2.453	[19]	3.050		—	(64,018)	(64,018)
BNP Paribas	EUR	70,000	03/21/12	1.385	[20]	1.755		—	(72,268)	(72,268)
Citibank London	CHF	660	04/14/21	2.470		0.260	[21]	—	(5,903)	(5,903)
Citibank NA	EUR	1,420	04/23/20	3.850		1.675	[22]	(7,258)	17,689	10,431
Citibank NA	EUR	1,650	04/23/20	3.850		1.675	[22]	(31,920)	20,554	(11,366)
Citibank NA	EUR	3,450	04/23/20	3.850		1.675	[22]	(67,262)	42,976	(24,286)
Citibank NA	EUR	420	04/23/40	1.675	[22]	3.600		14,141	(39,697)	(25,556)
Citibank NA	EUR	525	04/23/40	1.675	[22]	3.600		47,841	(49,621)	(1,780)
Citibank NA	EUR	770	04/23/40	4.119		1.675	[22]	—	(8,111)	(8,111)
Citibank NA	EUR	1,050	04/23/40	1.675	[22]	3.600		96,429	(99,241)	(2,812)
Citibank NA	EUR	2,400	04/23/40	4.076		1.675	[22]	—	(4,393)	(4,393)
Citibank NA	EUR	1,960	05/14/40	4.044		1.675	[22]	—	9,043	9,043
Citibank NA	GBP	2,210	06/15/14	1.116	[23]	1.750		62,581	(46,752)	15,829
Citibank NA	GBP	4,350	06/15/14	1.116	[23]	1.750		105,350	(92,023)	13,327
Citibank NA	GBP	4,360	06/15/14	1.750		1.116	[23]	(104,377)	92,234	(12,143)
Citibank NA	USD	10,540	06/15/21	3.500		0.273	[18]	(225,622)	(64,884)	(290,506)
Credit Suisse International	CHF	2,110	10/26/20	1.860		0.260	[21]	—	101,073	101,073
Credit Suisse International	CHF	3,475	02/04/21	0.260	[21]	2.275		—	(33,039)	(33,039)
Credit Suisse International	EUR	31,125	03/21/12	1.385	[20]	1.923		—	(12,890)	(12,890)
Credit Suisse International	EUR	31,800	03/18/14	3.120		1.675	[22]	—	21,933	21,933
Credit Suisse International	EUR	48,800	04/18/14	3.370		1.675	[22]	—	(107,551)	(107,551)
Credit Suisse International	EUR	21,900	03/18/16	1.675	[22]	3.445		—	(37,905)	(37,905)
Credit Suisse International	EUR	34,100	04/18/16	1.675	[22]	3.690		—	237,840	237,840
Credit Suisse International	EUR	5,000	03/18/20	3.805		1.675	[22]	—	9,329	9,329
Credit Suisse International	EUR	7,900	04/18/20	4.050		1.675	[22]	—	(140,178)	(140,178)
Credit Suisse International	EUR	1,210	04/23/20	3.850		1.675	[22]	(9,233)	15,073	5,840
Credit Suisse International	EUR	1,280	04/23/20	3.850		1.675	[22]	(15,114)	15,945	831
Credit Suisse International	EUR	2,610	04/23/20	3.850		1.675	[22]	(26,709)	32,513	5,804
Credit Suisse International	EUR	3,750	04/23/20	3.850		1.675	[22]	(41,084)	46,713	5,629
Credit Suisse International	EUR	3,750	04/23/20	3.850		1.675	[22]	(50,516)	46,713	(3,803)
Credit Suisse International	EUR	19,120	04/23/20	1.675	[22]	3.850		214,619	(238,176)	(23,557)
Credit Suisse International	EUR	9,780	06/15/21	1.675	[22]	3.000		714,078	(707,385)	6,693
Credit Suisse International	EUR	390	04/23/40	1.675	[22]	3.600		28,836	(36,861)	(8,025)
Credit Suisse International	EUR	800	04/23/40	1.675	[22]	3.600		55,424	(75,612)	(20,188)
Credit Suisse International	EUR	1,130	04/23/40	1.675	[22]	3.600		73,192	(106,802)	(33,610)
Credit Suisse International	EUR	1,170	04/23/40	1.675	[22]	3.600		83,536	(110,583)	(27,047)
Credit Suisse International	GBP	1,710	06/15/14	1.116	[23]	1.750		40,160	(36,174)	3,986
Credit Suisse International	GBP	280	02/15/16	1.116	[23]	3.210		—	10,720	10,720
Credit Suisse International	GBP	550	02/16/16	1.116	[23]	3.201		—	20,672	20,672
Credit Suisse International	GBP	620	02/18/16	1.116	[23]	3.124		—	19,599	19,599
Credit Suisse International	GBP	1,600	06/15/16	2.500		1.116	[23]	(53,263)	43,373	(9,890)
Credit Suisse International	GBP	8,870	06/15/16	2.500		1.116	[23]	(306,894)	240,451	(66,443)
Credit Suisse International	SEK	2,650	01/07/21	3.590		2.453	[19]	—	5,515	5,515
Credit Suisse International	USD	1,950	06/15/16	0.273	[18]	1.750		60,089	(46,234)	13,855
Credit Suisse International	USD	10,710	06/15/16	0.273	[18]	1.750		335,459	(253,933)	81,526
Deutsche Bank AG	GBP	10	12/17/11	5.250		1.116	[23]	963	(440)	523
Deutsche Bank AG	GBP	950	02/11/16	1.116	[23]	3.188		—	34,927	34,927
Deutsche Bank AG	KRW	200,000	06/12/11	3.420	[24]	3.870		—	110	110
Deutsche Bank AG	KRW	1,420,000	06/26/11	3.420	[24]	3.693		—	643	643
Deutsche Bank AG	KRW	613,856	07/06/11	3.420	[24]	3.620		—	243	243
Deutsche Bank AG	KRW	1,025,603	07/07/11	3.420	[24]	3.626		—	423	423
Deutsche Bank AG	NZD	2,050	02/15/16	4.690		2.795	[25]	—	(13,092)	(13,092)
Deutsche Bank AG	NZD	1,160	02/18/16	4.700		2.795	[25]	—	(10,973)	(10,973)
Deutsche Bank AG	NZD	1,380	02/22/16	4.683		2.795	[25]	—	(8,112)	(8,112)
Deutsche Bank AG	USD	22,500	11/02/14	1.645		0.273	[18]	—	264,349	264,349

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

Interest rate swaps—(concluded)

				Rate type
Counterparty	Notional amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Deutsche Bank AG	USD	2,900	06/15/16	0.273	[18]	1.750		122,767	(68,759)	54,008
Deutsche Bank AG	USD	18,800	11/02/17	0.273	[18]	2.750		—	(513,282)	(513,282)
Deutsche Bank AG	USD	500	06/15/21	2.750		0.273	[18]	(28,274)	29,602	1,328
Deutsche Bank AG	USD	2,700	06/15/21	2.750		0.273	[18]	(275,589)	159,853	(115,736)
Deutsche Bank AG	USD	5,200	11/02/22	3.545		0.273	[18]	—	239,584	239,584
JPMorgan Chase Bank	CAD	5,260	11/04/15	2.104		1.200	[26]	—	120,486	120,486
JPMorgan Chase Bank	EUR	4,630	11/08/15	1.675	[22]	2.060		—	(254,143)	(254,143)
JPMorgan Chase Bank	EUR	6,390	06/15/16	1.675	[22]	2.250		368,419	(364,406)	4,013
JPMorgan Chase Bank	EUR	580	08/10/40	3.417		1.675	[22]	—	75,131	75,131
JPMorgan Chase Bank	EUR	940	08/10/40	1.675	[22]	2.920		—	(215,208)	(215,208)
JPMorgan Chase Bank	GBP	440	06/15/14	1.116	[23]	1.750		6,031	(9,308)	(3,277)
JPMorgan Chase Bank	KRW	500,000	06/15/11	3.420	[24]	3.900		—	304	304
JPMorgan Chase Bank	KRW	1,500,000	06/22/11	3.420	[24]	3.720		—	678	678
JPMorgan Chase Bank	KRW	487,792	07/08/11	3.420	[24]	3.660		—	234	234
JPMorgan Chase Bank	USD	1,700	06/15/16	0.273	[18]	1.750		52,664	(40,307)	12,357
JPMorgan Chase Bank	USD	2,300	06/15/16	0.273	[18]	1.750		95,362	(54,533)	40,829
JPMorgan Chase Bank	USD	8,200	06/15/16	1.750		0.273	[18]	(337,199)	194,421	(142,778)
JPMorgan Chase Bank	USD	3,200	06/15/21	0.273	[18]	2.750		207,279	(189,455)	17,824
Morgan Stanley & Co. International PLC	CAD	7,350	06/15/16	2.250		1.200	[26]	(225,436)	196,104	(29,332)
Morgan Stanley & Co. International PLC	EUR	4,200	06/15/16	1.675	[22]	2.250		136,737	(239,516)	(102,779)
Morgan Stanley Capital Services Inc.	SEK	23,565	12/06/20	3.443		2.453	[19]	—	94,399	94,399
Royal Bank of Scotland PLC	AUD	36,000	08/13/14	4.925	[27]	5.100		—	(288,648)	(288,648)
Royal Bank of Scotland PLC	AUD	3,000	12/10/14	4.925	[27]	5.710		—	4,550	4,550
Royal Bank of Scotland PLC	SEK	81,000	02/14/13	2.453	[19]	3.050		—	(27,453)	(27,453)
								1,155,857	(2,362,014)	(1,206,157)

18	Rate based on 3 Month LIBOR (USD on Interbank Offered Rate).
19	Rate based on 3 Month LIBOR (SEK on Interbank Offered Rate).
20	Rate based on the 3 Month EURIBOR.
21	Rate based on 6 Month LIBOR (CHF on Interbank Offered Rate).
22	Rate based on the 6 Month EURIBOR.
23	Rate based on 6 Month LIBOR (GBP on Interbank Offered Rate).
24	Rate based on 3 Month Korean Won CD.
25	Rate based on 3 Month LIBOR (NZD on Interbank Offered Rate).
26	Rate based on 3 Month LIBOR (CAD on Interbank Offered Rate).
27	Rate based on 3 Month LIBOR (AUD on Interbank Offered Rate).
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

Credit default swaps on credit indicies—buy protection28

				Rate type
	Notional		Termination	Payments made by		Payments received by		Upfront payments		Unrealized
Counterparty	amount (000)		dates	the Portfolio (%)		the Portfolio (%)		received (made) ($)	Value ($)	depreciation ($)
Barclays Bank PLC	EUR	5,600	06/20/16	1.000	[29]	—	[30]	(9,320)	(13,804)	(23,124)
BNP Paribas	EUR	13,500	06/20/16	1.000	[29]	—	[30]	(36,133)	(33,278)	(69,411)
								(45,453)	(47,082)	(92,535)

28

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

29	Payments are made based on the notional amount.
30	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the iTraxx Europe Main Index.
EUR	Euro

Credit default swaps on sovereign issues—buy protection 31

				Rate type						Unrealized
	Notional		Termination	Payments made by		Payments received by		Upfront payments		appreciation
Counterparty	amount (000)		dates	the Portfolio (%)		the Portfolio (%)		made ($)	Value ($)	(depreciation) ($)
Bank of America NA	USD	410	03/20/16	1.000	[29]	—	[32]	(22,911)	23,878	967
Bank of America NA	USD	1,030	03/20/16	1.000	[29]	—	[32]	(58,885)	59,985	1,100
Bank of America NA	USD	1,310	03/20/16	1.000	[29]	—	[33]	(68,183)	25,538	(42,645)
Bank of America NA	USD	2,500	06/20/21	0.250	[29]	—	[34]	(127,181)	148,976	21,795
Citibank NA	USD	2,160	12/20/15	1.000	[29]	—	[32]	(124,856)	118,362	(6,494)
Citibank NA	USD	720	03/20/16	1.000	[29]	—	[35]	(105,510)	145,629	40,119
Citibank NA	USD	800	06/20/16	1.000	[29]	—	[33]	(21,461)	17,264	(4,197)
Citibank NA	USD	180	12/20/20	0.250	[29]	—	[34]	(9,011)	10,210	1,199
Credit Suisse International	USD	1,475	12/20/15	1.000	[29]	—	[35]	(194,657)	290,930	96,273
Credit Suisse International	USD	1,320	03/20/16	1.000	[29]	—	[32]	(75,710)	76,875	1,165
Credit Suisse International	USD	950	06/20/16	1.000	[29]	—	[35]	(169,481)	196,831	27,350
Deutsche Bank AG	USD	830	03/20/16	1.000	[29]	—	[33]	(46,943)	16,180	(30,763)
Deutsche Bank AG	USD	1,190	03/20/16	1.000	[29]	—	[32]	(90,690)	69,304	(21,386)
Deutsche Bank AG	USD	925	06/20/16	1.000	[29]	—	[33]	(12,760)	19,962	7,202
Deutsche Bank AG	USD	1,300	06/20/16	1.000	[29]	—	[33]	(34,873)	28,055	(6,818)
Deutsche Bank AG	USD	3,100	06/20/16	1.000	[29]	—	[32]	(141,784)	191,088	49,304
Deutsche Bank AG	USD	1,410	12/20/20	0.250	[29]	—	[34]	(82,244)	79,977	(2,267)
Deutsche Bank AG	USD	2,060	12/20/20	0.250	[29]	—	[34]	(120,479)	116,846	(3,633)
Morgan Stanley & Co. International PLC	USD	4,853	03/20/16	0.250	[29]	—	[34]	(151,801)	103,726	(48,075)
Morgan Stanley & Co. International PLC	USD	5,157	03/20/16	0.250	[29]	—	[34]	(161,310)	110,224	(51,086)
Morgan Stanley & Co. International PLC	USD	1,110	06/20/20	0.250	[29]	—	[34]	(29,148)	59,643	30,495
Morgan Stanley & Co. International PLC	USD	1,110	06/20/20	0.250	[29]	—	[34]	(26,314)	59,643	33,329
Morgan Stanley & Co. International PLC	USD	1,120	06/20/20	0.250	[29]	—	[34]	(28,351)	60,181	31,830
								(1,904,543)	2,029,307	124,764

31

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

32	Payment from the counterparty will be received upon the occurance of bankruptcy and/or by a restructuring event with respect to the Spain Government bond, 5.500%, due 07/30/17.
33	Payment from the counterparty will be received upon the occurance of bankruptcy and/or by a restructuring event with respect to the Republic of Italy bond, 6.875%, due 09/27/23.
34	Payment from the counterparty will be received upon the occurance of bankruptcy and/or by a restructuring event with respect to the French Government bond, 4.250%, due 04/25/19.
35	Payment from the counterparty will be received upon the occurance of bankruptcy and/or by a restructuring event with respect to the Portuguese Republic bond, 5.450%, due 09/23/13.
USD	United States Dollar

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

Credit default swaps on credit indicies—sell protection36

				Rate type
	Notional amount		Termination	Payments made by		Payments received by		Upfront payments		Unrealized	Credit
Counterparty	(000)		dates	the Portfolio (%)		the Portfolio (%)		received (made) ($)	Value ($)	appreciation ($)	spread[37]
Bank of America NA	USD	5,000	6/20/16	—	[38]	5.000	[39]	(145,486)	169,190	23,704	4.21
Barclays Bank PLC	EUR	5,600	6/20/16	—	[40]	1.000	[39]	549,898	(466,646)	83,252	2.24
BNP Paribas	EUR	13,500	6/20/16	—	[40]	1.000	[39]	1,473,779	(1,124,952)	348,827	2.24
Deutsche Bank AG	USD	5,000	6/20/16	—	[38]	5.000	[39]	(142,361)	169,190	26,829	4.21
Deutsche Bank AG	USD	10,500	6/20/16	—	[38]	5.000	[39]	(280,000)	355,298	75,298	4.21
Royal Bank of Scotland	USD	15,100	6/20/16	—	[38]	5.000	[39]	(386,937)	510,954	124,017	4.21
								1,068,893	(386,966)	681,927

36

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced index.

37

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

38	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the bonds on the CDX North America High Yield Index.
39	Payments received are based on the notional amount.
40	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the bonds on the iTraxx Europe Subordinated Financials Index.
EUR	Euro
USD	United States Dollar

Credit default swaps on sovereign issues—sell protection41

				Rate type						Unrealized
	Notional amount		Termination	Payments made by		Payments received by		Upfront payments		appreciation/	Credit
Counterparty	(000)		dates	the Portfolio (%)		the Portfolio (%)		received ($)	Value ($)	(depreciation) ($)	spread[37]
Credit Suisse International	USD	2,400	6/20/21	—	[42]	0.250	[39]	65,519	(75,561)	(10,042)	0.61
Deutsche Bank AG	USD	380	3/20/16	—	[43]	1.000	[39]	42,451	(22,131)	20,320	2.32
JPMorgan Chase Bank	USD	250	3/20/16	—	[44]	1.000	[39]	44,853	(50,566)	(5,713)	6.51
JPMorgan Chase Bank	USD	1,300	3/20/21	—	[42]	0.250	[39]	48,488	(39,440)	9,048	0.61
Morgan Stanley & Co. International PLC	USD	4,750	3/20/16	—	[42]	0.250	[39]	68,827	(35,943)	32,884	0.41
Morgan Stanley & Co. International PLC	USD	5,050	3/20/16	—	[42]	0.250	[39]	73,174	(38,213)	34,961	0.41
Morgan Stanley & Co. International PLC	USD	4,880	3/20/21	—	[42]	0.250	[39]	182,018	(148,052)	33,966	0.61
								525,330	(409,906)	115,424

41

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

42	Payment to the counterparty will be made upon the occurance of bankruptcy and/or by a restructuring event with respect to the Bundesrepublik Deutschland bond, 6.000%, due 06/20/16.
43	Payment to the counterparty will be made upon the occurance of bankruptcy and/or by a restructuring event with respect to the Spain Government bond, 5.500%, due 07/30/17.
44	Payment to the counterparty will be made upon the occurance of bankruptcy and/or by a restructuring event with respect to the Portuguese Republic bond, 4.250%, due 04/25/19.
USD	United States Dollar

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

Variance swaps45

	Notional amount		Termination	Pay/receive	Reference	Volatility strike	Upfront payments		Unrealized appreciation
Counterparty	(000)		dates	variance	entity	price (%)	received (made) ($)	Value ($)	(depreciation) ($)
Barclays Bank PLC	EUR	3	12/21/12	Receive	DJ Euro Stoxx 50 Index	32.90	—	(55,545)	(55,545)
Barclays Bank PLC	GBP	1	12/16/11	Pay	FTSE 100 Index	27.90	—	26,844	26,844
Barclays Bank PLC	HKD	5	12/29/11	Receive	China Enterprises Index (Hang Seng)	33.75	—	(9,347)	(9,347)
Barclays Bank PLC	USD	7	12/21/12	Pay	S&P 500 Index	30.95	—	105,530	105,530
BNP Paribas	EUR	44	12/16/11	Receive	DJ Euro Stoxx 50 Index	27.30	—	(529,152)	(529,152)
BNP Paribas	EUR	7	12/21/12	Receive	DAX Index	27.25	—	(98,775)	(98,775)
BNP Paribas	EUR	45	12/21/12	Receive	DJ Euro Stoxx 50 Index	35.25	—	(1,265,491)	(1,265,491)
BNP Paribas	GBP	2	12/16/11	Pay	FTSE 100 Index	29.20	—	45,624	45,624
BNP Paribas	GBP	2	12/16/11	Pay	FTSE 100 Index	25.80	—	45,680	45,680
BNP Paribas	GBP	2	12/16/11	Pay	FTSE 100 Index	25.25	—	46,721	46,721
BNP Paribas	GBP	3	12/16/11	Pay	FTSE 100 Index	24.80	—	48,276	48,276
BNP Paribas	GBP	8	12/16/11	Receive	FTSE 100 Index	30.00	—	(240,921)	(240,921)
BNP Paribas	GBP	19	12/16/11	Pay	FTSE 100 Index	30.25	—	620,937	620,937
BNP Paribas	GBP	1	12/21/12	Pay	FTSE 100 Index	25.40	—	4,917	4,917
BNP Paribas	GBP	1	12/21/12	Pay	FTSE 100 Index	25.40	—	9,891	9,891
BNP Paribas	GBP	1	12/21/12	Pay	FTSE 100 Index	25.65	—	10,534	10,534
BNP Paribas	HKD	15	12/29/11	Receive	China Enterprises Index (Hang Seng)	34.95	—	(32,635)	(32,635)
BNP Paribas	HKD	17	12/29/11	Receive	China Enterprises Index (Hang Seng)	35.80	—	(37,816)	(37,816)
BNP Paribas	HKD	25	12/29/11	Receive	China Enterprises Index (Hang Seng)	35.25	—	(52,299)	(52,299)
BNP Paribas	HKD	26	12/29/11	Receive	China Enterprises Index (Hang Seng)	34.80	—	(51,481)	(51,481)
BNP Paribas	HKD	82	12/29/11	Pay	China Enterprises Index (Hang Seng)	35.75	—	196,559	196,559
BNP Paribas	HKD	200	12/29/11	Receive	China Enterprises Index (Hang Seng)	35.40	—	(465,622)	(465,622)
BNP Paribas	HKD	5	12/28/12	Receive	China Enterprises Index (Hang Seng)	35.10	—	(4,747)	(4,747)
BNP Paribas	HKD	7	12/28/12	Receive	China Enterprises Index (Hang Seng)	34.50	—	(5,762)	(5,762)
BNP Paribas	HKD	9	12/28/12	Receive	China Enterprises Index (Hang Seng)	35.10	—	(8,119)	(8,119)
BNP Paribas	HKD	9	12/28/12	Receive	China Enterprises Index (Hang Seng)	35.35	—	(9,009)	(9,009)
BNP Paribas	JPY	2,400	12/14/12	Receive	Nikkei 225 Index	28.70	—	(128,666)	(128,666)
BNP Paribas	JPY	10,000	12/14/12	Receive	Nikkei 225 Index	32.20	—	(1,403,960)	(1,403,960)
BNP Paribas	USD	36	12/21/12	Pay	S&P 500 Index	27.40	—	364,375	364,375
BNP Paribas	USD	117	12/21/12	Pay	S&P 500 Index	32.40	—	2,174,392	2,174,392
							—	(699,067)	(699,067)

45

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	203,493,929	596,515	216,555	204,306,999
Preferred stocks	825,333	—	—	825,333
Investment companies	6,410,555	—	—	6,410,555
Warrants	524,175	—	—	524,175
US government obligations	—	28,236,323	—	28,236,323
Federal home loan mortgage corporation certificates	—	1,847,996	—	1,847,996
Federal national mortgage association certificates	—	9,021,077	—	9,021,077
Collateralized mortgage obligations	—	18,553,834	—	18,553,834
Asset-backed securities	—	19,401,847	—	19,401,847
Corporate notes	—	71,061,333	—	71,061,333
Municipal bonds and notes	—	3,154,575	—	3,154,575
Non-US government obligations	—	6,128,979	—	6,128,979
Time deposits	—	20,824,460	—	20,824,460
Certificates of deposit	—	12,000,000	—	12,000,000
Short-term US government obligations	—	91,494,280	—	91,494,280
Repurchase agreement	—	69,817,000	—	69,817,000
Options purchased	689,235	1,438,563	—	2,127,798
Common stocks sold short	(24,012,105)	—	—	(24,012,105)
Written options	(856,440)	—	—	(856,440)
Swaptions and foreign exchange written options	—	(1,893,551)	—	(1,893,551)
Futures contracts, net	358,346	—	—	358,346
Forward foreign currency contracts, net	—	(5,352,132)	—	(5,352,132)
Swap agreements, net	—	(1,875,728)	—	(1,875,728)
Total	187,433,028	344,455,371	216,555	532,104,954

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the nine months ended April 30, 2011:

Common stocks
Beginning balance	$—
Purchases	137,360
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	79,195
Ending balance	$216,555

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2011 was $79,195.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2011.

PACE Select Advisors Trust

Each Portfolio (except PACE Money Market Investments) calculates its net asset value based on the current value for its portfolio securities. The Portfolios normally obtain values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market close, last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges (and certain related derivatives) may be fair valued based on significant events that occur between the close of the foreign markets and 4:00 pm EST. PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets (and certain related derivatives) in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair value hierarchy at reporting period ends. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange (“NYSE”), the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of the PACE Money Market Investments Portfolio are valued using the amortized cost method of valuation. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, swaps are valued at fair value as determined in good faith by or under the direction of the Board.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Portfolio’s Schedule of investments.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements have been implemented for annual and interim periods beginning after December 15, 2010.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	June 29, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	June 29, 2011